Due to size constraints, this filing is being made in 5 related submissions. This submission is the fifth of the 5 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-15-000060
0000927730-15-000061
0000927730-15-000062
0000927730-15-000063

Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.93	$25.62	$22.35	$23.89	$21.81	$16.10	$28.58	$24.18	$21.78	N/A
End of period	$31.02	$30.93	$25.62	$22.35	$23.89	$21.81	$16.10	$28.58	$24.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A	N/A
End of period	$13.33	$13.19	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55	$10.88	N/A
End of period	$17.45	$17.78	$13.51	$11.72	$12.30	$9.90	$7.56	$11.54	$12.55	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74	$11.24	N/A
End of period	$19.42	$17.52	$13.47	$11.65	$12.73	$10.44	$8.03	$12.83	$12.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42	$11.54	N/A
End of period	$15.79	$14.01	$13.92	$11.07	$12.06	$10.50	$8.09	$12.84	$15.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	$10.84	N/A	N/A
End of period	$11.95	12.88	$13.29	$11.10	$13.77	$11.53	$6.85	$14.00	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.78	$13.41	$13.21	$12.58	$12.13	$11.71	$11.52	$11.05	$10.88	$10.90
End of period	$13.22	$12.78	$13.41	$13.21	$12.58	$12.13	$11.71	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	817	882	1,742	1,485	1,335

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36	N/A
End of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.63	$13.48	$11.14	$10.67	$8.87	$6.80	$10.11	$11.20	$10.07	N/A
End of period	$20.23	$18.63	$13.48	$11.14	$10.67	$8.87	$6.80	$10.11	$11.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.75	$9.97	$9.15	$7.91	$6.48	$5.71	$10.79	$10.91	$8.59	$9.30
End of period	$13.72	$12.75	$9.97	$9.15	$7.91	$6.48	$5.71	$10.79	$10.91	$8.59
Accumulation units outstanding at the end of period	-	-	-	-	-	1,689	1,488	1,640	1,553	1,762

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.89	$7.57	$6.12	$7.18	$6.45	$5.55	$11.48	$14.19	$12.20	N/A
End of period	$10.95	$9.89	$7.57	$6.12	$7.18	$6.45	$5.55	$11.48	$14.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.09	$14.49	$12.04	$13.39	$11.92	$9.28	$18.40	$16.90	$12.31	$11.40
End of period	$17.48	$16.09	$14.49	$12.04	$13.39	$11.92	$9.28	$18.40	$16.90	$12.31
Accumulation units outstanding at the end of period	-	-	-	-	-	861	959	979	1,065	1,254

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81	$10.89
End of period	$16.76	$15.37	$11.91	$10.30	$10.73	$9.36	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	-	-	-	-	-	1,253	2,657	2,660	2,663	2,665

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.11	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	$10.69	N/A	N/A
End of period	$12.69	$12.11	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.51	$10.54	$9.65	$9.38	$8.22	$7.06	$10.71	$10.16	N/A	N/A
End of period	$14.95	$14.51	$10.54	$9.65	$9.38	$8.22	$7.06	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.60	$6.95	$6.38	$6.53	$5.95	$3.71	$6.69	$5.96	$5.56	N/A
End of period	$10.16	$8.60	$6.95	$6.38	$6.53	$5.95	$3.71	$6.69	$5.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.99	$9.84	$9.20	$12.19	$10.16	$9.04	$17.56	$15.00	$15.52	$11.41
End of period	$13.71	$12.99	$9.84	$9.20	$12.19	$10.16	$9.04	$17.56	$15.00	$15.52
Accumulation units outstanding at the end of period	-	-	-	-	-	1,051	1,058	1,037	1,158	1,050

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	$10.17	N/A	N/A
End of period	$9.85	$10.01	$10.20	$10.17	$10.23	$10.15	$9.62	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15	$24.53
End of period	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67	$9.89
End of period	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77	$21.80
End of period	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50	$16.29
End of period	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63	$18.55
End of period	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A	N/A
End of period	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	375	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.04	$8.78	$7.89	$8.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$11.04	$8.78	$7.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,320	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88	N/A
End of period	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	N/A
Accumulation units outstanding at the end of period	-	-	-	522	522	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59	$17.50
End of period	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59
Accumulation units outstanding at the end of period	-	-	-	68	122	25	705	749	764	767

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24	N/A
End of period	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54	N/A
End of period	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	N/A
Accumulation units outstanding at the end of period	-	-	-	354	354	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73	$12.66
End of period	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73
Accumulation units outstanding at the end of period	-	-	-	110	228	-	359	359	780	814

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51	$10.96
End of period	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58	$16.49
End of period	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58
Accumulation units outstanding at the end of period	-	-	-	124	240	-	810	810	844	852

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41	$11.69
End of period	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41
Accumulation units outstanding at the end of period	-	-	-	94	202	-	287	287	656	662

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63	$10.01
End of period	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53	$19.73
End of period	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68	$14.64
End of period	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68
Accumulation units outstanding at the end of period	-	-	-	161	159	73	1,347	1,523	1,564	1,565

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	$10.84	N/A	N/A
End of period	$11.95	12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.77	$16.24	$14.08	$13.20	$10.97	$7.32	$11.54	$12.12	$11.02	$11.59
End of period	$21.78	$21.77	$16.24	$14.08	$13.20	$10.97	$7.32	$11.54	$12.12	$11.02
Accumulation units outstanding at the end of period	-	-	-	-	-	56	336	479	328	351

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88	$10.90
End of period	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88
Accumulation units outstanding at the end of period	4,363	4,622	4,898	5,192	5,495	6,001	6,980	7,691	8,081	8,402

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36	$4.41
End of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07	$10.53
End of period	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59	$9.29
End of period	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59
Accumulation units outstanding at the end of period	1,027	1,029	1,172	3,102	5,191	5,772	6,718	7,543	7,396	7,464

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20	$11.73
End of period	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20
Accumulation units outstanding at the end of period	-	-	-	-	119	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32	$11.41
End of period	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	98	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99	$10.43
End of period	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84	$13.37
End of period	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84
Accumulation units outstanding at the end of period	590	625	662	702	743	831	1,066	2,101	1,137	1,224

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81	$10.89
End of period	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,061	2,693	926	969

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.10	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	$10.69	N/A	N/A
End of period	$12.68	$12.10	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	606	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49	$10.82
End of period	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56	$16.83
End of period	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56
Accumulation units outstanding at the end of period	718	761	806	855	905	958	1,020	1,071	1,118	1,170

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	$10.16	N/A	N/A
End of period	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	168	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84	$12.62
End of period	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84
Accumulation units outstanding at the end of period	-	-	-	-	-	86	1,816	2,064	1,935	2,028

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55	$10.31
End of period	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55
Accumulation units outstanding at the end of period	2,459	2,605	2,761	5,317	5,675	5,970	6,381	8,080	5,160	5,462

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21	$12.93
End of period	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21
Accumulation units outstanding at the end of period	512	543	575	711	833	791	1,123	1,379	1,166	1,242

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56	$5.54
End of period	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.99	$9.83	$9.19	$12.18	$10.16	$9.04	$17.55	$15.00	$15.52	$11.41
End of period	$13.71	$12.99	$9.83	$9.19	$12.18	$10.16	$9.04	$17.55	$15.00	$15.52
Accumulation units outstanding at the end of period	731	732	835	2,214	3,706	4,068	4,551	5,071	5,072	5,073

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34	$11.07
End of period	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39	$13.36
End of period	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39
Accumulation units outstanding at the end of period	1,423	1,508	1,598	7,283	7,383	7,177	1,885	1,885	2,513	2,464

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47	$12.51
End of period	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47
Accumulation units outstanding at the end of period	-	-	-	-	-	29	190	172	177	188

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14	$18.62
End of period	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.42	$11.65	$11.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.85	$12.71	$12.42	$11.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	187	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18	$24.22
End of period	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15	$31.44
End of period	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	$10.17	N/A	N/A
End of period	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34	$12.82
End of period	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34
Accumulation units outstanding at the end of period	-	-	-	-	127	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32	$21.63
End of period	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32
Accumulation units outstanding at the end of period	-	-	-	79	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56	$11.49
End of period	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56
Accumulation units outstanding at the end of period	-	-	-	1,138	2,056	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17	$16.21
End of period	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17
Accumulation units outstanding at the end of period	-	-	-	-	-	57	288	283	312	358

Accumulation Unit Values
Contract with Endorsements - 2.055%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.51	$13.46	$11.65	$12.72	$10.44	$8.03	$12.83	N/A	N/A	N/A
End of period	$19.40	$17.51	$13.46	$11.65	$12.72	$10.44	$8.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	184	191	197	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.28	$15.68	$13.83	$15.14	$13.76	$10.26	$17.72	N/A	N/A	N/A
End of period	$17.95	$18.28	$15.68	$13.83	$15.14	$13.76	$10.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	146	146	158	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.25	$11.88	$10.78	$11.79	$10.25	$8.42	$13.79	N/A	N/A	N/A
End of period	$17.24	$16.25	$11.88	$10.78	$11.79	$10.25	$8.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	196	194	190	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.70	$15.26	$13.44	$14.34	$11.59	N/A	N/A	N/A	N/A	N/A
End of period	$21.22	$20.70	$15.26	$13.44	$14.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	165	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.65	$30.66	$26.34	$27.22	$23.80	$16.93	$30.23	N/A	N/A	N/A
End of period	$44.36	$41.65	$30.66	$26.34	$27.22	$23.80	$16.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	84	86	89	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.06%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.87	$15.72	$14.47	$15.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.79	16.87	$15.72	$14.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	893	1,009	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.38	$10.91	$10.53	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$10.38	$10.91	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	424	427	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.71	$11.30	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.88	$14.71	$11.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,578	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.58	$9.86	$9.99	$11.00	$9.57	$6.51	$13.63	N/A	N/A	N/A
End of period	$8.88	$10.58	$9.86	$9.99	$11.00	$9.57	$6.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	66	331	336	894	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.02	$24.99	$23.06	$23.36	$21.17	$16.03	$27.67	$25.75	$25.13	$24.50
End of period	$36.29	$34.02	$24.99	$23.06	$23.36	$21.17	$16.03	$27.67	$25.75	$25.13
Accumulation units outstanding at the end of period	-	-	-	-	53	53	53	26	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.88	$11.38	$10.28	$11.01	$10.31	$8.60	$12.24	$11.57	$10.66	$9.89
End of period	$12.69	$12.88	$11.38	$10.28	$11.01	$10.31	$8.60	$12.24	$11.57	$10.66
Accumulation units outstanding at the end of period	-	-	-	-	4,330	4,330	4,330	4,330	2,152	2,154

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.85	$25.55	$22.29	$23.83	$21.76	$16.07	$28.52	$24.14	$21.74	$21.78
End of period	$30.93	$30.85	$25.55	$22.29	$23.83	$21.76	$16.07	$28.52	$24.14	$21.74
Accumulation units outstanding at the end of period	-	-	-	-	228	231	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.96	$16.59	$14.89	$15.33	$13.99	$10.67	$17.87	$18.14	$16.48	$16.27
End of period	$23.63	$21.96	$16.59	$14.89	$15.33	$13.99	$10.67	$17.87	$18.14	$16.48
Accumulation units outstanding at the end of period	-	-	96	97	212	213	215	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.96	$27.35	$24.53	$25.63	$19.29	$14.53	$24.04	$21.89	$18.61	$18.53
End of period	$35.21	$34.96	$27.35	$24.53	$25.63	$19.29	$14.53	$24.04	$21.89	$18.61
Accumulation units outstanding at the end of period	-	-	694	781	368	373	376	19	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.93	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A	N/A
End of period	$8.21	$7.93	$8.62	$7.18	$9.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,176	1,177	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.92	$7.23	$5.98	$8.46	$7.39	$4.14	N/A	N/A	N/A	N/A
End of period	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	402	1,729	2,106	2,112	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.37	$9.37	$8.25	$8.53	$7.89	$6.19	$9.89	N/A	N/A	N/A
End of period	$11.44	$11.37	$9.37	$8.25	$8.53	$7.89	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	810	16,098	10,415	10,847	11,293	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87	N/A	N/A	N/A
End of period	$10.37	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	17,223	1,752	1,838	1,924	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.17	$11.79	$10.72	$10.68	$9.68	$7.44	$10.80	$10.83	N/A	N/A
End of period	$13.32	$13.17	$11.79	$10.72	$10.68	$9.68	$7.44	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	775	814	2,746	2,951	3,161	3,350	3,611	3,867	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.03	$8.78	$7.88	$8.10	$7.42	$5.98	$9.82	N/A	N/A	N/A
End of period	$11.60	$11.03	$8.78	$7.88	$8.10	$7.42	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,756	1,841	1,927	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.76	$13.49	$11.71	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88	N/A
End of period	$17.42	$17.76	$13.49	$11.71	$12.29	$9.89	$7.56	$11.54	$12.55	N/A
Accumulation units outstanding at the end of period	-	-	130	171	2,321	2,377	2,433	2,226	968	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.04	$22.74	$21.54	$20.69	$19.62	$17.55	$18.89	$18.02	$17.57	$17.48
End of period	$22.75	$22.04	$22.74	$21.54	$20.69	$19.62	$17.55	$18.89	$18.02	$17.57
Accumulation units outstanding at the end of period	712	748	1,497	2,580	5,316	12,447	13,062	6,729	3,703	2,848

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.08	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$12.18	13.08	$14.49	$12.32	$13.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	749	942	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.50	$13.46	$11.64	$12.72	$10.43	$8.03	$12.83	$12.74	$11.24	N/A
End of period	$19.39	$17.50	$13.46	$11.64	$12.72	$10.43	$8.03	$12.83	$12.74	N/A
Accumulation units outstanding at the end of period	-	-	-	59	58	63	65	52	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.40	$8.68	$7.41	$8.46	$7.94	$6.49	$10.64	N/A	N/A	N/A
End of period	$12.73	$11.40	$8.68	$7.41	$8.46	$7.94	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	129	223	319	316	316	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.00	$13.90	$11.06	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54	N/A
End of period	$15.77	$14.00	$13.90	$11.06	$12.05	$10.50	$8.09	$12.84	$15.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	222	246	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.24	$15.65	$13.80	$15.13	$13.75	$10.25	$17.71	$16.47	$13.72	$12.65
End of period	$17.91	$18.24	$15.65	$13.80	$15.13	$13.75	$10.25	$17.71	$16.47	$13.72
Accumulation units outstanding at the end of period	-	-	-	99	1,671	1,730	1,799	1,876	1,862	2,251

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.24	$11.88	$10.78	$11.79	$10.25	$8.42	$13.79	$12.16	$11.51	$10.95
End of period	$17.23	$16.24	$11.88	$10.78	$11.79	$10.25	$8.42	$13.79	$12.16	$11.51
Accumulation units outstanding at the end of period	-	-	326	481	507	543	578	599	41	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.20	$18.09	$17.14	$18.55	$15.39	$11.25	$18.81	$19.72	$17.57	$16.48
End of period	$24.83	$23.20	$18.09	$17.14	$18.55	$15.39	$11.25	$18.81	$19.72	$17.57
Accumulation units outstanding at the end of period	-	-	-	-	1,466	1,521	1,577	1,677	1,735	2,183

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.31	$16.30	$14.14	$14.63	$11.84	$8.96	$15.18	$13.92	$12.41	$11.68
End of period	$23.60	$22.31	$16.30	$14.14	$14.63	$11.84	$8.96	$15.18	$13.92	$12.41
Accumulation units outstanding at the end of period	-	-	272	296	1,870	1,963	1,835	1,953	1,633	1,916

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.04	$11.80	$10.28	$12.04	$11.43	$8.96	$16.48	$15.02	$11.62	$10.00
End of period	$12.30	$14.04	$11.80	$10.28	$12.04	$11.43	$8.96	$16.48	$15.02	$11.62
Accumulation units outstanding at the end of period	-	-	257	414	509	815	819	1,832	1,378	1,323

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.60	$23.43	$20.58	$22.32	$18.14	$12.95	$23.80	$22.51	$20.50	$19.71
End of period	$35.51	$32.60	$23.43	$20.58	$22.32	$18.14	$12.95	$23.80	$22.51	$20.50
Accumulation units outstanding at the end of period	-	-	-	-	1,534	1,709	1,541	1,469	807	790

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.79	$18.82	$18.54	$17.23	$16.38	$16.13	$15.46	$14.83	$14.66	$14.62
End of period	$18.37	$17.79	$18.82	$18.54	$17.23	$16.38	$16.13	$15.46	$14.83	$14.66
Accumulation units outstanding at the end of period	-	-	370	804	3,996	4,074	11,574	12,531	13,108	13,342

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.78	$13.27	$11.09	$13.76	$11.52	$6.85	$14.00	$10.84	N/A	N/A
End of period	$11.94	11.78	$13.27	$11.09	$13.76	$11.52	$6.85	$14.00	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	894	1,083	1,119	75	53	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.74	$16.22	$14.07	$13.19	$10.96	$7.31	$11.53	$12.11	$11.01	$11.58
End of period	$21.75	$21.74	$16.22	$14.07	$13.19	$10.96	$7.31	$11.53	$12.11	$11.01
Accumulation units outstanding at the end of period	-	-	-	-	2,454	4,681	5,809	8,824	8,446	8,311

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.75	$13.38	$13.19	$12.56	$12.11	$11.69	$11.51	$11.04	$10.87	$10.90
End of period	$13.20	$12.75	$13.38	$13.19	$12.56	$12.11	$11.69	$11.51	$11.04	$10.87
Accumulation units outstanding at the end of period	-	-	-	-	3,158	3,159	4,324	4,863	4,945	5,242

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.87	$5.79	$4.91	$5.18	$4.32	$3.51	$5.93	$5.81	$4.36	$4.40
End of period	$7.10	$6.87	$5.79	$4.91	$5.18	$4.32	$3.51	$5.93	$5.81	$4.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.60	$13.45	$11.12	$10.66	$8.86	$6.80	$10.10	$11.19	$10.07	$10.53
End of period	$20.19	$18.60	$13.45	$11.12	$10.66	$8.86	$6.80	$10.10	$11.19	$10.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.72	$9.95	$9.13	$7.90	$6.47	$5.70	$10.78	$10.89	$8.58	$9.29
End of period	$13.69	$12.72	$9.95	$9.13	$7.90	$6.47	$5.70	$10.78	$10.89	$8.58
Accumulation units outstanding at the end of period	-	-	1,334	1,374	4,823	7,031	8,067	11,423	10,679	9,474

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.87	$7.55	$6.11	$7.17	$6.45	$5.55	$11.47	$14.17	$12.19	$11.73
End of period	$10.93	$9.87	$7.55	$6.11	$7.17	$6.45	$5.55	$11.47	$14.17	$12.19
Accumulation units outstanding at the end of period	-	-	-	1,342	1,343	1,345	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.06	$14.47	$12.02	$13.37	$11.90	$9.27	$18.38	$16.88	$12.30	$11.40
End of period	$17.44	$16.06	$14.47	$12.02	$13.37	$11.90	$9.27	$18.38	$16.88	$12.30
Accumulation units outstanding at the end of period	-	-	638	643	3,230	5,133	6,111	10,205	10,124	9,489

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.04	$13.79	$11.88	$10.93	$10.74	$9.07	$12.05	$11.44	$10.99	$10.42
End of period	$23.33	$19.04	$13.79	$11.88	$10.93	$10.74	$9.07	$12.05	$11.44	$10.99
Accumulation units outstanding at the end of period	-	-	-	854	1,758	1,762	909	911	621	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.25	$14.50	$12.54	$14.59	$13.94	$11.01	$19.69	$18.21	$14.80	$13.34
End of period	$15.87	$17.25	$14.50	$12.54	$14.59	$13.94	$11.01	$19.69	$18.21	$14.80
Accumulation units outstanding at the end of period	224	235	246	704	7,045	8,075	8,894	9,708	10,196	13,835

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.35	$11.90	$10.29	$10.72	$9.35	$7.69	$13.66	$13.74	$11.81	$10.89
End of period	$16.74	$15.35	$11.90	$10.29	$10.72	$9.35	$7.69	$13.66	$13.74	$11.81
Accumulation units outstanding at the end of period	-	-	21,390	46,395	79,395	92,368	94,486	120,516	120,054	37,869

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.09	$9.33	$8.33	$9.43	$8.47	$6.28	$11.89	$10.69	N/A	N/A
End of period	$12.67	$12.09	$9.33	$8.33	$9.43	$8.47	$6.28	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,856	4,856	3,396	3,380	3,474	2,813	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.56	$12.70	$10.84	$10.85	$9.45	$7.19	$12.55	$10.76	$10.49	$10.82
End of period	$20.37	$17.56	$12.70	$10.84	$10.85	$9.45	$7.19	$12.55	$10.76	$10.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.51	$30.55	$29.88	$29.54	$25.32	$21.52	$35.35	$26.68	$22.55	$16.82
End of period	$32.94	$37.51	$30.55	$29.88	$29.54	$25.32	$21.52	$35.35	$26.68	$22.55
Accumulation units outstanding at the end of period	-	-	1,073	1,153	163	162	63	995	978	980

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.49	$10.53	$9.64	$9.38	$8.21	$7.05	$10.71	$10.16	N/A	N/A
End of period	$14.93	$14.49	$10.53	$9.64	$9.38	$8.21	$7.05	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,146	1,147	1,149	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.88	$17.56	$15.29	$15.95	$12.94	$9.57	$15.65	$14.87	$13.84	$12.61
End of period	$24.48	$22.88	$17.56	$15.29	$15.95	$12.94	$9.57	$15.65	$14.87	$13.84
Accumulation units outstanding at the end of period	269	282	419	1,038	11,799	13,234	14,831	14,897	14,974	18,912

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.95	$11.59	$10.26	$10.32	$9.20	$7.46	$12.21	$11.88	$10.54	$10.31
End of period	$16.56	$14.95	$11.59	$10.26	$10.32	$9.20	$7.46	$12.21	$11.88	$10.54
Accumulation units outstanding at the end of period	351	369	386	1,440	18,770	21,792	23,399	24,385	24,638	34,481

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.24	$11.37	$10.19	$11.27	$9.53	$6.02	N/A	N/A	N/A	N/A
End of period	$15.45	$15.24	$11.37	$10.19	$11.27	$9.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	151	152	319	321	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.69	$15.25	$13.44	$14.34	$11.59	$9.29	$14.57	$15.19	$13.20	$12.93
End of period	$21.21	$20.69	$15.25	$13.44	$14.34	$11.59	$9.29	$14.57	$15.19	$13.20
Accumulation units outstanding at the end of period	277	291	695	1,144	10,706	12,204	11,931	12,059	11,879	16,087

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.58	$6.94	$6.37	$6.52	$5.94	$3.70	$6.68	$5.95	$5.56	$5.54
End of period	$10.14	$8.58	$6.94	$6.37	$6.52	$5.94	$3.70	$6.68	$5.95	$5.56
Accumulation units outstanding at the end of period	-	-	2,047	2,312	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.97	$9.82	$9.19	$12.18	$10.15	$9.03	$17.55	$14.99	$15.52	$11.41
End of period	$13.69	$12.97	$9.82	$9.19	$12.18	$10.15	$9.03	$17.55	$14.99	$15.52
Accumulation units outstanding at the end of period	-	-	2,118	2,132	9,798	9,847	9,906	9,949	9,981	115

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.28	$13.97	$11.83	$13.16	$11.64	$8.52	$14.71	$14.13	$12.33	$11.07
End of period	$17.25	$17.28	$13.97	$11.83	$13.16	$11.64	$8.52	$14.71	$14.13	$12.33
Accumulation units outstanding at the end of period	-	-	399	425	515	817	814	626	214	151

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.86	$14.45	$13.60	$12.43	$11.78	$10.25	$10.87	N/A	N/A	N/A
End of period	$13.01	$12.86	$14.45	$13.60	$12.43	$11.78	$10.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	11,668	2,786	270	265	2,444	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.59	$18.33	$17.31	$16.86	$16.00	$14.15	$14.38	$13.57	$13.38	$13.35
End of period	$17.91	$17.59	$18.33	$17.31	$16.86	$16.00	$14.15	$14.38	$13.57	$13.38
Accumulation units outstanding at the end of period	1,898	1,993	9,525	5,653	13,187	15,364	22,511	25,309	18,649	17,336

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.89	$16.87	$14.75	$14.39	$12.70	$8.86	$13.07	$13.49	$12.46	$12.51
End of period	$17.54	$17.89	$16.87	$14.75	$14.39	$12.70	$8.86	$13.07	$13.49	$12.46
Accumulation units outstanding at the end of period	630	662	5,778	2,750	5,012	5,215	5,357	5,565	2,833	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.82	$17.34	$15.31	$16.49	$14.33	$10.12	$19.57	$21.17	$19.12	$18.61
End of period	$26.25	$23.82	$17.34	$15.31	$16.49	$14.33	$10.12	$19.57	$21.17	$19.12
Accumulation units outstanding at the end of period	-	-	185	247	262	281	314	310	24	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.32	$10.32	$8.09	$10.06	$8.13	N/A	N/A	N/A	N/A	N/A
End of period	$14.11	14.32	$10.32	$8.09	$10.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	289	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.86	$14.49	$12.77	$13.69	$11.94	N/A	N/A	N/A	N/A	N/A
End of period	$18.64	$17.86	$14.49	$12.77	$13.69	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	768	768	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.64	$30.65	$26.33	$27.20	$23.78	$16.92	$30.22	$28.01	$25.15	$24.20
End of period	$44.34	$41.64	$30.65	$26.33	$27.20	$23.78	$16.92	$30.22	$28.01	$25.15
Accumulation units outstanding at the end of period	-	-	88	149	237	240	248	53	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.46	$47.46	$42.65	$44.18	$35.28	$24.52	$42.18	$36.74	$35.11	$31.41
End of period	$70.14	$63.46	$47.46	$42.65	$44.18	$35.28	$24.52	$42.18	$36.74	$35.11
Accumulation units outstanding at the end of period	-	-	356	678	612	614	352	1,124	859	31

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.99	$10.19	$10.16	$10.23	$10.14	$9.62	$10.44	$10.17	N/A	N/A
End of period	$9.83	$9.99	$10.19	$10.16	$10.23	$10.14	$9.62	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	-	-	667	671	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.74	$15.44	$13.21	$13.76	$12.12	$9.03	$15.48	$15.67	$13.33	$12.82
End of period	$23.00	$20.74	$15.44	$13.21	$13.76	$12.12	$9.03	$15.48	$15.67	$13.33
Accumulation units outstanding at the end of period	-	-	-	88	887	886	892	871	798	118

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.95	$28.19	$26.14	$25.83	$23.79	$20.29	$26.13	$24.82	$22.29	$21.61
End of period	$35.46	$32.95	$28.19	$26.14	$25.83	$23.79	$20.29	$26.13	$24.82	$22.29
Accumulation units outstanding at the end of period	504	529	554	578	765	862	708	6,717	5,625	5,617

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.98	$11.21	$11.44	$11.68	$11.92	$12.15	$12.14	$11.83	$11.55	$11.48
End of period	$10.75	$10.98	$11.21	$11.44	$11.68	$11.92	$12.15	$12.14	$11.83	$11.55
Accumulation units outstanding at the end of period	-	-	-	-	11,762	11,864	32,593	2,658	10,181	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.64	$20.75	$18.21	$18.97	$17.04	$14.03	$21.48	$20.34	$17.17	$16.20
End of period	$29.05	$26.64	$20.75	$18.21	$18.97	$17.04	$14.03	$21.48	$20.34	$17.17
Accumulation units outstanding at the end of period	-	-	81	146	486	616	367	171	108	100

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63	$25.02	$24.41
End of period	$36.01	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63	$25.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64	$9.87
End of period	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64
Accumulation units outstanding at the end of period	-	-	545	807	1,110	1,360	1,653	1,755	1,934	2,353

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65	$21.70
End of period	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42	$16.22
End of period	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54	$18.47
End of period	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	$10.83	N/A	N/A
End of period	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	1,678	1,751	1,868	2,091	2,230	2,505	3,022	3,239	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88	N/A
End of period	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50	$17.42
End of period	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50
Accumulation units outstanding at the end of period	3,388	3,172	3,177	3,345	3,291	3,236	4,287	5,446	3,458	1,787

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23	N/A
End of period	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54	N/A
End of period	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	221	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66	$12.60
End of period	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66
Accumulation units outstanding at the end of period	1,037	956	1,035	1,024	1,040	1,205	1,389	1,507	168	177

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13	$11.49	$10.94
End of period	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13	$11.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	362	382	400	420

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51	$16.44
End of period	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51
Accumulation units outstanding at the end of period	227	80	86	27	-	-	178	188	197	206

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89	$12.39	$11.67
End of period	$23.47	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89	$12.39
Accumulation units outstanding at the end of period	189	69	74	29	-	-	168	178	186	195

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97	$11.58	$9.98
End of period	$12.22	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97	$11.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40	$20.42	$19.64
End of period	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40	$20.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60	$14.57
End of period	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60
Accumulation units outstanding at the end of period	992	861	1,034	571	610	689	1,166	2,347	2,419	2,556

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	$10.84	N/A	N/A
End of period	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	580	514	591	538	613	891	781	860	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.62	$16.13	$14.00	$13.13	$10.91	$7.29	$11.49	$12.07	$10.99	$11.56
End of period	$21.61	$21.62	$16.13	$14.00	$13.13	$10.91	$7.29	$11.49	$12.07	$10.99
Accumulation units outstanding at the end of period	1,023	1,258	1,434	1,690	1,955	2,503	2,876	12,720	12,370	11,527

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02	$10.86	$10.89
End of period	$13.13	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02	$10.86
Accumulation units outstanding at the end of period	-	-	911	1,049	1,198	1,551	1,804	4,659	5,637	5,584

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34	$4.39
End of period	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04	$10.51
End of period	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56	$9.27
End of period	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56
Accumulation units outstanding at the end of period	1,750	2,058	2,208	2,834	3,314	3,219	3,064	13,526	14,525	15,041

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16	$11.70
End of period	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27	$11.37
End of period	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27
Accumulation units outstanding at the end of period	928	947	1,101	1,114	1,201	1,305	1,199	7,877	9,734	10,586

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96	$10.40
End of period	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19	$14.79	$13.33
End of period	$15.80	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19	$14.79
Accumulation units outstanding at the end of period	958	991	1,287	1,072	1,069	1,171	1,347	2,684	3,371	3,744

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80	$10.89
End of period	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80
Accumulation units outstanding at the end of period	18,753	18,625	19,069	19,256	42,014	42,333	45,755	50,546	38,900	48,202

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.05	$9.31	$8.31	$9.42	$8.46	$6.27	$11.88	$10.68	N/A	N/A
End of period	$12.63	$12.05	$9.31	$8.31	$9.42	$8.46	$6.27	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48	$10.82
End of period	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49	$16.79
End of period	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49
Accumulation units outstanding at the end of period	338	310	346	353	393	440	447	438	508	562

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	$10.16	N/A	N/A
End of period	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	1,959	2,367	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82	$13.79	$12.58
End of period	$24.32	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82	$13.79
Accumulation units outstanding at the end of period	-	-	346	399	456	590	686	2,479	3,214	3,299

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86	$10.52	$10.30
End of period	$16.47	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86	$10.52
Accumulation units outstanding at the end of period	2,205	2,290	3,572	1,372	1,567	2,028	2,359	4,994	6,577	6,737

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17	$12.90
End of period	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17
Accumulation units outstanding at the end of period	399	302	459	188	188	243	282	2,055	2,601	2,679

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54	$5.52
End of period	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	$17.53	$14.98	$15.51	$11.41
End of period	$13.64	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	$17.53	$14.98	$15.51
Accumulation units outstanding at the end of period	2,081	2,081	2,081	2,081	2,081	2,081	2,081	2,262	2,250	154

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30	$11.05
End of period	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	180	190	199	209

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34	$13.32
End of period	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34
Accumulation units outstanding at the end of period	4,021	3,750	3,776	1,581	1,368	1,332	2,632	4,138	4,126	4,123

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42	$12.47
End of period	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42
Accumulation units outstanding at the end of period	718	699	727	748	781	934	805	756	750	722

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04	$18.54
End of period	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.43	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.18	$15.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,706	1,706	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04	$24.11
End of period	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04
Accumulation units outstanding at the end of period	208	251	269	262	275	317	235	243	245	246

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96	$31.29
End of period	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96
Accumulation units outstanding at the end of period	30	37	45	49	51	64	179	171	180	185

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	$10.17	N/A	N/A
End of period	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30	$12.79
End of period	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30
Accumulation units outstanding at the end of period	-	-	427	632	870	1,066	1,444	1,532	1,679	2,016

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20	$21.53
End of period	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	116	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79	$11.52	$11.46
End of period	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79	$11.52
Accumulation units outstanding at the end of period	1,919	1,864	1,810	1,225	834	685	1,705	1,793	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14	$16.19
End of period	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.90	$10.53	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$10.36	$10.90	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,907	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.54	$9.83	$9.96	$10.98	$9.55	$6.51	$13.62	N/A	N/A	N/A
End of period	$8.85	$10.54	$9.83	$9.96	$10.98	$9.55	$6.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	723	1,331	1,407	1,484	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.71	$24.77	$22.87	$23.19	$21.02	$15.92	$27.50	$25.60	$25.00	$24.39
End of period	$35.94	$33.71	$24.77	$22.87	$23.19	$21.02	$15.92	$27.50	$25.60	$25.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.79	$11.31	$10.22	$10.96	$10.26	$8.56	$12.19	$11.53	$10.63	$9.86
End of period	$12.59	$12.79	$11.31	$10.22	$10.96	$10.26	$8.56	$12.19	$11.53	$10.63
Accumulation units outstanding at the end of period	-	-	1,250	3,018	3,177	3,356	3,622	3,862	4,011	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.56	$25.33	$22.11	$23.64	$21.60	$15.96	$28.34	$24.00	$21.63	$21.68
End of period	$30.63	$30.56	$25.33	$22.11	$23.64	$21.60	$15.96	$28.34	$24.00	$21.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.77	$16.45	$14.78	$15.22	$13.90	$10.61	$17.77	$18.05	$16.40	$16.21
End of period	$23.41	$21.77	$16.45	$14.78	$15.22	$13.90	$10.61	$17.77	$18.05	$16.40
Accumulation units outstanding at the end of period	-	-	587	681	681	791	919	1,022	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.66	$27.13	$24.34	$25.45	$19.16	$14.44	$23.90	$21.78	$18.52	$18.45
End of period	$34.89	$34.66	$27.13	$24.34	$25.45	$19.16	$14.44	$23.90	$21.78	$18.52
Accumulation units outstanding at the end of period	-	-	-	534	578	633	689	698	698	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.90	$7.21	$5.97	$8.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.52	$6.90	$7.21	$5.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	9,053	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.33	$9.34	$8.22	$8.52	$7.88	$6.18	$9.89	N/A	N/A	N/A
End of period	$11.39	$11.33	$9.34	$8.22	$8.52	$7.88	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,041	3,780	6,973	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.12	$11.75	$10.69	$10.65	$9.66	$7.43	$10.79	$10.83	N/A	N/A
End of period	$13.26	$13.12	$11.75	$10.69	$10.65	$9.66	$7.43	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,305	1,410	4,852	4,992	3,311	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.99	$8.75	$7.87	$8.09	$7.41	$5.97	$9.82	N/A	N/A	N/A
End of period	$11.55	$10.99	$8.75	$7.87	$8.09	$7.41	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,434	2,436	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.69	$13.44	$11.67	$12.26	$9.87	$7.54	$11.52	$12.54	$10.88	N/A
End of period	$17.34	$17.69	$13.44	$11.67	$12.26	$9.87	$7.54	$11.52	$12.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.83	$22.54	$21.36	$20.53	$19.48	$17.43	$18.77	$17.92	$17.48	$17.40
End of period	$22.53	$21.83	$22.54	$21.36	$20.53	$19.48	$17.43	$18.77	$17.92	$17.48
Accumulation units outstanding at the end of period	-	-	899	3,686	3,942	4,462	4,763	5,646	5,577	1,278

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.04	$14.45	$12.30	$13.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.14	13.04	$14.45	$12.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	936	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.43	$13.41	$11.61	$12.68	$10.41	$8.02	$12.81	$12.73	$11.23	N/A
End of period	$19.31	$17.43	$13.41	$11.61	$12.68	$10.41	$8.02	$12.81	$12.73	N/A
Accumulation units outstanding at the end of period	-	-	1,667	5,899	5,883	1,624	1,634	1,869	2,846	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.94	$13.85	$11.03	$12.01	$10.47	$8.07	$12.82	$15.41	$11.54	N/A
End of period	$15.70	$13.94	$13.85	$11.03	$12.01	$10.47	$8.07	$12.82	$15.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	237	237	238	-	1,905	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.07	$15.52	$13.69	$15.01	$13.65	$10.18	$17.60	$16.38	$13.65	$12.59
End of period	$17.74	$18.07	$15.52	$13.69	$15.01	$13.65	$10.18	$17.60	$16.38	$13.65
Accumulation units outstanding at the end of period	-	-	1,072	1,597	1,624	1,844	2,321	2,460	1,247	779

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.14	$11.81	$10.72	$11.73	$10.21	$8.39	$13.74	$12.13	$11.48	$10.94
End of period	$17.12	$16.14	$11.81	$10.72	$11.73	$10.21	$8.39	$13.74	$12.13	$11.48
Accumulation units outstanding at the end of period	-	-	-	-	312	313	313	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.02	$17.96	$17.03	$18.43	$15.30	$11.19	$18.72	$19.63	$17.50	$16.43
End of period	$24.62	$23.02	$17.96	$17.03	$18.43	$15.30	$11.19	$18.72	$19.63	$17.50
Accumulation units outstanding at the end of period	-	-	-	461	491	885	1,144	1,131	1,033	905

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.17	$16.21	$14.07	$14.57	$11.79	$8.93	$15.13	$13.88	$12.38	$11.66
End of period	$23.44	$22.17	$16.21	$14.07	$14.57	$11.79	$8.93	$15.13	$13.88	$12.38
Accumulation units outstanding at the end of period	-	-	-	254	275	293	509	502	749	638

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.93	$11.71	$10.21	$11.96	$11.36	$8.91	$16.40	$14.96	$11.57	$9.97
End of period	$12.20	$13.93	$11.71	$10.21	$11.96	$11.36	$8.91	$16.40	$14.96	$11.57
Accumulation units outstanding at the end of period	-	-	1,597	1,500	1,810	1,818	1,828	1,638	2,251	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.30	$23.22	$20.41	$22.15	$18.01	$12.87	$23.65	$22.38	$20.39	$19.62
End of period	$35.16	$32.30	$23.22	$20.41	$22.15	$18.01	$12.87	$23.65	$22.38	$20.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	14	14	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.63	$18.66	$18.39	$17.10	$16.27	$16.02	$15.36	$14.75	$14.59	$14.55
End of period	$18.19	$17.63	$18.66	$18.39	$17.10	$16.27	$16.02	$15.36	$14.75	$14.59
Accumulation units outstanding at the end of period	-	-	-	2,294	2,512	2,628	3,064	3,100	3,383	2,318

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.81	$13.23	$11.06	$13.73	$11.50	$6.84	$13.99	$10.84	N/A	N/A
End of period	$11.88	12.81	$13.23	$11.06	$13.73	$11.50	$6.84	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	288	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.59	$16.11	$13.98	$13.11	$10.90	$7.28	$11.48	$12.07	$10.98	$11.55
End of period	$21.58	$21.59	$16.11	$13.98	$13.11	$10.90	$7.28	$11.48	$12.07	$10.98
Accumulation units outstanding at the end of period	-	-	-	-	2,243	2,250	2,261	2,268	1,311	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.68	$13.31	$13.12	$12.51	$12.06	$11.65	$11.48	$11.01	$10.85	$10.88
End of period	$13.11	$12.68	$13.31	$13.12	$12.51	$12.06	$11.65	$11.48	$11.01	$10.85
Accumulation units outstanding at the end of period	-	-	-	2,721	11,925	12,249	11,913	14,622	7,675	4,998

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.82	$5.75	$4.88	$5.15	$4.29	$3.49	$5.91	$5.79	$4.34	$4.39
End of period	$7.04	$6.82	$5.75	$4.88	$5.15	$4.29	$3.49	$5.91	$5.79	$4.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.46	$13.36	$11.05	$10.60	$8.82	$6.76	$10.05	$11.15	$10.03	$10.50
End of period	$20.03	$18.46	$13.36	$11.05	$10.60	$8.82	$6.76	$10.05	$11.15	$10.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.63	$9.88	$9.07	$7.85	$6.44	$5.67	$10.73	$10.85	$8.55	$9.26
End of period	$13.58	$12.63	$9.88	$9.07	$7.85	$6.44	$5.67	$10.73	$10.85	$8.55
Accumulation units outstanding at the end of period	-	-	-	1,612	1,743	1,910	2,317	2,345	2,421	315

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.80	$7.50	$6.08	$7.12	$6.41	$5.52	$11.42	$14.12	$12.15	$11.69
End of period	$10.84	$9.80	$7.50	$6.08	$7.12	$6.41	$5.52	$11.42	$14.12	$12.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.94	$14.37	$11.94	$13.29	$11.84	$9.22	$18.30	$16.82	$12.26	$11.36
End of period	$17.30	$15.94	$14.37	$11.94	$13.29	$11.84	$9.22	$18.30	$16.82	$12.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	915	915	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.90	$13.70	$11.80	$10.87	$10.69	$9.02	$12.00	$11.40	$10.95	$10.39
End of period	$23.15	$18.90	$13.70	$11.80	$10.87	$10.69	$9.02	$12.00	$11.40	$10.95
Accumulation units outstanding at the end of period	-	-	-	1,844	2,333	260	468	209	428	524

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.14	$14.42	$12.48	$14.53	$13.89	$10.97	$19.63	$18.17	$14.77	$13.32
End of period	$15.76	$17.14	$14.42	$12.48	$14.53	$13.89	$10.97	$19.63	$18.17	$14.77
Accumulation units outstanding at the end of period	-	-	-	100	1,483	1,466	1,656	2,029	1,342	88

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.28	$11.85	$10.25	$10.69	$9.32	$7.67	$13.63	$13.73	$11.80	$10.89
End of period	$16.65	$15.28	$11.85	$10.25	$10.69	$9.32	$7.67	$13.63	$13.73	$11.80
Accumulation units outstanding at the end of period	-	-	3,034	5,290	6,945	37,410	40,977	43,227	56,618	1,404

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.05	$9.30	$8.31	$9.41	$8.46	$6.27	$11.88	$10.68	N/A	N/A
End of period	$12.62	$12.05	$9.30	$8.31	$9.41	$8.46	$6.27	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	180	199	2,640	2,702	3,742	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.48	$12.65	$10.80	$10.81	$9.42	$7.18	$12.53	$10.75	$10.48	N/A
End of period	$20.27	$17.48	$12.65	$10.80	$10.81	$9.42	$7.18	$12.53	$10.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.24	$30.34	$29.70	$29.37	$25.18	$21.42	$35.21	$26.58	$22.47	$16.78
End of period	$32.68	$37.24	$30.34	$29.70	$29.37	$25.18	$21.42	$35.21	$26.58	$22.47
Accumulation units outstanding at the end of period	-	-	-	216	397	420	443	447	283	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.44	$10.49	$9.61	$9.36	$8.20	$7.05	$10.70	$10.16	N/A	N/A
End of period	$14.87	$14.44	$10.49	$9.61	$9.36	$8.20	$7.05	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.74	$17.46	$15.21	$15.88	$12.89	$9.54	$15.60	$14.83	$13.81	$12.59
End of period	$24.32	$22.74	$17.46	$15.21	$15.88	$12.89	$9.54	$15.60	$14.83	$13.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,188	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.86	$11.53	$10.21	$10.27	$9.17	$7.43	$12.17	$11.85	$10.52	$10.29
End of period	$16.45	$14.86	$11.53	$10.21	$10.27	$9.17	$7.43	$12.17	$11.85	$10.52
Accumulation units outstanding at the end of period	-	-	-	105	6,334	8,576	9,717	6,832	3,850	3,156

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$15.18	$13.38	$14.28	$11.55	$9.26	$14.53	$15.16	$13.18	$12.91
End of period	$21.08	$20.57	$15.18	$13.38	$14.28	$11.55	$9.26	$14.53	$15.16	$13.18
Accumulation units outstanding at the end of period	-	-	551	1,099	2,050	2,594	1,950	1,582	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.52	$6.90	$6.33	$6.49	$5.91	$3.68	$6.65	$5.93	$5.54	$5.52
End of period	$10.06	$8.52	$6.90	$6.33	$6.49	$5.91	$3.68	$6.65	$5.93	$5.54
Accumulation units outstanding at the end of period	-	-	-	3,435	3,808	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.91	$9.78	$9.15	$12.14	$10.12	$9.02	$17.52	$14.98	$15.51	$11.41
End of period	$13.62	$12.91	$9.78	$9.15	$12.14	$10.12	$9.02	$17.52	$14.98	$15.51
Accumulation units outstanding at the end of period	-	-	278	384	463	502	543	900	550	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.17	$13.89	$11.77	$13.10	$11.59	$8.49	$14.67	$14.09	$12.30	$11.05
End of period	$17.13	$17.17	$13.89	$11.77	$13.10	$11.59	$8.49	$14.67	$14.09	$12.30
Accumulation units outstanding at the end of period	-	-	1,017	1,189	4,966	8,707	11,027	11,144	7,996	5,448

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.82	$14.40	$13.57	$12.40	$11.76	$10.24	N/A	N/A	N/A	N/A
End of period	$12.96	$12.82	$14.40	$13.57	$12.40	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	708	868	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.45	$18.20	$17.19	$16.75	$15.90	$14.07	$14.31	$13.51	$13.33	$13.31
End of period	$17.76	$17.45	$18.20	$17.19	$16.75	$15.90	$14.07	$14.31	$13.51	$13.33
Accumulation units outstanding at the end of period	-	-	1,595	8,788	9,872	8,659	10,759	11,856	9,114	5,859

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.74	$16.75	$14.65	$14.30	$12.63	$8.82	$13.00	$13.43	$12.41	$12.46
End of period	$17.40	$17.74	$16.75	$14.65	$14.30	$12.63	$8.82	$13.00	$13.43	$12.41
Accumulation units outstanding at the end of period	-	-	-	432	2,070	2,198	2,386	2,428	1,375	756

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.60	$17.19	$15.18	$16.37	$14.23	$10.05	$19.45	$21.05	$19.02	$18.52
End of period	$26.00	$23.60	$17.19	$15.18	$16.37	$14.23	$10.05	$19.45	$21.05	$19.02
Accumulation units outstanding at the end of period	-	-	-	-	584	584	584	584	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.86	$14.88	$13.18	$13.90	$12.22	$9.75	$15.40	N/A	N/A	N/A
End of period	$18.47	$17.86	$14.88	$13.18	$13.90	$12.22	$9.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,010	1,021	1,029	1,106	1,285	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.99	$14.98	$13.45	$13.91	$12.55	$10.39	$14.63	N/A	N/A	N/A
End of period	$17.38	$16.99	$14.98	$13.45	$13.91	$12.55	$10.39	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,515	1,621	5,363	5,390	5,422	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.25	$30.38	$26.12	$26.99	$23.61	$16.80	$30.03	$27.85	$25.02	$24.08
End of period	$43.91	$41.25	$30.38	$26.12	$26.99	$23.61	$16.80	$30.03	$27.85	$25.02
Accumulation units outstanding at the end of period	-	-	-	1,426	1,649	2,066	2,154	2,650	2,136	590

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.88	$47.04	$42.30	$43.84	$35.02	$24.36	$41.91	$36.52	$34.93	$31.26
End of period	$69.46	$62.88	$47.04	$42.30	$43.84	$35.02	$24.36	$41.91	$36.52	$34.93
Accumulation units outstanding at the end of period	-	-	354	1,330	2,736	3,580	4,085	4,316	2,368	673

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.96	$10.16	$10.13	$10.20	$10.12	$9.61	$10.43	$10.17	N/A	N/A
End of period	$9.79	$9.96	$10.16	$10.13	$10.20	$10.12	$9.61	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,044	3,186	193	194	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.59	$15.34	$13.13	$13.69	$12.07	$8.99	$15.42	$15.62	$13.29	$12.79
End of period	$22.84	$20.59	$15.34	$13.13	$13.69	$12.07	$8.99	$15.42	$15.62	$13.29
Accumulation units outstanding at the end of period	-	-	-	666	892	1,489	1,532	1,862	1,295	582

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.64	$27.94	$25.92	$25.63	$23.62	$20.16	$25.97	$24.68	$22.17	$21.51
End of period	$35.12	$32.64	$27.94	$25.92	$25.63	$23.62	$20.16	$25.97	$24.68	$22.17
Accumulation units outstanding at the end of period	-	-	1,494	1,732	1,732	2,012	2,439	2,701	134	153

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.88	$11.11	$11.34	$11.59	$11.83	$12.07	$12.06	$11.76	$11.49	$11.43
End of period	$10.65	$10.88	$11.11	$11.34	$11.59	$11.83	$12.07	$12.06	$11.76	$11.49
Accumulation units outstanding at the end of period	-	-	-	951	1,220	1,106	2,546	2,834	9,846	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.49	$20.64	$18.12	$18.90	$16.97	$13.98	$21.43	$20.29	$17.14	$16.18
End of period	$28.87	$26.49	$20.64	$18.12	$18.90	$16.97	$13.98	$21.43	$20.29	$17.14
Accumulation units outstanding at the end of period	-	-	802	1,035	1,034	1,037	1,086	1,411	1,865	189

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.79	$22.49	$21.32	$20.50	$19.45	$17.40	$18.75	N/A	N/A	N/A
End of period	$22.48	$21.79	$22.49	$21.32	$20.50	$19.45	$17.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	624	624	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.98	$17.93	$17.00	$18.41	$15.28	$11.17	$18.70	N/A	N/A	N/A
End of period	$24.58	$22.98	$17.93	$17.00	$18.41	$15.28	$11.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	304	304	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.91	$11.70	$10.20	$11.95	$11.34	$8.90	$16.38	N/A	N/A	N/A
End of period	$12.18	$13.91	$11.70	$10.20	$11.95	$11.34	$8.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	416	416	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.78	$7.49	$6.07	$7.11	$6.40	$5.51	$11.41	N/A	N/A	N/A
End of period	$10.83	$9.78	$7.49	$6.07	$7.11	$6.40	$5.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	425	425	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.12	$14.40	$12.47	$14.51	$13.88	$10.97	$19.62	N/A	N/A	N/A
End of period	$15.74	$17.12	$14.40	$12.47	$14.51	$13.88	$10.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	668	668	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.26	$11.84	$10.24	$10.68	$9.32	$7.67	$13.63	N/A	N/A	N/A
End of period	$16.63	$15.26	$11.84	$10.24	$10.68	$9.32	$7.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	864	864	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.54	$15.15	$13.36	$14.26	$11.53	N/A	N/A	N/A	N/A	N/A
End of period	$21.04	$20.54	$15.15	$13.36	$14.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.90	$9.77	$9.15	$12.13	$10.12	$9.01	$17.51	N/A	N/A	N/A
End of period	$13.61	$12.90	$9.77	$9.15	$12.13	$10.12	$9.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	376	376	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.42	$18.17	$17.17	$16.73	$15.89	$14.05	$14.30	N/A	N/A	N/A
End of period	$17.73	$17.42	$18.17	$17.17	$16.73	$15.89	$14.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,227	1,227	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.57	$15.32	$13.11	$13.68	$12.05	$8.98	$15.41	N/A	N/A	N/A
End of period	$22.80	$20.57	$15.32	$13.11	$13.68	$12.05	$8.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,154	1,154	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.58	$27.89	$25.88	$25.59	$23.59	$20.13	$25.94	N/A	N/A	N/A
End of period	$35.05	$32.58	$27.89	$25.88	$25.59	$23.59	$20.13	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	710	710	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.34	$10.89	$10.52	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,006	3,166	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.71	$10.79	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,448	1,622	1,765	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	$13.62	N/A	N/A	N/A
End of period	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	723	-	-	-	-	1,566	1,566	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,123	2,399	2,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89	$24.29
End of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	996	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61	$9.84
End of period	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61
Accumulation units outstanding at the end of period	-	784	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54	$21.59
End of period	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34	$16.15
End of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46	$18.39
End of period	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	216	-	125	131

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,203	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.88	$7.20	$5.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.50	$6.88	$7.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,843	843	890	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	$9.88	N/A	N/A	N/A
End of period	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	81	2,025	10,600	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.75	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	$10.82	N/A	N/A
End of period	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	4,945	5,276	-	-	3,372	3,372	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,451	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87	N/A
End of period	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	N/A
Accumulation units outstanding at the end of period	628	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41	$17.33
End of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41
Accumulation units outstanding at the end of period	1,365	1,447	1,552	1,975	884	985	1,057	840	2,758	4,346

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.02	$14.43	$12.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	$13.02	$14.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	477	480	474	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23	N/A
End of period	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.33	$8.63	$7.37	$8.43	$7.92	N/A	N/A	N/A	N/A	N/A
End of period	$12.64	$11.33	$8.63	$7.37	$8.43	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53	N/A
End of period	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	N/A
Accumulation units outstanding at the end of period	534	-	-	-	-	-	-	70	70	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59	$12.54
End of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59
Accumulation units outstanding at the end of period	585	585	585	863	663	1,158	1,061	1,910	2,917	3,208

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46	$10.92
End of period	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46
Accumulation units outstanding at the end of period	257	278	345	352	182	1,771	1,741	1,730	135	137

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45	$16.38
End of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45
Accumulation units outstanding at the end of period	436	452	528	817	627	1,184	1,225	1,996	2,532	2,746

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36	$11.65
End of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36
Accumulation units outstanding at the end of period	365	365	365	611	630	1,042	856	1,556	2,162	2,348

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.99	$11.56	$10.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.14	$13.99	$11.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	982	1,089	1,279	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54	$9.94
End of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54
Accumulation units outstanding at the end of period	-	-	-	-	-	2,445	1,293	1,293	120	120

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31	$19.54
End of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31
Accumulation units outstanding at the end of period	276	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52	$14.50
End of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52
Accumulation units outstanding at the end of period	1,221	1,266	1,354	1,457	622	649	237	242	3,072	3,054

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	$10.83	N/A	N/A
End of period	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	N/A	N/A
Accumulation units outstanding at the end of period	507	581	590	-	966	966	966	966	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.46	$16.02	$13.91	$13.05	$10.86	$7.25	$11.44	$12.03	$10.95	$11.53
End of period	$21.44	$21.46	$16.02	$13.91	$13.05	$10.86	$7.25	$11.44	$12.03	$10.95
Accumulation units outstanding at the end of period	291	-	-	502	-	-	-	3,255	3,410	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84	$10.87
End of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84
Accumulation units outstanding at the end of period	-	-	-	1,035	-	-	-	474	474	475

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33	$4.38
End of period	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01	$10.48
End of period	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53	$9.24
End of period	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	723	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12	$11.67
End of period	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23	$11.34
End of period	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23
Accumulation units outstanding at the end of period	-	-	-	512	-	-	-	3,484	2,932	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92	$10.37
End of period	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75	$13.30
End of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75
Accumulation units outstanding at the end of period	709	181	192	204	-	-	-	435	436	436

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79	$10.89
End of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79
Accumulation units outstanding at the end of period	5,357	5,770	39,458	41,892	51,253	54,943	63,119	90,853	90,900	102,624

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.01	$9.27	$8.29	$9.40	$8.45	$6.27	$11.87	$10.68	N/A	N/A
End of period	$12.57	$12.01	$9.27	$8.29	$9.40	$8.45	$6.27	$11.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48	$10.81
End of period	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48
Accumulation units outstanding at the end of period	339	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42	$16.74
End of period	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42
Accumulation units outstanding at the end of period	219	219	219	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	$10.15	N/A	N/A
End of period	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	852	308	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79	$12.58
End of period	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79
Accumulation units outstanding at the end of period	357	380	404	430	-	-	-	443	443	443

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50	$10.28
End of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50
Accumulation units outstanding at the end of period	2,082	2,220	1,355	1,442	-	-	-	523	523	524

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	721	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15	$12.89
End of period	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15
Accumulation units outstanding at the end of period	1,330	825	904	1,143	702	1,116	-	443	443	444

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52	$5.51
End of period	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.87	$9.75	$9.13	$12.11	$10.10	$9.00	$17.50	$14.96	$15.50	$11.41
End of period	$13.57	$12.87	$9.75	$9.13	$12.11	$10.10	$9.00	$17.50	$14.96	$15.50
Accumulation units outstanding at the end of period	805	862	930	1,010	3,790	4,078	7,553	7,001	6,548	1,531

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,240	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28	$11.03
End of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28
Accumulation units outstanding at the end of period	624	-	-	-	-	1,439	1,439	1,439	191	197

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29	$13.27
End of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29
Accumulation units outstanding at the end of period	5,714	7,337	11,777	12,923	18,441	19,489	4,474	3,751	10,861	13,070

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.62	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	886	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37	$12.43
End of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37
Accumulation units outstanding at the end of period	563	598	636	676	-	-	-	-	202	196

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94	$18.44
End of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94
Accumulation units outstanding at the end of period	50	66	127	145	153	171	144	103	95	95

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.00	$12.09	$10.63	$10.26	$9.21	$6.63	N/A	N/A	N/A	N/A
End of period	$19.03	$17.00	$12.09	$10.63	$10.26	$9.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	456	-	-	-	6,467	6,948	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.28	$12.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.12	$18.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	777	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.59	$12.31	$11.56	$11.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	$12.59	$12.31	$11.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	N/A	N/A	N/A
End of period	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,591	2,830	-	-	9,502	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91	$23.99
End of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78	$31.14
End of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	131	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	$10.16	N/A	N/A
End of period	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	-	936	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26	$12.76
End of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08	$21.42
End of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08
Accumulation units outstanding at the end of period	72	1,092	1,256	1,385	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44	$11.38
End of period	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44
Accumulation units outstanding at the end of period	5,272	5,358	5,811	8,768	6,738	8,956	23,077	1,489	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12	$16.17
End of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,279	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.79	$15.67	$14.43	$15.59	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$16.70	16.79	$15.67	$14.43	$15.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,985	2,402	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.40	$24.55	$22.68	$23.00	$20.86	$15.81	$27.33	$25.45	$24.86	$24.27
End of period	$35.59	$33.40	$24.55	$22.68	$23.00	$20.86	$15.81	$27.33	$25.45	$24.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$11.24	$10.16	$10.90	$10.21	$8.52	$12.14	$11.49	$10.60	$9.84
End of period	$12.50	$12.71	$11.24	$10.16	$10.90	$10.21	$8.52	$12.14	$11.49	$10.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.28	$25.11	$21.92	$23.46	$21.45	$15.85	$28.16	$23.86	$21.51	$21.57
End of period	$30.33	$30.28	$25.11	$21.92	$23.46	$21.45	$15.85	$28.16	$23.86	$21.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.59	$16.32	$14.67	$15.11	$13.81	$10.54	$17.67	$17.95	$16.33	$16.14
End of period	$23.20	$21.59	$16.32	$14.67	$15.11	$13.81	$10.54	$17.67	$17.95	$16.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.36	$26.91	$24.16	$25.27	$19.04	$14.36	$23.77	$21.67	$18.44	$18.38
End of period	$34.57	$34.36	$26.91	$24.16	$25.27	$19.04	$14.36	$23.77	$21.67	$18.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	81	192	192	196

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.29	$9.31	$8.20	$8.50	$7.87	$6.18	$9.88	N/A	N/A	N/A
End of period	$11.35	$11.29	$9.31	$8.20	$8.50	$7.87	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,911	8,415	8,007	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.76	$8.44	$7.06	$7.68	$7.33	$5.73	$9.86	N/A	N/A	N/A
End of period	$10.28	$10.76	$8.44	$7.06	$7.68	$7.33	$5.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,237	5,585	7,346	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.07	$11.71	$10.66	$10.63	$9.65	$7.42	$10.79	$10.82	N/A	N/A
End of period	$13.20	$13.07	$11.71	$10.66	$10.63	$9.65	$7.42	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	453	6,663	4,487	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.96	$8.73	$7.85	$8.07	$7.40	$5.96	$9.82	N/A	N/A	N/A
End of period	$11.50	$10.96	$8.73	$7.85	$8.07	$7.40	$5.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,832	1,802	7,709	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.61	$13.39	$11.63	$12.22	$9.84	$7.53	$11.50	$12.53	$10.87	N/A
End of period	$17.26	$17.61	$13.39	$11.63	$12.22	$9.84	$7.53	$11.50	$12.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,679	5,679	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.63	$22.34	$21.18	$20.37	$19.34	$17.31	$18.65	$17.82	$17.39	$17.31
End of period	$22.31	$21.63	$22.34	$21.18	$20.37	$19.34	$17.31	$18.65	$17.82	$17.39
Accumulation units outstanding at the end of period	-	-	-	-	5,853	7,315	7,871	8,415	8,019	7,704

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.35	$13.36	$11.56	$12.64	$10.39	$8.00	$12.79	$12.72	$11.23	N/A
End of period	$19.21	$17.35	$13.36	$11.56	$12.64	$10.39	$8.00	$12.79	$12.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	739	740	1,810	740	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.33	$8.62	$7.37	$8.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.63	$11.33	$8.62	$7.37	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.88	$13.80	$10.99	$11.98	$10.45	$8.06	$12.80	$15.39	$11.53	N/A
End of period	$15.62	$13.88	$13.80	$10.99	$11.98	$10.45	$8.06	$12.80	$15.39	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	163	822	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.90	$15.38	$13.57	$14.90	$13.55	$10.11	$17.49	$16.28	$13.57	$12.53
End of period	$17.56	$17.90	$15.38	$13.57	$14.90	$13.55	$10.11	$17.49	$16.28	$13.57
Accumulation units outstanding at the end of period	-	-	-	-	2,806	3,519	3,910	4,218	5,149	5,979

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.04	$11.74	$10.67	$11.68	$10.17	$8.36	$13.70	$12.10	$11.46	$10.92
End of period	$17.01	$16.04	$11.74	$10.67	$11.68	$10.17	$8.36	$13.70	$12.10	$11.46
Accumulation units outstanding at the end of period	-	-	-	-	2,799	2,799	3,133	3,161	1,291	1,353

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.84	$17.83	$16.91	$18.31	$15.21	$11.13	$18.63	$19.55	$17.43	$16.37
End of period	$24.42	$22.84	$17.83	$16.91	$18.31	$15.21	$11.13	$18.63	$19.55	$17.43
Accumulation units outstanding at the end of period	-	-	-	-	2,789	3,751	4,114	4,253	8,466	5,873

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.04	$16.12	$14.00	$14.50	$11.74	$8.90	$15.09	$13.85	$12.36	$11.65
End of period	$23.29	$22.04	$16.12	$14.00	$14.50	$11.74	$8.90	$15.09	$13.85	$12.36
Accumulation units outstanding at the end of period	-	-	-	-	2,090	2,799	3,030	2,812	3,977	4,695

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.82	$11.62	$10.14	$11.89	$11.29	$8.86	$16.32	$14.89	$11.53	$9.94
End of period	$12.10	$13.82	$11.62	$10.14	$11.89	$11.29	$8.86	$16.32	$14.89	$11.53
Accumulation units outstanding at the end of period	-	-	-	-	-	268	268	612	367	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.00	$23.02	$20.24	$21.97	$17.88	$12.78	$23.50	$22.25	$20.29	$19.53
End of period	$34.82	$32.00	$23.02	$20.24	$21.97	$17.88	$12.78	$23.50	$22.25	$20.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	12	12	103	274

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.46	$18.49	$18.23	$16.96	$16.15	$15.91	$15.26	$14.66	$14.51	$14.48
End of period	$18.01	$17.46	$18.49	$18.23	$16.96	$16.15	$15.91	$15.26	$14.66	$14.51
Accumulation units outstanding at the end of period	-	-	-	-	6,689	8,457	9,071	9,862	13,691	13,811

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.76	$13.19	$11.03	$13.70	$11.48	$6.83	$13.97	$10.83	N/A	N/A
End of period	$11.83	12.76	$13.19	$11.03	$13.70	$11.48	$6.83	$13.97	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	475	593	1,262	475	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.43	$16.00	$13.89	$13.04	$10.84	$7.25	$11.43	$12.02	$10.94	$11.52
End of period	$21.41	$21.43	$16.00	$13.89	$13.04	$10.84	$7.25	$11.43	$12.02	$10.94
Accumulation units outstanding at the end of period	-	-	-	-	7,905	8,814	12,346	14,397	14,813	13,778

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.60	$13.24	$13.06	$12.45	$12.02	$11.61	$11.44	$10.99	$10.83	$10.87
End of period	$13.02	$12.60	$13.24	$13.06	$12.45	$12.02	$11.61	$11.44	$10.99	$10.83
Accumulation units outstanding at the end of period	-	-	-	-	3,267	3,268	3,270	3,271	3,272	6,972

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.77	$5.71	$4.85	$5.12	$4.27	$3.48	$5.88	$5.76	$4.33	$4.38
End of period	$6.99	$6.77	$5.71	$4.85	$5.12	$4.27	$3.48	$5.88	$5.76	$4.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.33	$13.27	$10.98	$10.54	$8.77	$6.73	$10.01	$11.10	$10.00	$10.47
End of period	$19.88	$18.33	$13.27	$10.98	$10.54	$8.77	$6.73	$10.01	$11.10	$10.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.54	$9.82	$9.02	$7.81	$6.40	$5.65	$10.69	$10.81	$8.53	$9.24
End of period	$13.48	$12.54	$9.82	$9.02	$7.81	$6.40	$5.65	$10.69	$10.81	$8.53
Accumulation units outstanding at the end of period	-	-	-	-	8,629	9,755	14,146	16,606	16,938	16,541

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.73	$7.45	$6.04	$7.08	$6.38	$5.49	$11.37	$14.07	$12.11	$11.66
End of period	$10.76	$9.73	$7.45	$6.04	$7.08	$6.38	$5.49	$11.37	$14.07	$12.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.83	$14.27	$11.87	$13.22	$11.78	$9.18	$18.22	$16.76	$12.22	$11.33
End of period	$17.17	$15.83	$14.27	$11.87	$13.22	$11.78	$9.18	$18.22	$16.76	$12.22
Accumulation units outstanding at the end of period	-	-	-	-	7,930	8,869	12,318	15,025	15,312	14,095

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.76	$13.61	$11.73	$10.81	$10.63	$8.98	$11.95	$11.35	$10.92	$10.36
End of period	$22.98	$18.76	$13.61	$11.73	$10.81	$10.63	$8.98	$11.95	$11.35	$10.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.04	$14.34	$12.42	$14.46	$13.83	$10.93	$19.58	$18.12	$14.75	$13.30
End of period	$15.66	$17.04	$14.34	$12.42	$14.46	$13.83	$10.93	$19.58	$18.12	$14.75
Accumulation units outstanding at the end of period	-	-	-	-	360	361	378	379	509	4,275

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.21	$11.80	$10.21	$10.66	$9.30	$7.65	$13.61	$13.71	$11.79	$10.89
End of period	$16.57	$15.21	$11.80	$10.21	$10.66	$9.30	$7.65	$13.61	$13.71	$11.79
Accumulation units outstanding at the end of period	-	-	-	14,485	30,684	38,242	37,135	33,981	22,058	19,675

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.00	$9.27	$8.29	$9.39	$8.44	$6.26	$11.87	$10.68	N/A	N/A
End of period	$12.56	$12.00	$9.27	$8.29	$9.39	$8.44	$6.26	$11.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	512	2,493	1,415	1,165	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.40	$12.60	$10.76	$10.78	$9.40	$7.16	$12.51	$10.74	$10.48	$10.81
End of period	$20.17	$17.40	$12.60	$10.76	$10.78	$9.40	$7.16	$12.51	$10.74	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.97	$30.14	$29.51	$29.20	$25.05	$21.32	$35.06	$26.48	$22.40	$16.73
End of period	$32.43	$36.97	$30.14	$29.51	$29.20	$25.05	$21.32	$35.06	$26.48	$22.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	13	13	116	123

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.38	$10.46	$9.58	$9.33	$8.18	$7.04	$10.69	$10.15	N/A	N/A
End of period	$14.80	$14.38	$10.46	$9.58	$9.33	$8.18	$7.04	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.61	$17.37	$15.14	$15.81	$12.84	$9.50	$15.56	$14.80	$13.78	$12.58
End of period	$24.17	$22.61	$17.37	$15.14	$15.81	$12.84	$9.50	$15.56	$14.80	$13.78
Accumulation units outstanding at the end of period	-	-	-	-	419	420	421	421	422	4,397

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.77	$11.47	$10.16	$10.23	$9.13	$7.41	$12.14	$11.83	$10.50	$10.28
End of period	$16.34	$14.77	$11.47	$10.16	$10.23	$9.13	$7.41	$12.14	$11.83	$10.50
Accumulation units outstanding at the end of period	-	-	-	-	1,106	4,660	1,108	1,758	6,986	6,666

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.14	$11.30	$10.14	$11.23	$9.50	$6.01	$8.80	N/A	N/A	N/A
End of period	$15.34	$15.14	$11.30	$10.14	$11.23	$9.50	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,575	1,727	2,056	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.44	$15.09	$13.30	$14.21	$11.50	$9.22	$14.48	$15.12	$13.15	$12.89
End of period	$20.93	$20.44	$15.09	$13.30	$14.21	$11.50	$9.22	$14.48	$15.12	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	3,052	3,725	906	906	4,798	4,476

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.46	$6.85	$6.29	$6.45	$5.88	$3.67	$6.62	$5.91	$5.52	$5.51
End of period	$9.98	$8.46	$6.85	$6.29	$6.45	$5.88	$3.67	$6.62	$5.91	$5.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.86	$9.74	$9.12	$12.10	$10.10	$9.00	$17.49	$14.96	$15.50	$11.41
End of period	$13.55	$12.86	$9.74	$9.12	$12.10	$10.10	$9.00	$17.49	$14.96	$15.50
Accumulation units outstanding at the end of period	-	-	-	-	1,327	1,441	1,238	1,178	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.06	$13.81	$11.71	$13.03	$11.54	$8.46	$14.62	$14.05	$12.27	$11.03
End of period	$17.01	$17.06	$13.81	$11.71	$13.03	$11.54	$8.46	$14.62	$14.05	$12.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	4,305	291

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.77	$14.36	$13.53	$12.38	$11.74	$10.23	N/A	N/A	N/A	N/A
End of period	$12.91	$12.77	$14.36	$13.53	$12.38	$11.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,076	-	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.31	$18.06	$17.08	$16.64	$15.81	$13.99	$14.24	$13.45	$13.28	$13.26
End of period	$17.61	$17.31	$18.06	$17.08	$16.64	$15.81	$13.99	$14.24	$13.45	$13.28
Accumulation units outstanding at the end of period	-	-	-	-	19,158	20,432	24,215	23,770	34,732	30,120

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.60	$16.63	$14.55	$14.21	$12.55	$8.77	$12.94	$13.37	$12.36	$12.42
End of period	$17.25	$17.60	$16.63	$14.55	$14.21	$12.55	$8.77	$12.94	$13.37	$12.36
Accumulation units outstanding at the end of period	-	-	-	-	265	1,180	1,051	1,408	1,189	1,204

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.38	$17.04	$15.06	$16.24	$14.13	$9.98	$19.33	$20.93	$18.92	$18.43
End of period	$25.74	$23.38	$17.04	$15.06	$16.24	$14.13	$9.98	$19.33	$20.93	$18.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.24	$10.28	$8.06	$10.04	$8.12	N/A	N/A	N/A	N/A	N/A
End of period	$14.03	14.24	$10.28	$8.06	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.99	$12.09	$10.63	$10.26	$9.21	N/A	N/A	N/A	N/A	N/A
End of period	$19.02	$16.99	$12.09	$10.63	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	639	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$14.87	$13.36	$13.82	$12.48	$10.33	$14.56	N/A	N/A	N/A
End of period	$17.24	$16.85	$14.87	$13.36	$13.82	$12.48	$10.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,195	2,195	2,195	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.87	$30.12	$25.90	$26.78	$23.43	$16.69	$29.84	$27.69	$24.88	$23.97
End of period	$43.48	$40.87	$30.12	$25.90	$26.78	$23.43	$16.69	$29.84	$27.69	$24.88
Accumulation units outstanding at the end of period	-	-	-	-	1,116	3,910	1,373	2,138	1,258	382

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.29	$46.63	$41.95	$43.50	$34.76	$24.19	$41.65	$36.31	$34.74	$31.11
End of period	$68.78	$62.29	$46.63	$41.95	$43.50	$34.76	$24.19	$41.65	$36.31	$34.74
Accumulation units outstanding at the end of period	-	-	-	-	185	185	232	535	297	145

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.92	$10.12	$10.10	$10.18	$10.10	$9.59	$10.42	$10.16	N/A	N/A
End of period	$9.75	$9.92	$10.12	$10.10	$10.18	$10.10	$9.59	$10.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	16,736	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.45	$15.24	$13.05	$13.62	$12.01	$8.95	$15.36	$15.57	$13.25	$12.76
End of period	$22.67	$20.45	$15.24	$13.05	$13.62	$12.01	$8.95	$15.36	$15.57	$13.25
Accumulation units outstanding at the end of period	-	-	-	-	403	403	403	1,901	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.34	$27.69	$25.71	$25.43	$23.45	$20.02	$25.81	$24.53	$22.06	$21.40
End of period	$34.77	$32.34	$27.69	$25.71	$25.43	$23.45	$20.02	$25.81	$24.53	$22.06
Accumulation units outstanding at the end of period	-	-	-	-	602	657	707	857	162	163

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.77	$11.01	$11.25	$11.50	$11.75	$11.98	$11.98	$11.69	$11.43	$11.37
End of period	$10.54	$10.77	$11.01	$11.25	$11.50	$11.75	$11.98	$11.98	$11.69	$11.43
Accumulation units outstanding at the end of period	-	-	-	-	22,019	24,912	32,053	23,050	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.34	$20.54	$18.04	$18.82	$16.91	$13.94	$21.37	$20.25	$17.11	$16.17
End of period	$28.70	$26.34	$20.54	$18.04	$18.82	$16.91	$13.94	$21.37	$20.25	$17.11
Accumulation units outstanding at the end of period	-	-	-	-	320	320	320	320	320	320

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.27	$9.29	$8.19	$8.49	$7.86	$6.17	$9.88	N/A	N/A	N/A
End of period	$11.32	$11.27	$9.29	$8.19	$8.49	$7.86	$6.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	15,873	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.55	$13.19	$13.01	$12.41	$11.98	$11.58	$11.42	N/A	N/A	N/A
End of period	$12.97	$12.55	$13.19	$13.01	$12.41	$11.98	$11.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.16	$11.77	$10.19	$10.63	$9.28	$7.64	$13.60	N/A	N/A	N/A
End of period	$16.51	$15.16	$11.77	$10.19	$10.63	$9.28	$7.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	$13.61	N/A	N/A	N/A
End of period	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	0	2	17	90	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34	$24.76	$24.18
End of period	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34	$24.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58	$9.82
End of period	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42	$21.49
End of period	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88	$16.27	$16.09
End of period	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88	$16.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37	$18.32
End of period	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	$9.88	N/A	N/A	N/A
End of period	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,226	1,226	1,226	1,226	1,226	1,226	1,226	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.73	$8.42	$7.05	$7.67	$7.33	$5.72	$9.85	N/A	N/A	N/A
End of period	$10.25	$10.73	$8.42	$7.05	$7.67	$7.33	$5.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	334	360	383	407	431	431	493	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	$10.82	N/A	N/A
End of period	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87	N/A
End of period	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31	$17.25
End of period	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31
Accumulation units outstanding at the end of period	310	334	356	378	400	400	457	457	873	642

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23	N/A
End of period	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53	N/A
End of period	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	N/A
Accumulation units outstanding at the end of period	-	-	-	0	1	16	86	1,760	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52	$12.48
End of period	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52
Accumulation units outstanding at the end of period	154	166	177	188	200	213	305	365	416	343

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44	$10.90
End of period	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44
Accumulation units outstanding at the end of period	498	536	571	606	642	642	734	734	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38	$16.33
End of period	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38
Accumulation units outstanding at the end of period	122	131	140	149	160	193	367	512	333	265

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33	$11.63
End of period	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33
Accumulation units outstanding at the end of period	125	135	144	153	164	196	371	514	346	282

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49	$9.91
End of period	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49
Accumulation units outstanding at the end of period	796	796	796	796	796	796	796	796	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14	$20.20	$19.45
End of period	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14	$20.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	$14.45	$14.43
End of period	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	$14.45
Accumulation units outstanding at the end of period	560	603	643	683	727	786	1,166	1,428	1,581	1,151

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	$10.83	N/A	N/A
End of period	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	0	2	26	135	239	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.31	$15.91	$13.82	$12.98	$10.80	$7.22	$11.39	$11.98	$10.92	$11.49
End of period	$21.28	$21.31	$15.91	$13.82	$12.98	$10.80	$7.22	$11.39	$11.98	$10.92
Accumulation units outstanding at the end of period	4,102	4,278	4,443	4,616	4,791	4,961	5,144	5,347	5,518	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81	$10.85
End of period	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31	$4.37
End of period	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31
Accumulation units outstanding at the end of period	2,034	2,034	2,034	2,034	2,034	2,034	2,034	2,034	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97	N/A
End of period	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51	$9.22
End of period	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08	$11.64
End of period	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08
Accumulation units outstanding at the end of period	1,790	1,790	1,790	1,790	1,790	1,790	1,790	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19	$11.31
End of period	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	$10.89	$10.34
End of period	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	$10.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72	$13.28
End of period	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79	$10.89
End of period	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79
Accumulation units outstanding at the end of period	8,382	8,555	8,719	8,792	9,405	9,616	9,862	12,998	19,534	14,469

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.96	$9.24	$8.27	$9.37	$8.43	$6.26	$11.86	$10.68	N/A	N/A
End of period	$12.52	$11.96	$9.24	$8.27	$9.37	$8.43	$6.26	$11.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1	1	4	48	254	449	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47	$10.81
End of period	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34	$16.70
End of period	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34
Accumulation units outstanding at the end of period	875	875	875	875	875	875	875	875	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	$10.15	N/A	N/A
End of period	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76	$12.56
End of period	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48	$10.27
End of period	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48
Accumulation units outstanding at the end of period	271	292	311	330	349	349	400	400	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13	$12.87
End of period	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13
Accumulation units outstanding at the end of period	108	116	124	131	140	150	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51	$5.49
End of period	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.81	$9.71	$9.09	$12.07	$10.08	$8.98	$17.47	$14.95	$15.49	$11.41
End of period	$13.50	$12.81	$9.71	$9.09	$12.07	$10.08	$8.98	$17.47	$14.95	$15.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25	$11.01
End of period	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24	$13.22
End of period	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24
Accumulation units outstanding at the end of period	1,423	1,532	1,633	1,734	1,848	1,997	2,963	3,629	4,011	2,925

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32	$12.39
End of period	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84	$18.36
End of period	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78	$23.87
End of period	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78
Accumulation units outstanding at the end of period	-	-	-	0	-	4	21	36	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59	$30.99
End of period	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59
Accumulation units outstanding at the end of period	-	-	-	0	2	21	109	192	247	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	$10.16	N/A	N/A
End of period	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22	$12.73
End of period	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96	$21.32
End of period	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96
Accumulation units outstanding at the end of period	-	-	-	-	44	46	47	47	48	48

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64	$11.38	$11.33
End of period	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64	$11.38
Accumulation units outstanding at the end of period	267	287	306	325	526	513	580	603	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09	$16.15
End of period	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09
Accumulation units outstanding at the end of period	-	-	-	-	62	65	60	57	59	62

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$15.99	$14.36	$13.21	$13.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	$15.99	$14.36	$13.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,952	5,690	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.42	$14.93	$13.71	$14.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.37	$16.42	$14.93	$13.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	14,564	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.39	$15.18	$14.00	$15.01	$13.35	N/A	N/A	N/A	N/A	N/A
End of period	$16.33	$16.39	$15.18	$14.00	$15.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	13,132	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.21	$10.97	$9.89	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	$14.21	$10.97	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,157	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.32	$10.87	$10.51	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.21	$10.32	$10.87	$10.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	303	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.63	$11.25	$9.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.77	$14.63	$11.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	269	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.69	$10.77	$9.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.49	$11.69	$10.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	247	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.47	$9.77	$9.91	$10.94	$9.52	$6.49	$13.61	N/A	N/A	N/A
End of period	$8.78	$10.47	$9.77	$9.91	$10.94	$9.52	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,887	3,098	3,331	3,584	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.61	$10.39	$9.69	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$11.61	$10.39	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	495	4,140	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.09	$24.34	$22.49	$22.83	$20.71	$15.71	$27.16	$25.31	$24.73	$24.15
End of period	$35.24	$33.09	$24.34	$22.49	$22.83	$20.71	$15.71	$27.16	$25.31	$24.73
Accumulation units outstanding at the end of period	-	-	219	993	1,058	270	298	233	235	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.62	$11.17	$10.10	$10.84	$10.16	$8.48	$12.10	$11.46	$10.57	$9.82
End of period	$12.41	$12.62	$11.17	$10.10	$10.84	$10.16	$8.48	$12.10	$11.46	$10.57
Accumulation units outstanding at the end of period	-	-	-	194	574	547	545	529	555	360

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.98	$24.87	$21.73	$23.26	$21.28	$15.74	$27.97	$23.70	$21.39	$21.45
End of period	$30.01	$29.98	$24.87	$21.73	$23.26	$21.28	$15.74	$27.97	$23.70	$21.39
Accumulation units outstanding at the end of period	-	-	-	1,643	1,742	1,002	2,821	1,131	1,184	1,242

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.40	$16.19	$14.56	$15.01	$13.72	$10.48	$17.57	$17.86	$16.25	$16.07
End of period	$22.99	$21.40	$16.19	$14.56	$15.01	$13.72	$10.48	$17.57	$17.86	$16.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.07	$26.69	$23.98	$25.09	$18.91	$14.27	$23.64	$21.56	$18.35	$18.30
End of period	$34.25	$34.07	$26.69	$23.98	$25.09	$18.91	$14.27	$23.64	$21.56	$18.35
Accumulation units outstanding at the end of period	-	-	-	-	1,363	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.86	$8.55	$7.13	$9.25	$7.92	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	$7.86	$8.55	$7.13	$9.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.85	$7.17	$5.94	$8.42	$7.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.85	$7.17	$5.94	$8.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,199	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.26	$9.28	$8.18	$8.48	$7.86	$6.17	$9.88	N/A	N/A	N/A
End of period	$11.30	$11.26	$9.28	$8.18	$8.48	$7.86	$6.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,685	4,615	4,878	25,147	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.72	$8.41	$7.05	$7.67	$7.32	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.72	$8.41	$7.05	$7.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	340	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.02	$11.67	$10.63	$10.60	$9.63	$7.41	$10.78	$10.82	N/A	N/A
End of period	$13.14	$13.02	$11.67	$10.63	$10.60	$9.63	$7.41	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,419	4,246	4,332	2,608	2,772	1,778	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.92	$8.70	$7.83	$8.05	$7.39	$5.96	$9.81	N/A	N/A	N/A
End of period	$11.46	$10.92	$8.70	$7.83	$8.05	$7.39	$5.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	463	-	4,234	4,543	4,405	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.53	$13.34	$11.59	$12.18	$9.82	$7.52	$11.49	$12.52	$10.87	N/A
End of period	$17.17	$17.53	$13.34	$11.59	$12.18	$9.82	$7.52	$11.49	$12.52	N/A
Accumulation units outstanding at the end of period	-	-	-	1,260	1,309	1,351	1,426	1,439	1,508	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.43	$22.14	$21.01	$20.21	$19.20	$17.19	$18.54	$17.71	$17.30	$17.23
End of period	$22.09	$21.43	$22.14	$21.01	$20.21	$19.20	$17.19	$18.54	$17.71	$17.30
Accumulation units outstanding at the end of period	-	-	220	5,923	9,017	9,827	12,541	15,234	16,577	16,373

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.98	$14.39	$12.26	$13.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.06	12.98	$14.39	$12.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	236	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.27	$13.30	$11.53	$12.61	$10.36	$7.99	$12.77	$12.71	$11.22	N/A
End of period	$19.11	$17.27	$13.30	$11.53	$12.61	$10.36	$7.99	$12.77	$12.71	N/A
Accumulation units outstanding at the end of period	-	-	-	2,453	1,876	1,218	1,557	1,564	8,627	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.82	$13.74	$10.95	$11.94	$10.42	$8.04	$12.79	$15.38	$11.53	N/A
End of period	$15.54	$13.82	$13.74	$10.95	$11.94	$10.42	$8.04	$12.79	$15.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	220	247	-	-	784	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.74	$15.24	$13.46	$14.78	$13.46	$10.04	$17.38	$16.19	$13.50	$12.47
End of period	$17.39	$17.74	$15.24	$13.46	$14.78	$13.46	$10.04	$17.38	$16.19	$13.50
Accumulation units outstanding at the end of period	-	-	4,433	6,286	8,187	8,688	10,032	9,578	11,708	6,407

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.94	$11.68	$10.61	$11.63	$10.12	$8.33	$13.66	$12.06	$11.43	$10.90
End of period	$16.89	$15.94	$11.68	$10.61	$11.63	$10.12	$8.33	$13.66	$12.06	$11.43
Accumulation units outstanding at the end of period	-	-	167	179	191	204	219	232	246	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.66	$17.70	$16.79	$18.20	$15.12	$11.07	$18.53	$19.46	$17.36	$16.31
End of period	$24.21	$22.66	$17.70	$16.79	$18.20	$15.12	$11.07	$18.53	$19.46	$17.36
Accumulation units outstanding at the end of period	-	-	155	847	2,726	3,226	4,378	4,968	6,733	5,053

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.91	$16.03	$13.93	$14.44	$11.70	$8.87	$15.05	$13.81	$12.33	$11.63
End of period	$23.14	$21.91	$16.03	$13.93	$14.44	$11.70	$8.87	$15.05	$13.81	$12.33
Accumulation units outstanding at the end of period	-	-	92	1,333	2,879	3,357	4,220	5,599	5,844	4,490

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.71	$11.54	$10.07	$11.81	$11.22	$8.82	$16.24	$14.83	$11.48	$9.90
End of period	$11.99	$13.71	$11.54	$10.07	$11.81	$11.22	$8.82	$16.24	$14.83	$11.48
Accumulation units outstanding at the end of period	-	-	-	-	8,610	10,065	9,258	9,333	13,553	9,079

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.70	$22.82	$20.07	$21.80	$17.75	$12.69	$23.36	$22.12	$20.18	$19.43
End of period	$34.48	$31.70	$22.82	$20.07	$21.80	$17.75	$12.69	$23.36	$22.12	$20.18
Accumulation units outstanding at the end of period	-	-	-	72	644	224	85	91	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.30	$18.33	$18.08	$16.83	$16.03	$15.80	$15.17	$14.58	$14.43	$14.41
End of period	$17.83	$17.30	$18.33	$18.08	$16.83	$16.03	$15.80	$15.17	$14.58	$14.43
Accumulation units outstanding at the end of period	-	-	222	14,168	19,801	21,507	24,053	27,059	30,174	29,594

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.71	$13.14	$10.99	$13.66	$11.46	$6.82	$13.96	$10.83	N/A	N/A
End of period	$11.78	12.71	$13.14	$10.99	$13.66	$11.46	$6.82	$13.96	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,078	2,145	2,772	1,760	3,629	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.28	$15.89	$13.81	$12.96	$10.79	$7.21	$11.38	$11.98	$10.91	$11.49
End of period	$21.25	$21.28	$15.89	$13.81	$12.96	$10.79	$7.21	$11.38	$11.98	$10.91
Accumulation units outstanding at the end of period	-	-	-	3,742	6,529	7,048	8,072	11,627	12,173	11,906

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.53	$13.17	$12.99	$12.40	$11.97	$11.57	$11.41	$10.96	$10.81	$10.85
End of period	$12.94	$12.53	$13.17	$12.99	$12.40	$11.97	$11.57	$11.41	$10.96	$10.81
Accumulation units outstanding at the end of period	-	-	-	-	491	1,523	1,785	3,146	3,581	3,526

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.86	$5.74	$4.31	$4.37
End of period	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.86	$5.74	$4.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.19	$13.18	$10.91	$10.47	$8.72	$6.70	$9.97	$11.06	$9.97	$10.44
End of period	$19.72	$18.19	$13.18	$10.91	$10.47	$8.72	$6.70	$9.97	$11.06	$9.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.45	$9.75	$8.96	$7.76	$6.37	$5.62	$10.64	$10.77	$8.50	$9.21
End of period	$13.37	$12.45	$9.75	$8.96	$7.76	$6.37	$5.62	$10.64	$10.77	$8.50
Accumulation units outstanding at the end of period	-	-	-	4,977	10,129	10,929	12,328	15,582	17,033	18,136

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.66	$7.40	$6.00	$7.04	$6.34	$5.47	$11.33	$14.01	$12.07	$11.63
End of period	$10.68	$9.66	$7.40	$6.00	$7.04	$6.34	$5.47	$11.33	$14.01	$12.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,256	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.71	$14.18	$11.79	$13.14	$11.71	$9.14	$18.14	$16.70	$12.18	$11.30
End of period	$17.04	$15.71	$14.18	$11.79	$13.14	$11.71	$9.14	$18.14	$16.70	$12.18
Accumulation units outstanding at the end of period	-	-	-	4,116	7,339	7,285	9,271	11,880	13,353	13,047

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.63	$13.52	$11.66	$10.75	$10.58	$8.94	$11.90	$11.31	$10.88	$10.34
End of period	$22.80	$18.63	$13.52	$11.66	$10.75	$10.58	$8.94	$11.90	$11.31	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.94	$14.26	$12.36	$14.40	$13.78	$10.90	$19.52	$18.08	$14.72	$13.28
End of period	$15.56	$16.94	$14.26	$12.36	$14.40	$13.78	$10.90	$19.52	$18.08	$14.72
Accumulation units outstanding at the end of period	-	-	-	1,271	696	831	902	2,243	1,961	1,765

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.14	$11.75	$10.18	$10.62	$9.27	$7.64	$13.59	$13.70	$11.79	$10.89
End of period	$16.48	$15.14	$11.75	$10.18	$10.62	$9.27	$7.64	$13.59	$13.70	$11.79
Accumulation units outstanding at the end of period	-	-	11,240	53,467	63,543	83,876	119,337	158,575	185,474	129,649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.95	$9.24	$8.26	$9.37	$8.43	$6.26	$11.86	$10.68	N/A	N/A
End of period	$12.51	$11.95	$9.24	$8.26	$9.37	$8.43	$6.26	$11.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,087	4,911	16,525	16,794	15,411	15,620	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.32	$12.55	$10.72	$10.75	$9.38	$7.15	$12.49	$10.73	$10.47	$10.81
End of period	$20.06	$17.32	$12.55	$10.72	$10.75	$9.38	$7.15	$12.49	$10.73	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	-	440	593	848	892	870

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.70	$29.94	$29.33	$29.03	$24.92	$21.22	$34.91	$26.38	$22.33	$16.69
End of period	$32.18	$36.70	$29.94	$29.33	$29.03	$24.92	$21.22	$34.91	$26.38	$22.33
Accumulation units outstanding at the end of period	-	-	-	1,660	892	948	1,518	4,372	4,160	2,699

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.33	$10.42	$9.56	$9.31	$8.17	$7.03	$10.68	$10.15	N/A	N/A
End of period	$14.74	$14.33	$10.42	$9.56	$9.31	$8.17	$7.03	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.47	$17.28	$15.07	$15.74	$12.79	$9.47	$15.51	$14.76	$13.76	$12.56
End of period	$24.01	$22.47	$17.28	$15.07	$15.74	$12.79	$9.47	$15.51	$14.76	$13.76
Accumulation units outstanding at the end of period	-	-	-	1,222	1,389	1,559	1,638	1,692	1,865	1,906

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.68	$11.40	$10.11	$10.18	$9.10	$7.38	$12.10	$11.80	$10.48	$10.26
End of period	$16.24	$14.68	$11.40	$10.11	$10.18	$9.10	$7.38	$12.10	$11.80	$10.48
Accumulation units outstanding at the end of period	-	-	380	1,399	1,806	1,896	2,099	2,265	2,232	1,741

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.09	$11.27	$10.12	$11.21	$9.49	$6.00	$8.80	N/A	N/A	N/A
End of period	$15.28	$15.09	$11.27	$10.12	$11.21	$9.49	$6.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,632	1,618	1,493	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.32	$15.01	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08	$13.12	$12.87
End of period	$20.80	$20.32	$15.01	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08	$13.12
Accumulation units outstanding at the end of period	-	-	97	831	2,438	2,947	101	174	212	217

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.40	$6.80	$6.25	$6.41	$5.85	$3.65	$6.59	$5.89	$5.50	$5.49
End of period	$9.91	$8.40	$6.80	$6.25	$6.41	$5.85	$3.65	$6.59	$5.89	$5.50
Accumulation units outstanding at the end of period	-	-	-	872	952	1,041	1,138	1,138	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.80	$9.70	$9.09	$12.06	$10.07	$8.98	$17.46	$14.94	$15.49	$11.41
End of period	$13.48	$12.80	$9.70	$9.09	$12.06	$10.07	$8.98	$17.46	$14.94	$15.49
Accumulation units outstanding at the end of period	-	-	-	2,241	5,617	12,275	11,105	12,627	8,875	13,447

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.95	$13.73	$11.64	$12.97	$11.49	$8.43	$14.57	$14.01	$12.24	$11.01
End of period	$16.90	$16.95	$13.73	$11.64	$12.97	$11.49	$8.43	$14.57	$14.01	$12.24
Accumulation units outstanding at the end of period	-	-	-	826	1,212	3,097	2,967	3,435	3,880	2,867

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.73	$14.32	$13.50	$12.36	$11.73	$10.22	$10.86	N/A	N/A	N/A
End of period	$12.86	$12.73	$14.32	$13.50	$12.36	$11.73	$10.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,014	5,512	9,138	7,756	8,422	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.17	$17.93	$16.96	$16.54	$15.72	$13.92	$14.17	$13.39	$13.23	$13.22
End of period	$17.46	$17.17	$17.93	$16.96	$16.54	$15.72	$13.92	$14.17	$13.39	$13.23
Accumulation units outstanding at the end of period	-	-	1,698	26,890	40,334	42,833	54,414	58,974	69,231	65,692

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.47	$16.50	$14.45	$14.11	$12.48	$8.72	$12.87	$13.31	$12.31	$12.38
End of period	$17.11	$17.47	$16.50	$14.45	$14.11	$12.48	$8.72	$12.87	$13.31	$12.31
Accumulation units outstanding at the end of period	-	-	679	2,970	2,398	3,041	3,778	4,590	3,818	3,862

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.58	$10.57	$9.28	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.75	$14.58	$10.57	$9.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.17	$16.89	$14.93	$16.11	$14.02	$9.92	$19.20	$20.81	$18.82	$18.34
End of period	$25.49	$23.17	$16.89	$14.93	$16.11	$14.02	$9.92	$19.20	$20.81	$18.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.94	$12.06	$10.60	$10.24	$9.20	$6.63	N/A	N/A	N/A	N/A
End of period	$18.95	$16.94	$12.06	$10.60	$10.24	$9.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,210	14,678	4,348	4,766	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.33	$11.98	$10.86	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.05	$15.33	$11.98	$10.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	784	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.72	$14.76	$13.27	$13.74	$12.41	$10.27	$14.49	N/A	N/A	N/A
End of period	$17.09	$16.72	$14.76	$13.27	$13.74	$12.41	$10.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,571	6,772	2,290	2,456	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.49	$29.86	$25.69	$26.57	$23.27	$16.58	$29.65	$27.53	$24.75	$23.85
End of period	$43.06	$40.49	$29.86	$25.69	$26.57	$23.27	$16.58	$29.65	$27.53	$24.75
Accumulation units outstanding at the end of period	-	-	501	2,270	5,322	4,616	4,563	5,185	1,178	900

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.71	$46.22	$41.60	$43.16	$34.51	$24.03	$41.39	$36.10	$34.56	$30.96
End of period	$68.11	$61.71	$46.22	$41.60	$43.16	$34.51	$24.03	$41.39	$36.10	$34.56
Accumulation units outstanding at the end of period	-	-	339	2,122	2,784	2,969	3,033	3,039	2,060	2,653

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.88	$10.09	$10.07	$10.16	$10.09	$9.58	$10.42	$10.16	N/A	N/A
End of period	$9.71	$9.88	$10.09	$10.07	$10.16	$10.09	$9.58	$10.42	N/A	N/A
Accumulation units outstanding at the end of period	-	-	846	871	884	873	775	1,112	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.32	$15.15	$12.98	$13.55	$11.95	$8.91	$15.30	$15.52	$13.22	$12.73
End of period	$22.50	$20.32	$15.15	$12.98	$13.55	$11.95	$8.91	$15.30	$15.52	$13.22
Accumulation units outstanding at the end of period	-	-	541	1,298	1,648	322	427	456	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.04	$27.45	$25.49	$25.24	$23.28	$19.88	$25.64	$24.39	$21.94	$21.30
End of period	$34.43	$32.04	$27.45	$25.49	$25.24	$23.28	$19.88	$25.64	$24.39	$21.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	582	588

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.68	$10.91	$11.16	$11.41	$11.66	$11.90	$11.91	$11.62	$11.37	$11.32
End of period	$10.44	$10.68	$10.91	$11.16	$11.41	$11.66	$11.90	$11.91	$11.62	$11.37
Accumulation units outstanding at the end of period	-	-	242	10,089	22,358	23,810	39,198	38,307	245	235

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.19	$20.43	$17.96	$18.74	$16.85	$13.90	$21.31	$20.21	$17.08	$16.15
End of period	$28.52	$26.19	$20.43	$17.96	$18.74	$16.85	$13.90	$21.31	$20.21	$17.08
Accumulation units outstanding at the end of period	-	-	-	514	4,976	6,190	6,385	6,631	2,079	1,569

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.87	$24.19	$22.36	$22.70	$20.60	$15.63	$27.04	$25.20	$24.64	N/A
End of period	$35.00	$32.87	$24.19	$22.36	$22.70	$20.60	$15.63	$27.04	$25.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.56	$11.12	$10.06	$10.80	$10.13	$8.46	$12.06	$11.43	$10.55	$9.80
End of period	$12.35	$12.56	$11.12	$10.06	$10.80	$10.13	$8.46	$12.06	$11.43	$10.55
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.80	$24.73	$21.62	$23.15	$21.18	$15.67	$27.86	$23.62	$21.32	$21.39
End of period	$29.82	$29.80	$24.73	$21.62	$23.15	$21.18	$15.67	$27.86	$23.62	$21.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.27	$16.09	$14.48	$14.93	$13.65	$10.43	$17.50	$17.80	$16.20	$16.02
End of period	$22.84	$21.27	$16.09	$14.48	$14.93	$13.65	$10.43	$17.50	$17.80	$16.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.86	$26.54	$23.85	$24.96	$18.82	$14.21	$23.54	$21.48	N/A	N/A
End of period	$34.03	$33.86	$26.54	$23.85	$24.96	$18.82	$14.21	$23.54	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.99	$11.64	$10.61	$10.59	$9.62	$7.40	$10.77	$10.82	N/A	N/A
End of period	$13.10	$12.99	$11.64	$10.61	$10.59	$9.62	$7.40	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.48	$13.30	$11.57	$12.16	$9.80	$7.51	$11.48	$12.51	$10.87	N/A
End of period	$17.12	$17.48	$13.30	$11.57	$12.16	$9.80	$7.51	$11.48	$12.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.29	$22.01	$20.89	$20.10	$19.10	$17.11	$18.45	$17.64	$17.23	$17.17
End of period	$21.94	$21.29	$22.01	$20.89	$20.10	$19.10	$17.11	$18.45	$17.64	$17.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	6

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.22	$13.27	$11.50	$12.58	$10.34	$7.98	$12.76	$12.70	$11.22	N/A
End of period	$19.05	$17.22	$13.27	$11.50	$12.58	$10.34	$7.98	$12.76	$12.70	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.77	$13.71	$10.93	$11.92	$10.41	$8.03	$12.77	$15.37	$11.53	N/A
End of period	$15.49	$13.77	$13.71	$10.93	$11.92	$10.41	$8.03	$12.77	$15.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.62	$15.15	$13.38	$14.70	$13.39	$9.99	$17.30	$16.12	N/A	N/A
End of period	$17.27	$17.62	$15.15	$13.38	$14.70	$13.39	$9.99	$17.30	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.88	$11.63	$10.58	$11.59	$10.10	$8.31	$13.63	$12.04	$11.42	$10.89
End of period	$16.82	$15.88	$11.63	$10.58	$11.59	$10.10	$8.31	$13.63	$12.04	$11.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.53	$17.60	$16.71	$18.12	$15.05	$11.02	$18.47	$19.40	$17.32	$16.28
End of period	$24.07	$22.53	$17.60	$16.71	$18.12	$15.05	$11.02	$18.47	$19.40	$17.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.81	$15.97	$13.88	$14.39	$11.66	$8.85	$15.01	$13.78	$12.31	$11.61
End of period	$23.03	$21.81	$15.97	$13.88	$14.39	$11.66	$8.85	$15.01	$13.78	$12.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.63	$11.48	$10.02	$11.76	$11.18	$8.78	$16.18	$14.78	$11.45	$9.88
End of period	$11.92	$13.63	$11.48	$10.02	$11.76	$11.18	$8.78	$16.18	$14.78	$11.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.49	$22.68	$19.95	$21.68	$17.66	$12.63	$23.25	$22.03	N/A	N/A
End of period	$34.24	$31.49	$22.68	$19.95	$21.68	$17.66	$12.63	$23.25	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.18	$18.21	$17.97	$16.73	$15.94	$15.72	$15.10	$14.51	$14.38	$14.36
End of period	$17.71	$17.18	$18.21	$17.97	$16.73	$15.94	$15.72	$15.10	$14.51	$14.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	15

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.68	$13.11	$10.97	$13.64	$11.44	$6.82	$13.95	$10.83	N/A	N/A
End of period	$11.75	12.68	$13.11	$10.97	$13.64	$11.44	$6.82	$13.95	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.17	$15.82	$13.74	$12.91	$10.75	$7.19	$11.35	$11.94	$10.88	$11.47
End of period	$21.13	$21.17	$15.82	$13.74	$12.91	$10.75	$7.19	$11.35	$11.94	$10.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.47	$13.12	$12.95	$12.36	$11.94	$11.54	$11.38	$10.94	$10.80	$10.84
End of period	$12.88	$12.47	$13.12	$12.95	$12.36	$11.94	$11.54	$11.38	$10.94	$10.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.68	$5.65	$4.80	$5.07	$4.23	$3.45	$5.84	$5.73	N/A	N/A
End of period	$6.90	$6.68	$5.65	$4.80	$5.07	$4.23	$3.45	$5.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.10	$13.12	$10.87	$10.43	$8.69	$6.68	$9.94	$11.03	$9.95	N/A
End of period	$19.61	$18.10	$13.12	$10.87	$10.43	$8.69	$6.68	$9.94	$11.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.39	$9.71	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48	$9.19
End of period	$13.30	$12.39	$9.71	$8.92	$7.73	$6.34	$5.60	$10.61	$10.74	$8.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.60	$7.37	$5.97	$7.01	$6.32	$5.45	$11.29	$13.97	$12.04	N/A
End of period	$10.62	$9.60	$7.37	$5.97	$7.01	$6.32	$5.45	$11.29	$13.97	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.63	$14.11	$11.74	$13.09	$11.67	$9.11	$18.09	$16.65	$12.15	$11.28
End of period	$16.94	$15.63	$14.11	$11.74	$13.09	$11.67	$9.11	$18.09	$16.65	$12.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.53	$13.45	$11.60	$10.70	$10.53	$8.91	$11.86	$11.28	$10.85	N/A
End of period	$22.67	$18.53	$13.45	$11.60	$10.70	$10.53	$8.91	$11.86	$11.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.87	$14.21	$12.31	$14.35	$13.74	$10.87	$19.48	$18.05	$14.70	$13.26
End of period	$15.49	$16.87	$14.21	$12.31	$14.35	$13.74	$10.87	$19.48	$18.05	$14.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	9

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.09	$11.72	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89
End of period	$16.42	$15.09	$11.72	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.92	$9.22	$8.25	$9.35	$8.42	$6.25	$11.85	$10.67	N/A	N/A
End of period	$12.47	$11.92	$9.22	$8.25	$9.35	$8.42	$6.25	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.26	$12.51	$10.69	$10.72	$9.36	$7.14	$12.48	$10.72	$10.46	N/A
End of period	$19.99	$17.26	$12.51	$10.69	$10.72	$9.36	$7.14	$12.48	$10.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.51	$29.79	$29.20	$28.92	$24.83	$21.15	$34.80	$26.31	$22.28	$16.65
End of period	$32.01	$36.51	$29.79	$29.20	$28.92	$24.83	$21.15	$34.80	$26.31	$22.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.29	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	$10.15	N/A	N/A
End of period	$14.70	$14.29	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.38	$17.21	$15.01	$15.69	$12.75	$9.45	$15.48	$14.73	$13.74	$12.55
End of period	$23.90	$22.38	$17.21	$15.01	$15.69	$12.75	$9.45	$15.48	$14.73	$13.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	38

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.62	$11.36	$10.07	$10.15	$9.07	$7.36	$12.08	$11.78	$10.46	$10.25
End of period	$16.17	$14.62	$11.36	$10.07	$10.15	$9.07	$7.36	$12.08	$11.78	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	89

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.23	$14.95	$13.19	$14.10	$11.42	$9.17	$14.41	$15.05	$13.10	$12.86
End of period	$20.71	$20.23	$14.95	$13.19	$14.10	$11.42	$9.17	$14.41	$15.05	$13.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	10

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.35	$6.77	$6.23	$6.39	$5.83	$3.64	$6.58	$5.87	$5.49	$5.48
End of period	$9.85	$8.35	$6.77	$6.23	$6.39	$5.83	$3.64	$6.58	$5.87	$5.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.75	$9.67	$9.06	$12.04	$10.05	$8.96	$17.44	$14.93	$15.48	N/A
End of period	$13.43	$12.75	$9.67	$9.06	$12.04	$10.05	$8.96	$17.44	$14.93	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.88	$13.67	$11.60	$12.93	$11.46	$8.40	$14.53	$13.98	$12.22	$10.99
End of period	$16.82	$16.88	$13.67	$11.60	$12.93	$11.46	$8.40	$14.53	$13.98	$12.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.08	$17.84	$16.88	$16.46	$15.65	$13.87	$14.12	$13.35	$13.19	$13.18
End of period	$17.36	$17.08	$17.84	$16.88	$16.46	$15.65	$13.87	$14.12	$13.35	$13.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	24

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.37	$16.42	$14.38	$14.05	$12.43	$8.69	$12.83	$13.27	$12.28	$12.35
End of period	$17.01	$17.37	$16.42	$14.38	$14.05	$12.43	$8.69	$12.83	$13.27	$12.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.02	$16.79	$14.84	$16.02	$13.95	$9.87	$19.12	$20.72	$18.75	N/A
End of period	$25.32	$23.02	$16.79	$14.84	$16.02	$13.95	$9.87	$19.12	$20.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.48	$12.21	$11.48	$11.39	$10.71	$9.65	$11.44	$11.01	$10.44	N/A
End of period	$12.58	$12.48	$12.21	$11.48	$11.39	$10.71	$9.65	$11.44	$11.01	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.74	$12.72	$11.73	$11.90	$10.93	$9.42	$12.24	$11.62	$10.76	N/A
End of period	$13.97	$13.74	$12.72	$11.73	$11.90	$10.93	$9.42	$12.24	$11.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.23	$29.67	$25.54	$26.42	$23.14	$16.50	$29.52	$27.42	$24.66	$23.77
End of period	$42.76	$40.23	$29.67	$25.54	$26.42	$23.14	$16.50	$29.52	$27.42	$24.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.31	$45.94	$41.36	$42.92	$34.33	$23.91	$41.20	$35.95	$34.43	$30.86
End of period	$67.64	$61.31	$45.94	$41.36	$42.92	$34.33	$23.91	$41.20	$35.95	$34.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.85	$10.07	$10.05	$10.14	$10.07	$9.57	$10.41	$10.16	N/A	N/A
End of period	$9.68	$9.85	$10.07	$10.05	$10.14	$10.07	$9.57	$10.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.22	$15.08	$12.92	$13.50	$11.91	$8.88	$15.26	$15.48	$13.19	$12.71
End of period	$22.39	$20.22	$15.08	$12.92	$13.50	$11.91	$8.88	$15.26	$15.48	$13.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.83	$27.28	$25.34	$25.10	$23.16	$19.79	$25.53	$24.29	$21.86	$21.23
End of period	$34.20	$31.83	$27.28	$25.34	$25.10	$23.16	$19.79	$25.53	$24.29	$21.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.60	$10.85	$11.09	$11.34	$11.60	$11.85	$11.86	$11.58	$11.33	$11.28
End of period	$10.37	$10.60	$10.85	$11.09	$11.34	$11.60	$11.85	$11.86	$11.58	$11.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.09	$20.36	$17.90	$18.69	$16.81	$13.87	$21.28	$20.18	$17.06	$16.14
End of period	$28.40	$26.09	$20.36	$17.90	$18.69	$16.81	$13.87	$21.28	$20.18	$17.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19	$24.63	N/A
End of period	$34.96	$32.84	$24.17	$22.35	$22.68	$20.59	$15.62	$27.02	$25.19	N/A
Accumulation units outstanding at the end of period	180	192	192	192	196	195	177	180	177	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61	$21.31	N/A
End of period	$29.80	$29.77	$24.71	$21.60	$23.13	$21.16	$15.66	$27.85	$23.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19	$16.02
End of period	$22.83	$21.26	$16.08	$14.47	$14.92	$13.64	$10.43	$17.49	$17.79	$16.19
Accumulation units outstanding at the end of period	131	141	147	145	141	142	138	127	129	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27	$18.23
End of period	$33.98	$33.81	$26.50	$23.81	$24.93	$18.80	$14.19	$23.51	$21.46	$18.27
Accumulation units outstanding at the end of period	75	72	74	69	81	94	85	84	88	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	$10.82	N/A	N/A
End of period	$13.10	$12.98	$11.64	$10.61	$10.58	$9.62	$7.40	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.89	$8.68	$7.81	$8.04	$7.38	$5.95	$9.81	N/A	N/A	N/A
End of period	$11.42	$10.89	$8.68	$7.81	$8.04	$7.38	$5.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	585	617	649	628	626	634	580	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51	$10.87	N/A
End of period	$17.11	$17.47	$13.30	$11.56	$12.16	$9.80	$7.50	$11.48	$12.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70	$11.22	N/A
End of period	$19.04	$17.21	$13.26	$11.50	$12.58	$10.34	$7.97	$12.76	$12.70	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37	$11.53	N/A
End of period	$15.48	$13.77	$13.70	$10.92	$11.92	$10.40	$8.03	$12.77	$15.37	N/A
Accumulation units outstanding at the end of period	127	113	124	124	129	142	109	101	109	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	$10.83	N/A	N/A
End of period	$11.74	12.67	$13.11	$10.97	$13.64	$11.44	$6.81	$13.95	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72	$4.30	N/A
End of period	$6.89	$6.68	$5.64	$4.80	$5.07	$4.23	$3.44	$5.84	$5.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03	$9.94	N/A
End of period	$19.59	$18.08	$13.11	$10.86	$10.42	$8.68	$6.67	$9.94	$11.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97	$12.04	N/A
End of period	$10.61	$9.60	$7.36	$5.97	$7.01	$6.32	$5.45	$11.28	$13.97	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78	$10.89
End of period	$16.41	$15.08	$11.71	$10.15	$10.60	$9.26	$7.63	$13.57	$13.69	$11.78
Accumulation units outstanding at the end of period	2,958	3,071	3,225	3,327	3,466	3,640	3,522	3,481	3,503	2,797

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.92	$9.21	$8.24	$9.35	$8.41	$6.25	$11.85	$10.67	N/A	N/A
End of period	$12.47	$11.92	$9.21	$8.24	$9.35	$8.41	$6.25	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	$10.15	N/A	N/A
End of period	$14.69	$14.28	$10.40	$9.54	$9.30	$8.16	$7.02	$10.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87	$5.49	N/A
End of period	$9.84	$8.35	$6.76	$6.22	$6.38	$5.82	$3.63	$6.57	$5.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22	$13.22
End of period	$17.40	$17.11	$17.87	$16.91	$16.50	$15.69	$13.90	$14.16	$13.38	$13.22
Accumulation units outstanding at the end of period	707	631	555	596	550	487	679	765	711	-

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43	$30.87
End of period	$67.62	$61.30	$45.93	$41.36	$42.92	$34.33	$23.91	$41.21	$35.96	$34.43
Accumulation units outstanding at the end of period	61	66	67	66	72	81	76	80	82	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	$10.16	N/A	N/A
End of period	$9.67	$9.85	$10.06	$10.05	$10.14	$10.07	$9.57	$10.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57	$11.32	N/A
End of period	$10.36	$10.60	$10.84	$11.08	$11.33	$11.59	$11.84	$11.85	$11.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.26%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.66	$10.76	$9.38	$11.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$11.66	$10.76	$9.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	862	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.43	$9.74	$9.89	$10.92	$9.51	$6.49	$13.60	N/A	N/A	N/A
End of period	$8.74	$10.43	$9.74	$9.89	$10.92	$9.51	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	811	3,721	814	816	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.78	$24.12	$22.31	$22.65	$20.56	$15.60	$26.99	$25.16	$24.60	$24.04
End of period	$34.89	$32.78	$24.12	$22.31	$22.65	$20.56	$15.60	$26.99	$25.16	$24.60
Accumulation units outstanding at the end of period	-	-	-	89	90	90	90	509	510	390

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.53	$11.09	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54	$9.79
End of period	$12.32	$12.53	$11.09	$10.04	$10.78	$10.12	$8.45	$12.05	$11.42	$10.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.72	$24.67	$21.56	$23.10	$21.13	$15.64	$27.81	$23.58	$21.29	$21.36
End of period	$29.74	$29.72	$24.67	$21.56	$23.10	$21.13	$15.64	$27.81	$23.58	$21.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.22	$16.05	$14.44	$14.90	$13.62	$10.41	$17.47	$17.77	$16.18	$16.01
End of period	$22.78	$21.22	$16.05	$14.44	$14.90	$13.62	$10.41	$17.47	$17.77	$16.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	500	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.77	$26.48	$23.79	$24.91	$18.78	$14.18	$23.50	$21.45	$18.27	$18.23
End of period	$33.94	$33.77	$26.48	$23.79	$24.91	$18.78	$14.18	$23.50	$21.45	$18.27
Accumulation units outstanding at the end of period	-	-	223	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.83	$8.53	$7.12	$9.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.09	$7.83	$8.53	$7.12	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	649	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.83	$7.16	$5.93	$8.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.44	$6.83	$7.16	$5.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	842	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.22	$9.25	$8.16	$8.47	$7.84	$6.17	$9.87	N/A	N/A	N/A
End of period	$11.26	$11.22	$9.25	$8.16	$8.47	$7.84	$6.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,522	4,522	4,522	4,522	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.97	$11.63	$10.60	$10.58	$9.61	$7.40	$10.77	$10.82	N/A	N/A
End of period	$13.09	$12.97	$11.63	$10.60	$10.58	$9.61	$7.40	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	32	66	76	529	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.88	$8.67	$7.81	$8.04	$7.38	$5.95	$9.81	N/A	N/A	N/A
End of period	$11.41	$10.88	$8.67	$7.81	$8.04	$7.38	$5.95	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.46	$13.29	$11.55	$12.15	$9.80	$7.50	$11.47	$12.51	$10.87	N/A
End of period	$17.09	$17.46	$13.29	$11.55	$12.15	$9.80	$7.50	$11.47	$12.51	N/A
Accumulation units outstanding at the end of period	-	-	-	425	426	427	428	1,372	1,301	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.23	$21.95	$20.83	$20.05	$19.06	$17.08	$18.42	$17.61	$17.20	$17.15
End of period	$21.88	$21.23	$21.95	$20.83	$20.05	$19.06	$17.08	$18.42	$17.61	$17.20
Accumulation units outstanding at the end of period	-	-	-	1,365	383	384	384	3,100	3,245	3,228

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.94	$14.36	$12.24	$13.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	12.94	$14.36	$12.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	81	2,113	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.20	$13.25	$11.49	$12.57	$10.34	$7.97	$12.76	$12.70	$11.22	N/A
End of period	$19.02	$17.20	$13.25	$11.49	$12.57	$10.34	$7.97	$12.76	$12.70	N/A
Accumulation units outstanding at the end of period	-	-	-	711	711	711	711	711	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.76	$13.69	$10.92	$11.91	$10.40	$8.03	$12.77	$15.37	$11.53	N/A
End of period	$15.47	$13.76	$13.69	$10.92	$11.91	$10.40	$8.03	$12.77	$15.37	N/A
Accumulation units outstanding at the end of period	-	-	968	-	485	-	-	163	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.58	$15.11	$13.35	$14.67	$13.36	$9.97	$17.27	$16.10	$13.43	$12.41
End of period	$17.22	$17.58	$15.11	$13.35	$14.67	$13.36	$9.97	$17.27	$16.10	$13.43
Accumulation units outstanding at the end of period	-	-	-	459	461	462	462	2,322	2,415	2,663

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.85	$11.61	$10.56	$11.57	$10.08	$8.30	$13.62	$12.03	$11.41	$10.88
End of period	$16.78	$15.85	$11.61	$10.56	$11.57	$10.08	$8.30	$13.62	$12.03	$11.41
Accumulation units outstanding at the end of period	-	-	-	1,172	-	-	-	695	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.48	$17.57	$16.68	$18.08	$15.03	$11.01	$18.44	$19.37	$17.30	$16.26
End of period	$24.01	$22.48	$17.57	$16.68	$18.08	$15.03	$11.01	$18.44	$19.37	$17.30
Accumulation units outstanding at the end of period	-	-	-	616	619	620	620	2,572	2,818	2,936

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.77	$15.94	$13.86	$14.37	$11.64	$8.84	$15.00	$13.77	$12.31	$11.61
End of period	$22.98	$21.77	$15.94	$13.86	$14.37	$11.64	$8.84	$15.00	$13.77	$12.31
Accumulation units outstanding at the end of period	-	-	-	406	408	408	408	1,816	2,092	2,252

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.93	$11.52	$10.05	$11.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.06	$13.93	$11.52	$10.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,566	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.60	$11.45	$10.00	$11.74	$11.16	$8.77	$16.16	$14.76	$11.44	$9.87
End of period	$11.89	$13.60	$11.45	$10.00	$11.74	$11.16	$8.77	$16.16	$14.76	$11.44
Accumulation units outstanding at the end of period	-	-	-	509	475	467	517	1,111	596	441

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.41	$22.62	$19.90	$21.63	$17.62	$12.61	$23.21	$21.99	$20.07	$19.34
End of period	$34.14	$31.41	$22.62	$19.90	$21.63	$17.62	$12.61	$23.21	$21.99	$20.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	379	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.14	$18.17	$17.93	$16.70	$15.91	$15.70	$15.07	$14.49	$14.35	$14.34
End of period	$17.66	$17.14	$18.17	$17.93	$16.70	$15.91	$15.70	$15.07	$14.49	$14.35
Accumulation units outstanding at the end of period	-	-	302	1,013	1,174	3,315	6,157	7,118	7,397	6,882

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.67	$13.10	$10.96	$13.63	$11.44	$6.81	$13.95	$10.83	N/A	N/A
End of period	$11.73	12.67	$13.10	$10.96	$13.63	$11.44	$6.81	$13.95	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,092	1,499	52	60	289	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.12	$15.79	$13.72	$12.89	$10.73	$7.18	$11.33	$11.93	$10.87	$11.46
End of period	$21.08	$21.12	$15.79	$13.72	$12.89	$10.73	$7.18	$11.33	$11.93	$10.87
Accumulation units outstanding at the end of period	-	-	-	-	67	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.45	$13.09	$12.93	$12.34	$11.92	$11.53	$11.37	$10.93	$10.79	$10.83
End of period	$12.86	$12.45	$13.09	$12.93	$12.34	$11.92	$11.53	$11.37	$10.93	$10.79
Accumulation units outstanding at the end of period	-	-	-	-	545	-	-	859	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.67	$5.64	$4.79	$5.06	$4.23	$3.44	$5.83	$5.72	$4.30	$4.35
End of period	$6.88	$6.67	$5.64	$4.79	$5.06	$4.23	$3.44	$5.83	$5.72	$4.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.06	$13.09	$10.85	$10.42	$8.68	$6.67	$9.93	$11.02	$9.94	$10.41
End of period	$19.57	$18.06	$13.09	$10.85	$10.42	$8.68	$6.67	$9.93	$11.02	$9.94
Accumulation units outstanding at the end of period	-	-	-	-	16	33	38	38	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.36	$9.69	$8.91	$7.72	$6.34	$5.59	$10.60	$10.73	$8.47	$9.19
End of period	$13.27	$12.36	$9.69	$8.91	$7.72	$6.34	$5.59	$10.60	$10.73	$8.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	74	549	76	76

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.59	$7.35	$5.96	$7.00	$6.31	$5.44	$11.28	$13.96	$12.03	$11.60
End of period	$10.60	$9.59	$7.35	$5.96	$7.00	$6.31	$5.44	$11.28	$13.96	$12.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.60	$14.08	$11.72	$13.07	$11.65	$9.09	$18.07	$16.63	$12.14	$11.27
End of period	$16.90	$15.60	$14.08	$11.72	$13.07	$11.65	$9.09	$18.07	$16.63	$12.14
Accumulation units outstanding at the end of period	-	-	732	738	742	749	758	824	769	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.49	$13.42	$11.58	$10.68	$10.52	$8.90	$11.85	$11.27	$10.85	$10.31
End of period	$22.62	$18.49	$13.42	$11.58	$10.68	$10.52	$8.90	$11.85	$11.27	$10.85
Accumulation units outstanding at the end of period	-	-	-	-	103	61	70	70	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.84	$14.18	$12.29	$14.33	$13.72	$10.86	$19.46	$18.03	$14.69	$13.26
End of period	$15.46	$16.84	$14.18	$12.29	$14.33	$13.72	$10.86	$19.46	$18.03	$14.69
Accumulation units outstanding at the end of period	-	-	-	-	-	1,109	421	495	487	344

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.07	$11.70	$10.14	$10.59	$9.25	$7.62	$13.57	$13.68	$11.78	$10.89
End of period	$16.40	$15.07	$11.70	$10.14	$10.59	$9.25	$7.62	$13.57	$13.68	$11.78
Accumulation units outstanding at the end of period	-	-	1,151	2,121	3,199	4,981	6,422	6,653	5,762	217

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.91	$9.21	$8.24	$9.35	$8.41	$6.25	$11.85	$10.67	N/A	N/A
End of period	$12.46	$11.91	$9.21	$8.24	$9.35	$8.41	$6.25	$11.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	100	101	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.24	$12.50	$10.68	$10.71	$9.35	$7.13	$12.47	$10.71	$10.46	$10.81
End of period	$19.96	$17.24	$12.50	$10.68	$10.71	$9.35	$7.13	$12.47	$10.71	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.44	$29.73	$29.15	$28.87	$24.79	$21.12	$34.76	$26.28	$22.26	$16.64
End of period	$31.93	$36.44	$29.73	$29.15	$28.87	$24.79	$21.12	$34.76	$26.28	$22.26
Accumulation units outstanding at the end of period	-	-	189	280	477	862	1,197	2,457	2,390	904

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.27	$10.39	$9.53	$9.29	$8.15	$7.02	$10.67	$10.15	N/A	N/A
End of period	$14.68	$14.27	$10.39	$9.53	$9.29	$8.15	$7.02	$10.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.34	$17.18	$14.99	$15.67	$12.74	$9.44	$15.47	$14.72	$13.73	$12.54
End of period	$23.86	$22.34	$17.18	$14.99	$15.67	$12.74	$9.44	$15.47	$14.72	$13.73
Accumulation units outstanding at the end of period	-	-	-	-	373	362	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.60	$11.34	$10.05	$10.14	$9.06	$7.36	$12.07	$11.77	$10.46	$10.25
End of period	$16.13	$14.60	$11.34	$10.05	$10.14	$9.06	$7.36	$12.07	$11.77	$10.46
Accumulation units outstanding at the end of period	-	-	761	-	359	2,191	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.04	$11.24	$10.10	$11.19	$9.48	$6.00	$8.79	N/A	N/A	N/A
End of period	$15.22	$15.04	$11.24	$10.10	$11.19	$9.48	$6.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.20	$14.92	$13.17	$14.08	$11.40	$9.16	$14.40	$15.04	$13.10	$12.85
End of period	$20.67	$20.20	$14.92	$13.17	$14.08	$11.40	$9.16	$14.40	$15.04	$13.10
Accumulation units outstanding at the end of period	-	-	-	467	838	874	-	300	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.34	$6.76	$6.21	$6.38	$5.82	$3.63	$6.57	$5.86	$5.48	$5.48
End of period	$9.83	$8.34	$6.76	$6.21	$6.38	$5.82	$3.63	$6.57	$5.86	$5.48
Accumulation units outstanding at the end of period	-	-	2,469	-	1,012	-	-	719	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.74	$9.66	$9.05	$12.02	$10.04	$8.96	$17.43	$14.93	$15.48	$11.41
End of period	$13.41	$12.74	$9.66	$9.05	$12.02	$10.04	$8.96	$17.43	$14.93	$15.48
Accumulation units outstanding at the end of period	-	-	303	305	1,007	2,616	3,536	3,841	3,766	206

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.84	$13.65	$11.58	$12.91	$11.44	$8.39	$14.52	$13.97	$12.22	$10.99
End of period	$16.78	$16.84	$13.65	$11.58	$12.91	$11.44	$8.39	$14.52	$13.97	$12.22
Accumulation units outstanding at the end of period	-	-	-	115	115	115	116	429	116	116

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.68	$14.28	$13.47	$12.33	$11.71	$10.21	N/A	N/A	N/A	N/A
End of period	$12.81	$12.68	$14.28	$13.47	$12.33	$11.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	711	1,273	1,361	476	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.04	$17.80	$16.84	$16.43	$15.62	$13.84	$14.10	$13.33	$13.17	$13.17
End of period	$17.32	$17.04	$17.80	$16.84	$16.43	$15.62	$13.84	$14.10	$13.33	$13.17
Accumulation units outstanding at the end of period	-	-	1,633	4,899	3,044	2,771	2,486	11,014	11,562	11,098

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.33	$16.38	$14.35	$14.02	$12.41	$8.67	$12.81	$13.25	$12.26	$12.34
End of period	$16.96	$17.33	$16.38	$14.35	$14.02	$12.41	$8.67	$12.81	$13.25	$12.26
Accumulation units outstanding at the end of period	-	-	-	104	104	429	104	282	104	105

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.54	$10.54	$9.26	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.70	$14.54	$10.54	$9.26	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.95	$16.74	$14.81	$15.99	$13.92	$9.85	$19.08	$20.69	$18.72	$18.25
End of period	$25.24	$22.95	$16.74	$14.81	$15.99	$13.92	$9.85	$19.08	$20.69	$18.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.17	$10.23	$8.03	$10.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.94	14.17	$10.23	$8.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.89	$12.03	$10.58	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.89	$16.89	$12.03	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	549	616	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.28	$13.08	$11.47	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.67	$18.28	$13.08	$11.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	749	841	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.28	$11.95	$10.84	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.99	$15.28	$11.95	$10.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,515	1,700	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.45	$14.56	$12.91	$13.63	$12.01	N/A	N/A	N/A	N/A	N/A
End of period	$18.02	$17.45	$14.56	$12.91	$13.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,933	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.12	$29.59	$25.47	$26.36	$23.09	$16.46	$29.46	$27.37	$24.62	$23.74
End of period	$42.64	$40.12	$29.59	$25.47	$26.36	$23.09	$16.46	$29.46	$27.37	$24.62
Accumulation units outstanding at the end of period	-	-	-	156	156	156	157	157	144	144

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.14	$45.81	$41.26	$42.82	$34.26	$23.86	$41.13	$35.89	$34.37	$30.81
End of period	$67.44	$61.14	$45.81	$41.26	$42.82	$34.26	$23.86	$41.13	$35.89	$34.37
Accumulation units outstanding at the end of period	-	-	186	186	195	230	296	501	510	328

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.84	$10.06	$10.04	$10.13	$10.07	$9.57	$10.41	$10.16	N/A	N/A
End of period	$9.66	$9.84	$10.06	$10.04	$10.13	$10.07	$9.57	$10.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	34	2,913	82	1,006	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.18	$15.05	$12.90	$13.47	$11.89	$8.87	$15.25	$15.47	$13.18	$12.70
End of period	$22.34	$20.18	$15.05	$12.90	$13.47	$11.89	$8.87	$15.25	$15.47	$13.18
Accumulation units outstanding at the end of period	-	-	-	-	21	44	51	51	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.74	$27.21	$25.28	$25.04	$23.11	$19.75	$25.48	$24.25	$21.82	$21.20
End of period	$34.10	$31.74	$27.21	$25.28	$25.04	$23.11	$19.75	$25.48	$24.25	$21.82
Accumulation units outstanding at the end of period	-	-	-	-	58	50	41	32	51	39

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.58	$10.82	$11.07	$11.32	$11.58	$11.82	$11.83	$11.56	$11.31	$11.26
End of period	$10.34	$10.58	$10.82	$11.07	$11.32	$11.58	$11.82	$11.83	$11.56	$11.31
Accumulation units outstanding at the end of period	-	-	-	242	269	271	273	11,217	7,177	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.07	$20.35	$17.89	$18.68	$16.81	$13.87	$21.28	$20.19	$17.07	$16.15
End of period	$28.38	$26.07	$20.35	$17.89	$18.68	$16.81	$13.87	$21.28	$20.19	$17.07
Accumulation units outstanding at the end of period	-	-	-	-	204	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.86	$25.05	$24.51	$23.95
End of period	$34.65	$32.56	$23.97	$22.18	$22.52	$20.45	$15.52	$26.86	$25.05	$24.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.47	$11.05	$10.00	$10.74	$10.08	$8.42	$12.02	$11.39	$10.52	$9.78
End of period	$12.26	$12.47	$11.05	$10.00	$10.74	$10.08	$8.42	$12.02	$11.39	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.53	$24.52	$21.44	$22.97	$21.03	$15.57	$27.69	$23.49	$21.21	N/A
End of period	$29.54	$29.53	$24.52	$21.44	$22.97	$21.03	$15.57	$27.69	$23.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.71	$16.12	$15.96
End of period	$22.63	$21.09	$15.96	$14.37	$14.82	$13.56	$10.37	$17.40	$17.71	$16.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.57	$26.33	$23.66	$24.79	$18.70	$14.12	$23.41	$21.37	$18.21	$18.17
End of period	$33.72	$33.57	$26.33	$23.66	$24.79	$18.70	$14.12	$23.41	$21.37	$18.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	$9.87	N/A	N/A	N/A
End of period	$11.23	$11.19	$9.24	$8.15	$8.45	$7.84	$6.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	764	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	$11.46	$12.50	$10.86	N/A
End of period	$17.03	$17.40	$13.25	$11.53	$12.13	$9.78	$7.49	$11.46	$12.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.09	$21.81	$20.71	$19.94	$18.96	$17.00	$18.34	$17.54	$17.14	$17.09
End of period	$21.73	$21.09	$21.81	$20.71	$19.94	$18.96	$17.00	$18.34	$17.54	$17.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	163	245	280	266

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69	$11.22	N/A
End of period	$18.96	$17.15	$13.22	$11.46	$12.55	$10.32	$7.96	$12.75	$12.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.72	$13.66	$10.89	$11.89	$10.38	$8.02	$12.76	$15.36	$11.52	N/A
End of period	$15.42	$13.72	$13.66	$10.89	$11.89	$10.38	$8.02	$12.76	$15.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36
End of period	$17.10	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	100	131	128	143

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01	$11.39	$10.87
End of period	$16.71	$15.78	$11.57	$10.52	$11.54	$10.05	$8.28	$13.59	$12.01	$11.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.35	$17.47	$16.60	$18.00	$14.96	$10.96	$18.38	$19.31	$17.25	$16.22
End of period	$23.87	$22.35	$17.47	$16.60	$18.00	$14.96	$10.96	$18.38	$19.31	$17.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	131	118	155	166

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.65	$15.86	$13.79	$14.31	$11.60	$8.80	$14.95	$13.73	$12.27	$11.58
End of period	$22.85	$21.65	$15.86	$13.79	$14.31	$11.60	$8.80	$14.95	$13.73	$12.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	81	89	109	118

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72	$11.41	$9.84
End of period	$11.82	$13.52	$11.39	$9.95	$11.68	$11.11	$8.73	$16.10	$14.72	$11.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	$21.90	N/A	N/A
End of period	$33.91	$31.20	$22.48	$19.79	$21.51	$17.53	$12.54	$23.10	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.00	$14.43	$14.30	$14.30
End of period	$17.54	$17.03	$18.06	$17.83	$16.61	$15.83	$15.62	$15.00	$14.43	$14.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	275	445	509	477

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A	N/A
End of period	$11.70	12.63	$13.07	$10.94	$13.61	$11.42	$6.81	$13.94	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	63	63	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.05	$15.74	$13.68	$12.86	$10.71	$7.17	$11.32	$11.92	$10.87	$11.46
End of period	$21.01	$21.05	$15.74	$13.68	$12.86	$10.71	$7.17	$11.32	$11.92	$10.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91	$10.77	$10.82
End of period	$12.80	$12.40	$13.04	$12.88	$12.30	$11.89	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29	$4.35
End of period	$6.84	$6.64	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.97	$13.03	$10.80	$10.37	$8.64	$6.64	$9.89	$10.99	$9.91	N/A
End of period	$19.46	$17.97	$13.03	$10.80	$10.37	$8.64	$6.64	$9.89	$10.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.30	$9.64	$8.87	$7.69	$6.31	$5.57	$10.57	$10.70	$8.45	$9.17
End of period	$13.20	$12.30	$9.64	$8.87	$7.69	$6.31	$5.57	$10.57	$10.70	$8.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.53	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	$13.92	N/A	N/A
End of period	$10.54	$9.53	$7.32	$5.94	$6.97	$6.29	$5.42	$11.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.54	$14.04	$11.69	$13.04	$11.63	$9.08	$18.05	$16.62	$12.14	$11.27
End of period	$16.84	$15.54	$14.04	$11.69	$13.04	$11.63	$9.08	$18.05	$16.62	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24	$10.82	$10.29
End of period	$22.50	$18.40	$13.36	$11.53	$10.64	$10.48	$8.87	$11.81	$11.24	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00	$14.67	$13.24
End of period	$15.39	$16.77	$14.13	$12.25	$14.29	$13.69	$10.83	$19.42	$18.00	$14.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89
End of period	$16.34	$15.02	$11.67	$10.11	$10.57	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	160	160	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.88	$9.19	$8.22	$9.33	$8.40	$6.24	$11.84	$10.67	N/A	N/A
End of period	$12.42	$11.88	$9.19	$8.22	$9.33	$8.40	$6.24	$11.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46	$10.81
End of period	$19.89	$17.18	$12.46	$10.66	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.25	$29.59	$29.02	$28.75	$24.70	$21.04	$34.65	$26.21	$22.20	$16.61
End of period	$31.76	$36.25	$29.59	$29.02	$28.75	$24.70	$21.04	$34.65	$26.21	$22.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.23	$10.37	$9.51	$9.28	$8.14	$7.01	$10.66	$10.14	N/A	N/A
End of period	$14.63	$14.23	$10.37	$9.51	$9.28	$8.14	$7.01	$10.66	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.25	$17.12	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70	$13.71	$12.53
End of period	$23.75	$22.25	$17.12	$14.94	$15.62	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75	$10.44	$10.24
End of period	$16.06	$14.53	$11.30	$10.02	$10.10	$9.03	$7.34	$12.04	$11.75	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02	$13.08	$12.84
End of period	$20.57	$20.11	$14.87	$13.13	$14.04	$11.37	$9.14	$14.37	$15.02	$13.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	$5.85	N/A	N/A
End of period	$9.77	$8.29	$6.72	$6.19	$6.35	$5.79	$3.62	$6.55	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.70	$9.63	$9.03	$12.00	$10.03	$8.94	$17.42	$14.91	$15.47	N/A
End of period	$13.37	$12.70	$9.63	$9.03	$12.00	$10.03	$8.94	$17.42	$14.91	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	128	128	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.75	$13.58	$11.53	$12.85	$11.40	$8.36	$14.47	$13.93	$12.18	$10.96
End of period	$16.68	$16.75	$13.58	$11.53	$12.85	$11.40	$8.36	$14.47	$13.93	$12.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29	$13.14	$13.14
End of period	$17.22	$16.94	$17.70	$16.76	$16.36	$15.56	$13.79	$14.05	$13.29	$13.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	507	799	920	863

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21	$12.23	$12.31
End of period	$16.86	$17.23	$16.30	$14.28	$13.96	$12.35	$8.64	$12.77	$13.21	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60	$18.65	N/A
End of period	$25.07	$22.80	$16.64	$14.72	$15.90	$13.85	$9.80	$19.00	$20.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00	$10.44	N/A
End of period	$12.52	$12.42	$12.16	$11.44	$11.35	$10.69	$9.63	$11.43	$11.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60	$10.76	N/A
End of period	$13.89	$13.67	$12.67	$11.69	$11.86	$10.90	$9.40	$12.22	$11.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.86	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26	$24.53	$23.66
End of period	$42.34	$39.86	$29.41	$25.32	$26.22	$22.98	$16.38	$29.33	$27.26	$24.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74	$34.24	$30.71
End of period	$66.98	$60.74	$45.53	$41.02	$42.59	$34.08	$23.75	$40.94	$35.74	$34.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.20	$15.43	$13.15	$12.68
End of period	$22.22	$20.08	$14.98	$12.85	$13.42	$11.85	$8.85	$15.20	$15.43	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.54	$27.04	$25.13	$24.90	$22.99	$19.66	$25.37	$24.15	$21.74	$21.13
End of period	$33.86	$31.54	$27.04	$25.13	$24.90	$22.99	$19.66	$25.37	$24.15	$21.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.51	$10.75	$11.00	$11.26	$11.52	$11.77	$11.78	$11.51	$11.27	$11.22
End of period	$10.27	$10.51	$10.75	$11.00	$11.26	$11.52	$11.77	$11.78	$11.51	$11.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	776	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.97	$20.28	$17.84	$18.63	$16.77	$13.84	$21.25	$20.16	$17.06	$16.14
End of period	$28.26	$25.97	$20.28	$17.84	$18.63	$16.77	$13.84	$21.25	$20.16	$17.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.65	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	224	245	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49	$23.94
End of period	$34.62	$32.53	$23.95	$22.16	$22.50	$20.44	$15.51	$26.85	$25.04	$24.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52	$9.77
End of period	$12.25	$12.46	$11.04	$9.99	$10.74	$10.08	$8.42	$12.01	$11.39	$10.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20	$21.28
End of period	$29.50	$29.50	$24.49	$21.42	$22.95	$21.01	$15.55	$27.67	$23.47	$21.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12	$15.95
End of period	$22.61	$21.07	$15.95	$14.36	$14.81	$13.55	$10.36	$17.39	$17.70	$16.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20	$18.16
End of period	$33.69	$33.54	$26.30	$23.65	$24.77	$18.68	$14.11	$23.40	$21.36	$18.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	$10.81	N/A	N/A
End of period	$13.04	$12.93	$11.60	$10.58	$10.56	$9.60	$7.39	$10.76	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	$10.86	N/A
End of period	$17.03	$17.40	$13.25	$11.52	$12.12	$9.78	$7.49	$11.46	$12.50	N/A
Accumulation units outstanding at the end of period	179	196	213	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13	$17.08
End of period	$21.71	$21.07	$21.79	$20.69	$19.93	$18.95	$16.98	$18.33	$17.53	$17.13
Accumulation units outstanding at the end of period	1,132	1,205	1,285	1,372	1,463	1,559	1,672	1,769	1,764	1,768

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.91	$14.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.00	$12.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	449	490	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	$11.22	N/A
End of period	$18.95	$17.14	$13.21	$11.46	$12.54	$10.32	$7.96	$12.74	$12.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	$11.52	N/A
End of period	$15.41	$13.71	$13.65	$10.89	$11.88	$10.38	$8.01	$12.75	$15.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37	$12.36
End of period	$17.09	$17.45	$15.01	$13.27	$14.58	$13.28	$9.92	$17.19	$16.02	$13.37
Accumulation units outstanding at the end of period	1,389	1,480	1,577	1,684	1,795	1,914	2,052	2,171	2,367	2,747

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39	$10.87
End of period	$16.70	$15.77	$11.56	$10.52	$11.53	$10.05	$8.27	$13.58	$12.01	$11.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24	$16.21
End of period	$23.85	$22.34	$17.46	$16.58	$17.99	$14.96	$10.96	$18.37	$19.31	$17.24
Accumulation units outstanding at the end of period	1,564	1,666	1,776	1,897	2,022	2,155	2,311	2,445	2,557	2,805

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28	$11.59
End of period	$22.86	$21.66	$15.87	$13.80	$14.32	$11.61	$8.81	$14.96	$13.75	$12.28
Accumulation units outstanding at the end of period	1,309	1,395	1,487	1,588	1,692	1,804	1,934	2,047	2,210	2,419

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40	$9.84
End of period	$11.81	$13.51	$11.38	$9.94	$11.67	$11.10	$8.73	$16.09	$14.71	$11.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99	$19.26
End of period	$33.88	$31.17	$22.46	$19.77	$21.50	$17.51	$12.54	$23.09	$21.89	$19.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29	$14.29
End of period	$17.52	$17.01	$18.04	$17.81	$16.59	$15.82	$15.61	$14.99	$14.42	$14.29
Accumulation units outstanding at the end of period	2,752	2,931	3,125	3,337	3,557	3,793	4,066	4,302	4,269	4,238

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	$10.82	N/A	N/A
End of period	$11.69	12.63	$13.06	$10.94	$13.61	$11.42	$6.81	$13.94	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.00	$15.70	$13.65	$12.83	$10.69	$7.15	$11.29	$11.90	$10.84	$11.43
End of period	$20.95	$21.00	$15.70	$13.65	$12.83	$10.69	$7.15	$11.29	$11.90	$10.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77	$10.82
End of period	$12.79	$12.39	$13.04	$12.88	$12.30	$11.88	$11.50	$11.35	$10.91	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29	$4.35
End of period	$6.84	$6.63	$5.61	$4.77	$5.04	$4.21	$3.43	$5.81	$5.70	$4.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91	$10.39
End of period	$19.42	$17.93	$13.01	$10.78	$10.35	$8.63	$6.63	$9.88	$10.97	$9.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45	$9.17
End of period	$13.19	$12.29	$9.63	$8.86	$7.69	$6.31	$5.57	$10.56	$10.70	$8.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00	$11.57
End of period	$10.53	$9.53	$7.31	$5.93	$6.97	$6.28	$5.42	$11.24	$13.92	$12.00
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11	$11.25
End of period	$16.80	$15.51	$14.00	$11.66	$13.01	$11.60	$9.06	$18.01	$16.58	$12.11
Accumulation units outstanding at the end of period	1,320	1,382	1,362	1,523	1,564	1,673	1,872	1,965	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82	$10.29
End of period	$22.48	$18.38	$13.35	$11.53	$10.64	$10.48	$8.86	$11.81	$11.23	$10.82
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66	$13.24
End of period	$15.38	$16.76	$14.12	$12.25	$14.28	$13.68	$10.83	$19.41	$18.00	$14.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89
End of period	$16.33	$15.01	$11.66	$10.11	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	3,722	3,846	5,518	5,663	5,814	5,976	6,167	6,328	2,914	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.87	$9.18	$8.22	$9.33	$8.40	$6.24	$11.84	$10.67	N/A	N/A
End of period	$12.41	$11.87	$9.18	$8.22	$9.33	$8.40	$6.24	$11.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71	$10.46	N/A
End of period	$19.88	$17.17	$12.46	$10.65	$10.69	$9.33	$7.12	$12.46	$10.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20	$16.61
End of period	$31.74	$36.23	$29.57	$29.00	$28.74	$24.69	$21.04	$34.64	$26.21	$22.20
Accumulation units outstanding at the end of period	148	158	168	180	192	204	219	232	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,083	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71	$12.53
End of period	$23.73	$22.23	$17.11	$14.93	$15.61	$12.70	$9.41	$15.43	$14.70	$13.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44	$10.24
End of period	$16.05	$14.53	$11.29	$10.01	$10.10	$9.03	$7.34	$12.04	$11.74	$10.44
Accumulation units outstanding at the end of period	1,392	1,524	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08	$12.84
End of period	$20.56	$20.10	$14.86	$13.12	$14.03	$11.37	$9.13	$14.36	$15.01	$13.08
Accumulation units outstanding at the end of period	1,255	1,337	1,425	1,522	1,622	1,729	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47	$5.46
End of period	$9.77	$8.29	$6.72	$6.18	$6.35	$5.79	$3.62	$6.54	$5.85	$5.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.69	$9.63	$9.03	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47	$11.41
End of period	$13.36	$12.69	$9.63	$9.03	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47
Accumulation units outstanding at the end of period	1,513	1,514	2,786	2,786	2,786	2,786	2,788	2,788	2,351	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19	$10.97
End of period	$16.69	$16.76	$13.58	$11.53	$12.86	$11.40	$8.37	$14.48	$13.94	$12.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.65	$14.24	$13.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.77	$12.65	$14.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	435	475	516	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13	$13.13
End of period	$17.20	$16.93	$17.69	$16.75	$16.35	$15.55	$13.78	$14.05	$13.28	$13.13
Accumulation units outstanding at the end of period	4,824	5,147	5,495	5,424	5,782	6,164	6,609	6,992	6,961	6,911

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23	$12.30
End of period	$16.85	$17.22	$16.28	$14.27	$13.95	$12.35	$8.64	$12.76	$13.21	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64	$18.18
End of period	$25.05	$22.78	$16.62	$14.71	$15.89	$13.84	$9.80	$18.99	$20.59	$18.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.25	$11.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.94	$15.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,394	1,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52	$23.65
End of period	$42.30	$39.82	$29.38	$25.30	$26.20	$22.96	$16.37	$29.31	$27.24	$24.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23	$30.70
End of period	$66.91	$60.69	$45.49	$40.99	$42.56	$34.06	$23.73	$40.92	$35.72	$34.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	$10.15	N/A	N/A
End of period	$9.63	$9.81	$10.03	$10.02	$10.12	$10.06	$9.56	$10.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15	$12.68
End of period	$22.21	$20.07	$14.97	$12.84	$13.42	$11.85	$8.84	$15.20	$15.42	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73	$21.12
End of period	$33.83	$31.51	$27.02	$25.11	$24.88	$22.97	$19.64	$25.35	$24.14	$21.73
Accumulation units outstanding at the end of period	2,210	2,353	2,509	2,679	2,856	3,045	3,264	3,454	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26	$11.22
End of period	$10.26	$10.50	$10.74	$10.99	$11.25	$11.51	$11.76	$11.77	$11.50	$11.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03	$16.12
End of period	$28.21	$25.93	$20.25	$17.81	$18.60	$16.74	$13.82	$21.21	$20.13	$17.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.48	$23.91	$22.12	$22.47	$20.41	$15.49	$26.82	$25.01	$24.47	$23.92
End of period	$34.56	$32.48	$23.91	$22.12	$22.47	$20.41	$15.49	$26.82	$25.01	$24.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.45	$11.02	$9.98	$10.72	$10.07	$8.41	$12.00	$11.38	$10.51	$9.77
End of period	$12.23	$12.45	$11.02	$9.98	$10.72	$10.07	$8.41	$12.00	$11.38	$10.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.44	$24.45	$21.38	$22.91	$20.98	$15.53	$27.64	$23.44	$21.17	$21.26
End of period	$29.45	$29.44	$24.45	$21.38	$22.91	$20.98	$15.53	$27.64	$23.44	$21.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.03	$15.92	$14.33	$14.79	$13.53	$10.35	$17.37	$17.68	$16.10	$15.94
End of period	$22.57	$21.03	$15.92	$14.33	$14.79	$13.53	$10.35	$17.37	$17.68	$16.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.48	$26.26	$23.61	$24.73	$18.66	$14.09	$23.37	$21.34	$18.18	$18.15
End of period	$33.63	$33.48	$26.26	$23.61	$24.73	$18.66	$14.09	$23.37	$21.34	$18.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.18	$9.23	$8.14	$8.45	$7.83	$6.16	N/A	N/A	N/A	N/A
End of period	$11.21	$11.18	$9.23	$8.14	$8.45	$7.83	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,093	3,947	4,149	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.92	$11.59	$10.57	$10.55	$9.59	$7.39	$10.76	$10.81	N/A	N/A
End of period	$13.03	$12.92	$11.59	$10.57	$10.55	$9.59	$7.39	$10.76	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.38	$13.24	$11.52	$12.11	$9.77	$7.49	$11.46	$12.49	$10.86	N/A
End of period	$17.01	$17.38	$13.24	$11.52	$12.11	$9.77	$7.49	$11.46	$12.49	N/A
Accumulation units outstanding at the end of period	-	-	-	830	885	935	890	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.03	$21.76	$20.66	$19.90	$18.92	$16.96	$18.30	$17.51	$17.11	$17.07
End of period	$21.66	$21.03	$21.76	$20.66	$19.90	$18.92	$16.96	$18.30	$17.51	$17.11
Accumulation units outstanding at the end of period	-	-	-	886	999	1,042	1,080	1,497	1,532	1,524

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.12	$13.20	$11.45	$12.54	$10.31	$7.96	$12.74	$12.69	$11.22	N/A
End of period	$18.93	$17.12	$13.20	$11.45	$12.54	$10.31	$7.96	$12.74	$12.69	N/A
Accumulation units outstanding at the end of period	-	-	-	777	835	894	787	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.70	$13.64	$10.88	$11.88	$10.37	$8.01	$12.75	$15.36	$11.52	N/A
End of period	$15.40	$13.70	$13.64	$10.88	$11.88	$10.37	$8.01	$12.75	$15.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.41	$14.98	$13.24	$14.55	$13.26	$9.91	$17.16	$16.00	$13.36	$12.35
End of period	$17.06	$17.41	$14.98	$13.24	$14.55	$13.26	$9.91	$17.16	$16.00	$13.36
Accumulation units outstanding at the end of period	-	-	-	561	748	791	561	237	260	328

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.75	$11.55	$10.51	$11.52	$10.04	$8.27	$13.57	$12.00	$11.39	$10.87
End of period	$16.67	$15.75	$11.55	$10.51	$11.52	$10.04	$8.27	$13.57	$12.00	$11.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.30	$17.44	$16.56	$17.97	$14.94	$10.95	$18.35	$19.29	$17.23	$16.20
End of period	$23.81	$22.30	$17.44	$16.56	$17.97	$14.94	$10.95	$18.35	$19.29	$17.23
Accumulation units outstanding at the end of period	-	-	-	184	371	450	215	192	219	252

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.64	$15.85	$13.79	$14.30	$11.60	$8.80	$14.95	$13.74	$12.28	$11.59
End of period	$22.83	$21.64	$15.85	$13.79	$14.30	$11.60	$8.80	$14.95	$13.74	$12.28
Accumulation units outstanding at the end of period	-	-	-	165	333	389	207	201	213	267

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.49	$11.37	$9.93	$11.66	$11.09	$8.72	$16.08	$14.70	$11.39	$9.83
End of period	$11.79	$13.49	$11.37	$9.93	$11.66	$11.09	$8.72	$16.08	$14.70	$11.39
Accumulation units outstanding at the end of period	-	-	-	832	884	803	701	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.12	$22.42	$19.74	$21.46	$17.49	$12.52	$23.06	$21.86	$19.97	$19.25
End of period	$33.81	$31.12	$22.42	$19.74	$21.46	$17.49	$12.52	$23.06	$21.86	$19.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.98	$18.01	$17.78	$16.57	$15.80	$15.59	$14.97	$14.41	$14.28	$14.28
End of period	$17.49	$16.98	$18.01	$17.78	$16.57	$15.80	$15.59	$14.97	$14.41	$14.28
Accumulation units outstanding at the end of period	-	-	-	956	1,170	1,143	1,167	1,274	1,320	1,281

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.62	$13.05	$10.93	$13.60	$11.42	$6.80	$13.94	$10.82	N/A	N/A
End of period	$11.68	12.62	$13.05	$10.93	$13.60	$11.42	$6.80	$13.94	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.97	$15.68	$13.63	$12.82	$10.68	$7.14	$11.29	$11.89	$10.84	$11.43
End of period	$20.92	$20.97	$15.68	$13.63	$12.82	$10.68	$7.14	$11.29	$11.89	$10.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.38	$13.02	$12.86	$12.29	$11.88	$11.49	$11.34	$10.91	$10.77	$10.82
End of period	$12.78	$12.38	$13.02	$12.86	$12.29	$11.88	$11.49	$11.34	$10.91	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	257	257	257	258	266	267

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.62	$5.60	$4.76	$5.03	$4.20	$3.43	$5.81	$5.70	$4.28	$4.34
End of period	$6.83	$6.62	$5.60	$4.76	$5.03	$4.20	$3.43	$5.81	$5.70	$4.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.93	$13.01	$10.78	$10.36	$8.63	$6.64	$9.88	$10.98	$9.90	$10.39
End of period	$19.43	$17.93	$13.01	$10.78	$10.36	$8.63	$6.64	$9.88	$10.98	$9.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.27	$9.62	$8.85	$7.68	$6.30	$5.57	$10.56	$10.69	$8.45	$9.16
End of period	$13.17	$12.27	$9.62	$8.85	$7.68	$6.30	$5.57	$10.56	$10.69	$8.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	561	571	611

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.52	$7.30	$5.93	$6.96	$6.28	$5.42	$11.23	$13.91	$11.99	$11.56
End of period	$10.51	$9.52	$7.30	$5.93	$6.96	$6.28	$5.42	$11.23	$13.91	$11.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.49	$13.99	$11.65	$12.99	$11.59	$9.05	$17.99	$16.57	$12.10	$11.24
End of period	$16.78	$15.49	$13.99	$11.65	$12.99	$11.59	$9.05	$17.99	$16.57	$12.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.36	$13.33	$11.51	$10.62	$10.47	$8.85	$11.80	$11.23	$10.81	$10.28
End of period	$22.45	$18.36	$13.33	$11.51	$10.62	$10.47	$8.85	$11.80	$11.23	$10.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.74	$14.11	$12.23	$14.27	$13.67	$10.82	$19.40	$17.99	$14.66	$13.24
End of period	$15.36	$16.74	$14.11	$12.23	$14.27	$13.67	$10.82	$19.40	$17.99	$14.66
Accumulation units outstanding at the end of period	-	-	-	77	312	317	324	330	343	348

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.00	$11.65	$10.10	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77	$10.89
End of period	$16.31	$15.00	$11.65	$10.10	$10.56	$9.23	$7.61	$13.55	$13.67	$11.77
Accumulation units outstanding at the end of period	-	-	-	5,023	5,495	6,099	5,695	5,846	4,173	4,362

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.86	$9.18	$8.22	$9.33	$8.40	$6.24	$11.84	$10.67	N/A	N/A
End of period	$12.40	$11.86	$9.18	$8.22	$9.33	$8.40	$6.24	$11.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.16	$12.45	$10.64	$10.68	$9.33	$7.12	$12.45	$10.70	$10.46	$10.81
End of period	$19.86	$17.16	$12.45	$10.64	$10.68	$9.33	$7.12	$12.45	$10.70	$10.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.17	$29.53	$28.97	$28.70	$24.66	$21.02	$34.61	$26.19	$22.18	$16.60
End of period	$31.69	$36.17	$29.53	$28.97	$28.70	$24.66	$21.02	$34.61	$26.19	$22.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	209	223	246

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.22	$10.36	$9.50	$9.27	$8.14	$7.01	$10.66	$10.14	N/A	N/A
End of period	$14.61	$14.22	$10.36	$9.50	$9.27	$8.14	$7.01	$10.66	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.21	$17.09	$14.92	$15.60	$12.69	$9.41	$15.42	$14.69	$13.70	$12.52
End of period	$23.71	$22.21	$17.09	$14.92	$15.60	$12.69	$9.41	$15.42	$14.69	$13.70
Accumulation units outstanding at the end of period	-	-	-	1,466	2,090	2,223	2,102	807	839	856

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.51	$11.28	$10.01	$10.09	$9.02	$7.33	$12.03	$11.74	$10.44	$10.23
End of period	$16.03	$14.51	$11.28	$10.01	$10.09	$9.02	$7.33	$12.03	$11.74	$10.44
Accumulation units outstanding at the end of period	-	-	-	698	1,905	1,953	2,011	2,063	2,146	2,195

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.08	$14.84	$13.11	$14.02	$11.36	$9.13	$14.35	$15.01	$13.07	$12.83
End of period	$20.53	$20.08	$14.84	$13.11	$14.02	$11.36	$9.13	$14.35	$15.01	$13.07
Accumulation units outstanding at the end of period	-	-	-	296	941	1,025	628	637	661	670

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.28	$6.71	$6.18	$6.34	$5.79	$3.62	$6.54	$5.84	$5.47	$5.46
End of period	$9.75	$8.28	$6.71	$6.18	$6.34	$5.79	$3.62	$6.54	$5.84	$5.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.68	$9.62	$9.02	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47	$11.41
End of period	$13.35	$12.68	$9.62	$9.02	$11.99	$10.02	$8.94	$17.41	$14.91	$15.47
Accumulation units outstanding at the end of period	-	-	-	1,212	1,389	1,274	883	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.74	$13.57	$11.52	$12.84	$11.39	$8.36	$14.47	$13.93	$12.19	$10.97
End of period	$16.67	$16.74	$13.57	$11.52	$12.84	$11.39	$8.36	$14.47	$13.93	$12.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.90	$17.66	$16.73	$16.33	$15.53	$13.77	$14.03	$13.27	$13.12	$13.13
End of period	$17.17	$16.90	$17.66	$16.73	$16.33	$15.53	$13.77	$14.03	$13.27	$13.12
Accumulation units outstanding at the end of period	-	-	-	3,073	3,160	3,201	3,688	3,100	3,129	2,996

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.19	$16.26	$14.25	$13.93	$12.33	$8.63	$12.75	$13.19	$12.22	$12.29
End of period	$16.82	$17.19	$16.26	$14.25	$13.93	$12.33	$8.63	$12.75	$13.19	$12.22
Accumulation units outstanding at the end of period	-	-	-	213	227	241	258	274	287	301

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.74	$16.60	$14.68	$15.86	$13.82	$9.78	$18.96	$20.57	$18.62	$18.16
End of period	$25.00	$22.74	$16.60	$14.68	$15.86	$13.82	$9.78	$18.96	$20.57	$18.62
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.41	$12.15	$11.43	$11.34	$10.68	$9.62	$11.42	$11.00	$10.43	N/A
End of period	$12.50	$12.41	$12.15	$11.43	$11.34	$10.68	$9.62	$11.42	$11.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.74	$29.33	$25.26	$26.16	$22.93	$16.35	$29.28	$27.21	$24.49	$23.62
End of period	$42.22	$39.74	$29.33	$25.26	$26.16	$22.93	$16.35	$29.28	$27.21	$24.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.57	$45.41	$40.92	$42.49	$34.01	$23.70	$40.87	$35.68	$34.19	$30.67
End of period	$66.78	$60.57	$45.41	$40.92	$42.49	$34.01	$23.70	$40.87	$35.68	$34.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.80	$10.02	$10.01	$10.11	$10.05	$9.55	$10.40	$10.15	N/A	N/A
End of period	$9.62	$9.80	$10.02	$10.01	$10.11	$10.05	$9.55	$10.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.04	$14.95	$12.83	$13.40	$11.83	$8.83	$15.19	$15.41	$13.14	$12.67
End of period	$22.18	$20.04	$14.95	$12.83	$13.40	$11.83	$8.83	$15.19	$15.41	$13.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.45	$26.97	$25.07	$24.84	$22.94	$19.61	$25.32	$24.11	$21.71	$21.09
End of period	$33.76	$31.45	$26.97	$25.07	$24.84	$22.94	$19.61	$25.32	$24.11	$21.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.48	$10.72	$10.97	$11.23	$11.49	$11.74	$11.76	$11.49	$11.25	$11.21
End of period	$10.24	$10.48	$10.72	$10.97	$11.23	$11.49	$11.74	$11.76	$11.49	$11.25
Accumulation units outstanding at the end of period	-	-	-	933	2,106	2,023	816	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.90	$20.22	$17.79	$18.59	$16.73	$13.81	$21.20	$20.12	$17.03	$16.11
End of period	$28.17	$25.90	$20.22	$17.79	$18.59	$16.73	$13.81	$21.20	$20.12	$17.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.62	$10.73	$9.36	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$11.62	$10.73	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	417	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.36	$9.68	$9.84	$10.87	$9.48	$6.47	$13.59	N/A	N/A	N/A
End of period	$8.68	$10.36	$9.68	$9.84	$10.87	$9.48	$6.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,316	5,316	5,316	5,316	2,725	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$32.18	$23.70	$21.94	$22.30	$20.26	$15.39	$26.65	$24.87	$24.34	$23.81
End of period	$34.22	$32.18	$23.70	$21.94	$22.30	$20.26	$15.39	$26.65	$24.87	$24.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.36	$10.96	$9.92	$10.67	$10.02	$8.38	$11.96	$11.34	$10.48	$9.75
End of period	$12.14	$12.36	$10.96	$9.92	$10.67	$10.02	$8.38	$11.96	$11.34	$10.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,106	2,109	2,112	2,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$29.17	$24.24	$21.21	$22.74	$20.83	$15.43	$27.46	$23.31	$21.06	$21.16
End of period	$29.16	$29.17	$24.24	$21.21	$22.74	$20.83	$15.43	$27.46	$23.31	$21.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.85	$15.80	$14.23	$14.69	$13.44	$10.29	$17.28	$17.59	$16.03	$15.87
End of period	$22.37	$20.85	$15.80	$14.23	$14.69	$13.44	$10.29	$17.28	$17.59	$16.03
Accumulation units outstanding at the end of period	-	-	-	384	408	433	461	487	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$33.19	$26.05	$23.43	$24.56	$18.54	$14.01	$23.24	$21.23	$18.10	$18.07
End of period	$33.33	$33.19	$26.05	$23.43	$24.56	$18.54	$14.01	$23.24	$21.23	$18.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.79	$7.12	$5.90	$8.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.39	$6.79	$7.12	$5.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	226	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.14	$9.20	$8.12	$8.43	$7.82	$6.15	$9.86	N/A	N/A	N/A
End of period	$11.17	$11.14	$9.20	$8.12	$8.43	$7.82	$6.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	12,830	12,177	12,433	12,738	21,815	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.61	$8.34	$6.99	$7.62	$7.29	$5.71	N/A	N/A	N/A	N/A
End of period	$10.12	$10.61	$8.34	$6.99	$7.62	$7.29	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,495	1,503	1,514	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.87	$11.55	$10.54	$10.53	$9.58	$7.38	$10.75	$10.81	N/A	N/A
End of period	$12.97	$12.87	$11.55	$10.54	$10.53	$9.58	$7.38	$10.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,576	1,713	350	384	389	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.80	$8.62	$7.77	$8.01	$7.35	$5.94	$9.80	N/A	N/A	N/A
End of period	$11.32	$10.80	$8.62	$7.77	$8.01	$7.35	$5.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	936	993	1,053	1,122	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.31	$13.18	$11.48	$12.08	$9.75	$7.47	$11.44	$12.48	$10.86	N/A
End of period	$16.93	$17.31	$13.18	$11.48	$12.08	$9.75	$7.47	$11.44	$12.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	341	370	403	433	459	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.84	$21.56	$20.49	$19.74	$18.78	$16.85	$18.19	$17.41	$17.02	$16.98
End of period	$21.45	$20.84	$21.56	$20.49	$19.74	$18.78	$16.85	$18.19	$17.41	$17.02
Accumulation units outstanding at the end of period	-	-	2,671	3,175	4,642	4,209	4,442	8,800	8,417	1,934

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.87	$14.30	$12.20	$13.10	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.95	12.87	$14.30	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	217	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.05	$13.15	$11.41	$12.50	$10.29	$7.94	$12.72	$12.67	$11.21	N/A
End of period	$18.84	$17.05	$13.15	$11.41	$12.50	$10.29	$7.94	$12.72	$12.67	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.64	$13.59	$10.84	$11.84	$10.35	$8.00	$12.73	$15.34	$11.52	N/A
End of period	$15.32	$13.64	$13.59	$10.84	$11.84	$10.35	$8.00	$12.73	$15.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	617	669	728	781	829	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.25	$14.85	$13.13	$14.44	$13.16	$9.84	$17.06	$15.91	$13.29	$12.29
End of period	$16.89	$17.25	$14.85	$13.13	$14.44	$13.16	$9.84	$17.06	$15.91	$13.29
Accumulation units outstanding at the end of period	-	-	2,239	3,772	3,995	4,064	3,526	3,108	2,629	1,810

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.66	$11.48	$10.45	$11.47	$10.00	$8.24	$13.53	$11.97	$11.36	$10.85
End of period	$16.56	$15.66	$11.48	$10.45	$11.47	$10.00	$8.24	$13.53	$11.97	$11.36
Accumulation units outstanding at the end of period	-	-	-	-	918	995	1,084	1,163	1,552	346

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.13	$17.31	$16.45	$17.85	$14.85	$10.89	$18.26	$19.20	$17.16	$16.15
End of period	$23.61	$22.13	$17.31	$16.45	$17.85	$14.85	$10.89	$18.26	$19.20	$17.16
Accumulation units outstanding at the end of period	-	-	1,949	3,800	3,840	3,902	3,782	3,405	2,871	1,941

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.51	$15.76	$13.72	$14.24	$11.55	$8.77	$14.90	$13.70	$12.25	$11.57
End of period	$22.68	$21.51	$15.76	$13.72	$14.24	$11.55	$8.77	$14.90	$13.70	$12.25
Accumulation units outstanding at the end of period	-	-	-	1,246	1,274	1,316	1,382	1,729	1,934	1,423

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.39	$11.28	$9.86	$11.59	$11.03	$8.67	$16.00	$14.63	$11.35	$9.80
End of period	$11.70	$13.39	$11.28	$9.86	$11.59	$11.03	$8.67	$16.00	$14.63	$11.35
Accumulation units outstanding at the end of period	-	-	-	442	687	734	787	836	292	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.83	$22.22	$19.58	$21.30	$17.36	$12.43	$22.92	$21.74	$19.86	$19.15
End of period	$33.48	$30.83	$22.22	$19.58	$21.30	$17.36	$12.43	$22.92	$21.74	$19.86
Accumulation units outstanding at the end of period	-	-	2,623	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.82	$17.85	$17.64	$16.44	$15.68	$15.48	$14.88	$14.32	$14.20	$14.21
End of period	$17.32	$16.82	$17.85	$17.64	$16.44	$15.68	$15.48	$14.88	$14.32	$14.20
Accumulation units outstanding at the end of period	-	-	4,820	3,825	4,892	4,624	6,927	8,649	9,471	3,506

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.57	$13.01	$10.90	$13.57	$11.40	$6.79	$13.93	$10.82	N/A	N/A
End of period	$11.63	12.57	$13.01	$10.90	$13.57	$11.40	$6.79	$13.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,827	2,827	2,827	2,827	1,176	585	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.82	$15.57	$13.55	$12.74	$10.62	$7.11	$11.24	$11.84	$10.80	$11.39
End of period	$20.76	$20.82	$15.57	$13.55	$12.74	$10.62	$7.11	$11.24	$11.84	$10.80
Accumulation units outstanding at the end of period	-	-	-	-	-	1,798	1,798	1,798	1,798	1,798

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.30	$12.95	$12.80	$12.23	$11.83	$11.45	$11.31	$10.88	$10.75	$10.80
End of period	$12.69	$12.30	$12.95	$12.80	$12.23	$11.83	$11.45	$11.31	$10.88	$10.75
Accumulation units outstanding at the end of period	-	-	1,922	1,922	1,922	1,922	2,291	1,148	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.57	$5.56	$4.73	$5.01	$4.18	$3.41	$5.78	$5.68	$4.27	$4.33
End of period	$6.78	$6.57	$5.56	$4.73	$5.01	$4.18	$3.41	$5.78	$5.68	$4.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.80	$12.92	$10.71	$10.30	$8.59	$6.60	$9.84	$10.94	$9.87	$10.36
End of period	$19.27	$17.80	$12.92	$10.71	$10.30	$8.59	$6.60	$9.84	$10.94	$9.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.18	$9.56	$8.80	$7.63	$6.27	$5.54	$10.51	$10.65	$8.42	$9.14
End of period	$13.06	$12.18	$9.56	$8.80	$7.63	$6.27	$5.54	$10.51	$10.65	$8.42
Accumulation units outstanding at the end of period	-	-	-	85	109	2,428	3,562	9,684	3,586	3,428

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.45	$7.25	$5.89	$6.92	$6.25	$5.39	$11.18	$13.86	$11.95	$11.53
End of period	$10.43	$9.45	$7.25	$5.89	$6.92	$6.25	$5.39	$11.18	$13.86	$11.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.37	$13.89	$11.57	$12.92	$11.53	$9.01	$17.92	$16.51	$12.06	$11.21
End of period	$16.64	$15.37	$13.89	$11.57	$12.92	$11.53	$9.01	$17.92	$16.51	$12.06
Accumulation units outstanding at the end of period	-	-	2,580	2,982	3,011	4,932	3,318	6,773	2,461	1,874

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.23	$13.24	$11.44	$10.56	$10.41	$8.81	$11.75	$11.18	$10.78	$10.25
End of period	$22.27	$18.23	$13.24	$11.44	$10.56	$10.41	$8.81	$11.75	$11.18	$10.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.64	$14.03	$12.17	$14.20	$13.62	$10.78	$19.34	$17.94	$14.63	$13.22
End of period	$15.26	$16.64	$14.03	$12.17	$14.20	$13.62	$10.78	$19.34	$17.94	$14.63
Accumulation units outstanding at the end of period	-	-	-	60	67	75	82	83	84	188

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.93	$11.61	$10.07	$10.53	$9.20	$7.59	$13.52	$13.65	$11.76	$10.88
End of period	$16.23	$14.93	$11.61	$10.07	$10.53	$9.20	$7.59	$13.52	$13.65	$11.76
Accumulation units outstanding at the end of period	-	-	660	710	2,386	2,707	3,354	12,325	18,059	2,576

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.82	$9.15	$8.19	$9.30	$8.38	$6.23	$11.83	$10.67	N/A	N/A
End of period	$12.35	$11.82	$9.15	$8.19	$9.30	$8.38	$6.23	$11.83	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,794	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.08	$12.39	$10.61	$10.65	$9.30	$7.10	$12.43	$10.69	$10.45	$10.81
End of period	$19.76	$17.08	$12.39	$10.61	$10.65	$9.30	$7.10	$12.43	$10.69	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.91	$29.34	$28.79	$28.54	$24.53	$20.92	$34.47	$26.09	$22.11	$16.55
End of period	$31.44	$35.91	$29.34	$28.79	$28.54	$24.53	$20.92	$34.47	$26.09	$22.11
Accumulation units outstanding at the end of period	-	-	1,091	1,130	1,135	1,239	1,876	1,137	200	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.16	$10.32	$9.48	$9.25	$8.12	$7.00	$10.65	$10.14	N/A	N/A
End of period	$14.55	$14.16	$10.32	$9.48	$9.25	$8.12	$7.00	$10.65	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.07	$16.99	$14.84	$15.53	$12.63	$9.37	$15.37	$14.65	$13.68	$12.50
End of period	$23.55	$22.07	$16.99	$14.84	$15.53	$12.63	$9.37	$15.37	$14.65	$13.68
Accumulation units outstanding at the end of period	-	-	2,248	2,248	2,248	2,248	1,030	490	-	199

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.42	$11.22	$9.96	$10.04	$8.99	$7.30	$11.99	$11.71	$10.42	$10.22
End of period	$15.93	$14.42	$11.22	$9.96	$10.04	$8.99	$7.30	$11.99	$11.71	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	450	488	-	-	-	513

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.96	$14.76	$13.04	$13.96	$11.31	$9.09	$14.31	$14.97	$13.04	$12.81
End of period	$20.40	$19.96	$14.76	$13.04	$13.96	$11.31	$9.09	$14.31	$14.97	$13.04
Accumulation units outstanding at the end of period	-	-	2,489	3,570	3,594	3,630	1,486	689	-	137

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.22	$6.67	$6.14	$6.30	$5.76	$3.60	$6.51	$5.82	$5.45	$5.45
End of period	$9.68	$8.22	$6.67	$6.14	$6.30	$5.76	$3.60	$6.51	$5.82	$5.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	163

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.62	$9.58	$8.99	$11.95	$9.99	$8.92	$17.38	$14.89	$15.46	$11.40
End of period	$13.28	$12.62	$9.58	$8.99	$11.95	$9.99	$8.92	$17.38	$14.89	$15.46
Accumulation units outstanding at the end of period	-	-	795	747	661	1,205	1,233	1,173	1,196	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.63	$13.49	$11.46	$12.78	$11.34	$8.33	$14.42	$13.89	$12.16	$10.94
End of period	$16.55	$16.63	$13.49	$11.46	$12.78	$11.34	$8.33	$14.42	$13.89	$12.16
Accumulation units outstanding at the end of period	-	-	2,622	2,622	2,937	2,963	1,495	924	423	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.77	$17.53	$16.61	$16.22	$15.44	$13.69	$13.96	$13.21	$13.07	$13.08
End of period	$17.03	$16.77	$17.53	$16.61	$16.22	$15.44	$13.69	$13.96	$13.21	$13.07
Accumulation units outstanding at the end of period	-	1,443	6,377	6,882	9,611	9,081	13,806	16,369	24,087	7,091

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.06	$16.14	$14.15	$13.85	$12.26	$8.58	$12.69	$13.14	$12.17	$12.25
End of period	$16.68	$17.06	$16.14	$14.15	$13.85	$12.26	$8.58	$12.69	$13.14	$12.17
Accumulation units outstanding at the end of period	-	-	2,285	2,285	3,713	2,880	2,729	1,724	779	55

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.53	$16.45	$14.56	$15.74	$13.72	$9.72	$18.84	$20.45	$18.52	$18.07
End of period	$24.75	$22.53	$16.45	$14.56	$15.74	$13.72	$9.72	$18.84	$20.45	$18.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	30	27	227	245

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.35	$12.10	$11.39	$11.31	$10.65	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	$12.35	$12.10	$11.39	$11.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	713	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.38	$29.07	$25.05	$25.95	$22.76	$16.24	$29.09	$27.05	$24.36	$23.51
End of period	$41.81	$39.38	$29.07	$25.05	$25.95	$22.76	$16.24	$29.09	$27.05	$24.36
Accumulation units outstanding at the end of period	-	-	4,258	4,992	5,388	5,447	1,755	2,052	506	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$60.01	$45.01	$40.58	$42.16	$33.76	$23.54	$40.61	$35.48	$34.01	$30.52
End of period	$66.13	$60.01	$45.01	$40.58	$42.16	$33.76	$23.54	$40.61	$35.48	$34.01
Accumulation units outstanding at the end of period	-	-	848	848	963	972	932	524	1,142	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.77	$9.99	$9.98	$10.08	$10.03	$9.54	$10.39	$10.15	N/A	N/A
End of period	$9.58	$9.77	$9.99	$9.98	$10.08	$10.03	$9.54	$10.39	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,276	2,276	2,276	2,276	4,988	2,455	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.90	$14.86	$12.75	$13.33	$11.78	$8.80	$15.13	$15.36	$13.10	$12.64
End of period	$22.01	$19.90	$14.86	$12.75	$13.33	$11.78	$8.80	$15.13	$15.36	$13.10
Accumulation units outstanding at the end of period	-	-	8,416	9,710	10,538	10,656	3,012	1,970	1,060	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$31.16	$26.74	$24.87	$24.65	$22.78	$19.48	$25.17	$23.97	$21.60	$21.00
End of period	$33.44	$31.16	$26.74	$24.87	$24.65	$22.78	$19.48	$25.17	$23.97	$21.60
Accumulation units outstanding at the end of period	-	-	-	15	17	18	20	1,014	35	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.38	$10.63	$10.88	$11.14	$11.41	$11.66	$11.68	$11.42	$11.19	$11.15
End of period	$10.14	$10.38	$10.63	$10.88	$11.14	$11.41	$11.66	$11.68	$11.42	$11.19
Accumulation units outstanding at the end of period	-	-	15,390	15,713	17,361	17,858	28,149	30,860	17,348	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.75	$20.12	$17.71	$18.51	$16.67	$13.77	$21.15	$20.08	$17.00	$16.09
End of period	$28.00	$25.75	$20.12	$17.71	$18.51	$16.67	$13.77	$21.15	$20.08	$17.00
Accumulation units outstanding at the end of period	-	-	-	-	523	568	618	663	919	232

Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75	$24.23	N/A
End of period	$33.95	$31.93	$23.53	$21.79	$22.16	$20.14	$15.30	$26.51	$24.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.29	$10.90	$9.88	$10.62	$9.98	$8.35	$11.92	$11.31	$10.46	N/A
End of period	$12.07	$12.29	$10.90	$9.88	$10.62	$9.98	$8.35	$11.92	$11.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.95	$24.06	$21.07	$22.59	$20.71	$15.34	$27.32	$23.20	$20.97	$21.08
End of period	$28.93	$28.95	$24.06	$21.07	$22.59	$20.71	$15.34	$27.32	$23.20	$20.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.71	$15.69	$14.14	$14.60	$13.37	$10.24	$17.20	$17.51	$15.97	$15.82
End of period	$22.20	$20.71	$15.69	$14.14	$14.60	$13.37	$10.24	$17.20	$17.51	$15.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.97	$25.88	$23.29	$24.42	$18.44	$13.94	$23.13	$21.14	$18.03	$18.02
End of period	$33.08	$32.97	$25.88	$23.29	$24.42	$18.44	$13.94	$23.13	$21.14	$18.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.83	$11.52	$10.52	$10.51	$9.56	$7.37	$10.74	$10.81	N/A	N/A
End of period	$12.93	$12.83	$11.52	$10.52	$10.51	$9.56	$7.37	$10.74	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.25	$13.14	$11.45	$12.05	$9.73	$7.46	$11.43	$12.48	$10.86	N/A
End of period	$16.86	$17.25	$13.14	$11.45	$12.05	$9.73	$7.46	$11.43	$12.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95	$16.92
End of period	$21.28	$20.68	$21.41	$20.35	$19.62	$18.67	$16.75	$18.10	$17.32	$16.95
Accumulation units outstanding at the end of period	1,833	1,908	1,992	1,644	1,644	1,644	1,872	1,872	1,952	308

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.99	$13.11	$11.38	$12.47	$10.27	$7.93	$12.71	$12.67	$11.21	N/A
End of period	$18.77	$16.99	$13.11	$11.38	$12.47	$10.27	$7.93	$12.71	$12.67	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.59	$13.55	$10.81	$11.82	$10.33	$7.98	$12.72	$15.33	$11.52	N/A
End of period	$15.26	$13.59	$13.55	$10.81	$11.82	$10.33	$7.98	$12.72	$15.33	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.12	$14.74	$13.04	$14.35	$13.09	$9.78	$16.97	$15.84	$13.23	$12.24
End of period	$16.76	$17.12	$14.74	$13.04	$14.35	$13.09	$9.78	$16.97	$15.84	$13.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	429	429	579	579

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.58	$11.43	$10.41	$11.43	$9.97	$8.21	$13.50	$11.95	$11.34	N/A
End of period	$16.48	$15.58	$11.43	$10.41	$11.43	$9.97	$8.21	$13.50	$11.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.99	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.14	$17.11	$16.10
End of period	$23.45	$21.99	$17.20	$16.36	$17.76	$14.78	$10.84	$18.19	$19.14	$17.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	437	437	590	590

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.40	$15.69	$13.66	$14.18	$11.51	$8.75	$14.87	$13.67	$12.23	$11.56
End of period	$22.56	$21.40	$15.69	$13.66	$14.18	$11.51	$8.75	$14.87	$13.67	$12.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	381	381	515	515

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.30	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	$14.58	$11.31	$9.77
End of period	$11.61	$13.30	$11.21	$9.80	$11.52	$10.97	$8.63	$15.93	$14.58	$11.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63	$19.77	N/A
End of period	$33.21	$30.60	$22.07	$19.44	$21.16	$17.26	$12.37	$22.80	$21.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14	$14.15
End of period	$17.18	$16.70	$17.72	$17.52	$16.34	$15.59	$15.40	$14.80	$14.26	$14.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	531	531	716	716

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.53	$12.98	$10.88	$13.54	$11.38	$6.79	$13.92	$10.82	N/A	N/A
End of period	$11.59	12.53	$12.98	$10.88	$13.54	$11.38	$6.79	$13.92	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.70	$15.49	$13.48	$12.68	$10.57	$7.08	$11.20	$11.81	$10.77	$11.37
End of period	$20.63	$20.70	$15.49	$13.48	$12.68	$10.57	$7.08	$11.20	$11.81	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.25	$12.89	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73	$10.79
End of period	$12.63	$12.25	$12.89	$12.75	$12.19	$11.79	$11.42	$11.28	$10.86	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.53	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66	$4.26	N/A
End of period	$6.73	$6.53	$5.53	$4.71	$4.98	$4.16	$3.40	$5.76	$5.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.70	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90	$9.84	N/A
End of period	$19.14	$17.70	$12.85	$10.66	$10.25	$8.55	$6.58	$9.81	$10.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.11	$9.51	$8.75	$7.60	$6.24	$5.52	$10.47	$10.62	$8.40	$9.12
End of period	$12.98	$12.11	$9.51	$8.75	$7.60	$6.24	$5.52	$10.47	$10.62	$8.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92	$11.51
End of period	$10.36	$9.39	$7.21	$5.86	$6.89	$6.22	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.28	$13.82	$11.52	$12.86	$11.48	$8.97	$17.85	$16.46	$12.03	$11.18
End of period	$16.54	$15.28	$13.82	$11.52	$12.86	$11.48	$8.97	$17.85	$16.46	$12.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.11	$13.17	$11.38	$10.51	$10.36	$8.78	$11.71	$11.15	$10.74	N/A
End of period	$22.13	$18.11	$13.17	$11.38	$10.51	$10.36	$8.78	$11.71	$11.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61	$13.20
End of period	$15.18	$16.56	$13.97	$12.12	$14.15	$13.57	$10.75	$19.30	$17.91	$14.61
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76	$10.88
End of period	$16.16	$14.87	$11.57	$10.04	$10.50	$9.18	$7.58	$13.51	$13.64	$11.76
Accumulation units outstanding at the end of period	2,685	2,795	2,919	2,191	2,191	2,191	2,191	2,191	2,191	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.78	$9.12	$8.17	$9.29	$8.37	$6.22	$11.82	$10.66	N/A	N/A
End of period	$12.30	$11.78	$9.12	$8.17	$9.29	$8.37	$6.22	$11.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.02	$12.35	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45	$10.81
End of period	$19.68	$17.02	$12.35	$10.58	$10.62	$9.28	$7.09	$12.42	$10.68	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.69	$29.16	$28.63	$28.39	$24.42	$20.83	$34.33	$26.00	$22.04	$16.51
End of period	$31.23	$35.69	$29.16	$28.63	$28.39	$24.42	$20.83	$34.33	$26.00	$22.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.97	$16.92	$14.78	$15.47	$12.59	$9.34	$15.34	$14.62	$13.65	$12.49
End of period	$23.42	$21.97	$16.92	$14.78	$15.47	$12.59	$9.34	$15.34	$14.62	$13.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.35	$11.17	$9.91	$10.01	$8.96	$7.28	$11.96	$11.68	$10.40	$10.20
End of period	$15.84	$14.35	$11.17	$9.91	$10.01	$8.96	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02	$12.80
End of period	$20.30	$19.86	$14.70	$12.99	$13.91	$11.28	$9.07	$14.28	$14.94	$13.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.17	$6.63	$6.11	$6.28	$5.73	$3.59	$6.49	$5.80	$5.44	$5.44
End of period	$9.62	$8.17	$6.63	$6.11	$6.28	$5.73	$3.59	$6.49	$5.80	$5.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.57	$9.55	$8.96	$11.92	$9.97	$8.91	$17.36	$14.88	$15.45	$11.40
End of period	$13.22	$12.57	$9.55	$8.96	$11.92	$9.97	$8.91	$17.36	$14.88	$15.45
Accumulation units outstanding at the end of period	2,590	2,696	2,815	1,933	1,933	1,933	1,933	1,933	1,933	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14	$10.93
End of period	$16.46	$16.55	$13.43	$11.41	$12.73	$11.30	$8.30	$14.38	$13.86	$12.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03	$13.04
End of period	$16.91	$16.66	$17.43	$16.52	$16.14	$15.37	$13.63	$13.91	$13.16	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	865	865	1,167	1,167

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.94	$16.03	$14.07	$13.77	$12.19	$8.54	$12.63	$13.08	$12.12	$12.21
End of period	$16.56	$16.94	$16.03	$14.07	$13.77	$12.19	$8.54	$12.63	$13.08	$12.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.36	$16.33	$14.47	$15.64	$13.64	$9.66	$18.75	$20.35	$18.44	N/A
End of period	$24.56	$22.36	$16.33	$14.47	$15.64	$13.64	$9.66	$18.75	$20.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.15	$11.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.82	$15.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,102	2,188	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.08	$28.87	$24.89	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26	$23.42
End of period	$41.48	$39.08	$28.87	$24.89	$25.79	$22.63	$16.15	$28.94	$26.93	$24.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.57	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87	$30.40
End of period	$65.61	$59.57	$44.70	$40.31	$41.90	$33.56	$23.41	$40.40	$35.31	$33.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32	$13.08	$12.62
End of period	$21.88	$19.79	$14.78	$12.69	$13.27	$11.73	$8.77	$15.08	$15.32	$13.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.93	$26.55	$24.70	$24.50	$22.64	$19.38	$25.03	$23.86	$21.50	$20.91
End of period	$33.17	$30.93	$26.55	$24.70	$24.50	$22.64	$19.38	$25.03	$23.86	$21.50
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.62	$11.37	$11.14	$11.11
End of period	$10.06	$10.30	$10.55	$10.81	$11.07	$11.34	$11.60	$11.62	$11.37	$11.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	4,233	4,233	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98	$16.08
End of period	$27.87	$25.64	$20.04	$17.64	$18.45	$16.62	$13.73	$21.10	$20.04	$16.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.88	$23.49	$21.76	$22.12	$20.11	$15.28	$26.48	$24.72	$24.21	$23.69
End of period	$33.88	$31.88	$23.49	$21.76	$22.12	$20.11	$15.28	$26.48	$24.72	$24.21
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.28	$10.89	$9.87	$10.61	$9.97	$8.34	$11.91	$11.30	$10.45	$9.72
End of period	$12.05	$12.28	$10.89	$9.87	$10.61	$9.97	$8.34	$11.91	$11.30	$10.45
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	175	175	197

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.90	$24.02	$21.03	$22.56	$20.67	$15.32	$27.29	$23.17	$20.95	$21.06
End of period	$28.87	$28.90	$24.02	$21.03	$22.56	$20.67	$15.32	$27.29	$23.17	$20.95
Accumulation units outstanding at the end of period	-	-	-	395	358	-	-	205	235	172

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.67	$15.67	$14.12	$14.58	$13.35	$10.22	$17.18	$17.50	$15.95	$15.81
End of period	$22.16	$20.67	$15.67	$14.12	$14.58	$13.35	$10.22	$17.18	$17.50	$15.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.91	$25.84	$23.25	$24.38	$18.41	$13.92	$23.11	$21.12	$18.01	$18.00
End of period	$33.02	$32.91	$25.84	$23.25	$24.38	$18.41	$13.92	$23.11	$21.12	$18.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.77	$7.10	$5.89	$8.37	$7.33	$4.12	N/A	N/A	N/A	N/A
End of period	$7.36	$6.77	$7.10	$5.89	$8.37	$7.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,737	1,737	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.10	$9.17	$8.10	$8.42	$7.81	$6.15	$9.86	N/A	N/A	N/A
End of period	$11.12	$11.10	$9.17	$8.10	$8.42	$7.81	$6.15	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,568	1,655	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.82	$11.52	$10.51	$10.50	$9.56	$7.37	$10.74	$10.80	N/A	N/A
End of period	$12.92	$12.82	$11.52	$10.51	$10.50	$9.56	$7.37	$10.74	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.23	$13.13	$11.44	$12.05	$9.73	$7.46	$11.43	$12.47	$10.86	N/A
End of period	$16.84	$17.23	$13.13	$11.44	$12.05	$9.73	$7.46	$11.43	$12.47	N/A
Accumulation units outstanding at the end of period	-	-	-	541	584	115	115	956	958	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.64	$21.36	$20.31	$19.58	$18.64	$16.72	$18.07	$17.30	$16.92	$16.89
End of period	$21.23	$20.64	$21.36	$20.31	$19.58	$18.64	$16.72	$18.07	$17.30	$16.92
Accumulation units outstanding at the end of period	-	-	-	1,237	1,278	734	1,028	1,071	1,134	1,070

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.98	$13.10	$11.37	$12.47	$10.27	$7.93	$12.71	$12.66	$11.21	N/A
End of period	$18.75	$16.98	$13.10	$11.37	$12.47	$10.27	$7.93	$12.71	$12.66	N/A
Accumulation units outstanding at the end of period	-	-	-	988	1,131	808	956	824	856	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.13	$8.50	$7.28	$8.34	$7.86	$6.45	N/A	N/A	N/A	N/A
End of period	$12.38	$11.13	$8.50	$7.28	$8.34	$7.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,248	1,248	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.58	$13.54	$10.81	$11.81	$10.33	$7.98	$12.72	$15.33	$11.51	N/A
End of period	$15.25	$13.58	$13.54	$10.81	$11.81	$10.33	$7.98	$12.72	$15.33	N/A
Accumulation units outstanding at the end of period	-	-	-	227	230	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.09	$14.71	$13.02	$14.33	$13.07	$9.77	$16.95	$15.82	$13.22	$12.23
End of period	$16.72	$17.09	$14.71	$13.02	$14.33	$13.07	$9.77	$16.95	$15.82	$13.22
Accumulation units outstanding at the end of period	-	-	-	540	629	741	1,249	1,542	835	606

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.56	$11.42	$10.40	$11.42	$9.96	$8.21	$13.49	$11.94	$11.34	$10.83
End of period	$16.46	$15.56	$11.42	$10.40	$11.42	$9.96	$8.21	$13.49	$11.94	$11.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.95	$17.18	$16.33	$17.74	$14.76	$10.83	$18.17	$19.12	$17.09	$16.09
End of period	$23.41	$21.95	$17.18	$16.33	$17.74	$14.76	$10.83	$18.17	$19.12	$17.09
Accumulation units outstanding at the end of period	-	-	-	218	186	32	506	393	423	202

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.38	$15.68	$13.65	$14.17	$11.50	$8.74	$14.86	$13.67	$12.23	$11.55
End of period	$22.53	$21.38	$15.68	$13.65	$14.17	$11.50	$8.74	$14.86	$13.67	$12.23
Accumulation units outstanding at the end of period	-	-	-	22	22	22	392	336	352	169

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.28	$11.20	$9.79	$11.51	$10.96	$8.63	$15.92	$14.57	$11.31	$9.77
End of period	$11.60	$13.28	$11.20	$9.79	$11.51	$10.96	$8.63	$15.92	$14.57	$11.31
Accumulation units outstanding at the end of period	-	-	-	310	260	-	-	1,682	1,022	1,179

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.54	$22.03	$19.41	$21.13	$17.23	$12.35	$22.77	$21.61	$19.75	$19.06
End of period	$33.15	$30.54	$22.03	$19.41	$21.13	$17.23	$12.35	$22.77	$21.61	$19.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	485	897	850

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.67	$17.69	$17.49	$16.31	$15.57	$15.38	$14.79	$14.24	$14.13	$14.14
End of period	$17.15	$16.67	$17.69	$17.49	$16.31	$15.57	$15.38	$14.79	$14.24	$14.13
Accumulation units outstanding at the end of period	-	-	-	2,637	761	809	1,452	1,510	1,443	733

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.52	$12.97	$10.87	$13.54	$11.38	$6.79	$13.92	$10.82	N/A	N/A
End of period	$11.58	12.52	$12.97	$10.87	$13.54	$11.38	$6.79	$13.92	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	439	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.67	$15.47	$13.46	$12.67	$10.56	$7.08	$11.19	$11.80	$10.77	$11.36
End of period	$20.60	$20.67	$15.47	$13.46	$12.67	$10.56	$7.08	$11.19	$11.80	$10.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	967	2,011	2,189

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.23	$12.88	$12.74	$12.17	$11.78	$11.41	$11.27	$10.85	$10.73	$10.79
End of period	$12.61	$12.23	$12.88	$12.74	$12.17	$11.78	$11.41	$11.27	$10.85	$10.73
Accumulation units outstanding at the end of period	-	-	-	296	1,045	1,084	1,109	1,280	1,545	1,542

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.53	$5.52	$4.70	$4.98	$4.16	$3.39	$5.76	$5.66	$4.26	N/A
End of period	$6.72	$6.53	$5.52	$4.70	$4.98	$4.16	$3.39	$5.76	$5.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.67	$12.83	$10.64	$10.23	$8.54	$6.57	$9.80	$10.89	$9.84	$10.33
End of period	$19.12	$17.67	$12.83	$10.64	$10.23	$8.54	$6.57	$9.80	$10.89	$9.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.09	$9.49	$8.74	$7.59	$6.24	$5.51	$10.46	$10.61	$8.39	$9.11
End of period	$12.96	$12.09	$9.49	$8.74	$7.59	$6.24	$5.51	$10.46	$10.61	$8.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	1,069	1,322

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.38	$7.21	$5.85	$6.88	$6.21	$5.37	$11.14	$13.81	$11.92	$11.50
End of period	$10.35	$9.38	$7.21	$5.85	$6.88	$6.21	$5.37	$11.14	$13.81	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.26	$13.80	$11.50	$12.84	$11.47	$8.97	$17.84	$16.45	$12.02	$11.18
End of period	$16.52	$15.26	$13.80	$11.50	$12.84	$11.47	$8.97	$17.84	$16.45	$12.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	1,643	1,824	2,283

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.09	$13.15	$11.37	$10.50	$10.36	$8.77	$11.70	$11.14	$10.74	$10.22
End of period	$22.10	$18.09	$13.15	$11.37	$10.50	$10.36	$8.77	$11.70	$11.14	$10.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	216	216

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.54	$13.95	$12.11	$14.14	$13.56	$10.75	$19.29	$17.90	$14.60	$13.20
End of period	$15.16	$16.54	$13.95	$12.11	$14.14	$13.56	$10.75	$19.29	$17.90	$14.60
Accumulation units outstanding at the end of period	-	-	-	188	488	505	519	735	544	572

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.86	$11.56	$10.03	$10.49	$9.18	$7.57	$13.50	$13.64	$11.76	$10.88
End of period	$16.15	$14.86	$11.56	$10.03	$10.49	$9.18	$7.57	$13.50	$13.64	$11.76
Accumulation units outstanding at the end of period	-	-	-	1,745	15,321	16,561	17,014	19,698	18,256	12,115

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.77	$9.12	$8.17	$9.28	$8.36	$6.22	$11.82	$10.66	N/A	N/A
End of period	$12.29	$11.77	$9.12	$8.17	$9.28	$8.36	$6.22	$11.82	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.00	$12.34	$10.57	$10.61	$9.28	$7.09	$12.41	$10.68	$10.44	$10.81
End of period	$19.66	$17.00	$12.34	$10.57	$10.61	$9.28	$7.09	$12.41	$10.68	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	454	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.65	$29.14	$28.61	$28.37	$24.40	$20.82	$34.32	$25.99	$22.04	$16.50
End of period	$31.20	$35.65	$29.14	$28.61	$28.37	$24.40	$20.82	$34.32	$25.99	$22.04
Accumulation units outstanding at the end of period	-	-	-	138	146	-	-	291	623	563

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.11	$10.29	$9.45	$9.23	$8.11	$6.99	$10.64	$10.14	N/A	N/A
End of period	$14.49	$14.11	$10.29	$9.45	$9.23	$8.11	$6.99	$10.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.94	$16.90	$14.77	$15.46	$12.58	$9.34	$15.33	$14.61	$13.65	$12.48
End of period	$23.40	$21.94	$16.90	$14.77	$15.46	$12.58	$9.34	$15.33	$14.61	$13.65
Accumulation units outstanding at the end of period	-	-	-	354	754	781	805	2,278	1,839	1,834

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.34	$11.16	$9.91	$10.00	$8.95	$7.28	$11.96	$11.68	$10.40	$10.20
End of period	$15.82	$14.34	$11.16	$9.91	$10.00	$8.95	$7.28	$11.96	$11.68	$10.40
Accumulation units outstanding at the end of period	-	-	-	590	2,105	2,202	2,267	867	960	1,015

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.84	$14.68	$12.98	$13.89	$11.27	$9.06	$14.27	$14.93	$13.02	$12.79
End of period	$20.27	$19.84	$14.68	$12.98	$13.89	$11.27	$9.06	$14.27	$14.93	$13.02
Accumulation units outstanding at the end of period	-	-	-	460	617	448	443	247	259	272

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.20	$6.66	$6.13	$6.30	$5.76	$3.60	$6.52	$5.83	$5.46	$5.46
End of period	$9.65	$8.20	$6.66	$6.13	$6.30	$5.76	$3.60	$6.52	$5.83	$5.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.56	$9.54	$8.96	$11.91	$9.97	$8.90	$17.35	$14.88	$15.45	$11.40
End of period	$13.21	$12.56	$9.54	$8.96	$11.91	$9.97	$8.90	$17.35	$14.88	$15.45
Accumulation units outstanding at the end of period	-	-	-	1,872	1,963	1,885	2,105	5,837	6,218	5,919

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.53	$13.41	$11.40	$12.72	$11.29	$8.30	$14.37	$13.85	$12.13	$10.92
End of period	$16.44	$16.53	$13.41	$11.40	$12.72	$11.29	$8.30	$14.37	$13.85	$12.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	447	349

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.55	$14.15	$13.37	$12.26	$11.66	$10.18	N/A	N/A	N/A	N/A
End of period	$12.66	$12.55	$14.15	$13.37	$12.26	$11.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,948	1,948	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.64	$17.41	$16.50	$16.12	$15.35	$13.62	$13.90	$13.15	$13.02	$13.04
End of period	$16.89	$16.64	$17.41	$16.50	$16.12	$15.35	$13.62	$13.90	$13.15	$13.02
Accumulation units outstanding at the end of period	-	-	-	4,566	3,391	2,651	3,676	5,113	5,276	4,338

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.92	$16.02	$14.06	$13.76	$12.19	$8.53	$12.62	$13.08	$12.12	$12.21
End of period	$16.54	$16.92	$16.02	$14.06	$13.76	$12.19	$8.53	$12.62	$13.08	$12.12
Accumulation units outstanding at the end of period	-	-	-	262	1,829	1,867	1,894	649	451	484

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.32	$16.30	$14.44	$15.61	$13.62	$9.65	$18.72	$20.33	$18.42	$17.99
End of period	$24.51	$22.32	$16.30	$14.44	$15.61	$13.62	$9.65	$18.72	$20.33	$18.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$16.90	$13.76	$12.17	$13.10	$11.46	$8.96	$15.08	N/A	N/A	N/A
End of period	$17.58	$16.90	$13.76	$12.17	$13.10	$11.46	$8.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.29	$12.05	$11.35	$11.27	$10.62	$9.58	$11.38	N/A	N/A	N/A
End of period	$12.37	$12.29	$12.05	$11.35	$11.27	$10.62	$9.58	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	11,326	11,326	11,326	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.53	$12.55	$11.59	$11.77	$10.84	$9.36	$12.17	$11.57	$10.74	N/A
End of period	$13.73	$13.53	$12.55	$11.59	$11.77	$10.84	$9.36	$12.17	$11.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.20	$14.33	$12.91	$13.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.53	$16.20	$14.33	$12.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	10,047	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$39.01	$28.82	$24.84	$25.75	$22.59	$16.13	$28.91	$26.90	$24.23	$23.40
End of period	$41.40	$39.01	$28.82	$24.84	$25.75	$22.59	$16.13	$28.91	$26.90	$24.23
Accumulation units outstanding at the end of period	-	-	-	1,635	1,652	216	216	477	204	16

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.45	$44.62	$40.24	$41.83	$33.51	$23.38	$40.35	$35.27	$33.83	$30.37
End of period	$65.48	$59.45	$44.62	$40.24	$41.83	$33.51	$23.38	$40.35	$35.27	$33.83
Accumulation units outstanding at the end of period	-	-	-	162	176	39	39	642	406	379

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.73	$9.96	$9.96	$10.06	$10.01	$9.53	$10.38	$10.15	N/A	N/A
End of period	$9.54	$9.73	$9.96	$9.96	$10.06	$10.01	$9.53	$10.38	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,193	2,193	2,193	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.77	$14.77	$12.68	$13.26	$11.72	$8.76	$15.07	$15.31	$13.07	$12.61
End of period	$21.85	$19.77	$14.77	$12.68	$13.26	$11.72	$8.76	$15.07	$15.31	$13.07
Accumulation units outstanding at the end of period	-	-	-	165	172	193	193	194	183	15

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.87	$26.50	$24.66	$24.46	$22.61	$19.35	$25.00	$23.83	$21.48	$20.89
End of period	$33.11	$30.87	$26.50	$24.66	$24.46	$22.61	$19.35	$25.00	$23.83	$21.48
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	443	589	617

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.28	$10.53	$10.79	$11.05	$11.32	$11.58	$11.61	$11.36	$11.13	$11.10
End of period	$10.04	$10.28	$10.53	$10.79	$11.05	$11.32	$11.58	$11.61	$11.36	$11.13
Accumulation units outstanding at the end of period	-	-	-	1,553	1,377	395	4,133	4,348	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.61	$20.02	$17.63	$18.43	$16.61	$13.72	$21.09	$20.04	$16.97	$16.07
End of period	$27.83	$25.61	$20.02	$17.63	$18.43	$16.61	$13.72	$21.09	$20.04	$16.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	348	290	223

Accumulation Unit Values
Contract with Endorsements - 2.435%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.83	$28.69	$24.74	$25.65	$22.51	$16.07	$28.82	N/A	N/A	N/A
End of period	$41.19	$38.83	$28.69	$24.74	$25.65	$22.51	$16.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	591	601	632	642	647	607	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.18	$44.42	$40.07	$41.67	$33.39	$23.30	$40.22	N/A	N/A	N/A
End of period	$65.16	$59.18	$44.42	$40.07	$41.67	$33.39	$23.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	375	390	376	401	439	420	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.72	$26.38	$24.55	$24.36	$22.52	$19.28	$24.92	N/A	N/A	N/A
End of period	$32.94	$30.72	$26.38	$24.55	$24.36	$22.52	$19.28	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	681	664	684	647	607	696	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11	$23.60
End of period	$33.62	$31.64	$23.33	$21.61	$21.98	$19.99	$15.20	$26.35	$24.61	$24.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	18	19	19	30

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71
End of period	$11.98	$12.21	$10.83	$9.82	$10.56	$9.93	$8.31	$11.88	$11.27	$10.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86	$20.98
End of period	$28.65	$28.69	$23.85	$20.89	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90	$15.76
End of period	$22.01	$20.54	$15.57	$14.03	$14.50	$13.29	$10.18	$17.11	$17.43	$15.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94
End of period	$32.78	$32.68	$25.67	$23.11	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	$9.86	N/A	N/A	N/A
End of period	$11.09	$11.07	$9.15	$8.09	$8.40	$7.80	$6.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	866	901	953	942	958	958	899	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	$10.80	N/A	N/A
End of period	$12.87	$12.78	$11.48	$10.49	$10.48	$9.55	$7.36	$10.73	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85	N/A
End of period	$16.78	$17.17	$13.09	$11.41	$12.02	$9.71	$7.45	$11.42	$12.47	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84
End of period	$21.08	$20.49	$21.22	$20.19	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86
Accumulation units outstanding at the end of period	52	49	42	46	42	41	67	66	66	78

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21	N/A
End of period	$18.68	$16.92	$13.06	$11.34	$12.44	$10.25	$7.92	$12.69	$12.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51	N/A
End of period	$15.19	$13.53	$13.49	$10.78	$11.78	$10.31	$7.97	$12.70	$15.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15	$12.18
End of period	$16.58	$16.95	$14.60	$12.93	$14.23	$12.98	$9.71	$16.85	$15.73	$13.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82
End of period	$16.37	$15.48	$11.37	$10.36	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05
End of period	$23.25	$21.81	$17.08	$16.24	$17.64	$14.69	$10.78	$18.10	$19.05	$17.04
Accumulation units outstanding at the end of period	76	80	87	80	84	91	96	96	96	105

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54
End of period	$22.42	$21.27	$15.61	$13.59	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21
Accumulation units outstanding at the end of period	52	54	60	58	67	71	73	76	76	81

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27	$9.74
End of period	$11.52	$13.20	$11.13	$9.74	$11.45	$10.91	$8.59	$15.86	$14.52	$11.27
Accumulation units outstanding at the end of period	101	101	109	90	96	90	89	120	120	130

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99
End of period	$32.89	$30.31	$21.87	$19.28	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07	$14.08
End of period	$17.01	$16.54	$17.57	$17.37	$16.21	$15.47	$15.29	$14.71	$14.17	$14.07
Accumulation units outstanding at the end of period	130	120	98	108	99	95	145	142	142	164

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	$10.81	N/A	N/A
End of period	$11.54	12.48	$12.93	$10.85	$13.51	$11.36	$6.78	$13.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.55	$15.39	$13.40	$12.61	$10.52	$7.05	$11.15	$11.76	$10.74	$11.34
End of period	$20.47	$20.55	$15.39	$13.40	$12.61	$10.52	$7.05	$11.15	$11.76	$10.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71	$10.77
End of period	$12.54	$12.17	$12.82	$12.69	$12.13	$11.74	$11.38	$11.25	$10.83	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25	$4.31
End of period	$6.68	$6.49	$5.50	$4.68	$4.95	$4.14	$3.38	$5.74	$5.64	$4.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86	$9.81	N/A
End of period	$19.00	$17.57	$12.76	$10.59	$10.19	$8.50	$6.55	$9.76	$10.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37	$9.09
End of period	$12.88	$12.02	$9.44	$8.70	$7.55	$6.21	$5.49	$10.43	$10.58	$8.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88	$11.48
End of period	$10.29	$9.33	$7.17	$5.82	$6.85	$6.19	$5.35	$11.10	$13.76	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99	$11.15
End of period	$16.41	$15.17	$13.72	$11.44	$12.78	$11.42	$8.93	$17.78	$16.40	$11.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20
End of period	$21.97	$17.99	$13.08	$11.31	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18
End of period	$15.09	$16.46	$13.89	$12.06	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75	$10.88
End of period	$16.08	$14.80	$11.52	$10.00	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.74	$9.09	$8.15	$9.26	$8.35	$6.22	$11.81	$10.66	N/A	N/A
End of period	$12.25	$11.74	$9.09	$8.15	$9.26	$8.35	$6.22	$11.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44	$10.81
End of period	$19.58	$16.94	$12.30	$10.54	$10.59	$9.26	$7.07	$12.40	$10.67	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98	$16.47
End of period	$31.01	$35.45	$28.98	$28.46	$28.24	$24.30	$20.74	$34.20	$25.91	$21.98
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63	$12.47
End of period	$23.28	$21.84	$16.83	$14.71	$15.40	$12.54	$9.31	$15.29	$14.59	$13.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19
End of period	$15.74	$14.27	$11.11	$9.87	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78
End of period	$20.16	$19.74	$14.62	$12.93	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00
Accumulation units outstanding at the end of period	57	56	65	63	68	73	64	65	65	65

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42
End of period	$9.54	$8.11	$6.58	$6.07	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.52	$9.51	$8.93	$11.88	$9.94	$8.89	$17.33	$14.86	$15.44	$11.40
End of period	$13.16	$12.52	$9.51	$8.93	$11.88	$9.94	$8.89	$17.33	$14.86	$15.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11	$10.91
End of period	$16.35	$16.44	$13.35	$11.35	$12.67	$11.25	$8.27	$14.33	$13.82	$12.11
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00
End of period	$16.77	$16.53	$17.30	$16.40	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98
Accumulation units outstanding at the end of period	197	182	153	165	151	149	239	237	238	277

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18
End of period	$16.43	$16.81	$15.93	$13.98	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34	$17.92
End of period	$24.32	$22.15	$16.19	$14.35	$15.52	$13.54	$9.60	$18.63	$20.23	$18.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31
End of period	$41.08	$38.72	$28.62	$24.68	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11	$33.68	$30.25
End of period	$64.97	$59.01	$44.30	$39.97	$41.57	$33.32	$23.25	$40.15	$35.11	$33.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04	$12.59
End of period	$21.72	$19.66	$14.69	$12.62	$13.20	$11.67	$8.73	$15.02	$15.27	$13.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81
End of period	$32.85	$30.64	$26.31	$24.49	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06
End of period	$9.96	$10.21	$10.46	$10.72	$10.99	$11.26	$11.52	$11.55	$11.30	$11.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	72	73	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06
End of period	$27.70	$25.49	$19.94	$17.56	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.19	$15.04	$13.90	$14.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.09	$16.19	$15.04	$13.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,312	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.58	$10.70	$9.35	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.37	$11.58	$10.70	$9.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.29	$9.63	$9.79	$10.83	$9.45	$6.46	N/A	N/A	N/A	N/A
End of period	$8.61	$10.29	$9.63	$9.79	$10.83	$9.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,901	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.52	$10.33	$9.66	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$11.52	$10.33	$9.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,911	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.58	$23.29	$21.58	$21.95	$19.97	$15.18	$26.31	$24.58	$24.08	N/A
End of period	$33.55	$31.58	$23.29	$21.58	$21.95	$19.97	$15.18	$26.31	$24.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	87	87	88	88	88	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.20	$10.82	$9.81	$10.55	$9.92	$8.30	$11.87	$11.27	$10.42	$9.70
End of period	$11.96	$12.20	$10.82	$9.81	$10.55	$9.92	$8.30	$11.87	$11.27	$10.42
Accumulation units outstanding at the end of period	-	-	-	-	130	130	130	234	234	470

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.63	$23.81	$20.86	$22.38	$20.52	$15.22	$27.12	$23.04	$20.84	$20.95
End of period	$28.59	$28.63	$23.81	$20.86	$22.38	$20.52	$15.22	$27.12	$23.04	$20.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	108

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.50	$15.54	$14.01	$14.48	$13.27	$10.16	$17.08	$17.41	$15.88	$15.74
End of period	$21.96	$20.50	$15.54	$14.01	$14.48	$13.27	$10.16	$17.08	$17.41	$15.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.62	$25.63	$23.08	$24.21	$18.29	$13.84	$22.98	$21.01	$17.93	$17.93
End of period	$32.72	$32.62	$25.63	$23.08	$24.21	$18.29	$13.84	$22.98	$21.01	$17.93
Accumulation units outstanding at the end of period	-	-	-	-	-	175	175	622	725	157

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.74	$8.44	$7.06	$9.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.98	$7.74	$8.44	$7.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.06	$9.14	$8.08	$8.40	$7.80	$6.14	$9.86	N/A	N/A	N/A
End of period	$11.08	$11.06	$9.14	$8.08	$8.40	$7.80	$6.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.78	$11.48	$10.48	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.86	$12.78	$11.48	$10.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,451	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.40	$8.05	$6.48	$7.76	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	$10.40	$8.05	$6.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.73	$8.57	$7.73	$7.97	$7.33	$5.93	$9.79	N/A	N/A	N/A
End of period	$11.23	$10.73	$8.57	$7.73	$7.97	$7.33	$5.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	57	56	57	-	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.16	$13.08	$11.40	$12.01	$9.71	$7.45	$11.41	$12.46	$10.85	N/A
End of period	$16.76	$17.16	$13.08	$11.40	$12.01	$9.71	$7.45	$11.41	$12.46	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.45	$21.19	$20.15	$19.43	$18.51	$16.62	$17.96	$17.20	$16.84	$16.82
End of period	$21.03	$20.45	$21.19	$20.15	$19.43	$18.51	$16.62	$17.96	$17.20	$16.84
Accumulation units outstanding at the end of period	-	-	-	72	311	1,181	415	5,968	5,636	2,675

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.81	$14.24	$12.16	$13.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	12.81	$14.24	$12.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.90	$13.05	$11.34	$12.43	$10.24	$7.91	$12.69	$12.65	$11.21	N/A
End of period	$18.66	$16.90	$13.05	$11.34	$12.43	$10.24	$7.91	$12.69	$12.65	N/A
Accumulation units outstanding at the end of period	-	-	-	112	112	113	96	337	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.09	$8.47	$7.26	$8.33	$7.85	$6.44	N/A	N/A	N/A	N/A
End of period	$12.33	$11.09	$8.47	$7.26	$8.33	$7.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	139	139	140	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.52	$13.48	$10.77	$11.78	$10.30	$7.97	$12.70	$15.32	$11.51	N/A
End of period	$15.17	$13.52	$13.48	$10.77	$11.78	$10.30	$7.97	$12.70	$15.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.93	$14.59	$12.91	$14.21	$12.97	$9.70	$16.84	$15.72	$13.15	$12.17
End of period	$16.56	$16.93	$14.59	$12.91	$14.21	$12.97	$9.70	$16.84	$15.72	$13.15
Accumulation units outstanding at the end of period	-	-	-	138	231	945	975	1,540	2,131	2,566

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.47	$11.36	$10.35	$11.36	$9.92	$8.18	$13.45	$11.91	$11.32	$10.82
End of period	$16.35	$15.47	$11.36	$10.35	$11.36	$9.92	$8.18	$13.45	$11.91	$11.32
Accumulation units outstanding at the end of period	-	-	-	-	120	1,691	1,691	120	420	315

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.78	$17.05	$16.22	$17.62	$14.68	$10.77	$18.08	$19.03	$17.03	$16.04
End of period	$23.21	$21.78	$17.05	$16.22	$17.62	$14.68	$10.77	$18.08	$19.03	$17.03
Accumulation units outstanding at the end of period	-	-	-	148	137	156	202	2,278	1,825	612

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.25	$15.59	$13.58	$14.11	$11.46	$8.71	$14.81	$13.63	$12.20	$11.53
End of period	$22.39	$21.25	$15.59	$13.58	$14.11	$11.46	$8.71	$14.81	$13.63	$12.20
Accumulation units outstanding at the end of period	-	-	-	110	106	127	158	318	336	377

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.81	$11.44	$10.00	$11.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.93	$13.81	$11.44	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.17	$11.12	$9.72	$11.44	$10.90	$8.58	$15.84	$14.50	$11.26	$9.73
End of period	$11.50	$13.17	$11.12	$9.72	$11.44	$10.90	$8.58	$15.84	$14.50	$11.26
Accumulation units outstanding at the end of period	-	-	-	-	130	693	693	1,102	2,178	1,029

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$30.26	$21.83	$19.25	$20.97	$17.11	$12.27	$22.63	$21.48	$19.65	$18.97
End of period	$32.83	$30.26	$21.83	$19.25	$20.97	$17.11	$12.27	$22.63	$21.48	$19.65
Accumulation units outstanding at the end of period	-	-	-	-	68	68	68	68	355	350

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.51	$17.54	$17.34	$16.18	$15.45	$15.27	$14.69	$14.16	$14.05	$14.07
End of period	$16.98	$16.51	$17.54	$17.34	$16.18	$15.45	$15.27	$14.69	$14.16	$14.05
Accumulation units outstanding at the end of period	-	-	-	11,284	12,445	13,763	12,051	19,303	20,098	19,541

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.47	$12.92	$10.84	$13.51	$11.35	$6.78	$13.90	$10.81	N/A	N/A
End of period	$11.53	12.47	$12.92	$10.84	$13.51	$11.35	$6.78	$13.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,149	308	308	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.52	$15.37	$13.38	$12.60	$10.51	$7.04	$11.14	$11.75	$10.73	$11.33
End of period	$20.43	$20.52	$15.37	$13.38	$12.60	$10.51	$7.04	$11.14	$11.75	$10.73
Accumulation units outstanding at the end of period	-	-	-	-	2,173	2,266	2,773	3,448	3,256	3,165

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.16	$12.81	$12.67	$12.12	$11.73	$11.37	$11.24	$10.83	$10.70	$10.77
End of period	$12.53	$12.16	$12.81	$12.67	$12.12	$11.73	$11.37	$11.24	$10.83	$10.70
Accumulation units outstanding at the end of period	-	-	-	597	771	753	2,188	2,710	3,012	3,082

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.48	$5.49	$4.67	$4.95	$4.14	$3.38	$5.73	$5.64	$4.24	$4.31
End of period	$6.67	$6.48	$5.49	$4.67	$4.95	$4.14	$3.38	$5.73	$5.64	$4.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	106	105	149

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.55	$12.75	$10.58	$10.18	$8.50	$6.54	$9.76	$10.86	$9.81	$10.30
End of period	$18.97	$17.55	$12.75	$10.58	$10.18	$8.50	$6.54	$9.76	$10.86	$9.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.01	$9.43	$8.69	$7.55	$6.20	$5.49	$10.42	$10.57	$8.36	$9.09
End of period	$12.86	$12.01	$9.43	$8.69	$7.55	$6.20	$5.49	$10.42	$10.57	$8.36
Accumulation units outstanding at the end of period	-	-	-	-	6,246	6,637	6,108	7,610	6,240	6,875

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.31	$7.16	$5.82	$6.84	$6.18	$5.34	$11.09	$13.75	$11.88	$11.47
End of period	$10.27	$9.31	$7.16	$5.82	$6.84	$6.18	$5.34	$11.09	$13.75	$11.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.15	$13.71	$11.43	$12.77	$11.41	$8.92	$17.76	$16.39	$11.99	$11.15
End of period	$16.39	$15.15	$13.71	$11.43	$12.77	$11.41	$8.92	$17.76	$16.39	$11.99
Accumulation units outstanding at the end of period	-	-	-	54	3,521	3,906	4,083	4,126	4,615	5,179

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.96	$13.07	$11.30	$10.44	$10.30	$8.73	$11.65	$11.10	$10.71	$10.20
End of period	$21.93	$17.96	$13.07	$11.30	$10.44	$10.30	$8.73	$11.65	$11.10	$10.71
Accumulation units outstanding at the end of period	-	-	-	-	-	303	303	303	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.44	$13.88	$12.05	$14.08	$13.51	$10.71	$19.23	$17.86	$14.57	$13.18
End of period	$15.07	$16.44	$13.88	$12.05	$14.08	$13.51	$10.71	$19.23	$17.86	$14.57
Accumulation units outstanding at the end of period	-	-	-	625	931	974	1,289	1,419	1,823	1,816

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.79	$11.51	$9.99	$10.46	$9.15	$7.56	$13.48	$13.62	$11.75	$10.88
End of period	$16.06	$14.79	$11.51	$9.99	$10.46	$9.15	$7.56	$13.48	$13.62	$11.75
Accumulation units outstanding at the end of period	-	-	-	38,314	38,646	40,381	46,006	42,919	47,709	61,157

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.73	$9.09	$8.15	$9.26	$8.35	$6.21	$11.81	$10.66	N/A	N/A
End of period	$12.24	$11.73	$9.09	$8.15	$9.26	$8.35	$6.21	$11.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.92	$12.29	$10.53	$10.58	$9.25	$7.07	$12.39	$10.67	$10.44	$10.81
End of period	$19.56	$16.92	$12.29	$10.53	$10.58	$9.25	$7.07	$12.39	$10.67	$10.44
Accumulation units outstanding at the end of period	-	-	-	-	1,514	2,005	2,043	1,783	1,853	1,709

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.40	$28.94	$28.43	$28.21	$24.28	$20.72	$34.17	$25.89	$21.97	$16.46
End of period	$30.96	$35.40	$28.94	$28.43	$28.21	$24.28	$20.72	$34.17	$25.89	$21.97
Accumulation units outstanding at the end of period	-	-	-	-	297	741	928	985	1,022	823

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.06	$10.25	$9.42	$9.20	$8.09	$6.98	$10.63	$10.13	N/A	N/A
End of period	$14.42	$14.06	$10.25	$9.42	$9.20	$8.09	$6.98	$10.63	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.81	$16.81	$14.69	$15.39	$12.53	$9.31	$15.28	$14.58	$13.62	$12.47
End of period	$23.25	$21.81	$16.81	$14.69	$15.39	$12.53	$9.31	$15.28	$14.58	$13.62
Accumulation units outstanding at the end of period	-	-	-	507	2,323	2,525	3,187	3,288	3,398	3,358

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.25	$11.10	$9.86	$9.96	$8.92	$7.25	$11.92	$11.65	$10.38	$10.19
End of period	$15.72	$14.25	$11.10	$9.86	$9.96	$8.92	$7.25	$11.92	$11.65	$10.38
Accumulation units outstanding at the end of period	-	-	-	758	6,328	6,778	8,855	9,187	9,624	9,800

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.72	$14.60	$12.91	$13.83	$11.22	$9.03	$14.22	$14.90	$12.99	$12.78
End of period	$20.13	$19.72	$14.60	$12.91	$13.83	$11.22	$9.03	$14.22	$14.90	$12.99
Accumulation units outstanding at the end of period	-	-	-	691	883	1,021	1,232	1,237	1,270	1,336

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.10	$6.58	$6.06	$6.23	$5.70	$3.56	$6.46	$5.78	$5.41	$5.42
End of period	$9.53	$8.10	$6.58	$6.06	$6.23	$5.70	$3.56	$6.46	$5.78	$5.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.50	$9.50	$8.92	$11.88	$9.94	$8.88	$17.32	$14.86	$15.44	$11.40
End of period	$13.14	$12.50	$9.50	$8.92	$11.88	$9.94	$8.88	$17.32	$14.86	$15.44
Accumulation units outstanding at the end of period	-	-	-	713	1,036	1,629	1,658	1,041	3,252	1,611

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.42	$13.33	$11.34	$12.66	$11.25	$8.27	$14.33	$13.81	$12.10	$10.90
End of period	$16.33	$16.42	$13.33	$11.34	$12.66	$11.25	$8.27	$14.33	$13.81	$12.10
Accumulation units outstanding at the end of period	-	-	-	-	120	120	120	959	607	1,418

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.51	$14.11	$13.34	$12.23	$11.64	N/A	N/A	N/A	N/A	N/A
End of period	$12.61	$12.51	$14.11	$13.34	$12.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,503	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.51	$17.28	$16.38	$16.02	$15.26	$13.55	$13.83	$13.09	$12.97	$12.99
End of period	$16.75	$16.51	$17.28	$16.38	$16.02	$15.26	$13.55	$13.83	$13.09	$12.97
Accumulation units outstanding at the end of period	-	-	-	2,400	1,405	2,878	1,456	9,495	7,987	3,762

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.79	$15.90	$13.96	$13.67	$12.12	$8.49	$12.56	$13.02	$12.07	$12.17
End of period	$16.40	$16.79	$15.90	$13.96	$13.67	$12.12	$8.49	$12.56	$13.02	$12.07
Accumulation units outstanding at the end of period	-	-	-	-	1,858	2,225	903	1,010	1,058	1,419

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$22.11	$16.16	$14.32	$15.49	$13.52	$9.58	$18.61	$20.21	$18.32	$17.90
End of period	$24.27	$22.11	$16.16	$14.32	$15.49	$13.52	$9.58	$18.61	$20.21	$18.32
Accumulation units outstanding at the end of period	-	-	-	94	95	95	81	-	56	56

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.02	$10.15	$7.98	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.77	14.02	$10.15	$7.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.23	$12.00	$11.30	$11.24	$10.59	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	$12.23	$12.00	$11.30	$11.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,721	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.47	$12.50	$11.55	$11.74	$10.81	N/A	N/A	N/A	N/A	N/A
End of period	$13.66	$13.47	$12.50	$11.55	$11.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	11,753	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.35	$10.37	$8.72	$9.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.35	$15.35	$10.37	$8.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.65	$28.57	$24.64	$25.55	$22.43	$16.02	$28.73	$26.74	$24.10	$23.28
End of period	$40.99	$38.65	$28.57	$24.64	$25.55	$22.43	$16.02	$28.73	$26.74	$24.10
Accumulation units outstanding at the end of period	-	-	-	-	56	282	282	2,637	3,122	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$58.90	$44.23	$39.91	$41.51	$33.27	$23.22	$40.10	$35.07	$33.65	$30.23
End of period	$64.84	$58.90	$44.23	$39.91	$41.51	$33.27	$23.22	$40.10	$35.07	$33.65
Accumulation units outstanding at the end of period	-	-	-	-	-	259	259	696	144	430

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.69	$9.92	$9.93	$10.04	$9.99	$9.52	$10.37	$10.14	N/A	N/A
End of period	$9.50	$9.69	$9.92	$9.93	$10.04	$9.99	$9.52	$10.37	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,159	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.63	$14.67	$12.60	$13.19	$11.67	$8.72	$15.01	$15.26	$13.03	$12.58
End of period	$21.69	$19.63	$14.67	$12.60	$13.19	$11.67	$8.72	$15.01	$15.26	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	1,241	1,198	1,306	1,686	1,576	1,550

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.58	$26.27	$24.45	$24.27	$22.44	$19.22	$24.85	$23.69	$21.36	$20.79
End of period	$32.78	$30.58	$26.27	$24.45	$24.27	$22.44	$19.22	$24.85	$23.69	$21.36
Accumulation units outstanding at the end of period	-	-	-	-	147	148	148	149	149	150

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.19	$10.44	$10.70	$10.97	$11.24	$11.50	$11.54	$11.29	$11.07	$11.05
End of period	$9.94	$10.19	$10.44	$10.70	$10.97	$11.24	$11.50	$11.54	$11.29	$11.07
Accumulation units outstanding at the end of period	-	-	-	1,243	1,709	1,659	25,594	3,004	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.47	$19.92	$17.55	$18.36	$16.55	$13.68	$21.04	$19.99	$16.95	$16.06
End of period	$27.66	$25.47	$19.92	$17.55	$18.36	$16.55	$13.68	$21.04	$19.99	$16.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.29	$23.08	$21.40	$21.78	$19.82	$15.08	$26.15	N/A	N/A	N/A
End of period	$33.22	$31.29	$23.08	$21.40	$21.78	$19.82	$15.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	89	96	102	110	119	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.08	$13.03	$11.36	$11.98	$9.68	$7.43	$11.40	N/A	N/A	N/A
End of period	$16.68	$17.08	$13.03	$11.36	$11.98	$9.68	$7.43	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	380	409	438	471	509	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.36	$17.38	$17.20	$16.06	$15.34	$15.17	$14.60	N/A	N/A	N/A
End of period	$16.81	$16.36	$17.38	$17.20	$16.06	$15.34	$15.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	316	340	364	391	423	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$35.14	$28.75	$28.25	$28.05	$24.15	$20.62	$34.03	N/A	N/A	N/A
End of period	$30.72	$35.14	$28.75	$28.25	$28.05	$24.15	$20.62	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	180	193	207	223	241	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$58.35	$43.84	$39.58	$41.18	$33.03	$23.06	$39.85	N/A	N/A	N/A
End of period	$64.21	$58.35	$43.84	$39.58	$41.18	$33.03	$23.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	63	68	73	79	85	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.09	$22.94	$21.28	$21.66	$19.72	$15.01	$26.03	$24.34	$23.87	$23.39
End of period	$33.00	$31.09	$22.94	$21.28	$21.66	$19.72	$15.01	$26.03	$24.34	$23.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.20	$10.37	$9.66
End of period	$11.82	$12.05	$10.70	$9.71	$10.46	$9.84	$8.24	$11.79	$11.20	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.15	$25.27	$22.78	$23.92	$18.08	$13.69	$22.76	$20.83	$17.79	$17.80
End of period	$32.22	$32.15	$25.27	$22.78	$23.92	$18.08	$13.69	$22.76	$20.83	$17.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.03	$13.00	$11.34	$11.95	$9.67	$7.42	$11.39	$12.45	$10.85	N/A
End of period	$16.63	$17.03	$13.00	$11.34	$11.95	$9.67	$7.42	$11.39	$12.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.13	$20.87	$19.87	$19.18	$18.28	$16.43	$17.77	$17.04	$16.69	$16.68
End of period	$20.69	$20.13	$20.87	$19.87	$19.18	$18.28	$16.43	$17.77	$17.04	$16.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	202	212	221	232

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.78	$12.97	$11.27	$12.37	$10.20	$7.89	$12.66	$12.64	$11.20	N/A
End of period	$18.51	$16.78	$12.97	$11.27	$12.37	$10.20	$7.89	$12.66	$12.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.42	$13.40	$10.71	$11.72	$10.26	$7.94	$12.67	$15.30	N/A	N/A
End of period	$15.05	$13.42	$13.40	$10.71	$11.72	$10.26	$7.94	$12.67	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.67	$14.37	$12.73	$14.03	$12.81	$9.59	$16.66	$15.57	$13.03	$12.07
End of period	$16.29	$16.67	$14.37	$12.73	$14.03	$12.81	$9.59	$16.66	$15.57	$13.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	728	744	760	778

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.31	$11.25	$10.26	$11.28	$9.85	$8.13	$13.38	$11.86	$11.28	$10.79
End of period	$16.17	$15.31	$11.25	$10.26	$11.28	$9.85	$8.13	$13.38	$11.86	$11.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.49	$16.84	$16.03	$17.43	$14.53	$10.67	$17.93	$18.89	$16.91	$15.95
End of period	$22.89	$21.49	$16.84	$16.03	$17.43	$14.53	$10.67	$17.93	$18.89	$16.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	490	506	522	540

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.03	$15.44	$13.46	$14.00	$11.38	$8.66	$14.73	$13.57	$12.16	$11.50
End of period	$22.14	$21.03	$15.44	$13.46	$14.00	$11.38	$8.66	$14.73	$13.57	$12.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-	673	687	701	717

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.00	$10.98	$9.61	$11.31	$10.79	$8.50	$15.71	$14.39	$11.19	$9.68
End of period	$11.34	$13.00	$10.98	$9.61	$11.31	$10.79	$8.50	$15.71	$14.39	$11.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$29.78	$21.51	$18.98	$20.69	$16.90	$12.12	$22.39	$21.27	$19.47	$18.81
End of period	$32.28	$29.78	$21.51	$18.98	$20.69	$16.90	$12.12	$22.39	$21.27	$19.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.25	$17.28	$17.10	$15.97	$15.26	$15.10	$14.54	$14.02	$13.93	$13.96
End of period	$16.70	$16.25	$17.28	$17.10	$15.97	$15.26	$15.10	$14.54	$14.02	$13.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-	480	503	526	550

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.27	$15.19	$13.24	$12.47	$10.41	$6.99	$11.06	$11.68	$10.67	$11.28
End of period	$20.17	$20.27	$15.19	$13.24	$12.47	$10.41	$6.99	$11.06	$11.68	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.03	$12.69	$12.57	$12.03	$11.65	$11.30	$11.18	$10.78	$10.67	$10.74
End of period	$12.39	$12.03	$12.69	$12.57	$12.03	$11.65	$11.30	$11.18	$10.78	$10.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.33	$12.60	$10.47	$10.08	$8.42	$6.49	$9.69	$10.78	$9.75	N/A
End of period	$18.72	$17.33	$12.60	$10.47	$10.08	$8.42	$6.49	$9.69	$10.78	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.86	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.51	$8.32	$9.04
End of period	$12.70	$11.86	$9.32	$8.59	$7.47	$6.15	$5.44	$10.34	$10.51	$8.32
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.20	$7.08	$5.75	$6.78	$6.13	$5.30	$11.01	$13.67	$11.81	$11.42
End of period	$10.14	$9.20	$7.08	$5.75	$6.78	$6.13	$5.30	$11.01	$13.67	$11.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.97	$13.55	$11.31	$12.64	$11.31	$8.85	$17.64	$16.28	$11.92	$11.10
End of period	$16.17	$14.97	$13.55	$11.31	$12.64	$11.31	$8.85	$17.64	$16.28	$11.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.74	$12.92	$11.18	$10.34	$10.21	$8.66	$11.57	$11.03	$10.65	$10.15
End of period	$21.64	$17.74	$12.92	$11.18	$10.34	$10.21	$8.66	$11.57	$11.03	$10.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.27	$13.75	$11.95	$13.97	$13.42	$10.65	$19.13	$17.78	$14.52	$13.15
End of period	$14.90	$16.27	$13.75	$11.95	$13.97	$13.42	$10.65	$19.13	$17.78	$14.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.60	$11.74	N/A
End of period	$15.92	$14.67	$11.43	$9.93	$10.40	$9.11	$7.53	$13.44	$13.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.79	$12.21	$10.46	$10.52	$9.21	$7.05	$12.36	$10.65	N/A	N/A
End of period	$19.39	$16.79	$12.21	$10.46	$10.52	$9.21	$7.05	$12.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.96	$28.61	$28.13	$27.94	$24.06	$20.55	$33.93	$25.73	$21.85	$16.38
End of period	$30.55	$34.96	$28.61	$28.13	$27.94	$24.06	$20.55	$33.93	$25.73	$21.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.96	$10.19	$9.38	$9.17	$8.07	$6.96	$10.62	$10.13	N/A	N/A
End of period	$14.32	$13.96	$10.19	$9.38	$9.17	$8.07	$6.96	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.59	$16.65	$14.57	$15.27	$12.45	$9.25	$15.21	$14.52	$13.58	$12.44
End of period	$22.99	$21.59	$16.65	$14.57	$15.27	$12.45	$9.25	$15.21	$14.52	$13.58
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.11	$10.99	$9.77	$9.88	$8.86	$7.21	$11.86	$11.60	$10.34	$10.16
End of period	$15.55	$14.11	$10.99	$9.77	$9.88	$8.86	$7.21	$11.86	$11.60	$10.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.52	$14.46	$12.80	$13.73	$11.15	$8.98	$14.15	$14.83	$12.95	$12.74
End of period	$19.92	$19.52	$14.46	$12.80	$13.73	$11.15	$8.98	$14.15	$14.83	$12.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.00	$6.50	$6.00	$6.17	$5.65	$3.54	$6.41	$5.74	$5.38	$5.39
End of period	$9.40	$8.00	$6.50	$6.00	$6.17	$5.65	$3.54	$6.41	$5.74	$5.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.41	$9.44	$8.87	$11.81	$9.90	$8.85	$17.27	$14.83	$15.43	$11.40
End of period	$13.03	$12.41	$9.44	$8.87	$11.81	$9.90	$8.85	$17.27	$14.83	$15.43
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.25	$13.20	$11.23	$12.56	$11.16	$8.21	$14.25	$13.75	$12.05	$10.87
End of period	$16.14	$16.25	$13.20	$11.23	$12.56	$11.16	$8.21	$14.25	$13.75	$12.05
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.29	$17.06	$16.19	$15.84	$15.11	$13.42	$13.71	$13.00	$12.88	$12.92
End of period	$16.51	$16.29	$17.06	$16.19	$15.84	$15.11	$13.42	$13.71	$13.00	$12.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,253	1,290	1,327	1,367

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.56	$15.70	$13.80	$13.52	$11.99	$8.41	$12.46	$12.92	$11.99	$12.10
End of period	$16.17	$16.56	$15.70	$13.80	$13.52	$11.99	$8.41	$12.46	$12.92	$11.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.77	$15.92	$14.12	$15.29	$13.35	$9.47	$18.41	$20.01	$18.16	$17.76
End of period	$23.87	$21.77	$15.92	$14.12	$15.29	$13.35	$9.47	$18.41	$20.01	$18.16
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.14	$11.91	$11.24	$11.18	$10.55	$9.53	$11.33	$10.94	$10.40	N/A
End of period	$12.20	$12.14	$11.91	$11.24	$11.18	$10.55	$9.53	$11.33	$10.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.36	$12.41	$11.48	$11.68	$10.76	$9.30	$12.12	$11.54	$10.72	N/A
End of period	$13.54	$13.36	$12.41	$11.48	$11.68	$10.76	$9.30	$12.12	$11.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$38.04	$28.14	$24.29	$25.21	$22.15	$15.83	$28.42	$26.48	$23.89	$23.09
End of period	$40.31	$38.04	$28.14	$24.29	$25.21	$22.15	$15.83	$28.42	$26.48	$23.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.98	$43.57	$39.35	$40.96	$32.86	$22.95	$39.67	$34.72	$33.35	$29.98
End of period	$63.77	$57.98	$43.57	$39.35	$40.96	$32.86	$22.95	$39.67	$34.72	$33.35
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.63	$9.87	$9.88	$10.00	$9.96	$9.50	$10.36	$10.14	N/A	N/A
End of period	$9.43	$9.63	$9.87	$9.88	$10.00	$9.96	$9.50	$10.36	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.41	$14.52	$12.48	$13.07	$11.57	$8.66	$14.92	$15.17	$12.97	$12.53
End of period	$21.42	$19.41	$14.52	$12.48	$13.07	$11.57	$8.66	$14.92	$15.17	$12.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.10	$25.88	$24.11	$23.95	$22.17	$19.00	$24.58	$23.46	$21.17	$20.62
End of period	$32.24	$30.10	$25.88	$24.11	$23.95	$22.17	$19.00	$24.58	$23.46	$21.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.03	$10.29	$10.55	$10.82	$11.10	$11.37	$11.41	$11.18	$10.97	$10.96
End of period	$9.78	$10.03	$10.29	$10.55	$10.82	$11.10	$11.37	$11.41	$11.18	$10.97
Accumulation units outstanding at the end of period	-	-	-	-	-	-	5,944	6,114	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.22	$19.74	$17.41	$18.23	$16.45	$13.61	$20.94	$19.92	$16.90	$16.03
End of period	$27.37	$25.22	$19.74	$17.41	$18.23	$16.45	$13.61	$20.94	$19.92	$16.90
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$31.00	$22.88	$21.22	$21.61	$19.68	$14.97	$25.98	$24.30	$23.83	$23.35
End of period	$32.90	$31.00	$22.88	$21.22	$21.61	$19.68	$14.97	$25.98	$24.30	$23.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.03	$10.68	$9.69	$10.44	$9.83	$8.23	$11.78	$11.19	$10.36	$9.66
End of period	$11.79	$12.03	$10.68	$9.69	$10.44	$9.83	$8.23	$11.78	$11.19	$10.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$28.10	$23.40	$20.51	$22.04	$20.23	$15.01	$26.78	$22.77	$20.62	N/A
End of period	$28.04	$28.10	$23.40	$20.51	$22.04	$20.23	$15.01	$26.78	$22.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.14	$15.29	$13.80	$14.27	$13.09	$10.04	$16.89	$17.23	$15.73	$15.61
End of period	$21.56	$20.14	$15.29	$13.80	$14.27	$13.09	$10.04	$16.89	$17.23	$15.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$32.07	$25.21	$22.73	$23.86	$18.05	$13.67	$22.72	$20.80	$17.77	$17.78
End of period	$32.13	$32.07	$25.21	$22.73	$23.86	$18.05	$13.67	$22.72	$20.80	$17.77
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.68	$11.40	$10.43	$10.43	$9.51	$7.34	$10.71	$10.79	N/A	N/A
End of period	$12.75	$12.68	$11.40	$10.43	$10.43	$9.51	$7.34	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	517	518	519	520	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.01	$12.98	$11.33	$11.94	$9.66	$7.42	$11.38	$12.44	$10.84	N/A
End of period	$16.60	$17.01	$12.98	$11.33	$11.94	$9.66	$7.42	$11.38	$12.44	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$20.08	$20.82	$19.82	$19.13	$18.24	$16.39	$17.73	$17.01	$16.66	$16.66
End of period	$20.63	$20.08	$20.82	$19.82	$19.13	$18.24	$16.39	$17.73	$17.01	$16.66
Accumulation units outstanding at the end of period	-	-	-	1,103	1,171	1,245	1,330	1,405	1,473	1,162

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.76	$12.95	$11.26	$12.36	$10.19	$7.88	$12.66	$12.63	$11.20	N/A
End of period	$18.48	$16.76	$12.95	$11.26	$12.36	$10.19	$7.88	$12.66	$12.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.40	$13.38	$10.70	$11.71	$10.25	$7.94	$12.67	$15.29	$11.50	N/A
End of period	$15.03	$13.40	$13.38	$10.70	$11.71	$10.25	$7.94	$12.67	$15.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.62	$14.33	$12.70	$13.99	$12.78	$9.57	$16.63	$15.54	$13.01	$12.06
End of period	$16.24	$16.62	$14.33	$12.70	$13.99	$12.78	$9.57	$16.63	$15.54	$13.01
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.28	$11.23	$10.24	$11.26	$9.84	$8.12	$13.37	$11.85	$11.27	$10.78
End of period	$16.13	$15.28	$11.23	$10.24	$11.26	$9.84	$8.12	$13.37	$11.85	$11.27
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.44	$16.80	$16.00	$17.40	$14.50	$10.65	$17.91	$18.87	$16.89	$15.93
End of period	$22.83	$21.44	$16.80	$16.00	$17.40	$14.50	$10.65	$17.91	$18.87	$16.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.00	$15.42	$13.44	$13.98	$11.36	$8.65	$14.72	$13.56	$12.15	$11.50
End of period	$22.10	$21.00	$15.42	$13.44	$13.98	$11.36	$8.65	$14.72	$13.56	$12.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.97	$10.95	$9.59	$11.29	$10.77	$8.49	$15.69	$14.38	$11.17	$9.67
End of period	$11.31	$12.97	$10.95	$9.59	$11.29	$10.77	$8.49	$15.69	$14.38	$11.17
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$29.70	$21.45	$18.93	$20.64	$16.86	$12.10	$22.34	$21.24	$19.44	$18.79
End of period	$32.19	$29.70	$21.45	$18.93	$20.64	$16.86	$12.10	$22.34	$21.24	$19.44
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.21	$17.23	$17.06	$15.93	$15.23	$15.07	$14.51	$13.99	$13.90	$13.94
End of period	$16.65	$16.21	$17.23	$17.06	$15.93	$15.23	$15.07	$14.51	$13.99	$13.90
Accumulation units outstanding at the end of period	-	-	-	964	1,023	1,087	1,162	1,227	1,287	888

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.38	$12.84	$10.78	$13.44	$11.31	$6.76	$13.88	$10.81	N/A	N/A
End of period	$11.43	12.38	$12.84	$10.78	$13.44	$11.31	$6.76	$13.88	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.22	$15.16	$13.21	$12.45	$10.40	$6.98	$11.05	$11.67	$10.66	$11.27
End of period	$20.12	$20.22	$15.16	$13.21	$12.45	$10.40	$6.98	$11.05	$11.67	$10.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.01	$12.67	$12.55	$12.01	$11.64	$11.29	$11.17	$10.77	$10.66	$10.74
End of period	$12.37	$12.01	$12.67	$12.55	$12.01	$11.64	$11.29	$11.17	$10.77	$10.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.39	$5.41	$4.62	$4.89	$4.10	$3.35	$5.69	$5.59	$4.22	$4.28
End of period	$6.57	$6.39	$5.41	$4.62	$4.89	$4.10	$3.35	$5.69	$5.59	$4.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.30	$12.57	$10.45	$10.06	$8.41	$6.48	$9.67	$10.77	$9.74	N/A
End of period	$18.68	$17.30	$12.57	$10.45	$10.06	$8.41	$6.48	$9.67	$10.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.83	$9.30	$8.58	$7.46	$6.14	$5.44	$10.33	$10.49	$8.31	$9.04
End of period	$12.67	$11.83	$9.30	$8.58	$7.46	$6.14	$5.44	$10.33	$10.49	$8.31
Accumulation units outstanding at the end of period	-	-	-	-	5,619	5,875	6,039	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.18	$7.06	$5.74	$6.76	$6.12	$5.29	$10.99	$13.65	$11.80	$11.41
End of period	$10.12	$9.18	$7.06	$5.74	$6.76	$6.12	$5.29	$10.99	$13.65	$11.80
Accumulation units outstanding at the end of period	-	-	-	-	4,426	4,627	4,757	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.93	$13.52	$11.29	$12.62	$11.29	$8.84	$17.61	$16.26	$11.91	$11.09
End of period	$16.14	$14.93	$13.52	$11.29	$12.62	$11.29	$8.84	$17.61	$16.26	$11.91
Accumulation units outstanding at the end of period	-	-	-	-	4,580	4,789	4,923	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.71	$12.89	$11.16	$10.32	$10.20	$8.65	$11.55	$11.02	$10.64	$10.14
End of period	$21.60	$17.71	$12.89	$11.16	$10.32	$10.20	$8.65	$11.55	$11.02	$10.64
Accumulation units outstanding at the end of period	-	-	-	-	4,971	5,197	5,343	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.25	$13.73	$11.93	$13.95	$13.40	$10.63	$19.12	$17.77	$14.51	$13.14
End of period	$14.87	$16.25	$13.73	$11.93	$13.95	$13.40	$10.63	$19.12	$17.77	$14.51
Accumulation units outstanding at the end of period	-	-	-	107	114	121	129	136	143	116

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.65	$11.42	$9.92	$10.39	$9.11	$7.53	$13.44	$13.59	$11.73	$10.88
End of period	$15.90	$14.65	$11.42	$9.92	$10.39	$9.11	$7.53	$13.44	$13.59	$11.73
Accumulation units outstanding at the end of period	-	-	-	192	204	217	232	245	257	207

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.64	$9.02	$8.10	$9.22	$8.32	$6.20	$11.79	$10.65	N/A	N/A
End of period	$12.14	$11.64	$9.02	$8.10	$9.22	$8.32	$6.20	$11.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.77	$12.19	$10.45	$10.52	$9.20	$7.04	$12.35	$10.64	$10.42	N/A
End of period	$19.36	$16.77	$12.19	$10.45	$10.52	$9.20	$7.04	$12.35	$10.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.89	$28.55	$28.08	$27.89	$24.02	$20.52	$33.88	$25.70	$21.83	$16.37
End of period	$30.48	$34.89	$28.55	$28.08	$27.89	$24.02	$20.52	$33.88	$25.70	$21.83
Accumulation units outstanding at the end of period	-	-	-	-	2,897	3,029	3,114	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.95	$10.18	$9.37	$9.16	$8.06	$6.96	$10.62	$10.13	N/A	N/A
End of period	$14.30	$13.95	$10.18	$9.37	$9.16	$8.06	$6.96	$10.62	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.55	$16.63	$14.55	$15.25	$12.44	$9.24	$15.19	$14.51	$13.57	$12.43
End of period	$22.95	$21.55	$16.63	$14.55	$15.25	$12.44	$9.24	$15.19	$14.51	$13.57
Accumulation units outstanding at the end of period	-	-	-	930	987	1,049	1,121	1,184	1,241	1,121

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.08	$10.97	$9.76	$9.87	$8.85	$7.20	$11.85	$11.59	$10.33	$10.16
End of period	$15.52	$14.08	$10.97	$9.76	$9.87	$8.85	$7.20	$11.85	$11.59	$10.33
Accumulation units outstanding at the end of period	-	-	-	1,077	1,144	1,215	1,299	1,372	1,438	1,147

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.49	$14.44	$12.79	$13.71	$11.14	$8.97	$14.14	$14.82	$12.94	$12.74
End of period	$19.88	$19.49	$14.44	$12.79	$13.71	$11.14	$8.97	$14.14	$14.82	$12.94
Accumulation units outstanding at the end of period	-	-	-	286	303	322	344	364	381	308

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.98	$6.49	$5.98	$6.16	$5.64	$3.53	$6.40	$5.73	$5.38	$5.39
End of period	$9.38	$7.98	$6.49	$5.98	$6.16	$5.64	$3.53	$6.40	$5.73	$5.38
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.39	$9.43	$8.86	$11.80	$9.89	$8.84	$17.27	$14.83	$15.42	$11.40
End of period	$13.01	$12.39	$9.43	$8.86	$11.80	$9.89	$8.84	$17.27	$14.83	$15.42
Accumulation units outstanding at the end of period	-	-	-	107	113	120	129	136	143	116

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.22	$13.18	$11.22	$12.54	$11.15	$8.20	$14.23	$13.73	$12.05	$10.86
End of period	$16.11	$16.22	$13.18	$11.22	$12.54	$11.15	$8.20	$14.23	$13.73	$12.05
Accumulation units outstanding at the end of period	-	-	-	-	457	458	459	459	460	461

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.25	$17.02	$16.16	$15.81	$15.08	$13.40	$13.69	$12.98	$12.87	$12.90
End of period	$16.47	$16.25	$17.02	$16.16	$15.81	$15.08	$13.40	$13.69	$12.98	$12.87
Accumulation units outstanding at the end of period	-	-	-	-	4,148	4,322	4,435	330	331	331

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.52	$15.67	$13.77	$13.49	$11.97	$8.40	$12.44	$12.91	$11.98	$12.09
End of period	$16.13	$16.52	$15.67	$13.77	$13.49	$11.97	$8.40	$12.44	$12.91	$11.98
Accumulation units outstanding at the end of period	-	-	-	614	651	692	740	781	819	649

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.70	$15.88	$14.09	$15.25	$13.32	$9.45	$18.37	$19.98	$18.13	$17.73
End of period	$23.80	$21.70	$15.88	$14.09	$15.25	$13.32	$9.45	$18.37	$19.98	$18.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.94	$28.07	$24.23	$25.16	$22.10	$15.80	$28.37	$26.43	$23.85	$23.06
End of period	$40.20	$37.94	$28.07	$24.23	$25.16	$22.10	$15.80	$28.37	$26.43	$23.85
Accumulation units outstanding at the end of period	-	-	-	-	188	188	188	188	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.82	$43.45	$39.25	$40.86	$32.79	$22.91	$39.60	$34.66	$33.29	$29.94
End of period	$63.58	$57.82	$43.45	$39.25	$40.86	$32.79	$22.91	$39.60	$34.66	$33.29
Accumulation units outstanding at the end of period	-	-	-	-	1,688	1,765	1,814	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.62	$9.86	$9.87	$9.99	$9.96	$9.49	$10.35	$10.14	N/A	N/A
End of period	$9.42	$9.62	$9.86	$9.87	$9.99	$9.96	$9.49	$10.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.37	$14.49	$12.46	$13.05	$11.55	$8.65	$14.90	$15.16	$12.96	$12.52
End of period	$21.38	$19.37	$14.49	$12.46	$13.05	$11.55	$8.65	$14.90	$15.16	$12.96
Accumulation units outstanding at the end of period	-	-	-	-	4,004	4,186	4,304	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$30.02	$25.81	$24.05	$23.89	$22.12	$18.96	$24.53	$23.42	$21.14	$20.59
End of period	$32.15	$30.02	$25.81	$24.05	$23.89	$22.12	$18.96	$24.53	$23.42	$21.14
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.00	$10.26	$10.53	$10.80	$11.08	$11.35	$11.39	$11.16	$10.95	$10.94
End of period	$9.75	$10.00	$10.26	$10.53	$10.80	$11.08	$11.35	$11.39	$11.16	$10.95
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.18	$19.71	$17.38	$18.21	$16.43	$13.60	$20.93	$19.91	$16.89	$16.02
End of period	$27.32	$25.18	$19.71	$17.38	$18.21	$16.43	$13.60	$20.93	$19.91	$16.89
Accumulation units outstanding at the end of period	-	-	-	-	286	286	287	287	288	288

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$31.87	$25.07	$22.60	$23.74	$17.96	$13.61	$22.63	$20.72	$17.71	N/A
End of period	$31.92	$31.87	$25.07	$22.60	$23.74	$17.96	$13.61	$22.63	$20.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	$10.79	N/A	N/A
End of period	$12.71	$12.64	$11.37	$10.40	$10.41	$9.49	$7.33	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.96	$12.95	$11.30	$11.92	$9.65	$7.41	$11.37	$12.44	$10.84	N/A
End of period	$16.55	$16.96	$12.95	$11.30	$11.92	$9.65	$7.41	$11.37	$12.44	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.71	$12.92	$11.23	$12.34	$10.18	$7.87	$12.64	$12.63	$11.20	N/A
End of period	$18.42	$16.71	$12.92	$11.23	$12.34	$10.18	$7.87	$12.64	$12.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.36	$13.34	$10.67	$11.69	$10.24	$7.93	$12.65	$15.28	$11.50	N/A
End of period	$14.98	$13.36	$13.34	$10.67	$11.69	$10.24	$7.93	$12.65	$15.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.51	$14.24	$12.63	$13.92	$12.72	$9.53	$16.56	$15.48	N/A	N/A
End of period	$16.13	$16.51	$14.24	$12.63	$13.92	$12.72	$9.53	$16.56	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.10	$17.12	$16.96	$15.85	$15.15	$14.99	$14.44	$13.94	$13.85	$13.89
End of period	$16.53	$16.10	$17.12	$16.96	$15.85	$15.15	$14.99	$14.44	$13.94	$13.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	353	799

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.96	$12.62	$12.50	$11.97	$11.61	$11.26	$11.15	$10.75	$10.65	N/A
End of period	$12.31	$11.96	$12.62	$12.50	$11.97	$11.61	$11.26	$11.15	$10.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.20	$12.51	$10.40	$10.02	$8.38	$6.46	$9.64	$10.74	$9.72	N/A
End of period	$18.57	$17.20	$12.51	$10.40	$10.02	$8.38	$6.46	$9.64	$10.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.13	$7.03	$5.72	$6.74	$6.09	$5.27	$10.96	$13.61	N/A	N/A
End of period	$10.06	$9.13	$7.03	$5.72	$6.74	$6.09	$5.27	$10.96	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.61	$11.38	$9.90	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73	$10.88
End of period	$15.84	$14.61	$11.38	$9.90	$10.37	$9.09	$7.51	$13.42	$13.58	$11.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	3,076	7,698

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.14	$13.12	$11.17	$12.49	$11.11	$8.18	$14.20	$13.71	$12.03	N/A
End of period	$16.03	$16.14	$13.12	$11.17	$12.49	$11.11	$8.18	$14.20	$13.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.16	$16.93	$16.08	$15.74	$15.02	$13.35	$13.64	$12.94	$12.83	$12.87
End of period	$16.37	$16.16	$16.93	$16.08	$15.74	$15.02	$13.35	$13.64	$12.94	$12.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	568	1,294

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.93	$10.40	N/A
End of period	$12.14	$12.08	$11.86	$11.19	$11.14	$10.52	$9.51	$11.31	$10.93	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$15.74	$13.94	$12.58	$13.08	$11.86	$9.86	$13.95	$13.18	$12.06	N/A
End of period	$16.03	$15.74	$13.94	$12.58	$13.08	$11.86	$9.86	$13.95	$13.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.59	$9.84	$9.85	$9.97	$9.94	$9.48	$10.35	$10.13	N/A	N/A
End of period	$9.39	$9.59	$9.84	$9.85	$9.97	$9.94	$9.48	$10.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.93	$10.20	$10.46	$10.74	$11.02	$11.29	$11.34	$11.11	$10.91	N/A
End of period	$9.68	$9.93	$10.20	$10.46	$10.74	$11.02	$11.29	$11.34	$11.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$20.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,548	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,513	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,034	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	828	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,327	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	890	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.15	$16.92	$16.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.36	$16.15	$16.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,089	1,641	11,201	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$63.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	447	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$30.71	$22.68	$21.04	$21.44	$19.53	$14.87	$25.82	$24.15	$23.70	$23.24
End of period	$32.58	$30.71	$22.68	$21.04	$21.44	$19.53	$14.87	$25.82	$24.15	$23.70
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.95	$10.61	$9.64	$10.39	$9.78	$8.20	$11.73	$11.15	$10.33	$9.63
End of period	$11.70	$11.95	$10.61	$9.64	$10.39	$9.78	$8.20	$11.73	$11.15	$10.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	40	51

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.84	$23.19	$20.34	$21.87	$20.08	$14.91	$26.61	$22.64	$20.51	$20.65
End of period	$27.76	$27.84	$23.19	$20.34	$21.87	$20.08	$14.91	$26.61	$22.64	$20.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.97	$15.17	$13.69	$14.17	$13.01	$9.98	$16.80	$17.14	$15.66	$15.55
End of period	$21.37	$19.97	$15.17	$13.69	$14.17	$13.01	$9.98	$16.80	$17.14	$15.66
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$31.79	$25.01	$22.55	$23.69	$17.93	$13.58	$22.59	$20.69	$17.68	$17.70
End of period	$31.84	$31.79	$25.01	$22.55	$23.69	$17.93	$13.58	$22.59	$20.69	$17.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.95	$9.06	$8.02	$8.35	$7.76	$6.12	$9.84	N/A	N/A	N/A
End of period	$10.95	$10.95	$9.06	$8.02	$8.35	$7.76	$6.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,257	2,257	2,257	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.63	$11.36	$10.40	$10.41	$9.49	$7.33	$10.70	$10.79	N/A	N/A
End of period	$12.70	$12.63	$11.36	$10.40	$10.41	$9.49	$7.33	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	464	622	652	837	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.62	$8.50	$7.67	$7.93	$7.30	$5.91	$9.77	N/A	N/A	N/A
End of period	$11.10	$10.62	$8.50	$7.67	$7.93	$7.30	$5.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,052	1,965	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.93	$12.93	$11.29	$11.91	$9.64	$7.41	$11.37	$12.43	$10.84	N/A
End of period	$16.52	$16.93	$12.93	$11.29	$11.91	$9.64	$7.41	$11.37	$12.43	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.89	$20.63	$19.66	$18.99	$18.11	$16.28	$17.62	$16.91	$16.58	$16.58
End of period	$20.43	$19.89	$20.63	$19.66	$18.99	$18.11	$16.28	$17.62	$16.91	$16.58
Accumulation units outstanding at the end of period	-	-	429	470	943	1,555	1,924	2,046	2,098	1,479

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.68	$12.90	$11.22	$12.33	$10.17	$7.87	$12.64	$12.62	$11.19	N/A
End of period	$18.39	$16.68	$12.90	$11.22	$12.33	$10.17	$7.87	$12.64	$12.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	790	790	790	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.34	$13.33	$10.66	$11.68	$10.23	$7.92	$12.65	$15.28	$11.50	N/A
End of period	$14.96	$13.34	$13.33	$10.66	$11.68	$10.23	$7.92	$12.65	$15.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.47	$14.21	$12.60	$13.89	$12.69	$9.51	$16.53	$15.45	$12.94	$12.00
End of period	$16.08	$16.47	$14.21	$12.60	$13.89	$12.69	$9.51	$16.53	$15.45	$12.94
Accumulation units outstanding at the end of period	-	-	252	250	561	1,068	1,264	995	1,027	808

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.19	$11.17	$10.19	$11.21	$9.80	$8.09	$13.33	$11.82	$11.25	$10.76
End of period	$16.03	$15.19	$11.17	$10.19	$11.21	$9.80	$8.09	$13.33	$11.82	$11.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.27	$16.68	$15.89	$17.29	$14.42	$10.60	$17.82	$18.78	$16.83	$15.87
End of period	$22.64	$21.27	$16.68	$15.89	$17.29	$14.42	$10.60	$17.82	$18.78	$16.83
Accumulation units outstanding at the end of period	-	-	294	292	604	1,191	1,328	1,070	1,135	814

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.86	$15.33	$13.37	$13.91	$11.32	$8.62	$14.68	$13.53	$12.13	$11.48
End of period	$21.95	$20.86	$15.33	$13.37	$13.91	$11.32	$8.62	$14.68	$13.53	$12.13
Accumulation units outstanding at the end of period	-	-	170	181	459	1,027	1,116	908	835	625

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.87	$10.87	$9.53	$11.22	$10.70	$8.44	$15.61	$14.31	$11.13	$9.63
End of period	$11.21	$12.87	$10.87	$9.53	$11.22	$10.70	$8.44	$15.61	$14.31	$11.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	43	54

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$29.42	$21.26	$18.78	$20.48	$16.74	$12.02	$22.20	$21.11	$19.34	$18.70
End of period	$31.87	$29.42	$21.26	$18.78	$20.48	$16.74	$12.02	$22.20	$21.11	$19.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	167	189	195

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.06	$17.08	$16.92	$15.81	$15.12	$14.96	$14.42	$13.91	$13.83	$13.87
End of period	$16.49	$16.06	$17.08	$16.92	$15.81	$15.12	$14.96	$14.42	$13.91	$13.83
Accumulation units outstanding at the end of period	-	-	754	855	1,688	2,696	3,330	3,708	3,780	2,645

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.33	$12.80	$10.75	$13.41	$11.29	$6.75	$13.87	$10.80	N/A	N/A
End of period	$11.38	12.33	$12.80	$10.75	$13.41	$11.29	$6.75	$13.87	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$20.08	$15.06	$13.13	$12.38	$10.34	$6.94	$11.00	$11.62	$10.63	$11.24
End of period	$19.97	$20.08	$15.06	$13.13	$12.38	$10.34	$6.94	$11.00	$11.62	$10.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	261	261	261

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.94	$12.60	$12.48	$11.96	$11.59	$11.25	$11.14	$10.75	$10.64	$10.72
End of period	$12.29	$11.94	$12.60	$12.48	$11.96	$11.59	$11.25	$11.14	$10.75	$10.64
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.34	$5.38	$4.59	$4.86	$4.07	$3.33	$5.66	$5.57	$4.20	$4.27
End of period	$6.52	$6.34	$5.38	$4.59	$4.86	$4.07	$3.33	$5.66	$5.57	$4.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.17	$12.49	$10.38	$10.00	$8.37	$6.45	$9.64	$10.74	$9.71	$10.22
End of period	$18.54	$17.17	$12.49	$10.38	$10.00	$8.37	$6.45	$9.64	$10.74	$9.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.75	$9.24	$8.53	$7.42	$6.11	$5.41	$10.29	$10.45	$8.28	$9.01
End of period	$12.57	$11.75	$9.24	$8.53	$7.42	$6.11	$5.41	$10.29	$10.45	$8.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	41	53

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.11	$7.01	$5.71	$6.73	$6.08	$5.26	$10.95	$13.60	$11.76	$11.38
End of period	$10.04	$9.11	$7.01	$5.71	$6.73	$6.08	$5.26	$10.95	$13.60	$11.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.83	$13.43	$11.22	$12.55	$11.23	$8.80	$17.54	$16.20	$11.87	$11.06
End of period	$16.01	$14.83	$13.43	$11.22	$12.55	$11.23	$8.80	$17.54	$16.20	$11.87
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	280	318	328

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.58	$12.81	$11.09	$10.26	$10.14	$8.61	$11.50	$10.98	$10.60	$10.11
End of period	$21.43	$17.58	$12.81	$11.09	$10.26	$10.14	$8.61	$11.50	$10.98	$10.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.15	$13.65	$11.87	$13.89	$13.35	$10.60	$19.06	$17.72	$14.49	$13.12
End of period	$14.78	$16.15	$13.65	$11.87	$13.89	$13.35	$10.60	$19.06	$17.72	$14.49
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	234	265	274

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.59	$11.37	$9.89	$10.36	$9.08	$7.51	$13.42	$13.58	$11.73	$10.88
End of period	$15.82	$14.59	$11.37	$9.89	$10.36	$9.08	$7.51	$13.42	$13.58	$11.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.60	$9.00	$8.08	$9.20	$8.31	$6.19	$11.79	$10.65	N/A	N/A
End of period	$12.09	$11.60	$9.00	$8.08	$9.20	$8.31	$6.19	$11.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.69	$12.14	$10.42	$10.48	$9.18	$7.03	$12.33	$10.63	$10.42	N/A
End of period	$19.26	$16.69	$12.14	$10.42	$10.48	$9.18	$7.03	$12.33	$10.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.63	$28.36	$27.90	$27.73	$23.90	$20.43	$33.74	$25.60	$21.76	$16.32
End of period	$30.25	$34.63	$28.36	$27.90	$27.73	$23.90	$20.43	$33.74	$25.60	$21.76
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	303	210	217

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.42	$16.53	$14.48	$15.18	$12.39	$9.21	$15.15	$14.47	$13.54	$12.41
End of period	$22.80	$21.42	$16.53	$14.48	$15.18	$12.39	$9.21	$15.15	$14.47	$13.54
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.00	$10.91	$9.71	$9.82	$8.81	$7.18	$11.82	$11.56	$10.31	$10.14
End of period	$15.42	$14.00	$10.91	$9.71	$9.82	$8.81	$7.18	$11.82	$11.56	$10.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.37	$14.36	$12.72	$13.65	$11.09	$8.94	$14.10	$14.78	$12.92	$12.72
End of period	$19.75	$19.37	$14.36	$12.72	$13.65	$11.09	$8.94	$14.10	$14.78	$12.92
Accumulation units outstanding at the end of period	-	-	180	188	467	1,066	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.92	$6.44	$5.95	$6.12	$5.61	$3.51	$6.37	$5.71	$5.36	$5.37
End of period	$9.31	$7.92	$6.44	$5.95	$6.12	$5.61	$3.51	$6.37	$5.71	$5.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.33	$9.39	$8.83	$11.76	$9.86	$8.83	$17.24	$14.81	$15.41	$11.40
End of period	$12.94	$12.33	$9.39	$8.83	$11.76	$9.86	$8.83	$17.24	$14.81	$15.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.11	$13.10	$11.16	$12.48	$11.10	$8.17	$14.18	$13.70	$12.02	$10.85
End of period	$16.00	$16.11	$13.10	$11.16	$12.48	$11.10	$8.17	$14.18	$13.70	$12.02
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$16.12	$16.90	$16.05	$15.71	$14.99	$13.33	$13.63	$12.92	$12.82	$12.86
End of period	$16.33	$16.12	$16.90	$16.05	$15.71	$14.99	$13.33	$13.63	$12.92	$12.82
Accumulation units outstanding at the end of period	-	-	1,299	1,420	3,395	5,612	6,843	7,561	7,405	5,357

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.39	$15.55	$13.67	$13.41	$11.90	$8.35	$12.38	$12.85	$11.93	$12.04
End of period	$15.99	$16.39	$15.55	$13.67	$13.41	$11.90	$8.35	$12.38	$12.85	$11.93
Accumulation units outstanding at the end of period	-	-	-	-	-	316	317	317	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.50	$15.74	$13.97	$15.13	$13.23	$9.39	$18.26	$19.86	$18.03	$17.64
End of period	$23.57	$21.50	$15.74	$13.97	$15.13	$13.23	$9.39	$18.26	$19.86	$18.03
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.07	$11.85	$11.18	$11.13	$10.51	$9.50	$11.31	N/A	N/A	N/A
End of period	$12.12	$12.07	$11.85	$11.18	$11.13	$10.51	$9.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	234	313	328	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.28	$12.35	$11.42	$11.63	$10.72	$9.28	$12.09	$11.52	$10.71	N/A
End of period	$13.45	$13.28	$12.35	$11.42	$11.63	$10.72	$9.28	$12.09	$11.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.58	$27.82	$24.03	$24.96	$21.94	$15.69	$28.19	$26.28	$23.72	$22.95
End of period	$39.80	$37.58	$27.82	$24.03	$24.96	$21.94	$15.69	$28.19	$26.28	$23.72
Accumulation units outstanding at the end of period	-	-	-	-	-	760	795	598	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$57.28	$43.07	$38.93	$40.54	$32.55	$22.75	$39.35	$34.46	$33.12	$29.79
End of period	$62.96	$57.28	$43.07	$38.93	$40.54	$32.55	$22.75	$39.35	$34.46	$33.12
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.58	$9.83	$9.85	$9.97	$9.94	$9.48	$10.35	$10.13	N/A	N/A
End of period	$9.37	$9.58	$9.83	$9.85	$9.97	$9.94	$9.48	$10.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.23	$14.40	$12.38	$12.98	$11.50	$8.61	$14.84	$15.11	$12.92	$12.49
End of period	$21.22	$19.23	$14.40	$12.38	$12.98	$11.50	$8.61	$14.84	$15.11	$12.92
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.74	$25.58	$23.85	$23.71	$21.95	$18.83	$24.38	$23.28	$21.02	$20.49
End of period	$31.83	$29.74	$25.58	$23.85	$23.71	$21.95	$18.83	$24.38	$23.28	$21.02
Accumulation units outstanding at the end of period	-	-	-	-	104	308	315	357	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.91	$10.17	$10.44	$10.71	$11.00	$11.27	$11.32	$11.10	$10.90	$10.89
End of period	$9.65	$9.91	$10.17	$10.44	$10.71	$11.00	$11.27	$11.32	$11.10	$10.90
Accumulation units outstanding at the end of period	-	-	2,773	2,818	4,930	4,589	6,929	7,384	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$25.04	$19.61	$17.30	$18.13	$16.37	$13.55	$20.87	$19.87	$16.86	$16.00
End of period	$27.16	$25.04	$19.61	$17.30	$18.13	$16.37	$13.55	$20.87	$19.87	$16.86
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$30.42	$22.48	$20.87	$21.27	$19.39	$14.77	$25.66	$24.01	$23.57	$23.13
End of period	$32.26	$30.42	$22.48	$20.87	$21.27	$19.39	$14.77	$25.66	$24.01	$23.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.87	$10.55	$9.58	$10.33	$9.73	$8.16	$11.68	$11.12	$10.30	$9.61
End of period	$11.62	$11.87	$10.55	$9.58	$10.33	$9.73	$8.16	$11.68	$11.12	$10.30
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.58	$22.99	$20.17	$21.69	$19.93	$14.81	$26.44	$22.51	$20.40	$20.55
End of period	$27.49	$27.58	$22.99	$20.17	$21.69	$19.93	$14.81	$26.44	$22.51	$20.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.80	$15.04	$13.59	$14.07	$12.92	$9.91	$16.70	$17.05	$15.59	$15.48
End of period	$21.17	$19.80	$15.04	$13.59	$14.07	$12.92	$9.91	$16.70	$17.05	$15.59
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$31.51	$24.81	$22.38	$23.53	$17.81	$13.50	$22.46	$20.58	$17.60	$17.63
End of period	$31.55	$31.51	$24.81	$22.38	$23.53	$17.81	$13.50	$22.46	$20.58	$17.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.67	$7.01	$5.83	$8.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.23	$6.67	$7.01	$5.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	781	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.91	$9.04	$8.00	$8.33	$7.75	$6.12	$9.84	N/A	N/A	N/A
End of period	$10.91	$10.91	$9.04	$8.00	$8.33	$7.75	$6.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	701	769	841	917	1,010	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.58	$11.32	$10.37	$10.38	$9.47	$7.32	$10.70	$10.79	N/A	N/A
End of period	$12.64	$12.58	$11.32	$10.37	$10.38	$9.47	$7.32	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.86	$12.89	$11.25	$11.88	$9.62	$7.39	$11.35	$12.42	$10.84	N/A
End of period	$16.44	$16.86	$12.89	$11.25	$11.88	$9.62	$7.39	$11.35	$12.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.71	$20.45	$19.49	$18.84	$17.97	$16.17	$17.51	$16.81	$16.49	$16.50
End of period	$20.22	$19.71	$20.45	$19.49	$18.84	$17.97	$16.17	$17.51	$16.81	$16.49
Accumulation units outstanding at the end of period	-	-	-	65	1,249	1,264	1,331	3,335	3,596	2,972

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.67	$14.12	$12.08	$13.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.73	12.67	$14.12	$12.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	540	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.61	$12.85	$11.19	$12.29	$10.15	$7.85	$12.62	$12.61	$11.19	N/A
End of period	$18.30	$16.61	$12.85	$11.19	$12.29	$10.15	$7.85	$12.62	$12.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.29	$13.28	$10.63	$11.64	$10.21	$7.91	$12.63	$15.27	$11.50	N/A
End of period	$14.88	$13.29	$13.28	$10.63	$11.64	$10.21	$7.91	$12.63	$15.27	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.31	$14.08	$12.49	$13.78	$12.60	$9.44	$16.42	$15.36	$12.87	$11.94
End of period	$15.92	$16.31	$14.08	$12.49	$13.78	$12.60	$9.44	$16.42	$15.36	$12.87
Accumulation units outstanding at the end of period	-	-	-	92	99	106	121	118	149	49

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.09	$11.10	$10.14	$11.16	$9.76	$8.06	$13.28	$11.79	$11.22	$10.75
End of period	$15.92	$15.09	$11.10	$10.14	$11.16	$9.76	$8.06	$13.28	$11.79	$11.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$21.10	$16.55	$15.78	$17.18	$14.33	$10.54	$17.73	$18.70	$16.76	$15.82
End of period	$22.44	$21.10	$16.55	$15.78	$17.18	$14.33	$10.54	$17.73	$18.70	$16.76
Accumulation units outstanding at the end of period	-	-	-	99	106	114	130	125	164	49

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.74	$15.24	$13.30	$13.85	$11.27	$8.59	$14.63	$13.49	$12.10	$11.46
End of period	$21.80	$20.74	$15.24	$13.30	$13.85	$11.27	$8.59	$14.63	$13.49	$12.10
Accumulation units outstanding at the end of period	-	-	-	83	89	96	110	106	127	42

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.69	$11.37	$9.96	$11.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.79	$13.69	$11.37	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,276	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.76	$10.79	$9.46	$11.15	$10.64	$8.40	$15.53	$14.25	$11.09	$9.60
End of period	$11.12	$12.76	$10.79	$9.46	$11.15	$10.64	$8.40	$15.53	$14.25	$11.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$29.15	$21.08	$18.62	$20.32	$16.61	$11.94	$22.06	$20.99	$19.24	$18.61
End of period	$31.56	$29.15	$21.08	$18.62	$20.32	$16.61	$11.94	$22.06	$20.99	$19.24
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.91	$16.93	$16.78	$15.69	$15.01	$14.86	$14.33	$13.83	$13.76	$13.80
End of period	$16.33	$15.91	$16.93	$16.78	$15.69	$15.01	$14.86	$14.33	$13.83	$13.76
Accumulation units outstanding at the end of period	-	-	-	731	765	804	857	868	1,060	581

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.28	$12.75	$10.72	$13.38	$11.27	$6.74	$13.86	$10.80	N/A	N/A
End of period	$11.33	12.28	$12.75	$10.72	$13.38	$11.27	$6.74	$13.86	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	609	642	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$19.93	$14.96	$13.05	$12.31	$10.29	$6.91	$10.95	$11.58	$10.59	$11.21
End of period	$19.82	$19.93	$14.96	$13.05	$12.31	$10.29	$6.91	$10.95	$11.58	$10.59
Accumulation units outstanding at the end of period	-	-	-	464	2,753	3,118	3,682	4,936	3,399	3,133

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.87	$12.53	$12.42	$11.90	$11.55	$11.21	$11.11	$10.72	$10.62	$10.71
End of period	$12.21	$11.87	$12.53	$12.42	$11.90	$11.55	$11.21	$11.11	$10.72	$10.62
Accumulation units outstanding at the end of period	-	-	-	-	3,553	3,413	3,677	5,010	4,086	3,940

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.29	$5.34	$4.56	$4.84	$4.05	$3.31	$5.64	$5.55	$4.19	$4.26
End of period	$6.47	$6.29	$5.34	$4.56	$4.84	$4.05	$3.31	$5.64	$5.55	$4.19
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$17.05	$12.41	$10.32	$9.95	$8.32	$6.42	$9.59	$10.70	$9.68	$10.19
End of period	$18.39	$17.05	$12.41	$10.32	$9.95	$8.32	$6.42	$9.59	$10.70	$9.68
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.66	$9.18	$8.47	$7.37	$6.07	$5.38	$10.24	$10.42	$8.25	$8.99
End of period	$12.47	$11.66	$9.18	$8.47	$7.37	$6.07	$5.38	$10.24	$10.42	$8.25
Accumulation units outstanding at the end of period	-	-	-	714	5,091	5,774	5,218	5,678	4,256	4,576

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.05	$6.97	$5.67	$6.69	$6.05	$5.24	$10.90	$13.55	$11.72	$11.35
End of period	$9.96	$9.05	$6.97	$5.67	$6.69	$6.05	$5.24	$10.90	$13.55	$11.72
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.72	$13.34	$11.15	$12.48	$11.17	$8.76	$17.46	$16.14	$11.83	$11.03
End of period	$15.89	$14.72	$13.34	$11.15	$12.48	$11.17	$8.76	$17.46	$16.14	$11.83
Accumulation units outstanding at the end of period	-	-	-	543	3,023	3,061	3,300	3,333	2,831	3,218

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.45	$12.72	$11.02	$10.20	$10.09	$8.56	$11.45	$10.94	$10.57	$10.08
End of period	$21.26	$17.45	$12.72	$11.02	$10.20	$10.09	$8.56	$11.45	$10.94	$10.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.05	$13.58	$11.81	$13.83	$13.29	$10.56	$19.00	$17.68	$14.46	$13.10
End of period	$14.68	$16.05	$13.58	$11.81	$13.83	$13.29	$10.56	$19.00	$17.68	$14.46
Accumulation units outstanding at the end of period	-	-	-	359	1,740	1,635	1,793	1,912	1,465	1,379

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.52	$11.32	$9.85	$10.33	$9.06	$7.49	$13.39	$13.56	$11.72	$10.88
End of period	$15.74	$14.52	$11.32	$9.85	$10.33	$9.06	$7.49	$13.39	$13.56	$11.72
Accumulation units outstanding at the end of period	-	-	498	1,702	3,081	5,496	6,018	13,769	13,221	13,453

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.55	$8.96	$8.05	$9.17	$8.29	$6.18	$11.77	$10.64	N/A	N/A
End of period	$12.03	$11.55	$8.96	$8.05	$9.17	$8.29	$6.18	$11.77	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.61	$12.09	$10.38	$10.45	$9.16	$7.01	$12.31	$10.62	$10.41	$10.80
End of period	$19.16	$16.61	$12.09	$10.38	$10.45	$9.16	$7.01	$12.31	$10.62	$10.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.38	$28.17	$27.73	$27.57	$23.77	$20.33	$33.60	$25.51	$21.69	$16.28
End of period	$30.01	$34.38	$28.17	$27.73	$27.57	$23.77	$20.33	$33.60	$25.51	$21.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.84	$10.12	$9.32	$9.12	$8.03	$6.94	$10.60	$10.12	N/A	N/A
End of period	$14.18	$13.84	$10.12	$9.32	$9.12	$8.03	$6.94	$10.60	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.30	$16.44	$14.40	$15.12	$12.34	$9.18	$15.10	$14.43	$13.51	$12.39
End of period	$22.65	$21.30	$16.44	$14.40	$15.12	$12.34	$9.18	$15.10	$14.43	$13.51
Accumulation units outstanding at the end of period	-	-	-	-	1,340	1,394	1,485	2,275	1,666	1,437

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.91	$10.85	$9.66	$9.78	$8.77	$7.15	$11.78	$11.54	$10.29	$10.13
End of period	$15.32	$13.91	$10.85	$9.66	$9.78	$8.77	$7.15	$11.78	$11.54	$10.29
Accumulation units outstanding at the end of period	-	-	-	2,624	4,748	4,802	4,980	3,805	3,030	2,567

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.25	$14.28	$12.66	$13.59	$11.05	$8.91	$14.06	$14.75	$12.89	$12.70
End of period	$19.62	$19.25	$14.28	$12.66	$13.59	$11.05	$8.91	$14.06	$14.75	$12.89
Accumulation units outstanding at the end of period	-	-	-	350	1,889	1,922	1,835	1,995	1,306	1,189

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.86	$6.40	$5.91	$6.09	$5.58	$3.50	$6.35	$5.69	$5.34	$5.36
End of period	$9.24	$7.86	$6.40	$5.91	$6.09	$5.58	$3.50	$6.35	$5.69	$5.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.27	$9.35	$8.80	$11.73	$9.84	$8.81	$17.21	$14.79	$15.40	$11.40
End of period	$12.88	$12.27	$9.35	$8.80	$11.73	$9.84	$8.81	$17.21	$14.79	$15.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.01	$13.03	$11.10	$12.42	$11.05	$8.14	$14.14	$13.66	$11.99	$10.82
End of period	$15.89	$16.01	$13.03	$11.10	$12.42	$11.05	$8.14	$14.14	$13.66	$11.99
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.99	$16.77	$15.93	$15.61	$14.90	$13.26	$13.56	$12.86	$12.77	$12.81
End of period	$16.19	$15.99	$16.77	$15.93	$15.61	$14.90	$13.26	$13.56	$12.86	$12.77
Accumulation units outstanding at the end of period	-	-	-	3,561	5,064	4,480	4,742	2,357	2,816	2,243

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.26	$15.44	$13.58	$13.32	$11.83	$8.31	$12.32	$12.79	$11.89	$12.00
End of period	$15.86	$16.26	$15.44	$13.58	$13.32	$11.83	$8.31	$12.32	$12.79	$11.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	776	802	602

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.30	$15.60	$13.85	$15.02	$13.13	$9.33	$18.14	$19.74	$17.94	$17.56
End of period	$23.34	$21.30	$15.60	$13.85	$15.02	$13.13	$9.33	$18.14	$19.74	$17.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$37.23	$27.57	$23.83	$24.76	$21.78	$15.59	$28.01	$26.12	$23.60	$22.84
End of period	$39.41	$37.23	$27.57	$23.83	$24.76	$21.78	$15.59	$28.01	$26.12	$23.60
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$56.75	$42.69	$38.60	$40.23	$32.31	$22.60	$39.10	$34.26	$32.94	$29.65
End of period	$62.35	$56.75	$42.69	$38.60	$40.23	$32.31	$22.60	$39.10	$34.26	$32.94
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.54	$9.79	$9.82	$9.94	$9.92	$9.47	$10.34	$10.13	N/A	N/A
End of period	$9.33	$9.54	$9.79	$9.82	$9.94	$9.92	$9.47	$10.34	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$19.10	$14.31	$12.31	$12.91	$11.44	$8.57	$14.79	$15.06	$12.88	$12.46
End of period	$21.07	$19.10	$14.31	$12.31	$12.91	$11.44	$8.57	$14.79	$15.06	$12.88
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.46	$25.36	$23.65	$23.52	$21.79	$18.70	$24.22	$23.15	$20.91	$20.39
End of period	$31.52	$29.46	$25.36	$23.65	$23.52	$21.79	$18.70	$24.22	$23.15	$20.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.82	$10.08	$10.35	$10.63	$10.92	$11.19	$11.25	$11.03	$10.84	$10.84
End of period	$9.56	$9.82	$10.08	$10.35	$10.63	$10.92	$11.19	$11.25	$11.03	$10.84
Accumulation units outstanding at the end of period	-	-	-	1,017	1,086	1,173	1,338	1,310	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.90	$19.51	$17.22	$18.06	$16.31	$13.51	$20.82	$19.82	$16.84	$15.98
End of period	$26.99	$24.90	$19.51	$17.22	$18.06	$16.31	$13.51	$20.82	$19.82	$16.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$30.15	$22.29	$20.71	$21.11	$19.25	$14.67	$25.50	$23.88	$23.46	$23.02
End of period	$31.95	$30.15	$22.29	$20.71	$21.11	$19.25	$14.67	$25.50	$23.88	$23.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.79	$10.48	$9.53	$10.28	$9.68	$8.12	$11.64	$11.08	$10.28	$9.59
End of period	$11.53	$11.79	$10.48	$9.53	$10.28	$9.68	$8.12	$11.64	$11.08	$10.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$27.33	$22.79	$20.01	$21.53	$19.79	$14.71	$26.27	$22.38	$20.29	$20.46
End of period	$27.22	$27.33	$22.79	$20.01	$21.53	$19.79	$14.71	$26.27	$22.38	$20.29
Accumulation units outstanding at the end of period	-	-	-	-	-	389	346	369	369	378

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.63	$14.92	$13.48	$13.97	$12.83	$9.85	$16.60	$16.96	$15.51	$15.42
End of period	$20.98	$19.63	$14.92	$13.48	$13.97	$12.83	$9.85	$16.60	$16.96	$15.51
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$31.24	$24.60	$22.21	$23.36	$17.69	$13.42	$22.34	$20.48	$17.52	$17.56
End of period	$31.26	$31.24	$24.60	$22.21	$23.36	$17.69	$13.42	$22.34	$20.48	$17.52
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$10.87	$9.01	$7.98	$8.32	$7.74	$6.11	N/A	N/A	N/A	N/A
End of period	$10.86	$10.87	$9.01	$7.98	$8.32	$7.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,672	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.53	$11.29	$10.34	$10.36	$9.45	$7.31	$10.69	$10.78	N/A	N/A
End of period	$12.59	$12.53	$11.29	$10.34	$10.36	$9.45	$7.31	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.79	$12.84	$11.21	$11.84	$9.59	$7.38	$11.34	$12.41	$10.83	N/A
End of period	$16.36	$16.79	$12.84	$11.21	$11.84	$9.59	$7.38	$11.34	$12.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	505	488	419	440	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$19.53	$20.27	$19.33	$18.69	$17.85	$16.06	$17.40	$16.71	$16.40	$16.42
End of period	$20.03	$19.53	$20.27	$19.33	$18.69	$17.85	$16.06	$17.40	$16.71	$16.40
Accumulation units outstanding at the end of period	-	-	-	-	2,000	2,700	2,836	2,375	2,485	2,594

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.54	$12.80	$11.15	$12.26	$10.12	$7.84	$12.61	$12.60	$11.19	N/A
End of period	$18.21	$16.54	$12.80	$11.15	$12.26	$10.12	$7.84	$12.61	$12.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	475	440	413	425	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.23	$13.23	$10.59	$11.61	$10.18	$7.89	$12.62	$15.25	$11.49	N/A
End of period	$14.81	$13.23	$13.23	$10.59	$11.61	$10.18	$7.89	$12.62	$15.25	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	239	217	170	207	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$16.16	$13.96	$12.39	$13.67	$12.51	$9.38	$16.32	$15.27	$12.80	$11.88
End of period	$15.77	$16.16	$13.96	$12.39	$13.67	$12.51	$9.38	$16.32	$15.27	$12.80
Accumulation units outstanding at the end of period	-	-	-	-	243	243	243	243	243	243

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.00	$11.04	$10.09	$11.11	$9.72	$8.03	$13.24	$11.76	$11.20	$10.73
End of period	$15.82	$15.00	$11.04	$10.09	$11.11	$9.72	$8.03	$13.24	$11.76	$11.20
Accumulation units outstanding at the end of period	-	-	-	-	204	204	204	204	204	205

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.93	$16.43	$15.67	$17.07	$14.25	$10.48	$17.65	$18.62	$16.70	$15.77
End of period	$22.26	$20.93	$16.43	$15.67	$17.07	$14.25	$10.48	$17.65	$18.62	$16.70
Accumulation units outstanding at the end of period	-	-	-	-	243	403	403	404	404	404

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$20.61	$15.16	$13.24	$13.79	$11.22	$8.56	$14.58	$13.46	$12.08	$11.44
End of period	$21.66	$20.61	$15.16	$13.24	$13.79	$11.22	$8.56	$14.58	$13.46	$12.08
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.66	$10.71	$9.39	$11.08	$10.58	$8.35	$15.46	$14.19	$11.04	$9.57
End of period	$11.03	$12.66	$10.71	$9.39	$11.08	$10.58	$8.35	$15.46	$14.19	$11.04
Accumulation units outstanding at the end of period	-	-	-	-	-	271	271	863	889	918

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$28.88	$20.89	$18.47	$20.16	$16.49	$11.85	$21.92	$20.87	$19.13	$18.52
End of period	$31.25	$28.88	$20.89	$18.47	$20.16	$16.49	$11.85	$21.92	$20.87	$19.13
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.76	$16.78	$16.64	$15.56	$14.90	$14.76	$14.24	$13.75	$13.68	$13.73
End of period	$16.17	$15.76	$16.78	$16.64	$15.56	$14.90	$14.76	$14.24	$13.75	$13.68
Accumulation units outstanding at the end of period	-	-	-	380	1,359	1,518	1,593	1,961	2,040	2,126

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.23	$12.71	$10.69	$13.35	$11.25	$6.73	$13.85	$10.79	N/A	N/A
End of period	$11.28	12.23	$12.71	$10.69	$13.35	$11.25	$6.73	$13.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$19.79	$14.86	$12.97	$12.24	$10.24	$6.88	$10.91	$11.54	$10.56	$11.18
End of period	$19.66	$19.79	$14.86	$12.97	$12.24	$10.24	$6.88	$10.91	$11.54	$10.56
Accumulation units outstanding at the end of period	-	-	-	-	570	604	643	675	704	712

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.80	$12.46	$12.36	$11.85	$11.50	$11.18	$11.07	$10.69	$10.60	$10.69
End of period	$12.13	$11.80	$12.46	$12.36	$11.85	$11.50	$11.18	$11.07	$10.69	$10.60
Accumulation units outstanding at the end of period	-	-	-	-	1,158	1,227	1,306	2,193	2,252	2,170

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.25	$5.31	$4.53	$4.81	$4.03	$3.30	$5.61	$5.53	$4.18	$4.25
End of period	$6.42	$6.25	$5.31	$4.53	$4.81	$4.03	$3.30	$5.61	$5.53	$4.18
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$16.92	$12.32	$10.26	$9.89	$8.28	$6.39	$9.55	$10.66	$9.65	$10.16
End of period	$18.25	$16.92	$12.32	$10.26	$9.89	$8.28	$6.39	$9.55	$10.66	$9.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.58	$9.12	$8.42	$7.33	$6.04	$5.36	$10.20	$10.38	$8.23	$8.96
End of period	$12.37	$11.58	$9.12	$8.42	$7.33	$6.04	$5.36	$10.20	$10.38	$8.23
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	6,125	6,125	6,125

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$8.98	$6.92	$5.64	$6.65	$6.02	$5.21	$10.86	$13.50	$11.69	$11.31
End of period	$9.88	$8.98	$6.92	$5.64	$6.65	$6.02	$5.21	$10.86	$13.50	$11.69
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	4,825	4,825	4,825

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.61	$13.25	$11.08	$12.41	$11.11	$8.71	$17.39	$16.08	$11.79	$11.00
End of period	$15.77	$14.61	$13.25	$11.08	$12.41	$11.11	$8.71	$17.39	$16.08	$11.79
Accumulation units outstanding at the end of period	-	-	-	-	581	616	655	5,681	5,711	5,719

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$17.32	$12.63	$10.95	$10.15	$10.04	$8.52	$11.40	$10.90	$10.53	$10.06
End of period	$21.10	$17.32	$12.63	$10.95	$10.15	$10.04	$8.52	$11.40	$10.90	$10.53
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	5,418	5,418	5,418

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.96	$13.50	$11.76	$13.77	$13.24	$10.52	$18.95	$17.64	$14.43	$13.08
End of period	$14.59	$15.96	$13.50	$11.76	$13.77	$13.24	$10.52	$18.95	$17.64	$14.43
Accumulation units outstanding at the end of period	-	-	-	-	230	245	261	603	617	604

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.45	$11.28	$9.82	$10.30	$9.03	$7.48	$13.37	$13.55	$11.71	$10.88
End of period	$15.66	$14.45	$11.28	$9.82	$10.30	$9.03	$7.48	$13.37	$13.55	$11.71
Accumulation units outstanding at the end of period	-	-	-	-	572	606	645	16,405	17,086	14,998

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.50	$8.93	$8.03	$9.15	$8.27	$6.17	$11.76	$10.64	N/A	N/A
End of period	$11.98	$11.50	$8.93	$8.03	$9.15	$8.27	$6.17	$11.76	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.54	$12.04	$10.34	$10.42	$9.13	$7.00	$12.29	$10.61	$10.40	$10.80
End of period	$19.06	$16.54	$12.04	$10.34	$10.42	$9.13	$7.00	$12.29	$10.61	$10.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$34.14	$27.98	$27.55	$27.41	$23.65	$20.23	$33.46	$25.41	$21.61	$16.23
End of period	$29.78	$34.14	$27.98	$27.55	$27.41	$23.65	$20.23	$33.46	$25.41	$21.61
Accumulation units outstanding at the end of period	-	-	-	237	237	388	399	3,684	3,709	3,768

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.79	$10.08	$9.29	$9.10	$8.02	$6.93	$10.59	$10.12	N/A	N/A
End of period	$14.11	$13.79	$10.08	$9.29	$9.10	$8.02	$6.93	$10.59	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.17	$16.35	$14.33	$15.05	$12.29	$9.15	$15.06	$14.40	$13.49	$12.37
End of period	$22.50	$21.17	$16.35	$14.33	$15.05	$12.29	$9.15	$15.06	$14.40	$13.49
Accumulation units outstanding at the end of period	-	-	-	-	483	514	549	1,012	1,041	1,032

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.83	$10.79	$9.61	$9.73	$8.74	$7.13	$11.75	$11.51	$10.27	$10.11
End of period	$15.22	$13.83	$10.79	$9.61	$9.73	$8.74	$7.13	$11.75	$11.51	$10.27
Accumulation units outstanding at the end of period	-	-	-	-	1,621	1,724	1,843	3,593	3,689	3,628

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.14	$14.21	$12.60	$13.53	$11.00	$8.88	$14.01	$14.71	$12.86	$12.68
End of period	$19.49	$19.14	$14.21	$12.60	$13.53	$11.00	$8.88	$14.01	$14.71	$12.86
Accumulation units outstanding at the end of period	-	-	-	-	523	733	400	637	658	660

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.81	$6.36	$5.87	$6.06	$5.55	$3.48	$6.32	$5.67	$5.33	$5.34
End of period	$9.17	$7.81	$6.36	$5.87	$6.06	$5.55	$3.48	$6.32	$5.67	$5.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.22	$9.31	$8.76	$11.69	$9.81	$8.79	$17.18	$14.78	$15.39	$11.40
End of period	$12.81	$12.22	$9.31	$8.76	$11.69	$9.81	$8.79	$17.18	$14.78	$15.39
Accumulation units outstanding at the end of period	-	-	-	-	-	414	363	383	357	386

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.91	$12.95	$11.04	$12.36	$11.00	$8.11	$14.09	$13.62	$11.96	$10.80
End of period	$15.78	$15.91	$12.95	$11.04	$12.36	$11.00	$8.11	$14.09	$13.62	$11.96
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.86	$16.65	$15.82	$15.51	$14.81	$13.18	$13.49	$12.81	$12.72	$12.77
End of period	$16.05	$15.86	$16.65	$15.82	$15.51	$14.81	$13.18	$13.49	$12.81	$12.72
Accumulation units outstanding at the end of period	-	-	-	407	1,885	2,871	3,138	7,653	7,709	7,736

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.14	$15.32	$13.49	$13.24	$11.76	$8.26	$12.26	$12.74	$11.84	$11.96
End of period	$15.72	$16.14	$15.32	$13.49	$13.24	$11.76	$8.26	$12.26	$12.74	$11.84
Accumulation units outstanding at the end of period	-	-	-	-	777	827	884	1,638	1,684	1,655

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$21.11	$15.46	$13.74	$14.90	$13.03	$9.26	$18.03	$19.63	$17.84	$17.47
End of period	$23.11	$21.11	$15.46	$13.74	$14.90	$13.03	$9.26	$18.03	$19.63	$17.84
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.89	$27.33	$23.63	$24.57	$21.62	$15.48	$27.83	$25.97	$23.47	$22.73
End of period	$39.03	$36.89	$27.33	$23.63	$24.57	$21.62	$15.48	$27.83	$25.97	$23.47
Accumulation units outstanding at the end of period	-	-	-	-	-	1,576	1,477	669	304	301

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$56.22	$42.32	$38.28	$39.91	$32.07	$22.44	$38.85	$34.06	$32.77	$29.51
End of period	$61.74	$56.22	$42.32	$38.28	$39.91	$32.07	$22.44	$38.85	$34.06	$32.77
Accumulation units outstanding at the end of period	-	-	-	-	-	164	142	2,004	1,997	2,002

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.51	$9.76	$9.79	$9.92	$9.90	$9.45	$10.33	$10.13	N/A	N/A
End of period	$9.29	$9.51	$9.76	$9.79	$9.92	$9.90	$9.45	$10.33	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$18.97	$14.22	$12.24	$12.84	$11.39	$8.53	$14.73	$15.01	$12.85	$12.43
End of period	$20.91	$18.97	$14.22	$12.24	$12.84	$11.39	$8.53	$14.73	$15.01	$12.85
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	4,359	4,359	4,359

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$29.19	$25.13	$23.46	$23.34	$21.64	$18.57	$24.07	$23.01	$20.80	$20.30
End of period	$31.21	$29.19	$25.13	$23.46	$23.34	$21.64	$18.57	$24.07	$23.01	$20.80
Accumulation units outstanding at the end of period	-	-	-	-	195	406	607	1,116	130	77

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.72	$9.99	$10.27	$10.55	$10.84	$11.12	$11.18	$10.97	$10.78	$10.78
End of period	$9.46	$9.72	$9.99	$10.27	$10.55	$10.84	$11.12	$11.18	$10.97	$10.78
Accumulation units outstanding at the end of period	-	-	-	-	2,309	3,238	3,385	3,396	-	-

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.76	$19.41	$17.14	$17.98	$16.25	$13.47	$20.76	$19.78	$16.81	$15.97
End of period	$26.83	$24.76	$19.41	$17.14	$17.98	$16.25	$13.47	$20.76	$19.78	$16.81
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.46	$14.80	$13.38	$13.87	$12.75	$9.79	$16.51	$16.88	$15.44	$15.35
End of period	$20.79	$19.46	$14.80	$13.38	$13.87	$12.75	$9.79	$16.51	$16.88	$15.44
Accumulation units outstanding at the end of period	-	-	-	-	464	503	463	553	589	628

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.48	$11.25	$10.31	$10.33	$9.44	$7.30	$10.68	$10.78	N/A	N/A
End of period	$12.53	$12.48	$11.25	$10.31	$10.33	$9.44	$7.30	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,312	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.72	$12.79	$11.18	$11.81	$9.57	$7.37	$11.32	$12.40	$10.83	N/A
End of period	$16.28	$16.72	$12.79	$11.18	$11.81	$9.57	$7.37	$11.32	$12.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.47	$12.75	$11.11	$12.22	$10.10	$7.83	$12.59	$12.59	$11.18	N/A
End of period	$18.12	$16.47	$12.75	$11.11	$12.22	$10.10	$7.83	$12.59	$12.59	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.17	$13.18	$10.56	$11.58	$10.16	$7.88	$12.60	$15.24	$11.49	N/A
End of period	$14.74	$13.17	$13.18	$10.56	$11.58	$10.16	$7.88	$12.60	$15.24	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.77	$16.31	$15.56	$16.96	$14.16	$10.43	$17.56	$18.54	$16.63	$15.71
End of period	$22.07	$20.77	$16.31	$15.56	$16.96	$14.16	$10.43	$17.56	$18.54	$16.63
Accumulation units outstanding at the end of period	-	-	-	-	419	473	1,006	1,038	1,109	1,165

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.19	$12.67	$10.66	$13.32	$11.23	$6.72	$13.83	$10.79	N/A	N/A
End of period	$11.23	12.19	$12.67	$10.66	$13.32	$11.23	$6.72	$13.83	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.20	$5.27	$4.50	$4.78	$4.01	$3.28	$5.59	$5.51	$4.16	N/A
End of period	$6.37	$6.20	$5.27	$4.50	$4.78	$4.01	$3.28	$5.59	$5.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$14.51	$13.16	$11.01	$12.34	$11.06	$8.67	$17.32	$16.02	$11.75	$10.97
End of period	$15.64	$14.51	$13.16	$11.01	$12.34	$11.06	$8.67	$17.32	$16.02	$11.75
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	2,313	2,378	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.86	$13.43	$11.70	$13.70	$13.19	$10.49	$18.89	$17.59	$14.40	$11.58
End of period	$14.49	$15.86	$13.43	$11.70	$13.70	$13.19	$10.49	$18.89	$17.59	$14.40
Accumulation units outstanding at the end of period	-	-	-	-	520	509	589	584	642	764

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.39	$11.23	$9.78	$10.27	$9.01	$7.46	$13.35	$13.53	$11.71	$10.87
End of period	$15.58	$14.39	$11.23	$9.78	$10.27	$9.01	$7.46	$13.35	$13.53	$11.71
Accumulation units outstanding at the end of period	-	-	-	104	6,497	6,563	9,911	19,516	20,054	23,794

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.46	$8.91	$8.01	$9.13	$8.26	$6.16	$11.75	$10.64	N/A	N/A
End of period	$11.93	$11.46	$8.91	$8.01	$9.13	$8.26	$6.16	$11.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.46	$11.99	$10.30	$10.38	$9.11	$6.98	$12.27	$10.60	$10.40	N/A
End of period	$18.96	$16.46	$11.99	$10.30	$10.38	$9.11	$6.98	$12.27	$10.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$21.04	$16.26	$14.26	$14.98	$12.24	$9.11	$15.01	$14.36	$13.46	$12.36
End of period	$22.36	$21.04	$16.26	$14.26	$14.98	$12.24	$9.11	$15.01	$14.36	$13.46
Accumulation units outstanding at the end of period	-	-	-	-	480	556	685	752	771	803

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.75	$10.74	$9.57	$9.69	$8.70	$7.10	$11.71	$11.48	$10.25	$10.10
End of period	$15.12	$13.75	$10.74	$9.57	$9.69	$8.70	$7.10	$11.71	$11.48	$10.25
Accumulation units outstanding at the end of period	-	-	-	-	1,487	1,543	1,701	1,931	1,956	2,109

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.03	$14.13	$12.53	$13.47	$10.96	$8.84	$13.97	$14.68	$12.84	$12.66
End of period	$19.37	$19.03	$14.13	$12.53	$13.47	$10.96	$8.84	$13.97	$14.68	$12.84
Accumulation units outstanding at the end of period	-	-	-	-	536	628	712	813	760	831

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.16	$9.27	$8.73	$11.65	$9.78	$8.77	$17.15	$14.76	$15.39	$11.39
End of period	$12.74	$12.16	$9.27	$8.73	$11.65	$9.78	$8.77	$17.15	$14.76	$15.39
Accumulation units outstanding at the end of period	-	-	-	-	1,521	1,718	1,694	1,677	1,831	1,740

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.74	$16.52	$15.72	$15.41	$14.73	$13.11	N/A	N/A	N/A	N/A
End of period	$15.92	$15.74	$16.52	$15.72	$15.41	$14.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$16.01	$15.21	$13.39	$13.15	$11.69	N/A	N/A	N/A	N/A	N/A
End of period	$15.59	$16.01	$15.21	$13.39	$13.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.91	$15.33	$13.62	$14.78	$12.94	$9.20	$17.91	$19.52	$17.75	N/A
End of period	$22.88	$20.91	$15.33	$13.62	$14.78	$12.94	$9.20	$17.91	$19.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	455	1,471	438	482	512	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.10	$12.19	$11.30	$11.52	$10.64	N/A	N/A	N/A	N/A	N/A
End of period	$13.25	$13.10	$12.19	$11.30	$11.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$36.55	$27.09	$23.44	$24.38	$21.46	$15.38	$27.66	N/A	N/A	N/A
End of period	$38.65	$36.55	$27.09	$23.44	$24.38	$21.46	$15.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	366	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.47	$9.73	$9.76	$9.90	$9.88	$9.44	$10.32	$10.12	N/A	N/A
End of period	$9.25	$9.47	$9.73	$9.76	$9.90	$9.88	$9.44	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$18.84	$14.13	$12.17	$12.77	$11.33	N/A	N/A	N/A	N/A	N/A
End of period	$20.76	$18.84	$14.13	$12.17	$12.77	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.63	$9.90	$10.18	$10.46	$10.76	$11.04	$11.11	N/A	N/A	N/A
End of period	$9.37	$9.63	$9.90	$10.18	$10.46	$10.76	$11.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,132	908	2,108	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.62	$19.31	$17.06	$17.91	$16.19	$13.43	$20.71	$19.74	$16.78	$15.95
End of period	$26.66	$24.62	$19.31	$17.06	$17.91	$16.19	$13.43	$20.71	$19.74	$16.78
Accumulation units outstanding at the end of period	-	-	-	-	-	-	461	518	534	530

Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.41	$10.59	$9.28	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.18	$11.41	$10.59	$9.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	293	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$29.31	$21.70	$20.19	$20.62	$18.83	$14.37	$25.01	$23.46	$23.08	N/A
End of period	$31.01	$29.31	$21.70	$20.19	$20.62	$18.83	$14.37	$25.01	$23.46	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$26.57	$22.19	$19.51	$21.03	$19.36	$14.41	$25.78	$21.99	$19.97	N/A
End of period	$26.43	$26.57	$22.19	$19.51	$21.03	$19.36	$14.41	$25.78	$21.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$19.13	$14.56	$13.18	$13.68	$12.58	$9.67	$16.33	$16.71	$15.30	N/A
End of period	$20.41	$19.13	$14.56	$13.18	$13.68	$12.58	$9.67	$16.33	$16.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.57	$12.69	$11.10	$11.74	$9.53	$7.34	$11.29	$12.38	$10.82	N/A
End of period	$16.13	$16.57	$12.69	$11.10	$11.74	$9.53	$7.34	$11.29	$12.38	N/A
Accumulation units outstanding at the end of period	-	-	-	241	260	279	301	288	255	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.54	$14.00	$12.00	$12.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	12.54	$14.00	$12.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	591	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.32	$12.65	$11.04	$12.15	$10.05	$7.80	$12.55	$12.57	N/A	N/A
End of period	$17.94	$16.32	$12.65	$11.04	$12.15	$10.05	$7.80	$12.55	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.06	$13.08	$10.49	$11.51	$10.11	$7.85	$12.57	$15.22	N/A	N/A
End of period	$14.60	$13.06	$13.08	$10.49	$11.51	$10.11	$7.85	$12.57	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.36	$10.47	$9.20	$10.86	$10.39	$8.21	$15.23	$14.00	$10.91	$9.47
End of period	$10.75	$12.36	$10.47	$9.20	$10.86	$10.39	$8.21	$15.23	$14.00	$10.91
Accumulation units outstanding at the end of period	-	-	-	-	-	-	512	429	474	570

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.32	$16.34	$16.23	$15.20	$14.57	$14.46	$13.97	$13.51	$13.47	N/A
End of period	$15.70	$15.32	$16.34	$16.23	$15.20	$14.57	$14.46	$13.97	$13.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	239	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.11	$5.20	$4.44	$4.72	$3.97	$3.25	$5.54	$5.47	N/A	N/A
End of period	$6.27	$6.11	$5.20	$4.44	$4.72	$3.97	$3.25	$5.54	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$16.55	$12.07	$10.06	$9.72	$8.15	$6.30	$9.43	$10.53	$9.55	N/A
End of period	$17.83	$16.55	$12.07	$10.06	$9.72	$8.15	$6.30	$9.43	$10.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.67	$13.28	$11.58	$13.58	$13.08	$10.41	$18.78	$17.50	$14.34	$13.02
End of period	$14.30	$15.67	$13.28	$11.58	$13.58	$13.08	$10.41	$18.78	$17.50	$14.34
Accumulation units outstanding at the end of period	-	-	-	-	-	-	798	684	755	868

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.37	$8.85	$7.96	$9.09	$8.23	$6.15	$11.73	$10.63	N/A	N/A
End of period	$11.82	$11.37	$8.85	$7.96	$9.09	$8.23	$6.15	$11.73	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.31	$11.89	$10.23	$10.32	$9.06	$6.95	$12.23	$10.57	$10.39	N/A
End of period	$18.77	$16.31	$11.89	$10.23	$10.32	$9.06	$6.95	$12.23	$10.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$33.40	$27.42	$27.04	$26.94	$23.28	$19.95	$33.03	$25.13	$21.41	$16.10
End of period	$29.10	$33.40	$27.42	$27.04	$26.94	$23.28	$19.95	$33.03	$25.13	$21.41
Accumulation units outstanding at the end of period	-	-	-	-	-	-	476	521	547	684

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$13.63	$9.98	$9.21	$9.03	$7.97	$6.91	$10.56	$10.11	N/A	N/A
End of period	$13.93	$13.63	$9.98	$9.21	$9.03	$7.97	$6.91	$10.56	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.64	$6.23	$5.76	$5.95	$5.46	$3.43	$6.24	$5.60	$5.27	N/A
End of period	$8.95	$7.64	$6.23	$5.76	$5.95	$5.46	$3.43	$6.24	$5.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.61	$12.72	$10.86	$12.18	$10.86	$8.02	$13.95	$13.50	$11.88	N/A
End of period	$15.46	$15.61	$12.72	$10.86	$12.18	$10.86	$8.02	$13.95	$13.50	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.16	$13.78	$13.07	$12.04	$11.50	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$12.16	$13.78	$13.07	$12.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	578	624	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.49	$16.28	$15.50	$15.21	$14.55	$12.97	$13.29	$12.64	$12.57	$12.64
End of period	$15.65	$15.49	$16.28	$15.50	$15.21	$14.55	$12.97	$13.29	$12.64	$12.57
Accumulation units outstanding at the end of period	-	-	-	489	529	569	613	976	999	952

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.79	$11.61	$10.98	$10.96	$10.37	$9.40	$11.22	$10.86	$10.36	N/A
End of period	$11.82	$11.79	$11.61	$10.98	$10.96	$10.37	$9.40	$11.22	$10.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$9.49	$9.74	$10.01	$10.30	$10.60	$10.89	$10.97	$10.78	$10.61	N/A
End of period	$9.23	$9.49	$9.74	$10.01	$10.30	$10.60	$10.89	$10.97	$10.78	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$9.93	$9.34	$9.55	$10.62	$9.31	$6.40	$13.51	N/A	N/A	N/A
End of period	$8.27	$9.93	$9.34	$9.55	$10.62	$9.31	$6.40	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	159	169	180	192	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$28.77	$21.32	$19.85	$20.30	$18.56	$14.18	$24.70	$23.19	$22.83	N/A
End of period	$30.41	$28.77	$21.32	$19.85	$20.30	$18.56	$14.18	$24.70	$23.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.39	$10.15	$9.25	$10.00	$9.45	$7.95	$11.42	$10.90	$10.13	N/A
End of period	$11.11	$11.39	$10.15	$9.25	$10.00	$9.45	$7.95	$11.42	$10.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$26.08	$21.80	$19.19	$20.70	$19.08	$14.21	$25.46	$21.74	$19.76	N/A
End of period	$25.92	$26.08	$21.80	$19.19	$20.70	$19.08	$14.21	$25.46	$21.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$18.80	$14.32	$12.98	$13.48	$12.41	$9.55	$16.14	$16.53	$15.16	N/A
End of period	$20.04	$18.80	$14.32	$12.98	$13.48	$12.41	$9.55	$16.14	$16.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$29.92	$23.62	$21.37	$22.54	$17.11	$13.01	$21.71	$19.96	$17.12	N/A
End of period	$29.86	$29.92	$23.62	$21.37	$22.54	$17.11	$13.01	$21.71	$19.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.29	$11.10	$10.19	$10.24	$9.37	$7.26	$10.64	$10.77	N/A	N/A
End of period	$12.32	$12.29	$11.10	$10.19	$10.24	$9.37	$7.26	$10.64	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.63	$19.40	$18.54	$17.97	$17.20	$15.52	$16.86	$16.23	$15.97	$16.03
End of period	$19.07	$18.63	$19.40	$18.54	$17.97	$17.20	$15.52	$16.86	$16.23	$15.97
Accumulation units outstanding at the end of period	-	-	-	668	708	931	989	1,043	1,094	1,149

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.48	$13.94	$11.96	$12.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	12.48	$13.94	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	405	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.19	$12.56	$10.96	$12.08	$10.01	$7.77	$12.52	$12.55	$11.17	N/A
End of period	$17.78	$16.19	$12.56	$10.96	$12.08	$10.01	$7.77	$12.52	$12.55	N/A
Accumulation units outstanding at the end of period	-	-	-	449	476	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.95	$12.98	$10.42	$11.45	$10.07	$7.82	$12.53	$15.19	$11.47	N/A
End of period	$14.46	$12.95	$12.98	$10.42	$11.45	$10.07	$7.82	$12.53	$15.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$14.55	$10.74	$9.83	$10.85	$9.52	$7.89	$13.04	$11.61	$11.08	N/A
End of period	$15.31	$14.55	$10.74	$9.83	$10.85	$9.52	$7.89	$13.04	$11.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$20.12	$15.83	$15.14	$16.53	$13.83	$10.20	$17.22	$18.21	$16.37	N/A
End of period	$21.34	$20.12	$15.83	$15.14	$16.53	$13.83	$10.20	$17.22	$18.21	N/A
Accumulation units outstanding at the end of period	-	-	-	175	185	197	210	220	229	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$19.99	$14.74	$12.90	$13.47	$11.00	$8.40	$14.36	$13.28	$11.95	N/A
End of period	$20.96	$19.99	$14.74	$12.90	$13.47	$11.00	$8.40	$14.36	$13.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.17	$10.32	$9.07	$10.73	$10.27	$8.13	$15.08	$13.88	$10.83	$9.41
End of period	$10.57	$12.17	$10.32	$9.07	$10.73	$10.27	$8.13	$15.08	$13.88	$10.83
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	650	677	-

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$27.56	$19.99	$17.71	$19.38	$15.90	$11.46	$21.24	$20.27	N/A	N/A
End of period	$29.75	$27.56	$19.99	$17.71	$19.38	$15.90	$11.46	$21.24	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$15.04	$16.06	$15.96	$14.97	$14.36	$14.27	$13.79	$13.36	$13.32	N/A
End of period	$15.39	$15.04	$16.06	$15.96	$14.97	$14.36	$14.27	$13.79	$13.36	N/A
Accumulation units outstanding at the end of period	-	-	-	1,594	1,690	1,790	1,900	2,006	2,110	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.00	$12.50	$10.54	$13.19	$11.15	$6.69	$13.79	$10.78	N/A	N/A
End of period	$11.04	12	$12.50	$10.54	$13.19	$11.15	$6.69	$13.79	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.45	$12.13	$12.06	$11.59	$11.27	$10.98	$10.91	$10.56	$10.49	$10.61
End of period	$11.74	$11.45	$12.13	$12.06	$11.59	$11.27	$10.98	$10.91	$10.56	$10.49
Accumulation units outstanding at the end of period	-	-	-	1,013	1,075	1,138	1,208	1,276	1,341	1,410

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.02	$5.13	$4.39	$4.67	$3.93	$3.22	$5.49	$5.43	N/A	N/A
End of period	$6.17	$6.02	$5.13	$4.39	$4.67	$3.93	$3.22	$5.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$8.66	$6.69	$5.46	$6.46	$5.86	$5.09	$10.62	$13.24	$11.49	N/A
End of period	$9.50	$8.66	$6.69	$5.46	$6.46	$5.86	$5.09	$10.62	$13.24	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$16.70	$12.21	$10.61	$9.85	$9.77	$8.32	$11.16	$10.69	$10.36	N/A
End of period	$20.29	$16.70	$12.21	$10.61	$9.85	$9.77	$8.32	$11.16	$10.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.49	$13.14	$11.47	$13.46	$12.98	$10.34	$18.66	$17.42	$14.29	$12.99
End of period	$14.12	$15.49	$13.14	$11.47	$13.46	$12.98	$10.34	$18.66	$17.42	$14.29
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	826	1,011	1,055

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.12	$11.05	$9.64	$10.14	$8.92	$7.40	$13.26	$13.47	$11.68	$10.87
End of period	$15.26	$14.12	$11.05	$9.64	$10.14	$8.92	$7.40	$13.26	$13.47	$11.68
Accumulation units outstanding at the end of period	-	-	-	1,708	1,811	1,920	2,039	2,151	2,257	1,948

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.92	$27.05	$26.71	$26.64	$23.03	$19.76	$32.75	$24.94	$21.27	$16.01
End of period	$28.65	$32.92	$27.05	$26.71	$26.64	$23.03	$19.76	$32.75	$24.94	$21.27
Accumulation units outstanding at the end of period	-	-	-	131	139	148	158	165	172	541

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.27	$13.05	$12.00	$12.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.30	$14.27	$13.05	$12.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	410	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.58	$13.82	$12.29	$13.23	$10.79	$8.72	$13.81	$14.53	$12.74	$12.59
End of period	$18.87	$18.58	$13.82	$12.29	$13.23	$10.79	$8.72	$13.81	$14.53	$12.74
Accumulation units outstanding at the end of period	-	-	-	302	320	340	271	285	296	309

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.52	$6.14	$5.69	$5.88	$5.40	$3.40	$6.19	$5.56	$5.24	N/A
End of period	$8.81	$7.52	$6.14	$5.69	$5.88	$5.40	$3.40	$6.19	$5.56	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.08	$13.69	$13.01	$11.99	$11.47	$10.08	N/A	N/A	N/A	N/A
End of period	$12.11	$12.08	$13.69	$13.01	$11.99	$11.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	286	304	323	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.25	$16.05	$15.29	$15.03	$14.39	$12.84	$13.17	$12.53	$12.48	$12.56
End of period	$15.40	$15.25	$16.05	$15.29	$15.03	$14.39	$12.84	$13.17	$12.53	$12.48
Accumulation units outstanding at the end of period	-	-	-	3,929	4,168	4,416	4,691	4,797	5,038	5,290

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.50	$14.76	$13.02	$12.81	$11.41	$8.03	$11.95	$12.45	$11.60	$11.75
End of period	$15.07	$15.50	$14.76	$13.02	$12.81	$11.41	$8.03	$11.95	$12.45	$11.60
Accumulation units outstanding at the end of period	-	-	-	224	238	253	269	283	294	307

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$20.15	$14.80	$13.18	$14.33	$12.57	$8.95	$17.47	$19.07	$17.38	N/A
End of period	$22.01	$20.15	$14.80	$13.18	$14.33	$12.57	$8.95	$17.47	$19.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$13.66	$9.93	$7.85	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.34	13.66	$9.93	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	558	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$35.21	$26.15	$22.67	$23.63	$20.84	$14.96	$26.97	$25.23	$22.85	N/A
End of period	$37.16	$35.21	$26.15	$22.67	$23.63	$20.84	$14.96	$26.97	$25.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$53.66	$40.49	$36.72	$38.38	$30.92	$21.69	$37.64	$33.08	$31.91	$28.80
End of period	$58.78	$53.66	$40.49	$36.72	$38.38	$30.92	$21.69	$37.64	$33.08	$31.91
Accumulation units outstanding at the end of period	-	-	-	76	80	85	91	95	99	258

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.33	$9.60	$9.65	$9.81	$9.81	$9.39	$10.29	$10.11	N/A	N/A
End of period	$9.09	$9.33	$9.60	$9.65	$9.81	$9.81	$9.39	$10.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$18.33	$13.77	$11.89	$12.50	$11.11	$8.35	$14.45	$14.76	$12.67	$12.29
End of period	$20.16	$18.33	$13.77	$11.89	$12.50	$11.11	$8.35	$14.45	$14.76	$12.67
Accumulation units outstanding at the end of period	-	-	-	425	451	477	507	535	563	591

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$24.07	$18.92	$16.75	$17.61	$15.96	$13.26	$20.49	$19.57	$16.67	N/A
End of period	$26.02	$24.07	$18.92	$16.75	$17.61	$15.96	$13.26	$20.49	$19.57	N/A
Accumulation units outstanding at the end of period	-	-	-	176	187	199	212	435	452	N/A

Accumulation Unit Values
Contract with Endorsements - 3.01%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$28.50	$21.13	$19.69	$20.14	$18.42	$14.08	$24.55	$23.06	$22.71	$22.36
End of period	$30.12	$28.50	$21.13	$19.69	$20.14	$18.42	$14.08	$24.55	$23.06	$22.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	429	916

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.31	$10.09	$9.20	$9.95	$9.41	$7.92	$11.38	$10.86	$10.10	$9.46
End of period	$11.04	$11.31	$10.09	$9.20	$9.95	$9.41	$7.92	$11.38	$10.86	$10.10
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$25.84	$21.61	$19.03	$20.54	$18.94	$14.12	$25.30	$21.61	$19.65	$19.87
End of period	$25.66	$25.84	$21.61	$19.03	$20.54	$18.94	$14.12	$25.30	$21.61	$19.65
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$18.64	$14.21	$12.88	$13.38	$12.33	$9.50	$16.05	$16.45	$15.09	$15.04
End of period	$19.86	$18.64	$14.21	$12.88	$13.38	$12.33	$9.50	$16.05	$16.45	$15.09
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$29.66	$23.43	$21.21	$22.38	$17.00	$12.93	$21.59	$19.86	$17.04	$17.13
End of period	$29.59	$29.66	$23.43	$21.21	$22.38	$17.00	$12.93	$21.59	$19.86	$17.04
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	160	341

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$12.25	$11.06	$10.16	$10.21	$9.35	$7.25	$10.63	$10.76	N/A	N/A
End of period	$12.26	$12.25	$11.06	$10.16	$10.21	$9.35	$7.25	$10.63	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$16.36	$12.54	$10.99	$11.64	$9.46	$7.30	$11.25	$12.35	$10.81	N/A
End of period	$15.90	$16.36	$12.54	$10.99	$11.64	$9.46	$7.30	$11.25	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.46	$19.23	$18.39	$17.83	$17.08	$15.42	$16.75	$16.14	$15.89	$15.95
End of period	$18.88	$18.46	$19.23	$18.39	$17.83	$17.08	$15.42	$16.75	$16.14	$15.89
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	159	340

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$16.12	$12.51	$10.93	$12.05	$9.98	$7.75	$12.50	$12.54	$11.16	N/A
End of period	$17.69	$16.12	$12.51	$10.93	$12.05	$9.98	$7.75	$12.50	$12.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$12.89	$12.93	$10.38	$11.41	$10.04	$7.81	$12.52	$15.18	$11.47	N/A
End of period	$14.39	$12.89	$12.93	$10.38	$11.41	$10.04	$7.81	$12.52	$15.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$15.29	$13.24	$11.79	$13.04	$11.97	$9.00	$15.71	$14.75	$12.40	$11.54
End of period	$14.87	$15.29	$13.24	$11.79	$13.04	$11.97	$9.00	$15.71	$14.75	$12.40
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$14.46	$10.68	$9.78	$10.80	$9.48	$7.86	$13.00	$11.58	$11.06	$10.63
End of period	$15.20	$14.46	$10.68	$9.78	$10.80	$9.48	$7.86	$13.00	$11.58	$11.06
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$19.96	$15.71	$15.03	$16.42	$13.75	$10.15	$17.13	$18.13	$16.31	$15.45
End of period	$21.16	$19.96	$15.71	$15.03	$16.42	$13.75	$10.15	$17.13	$18.13	$16.31
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	290	618

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$19.87	$14.66	$12.84	$13.41	$10.95	$8.37	$14.32	$13.25	$11.93	$11.34
End of period	$20.82	$19.87	$14.66	$12.84	$13.41	$10.95	$8.37	$14.32	$13.25	$11.93
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$12.08	$10.24	$9.01	$10.66	$10.21	$8.08	$15.01	$13.82	$10.79	$9.37
End of period	$10.48	$12.08	$10.24	$9.01	$10.66	$10.21	$8.08	$15.01	$13.82	$10.79
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	364	778

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$27.31	$19.81	$17.57	$19.24	$15.78	$11.38	$21.11	$20.15	$18.53	N/A
End of period	$29.46	$27.31	$19.81	$17.57	$19.24	$15.78	$11.38	$21.11	$20.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$14.90	$15.92	$15.83	$14.85	$14.26	$14.17	$13.71	$13.28	$13.25	$13.34
End of period	$15.24	$14.90	$15.92	$15.83	$14.85	$14.26	$14.17	$13.71	$13.28	$13.25
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	370	790

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.96	$12.46	$10.51	$13.16	$11.13	$6.68	$13.78	$10.77	N/A	N/A
End of period	$10.99	11.96	$12.46	$10.51	$13.16	$11.13	$6.68	$13.78	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$18.95	$14.27	$12.49	$11.82	$9.92	$6.68	$10.63	$11.28	$10.36	$10.99
End of period	$18.77	$18.95	$14.27	$12.49	$11.82	$9.92	$6.68	$10.63	$11.28	$10.36
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$11.38	$12.06	$12.00	$11.54	$11.23	$10.94	$10.88	$10.53	$10.47	$10.60
End of period	$11.67	$11.38	$12.06	$12.00	$11.54	$11.23	$10.94	$10.88	$10.53	$10.47
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$16.20	$11.83	$9.88	$9.55	$8.02	$6.21	$9.31	$10.42	$9.46	$9.99
End of period	$17.42	$16.20	$11.83	$9.88	$9.55	$8.02	$6.21	$9.31	$10.42	$9.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$11.09	$8.75	$8.11	$7.08	$5.86	$5.21	$9.94	$10.15	$8.07	$8.82
End of period	$11.81	$11.09	$8.75	$8.11	$7.08	$5.86	$5.21	$9.94	$10.15	$8.07
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$8.60	$6.65	$5.43	$6.42	$5.83	$5.07	$10.58	$13.20	$11.46	$11.13
End of period	$9.43	$8.60	$6.65	$5.43	$6.42	$5.83	$5.07	$10.58	$13.20	$11.46
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$13.99	$12.73	$10.67	$11.99	$10.77	$8.47	$16.95	$15.73	$11.57	$10.82
End of period	$15.05	$13.99	$12.73	$10.67	$11.99	$10.77	$8.47	$16.95	$15.73	$11.57
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$16.59	$12.13	$10.55	$9.80	$9.72	$8.28	$11.12	$10.65	$10.33	$9.89
End of period	$20.14	$16.59	$12.13	$10.55	$9.80	$9.72	$8.28	$11.12	$10.65	$10.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$15.39	$13.06	$11.41	$13.40	$12.93	$10.31	$18.61	$17.38	$14.26	$12.97
End of period	$14.03	$15.39	$13.06	$11.41	$13.40	$12.93	$10.31	$18.61	$17.38	$14.26
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$14.06	$11.00	$9.60	$10.11	$8.89	$7.38	$13.24	$13.46	$11.67	$10.87
End of period	$15.18	$14.06	$11.00	$9.60	$10.11	$8.89	$7.38	$13.24	$13.46	$11.67
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.24	$8.76	$7.90	$9.03	$8.18	$6.12	$11.70	$10.62	N/A	N/A
End of period	$11.67	$11.24	$8.76	$7.90	$9.03	$8.18	$6.12	$11.70	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$16.08	$11.74	$10.11	$10.22	$8.99	$6.91	$12.17	$10.54	$10.37	$10.79
End of period	$18.47	$16.08	$11.74	$10.11	$10.22	$8.99	$6.91	$12.17	$10.54	$10.37
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$32.68	$26.87	$26.54	$26.48	$22.91	$19.66	$32.61	$24.85	$21.20	$15.97
End of period	$28.43	$32.68	$26.87	$26.54	$26.48	$22.91	$19.66	$32.61	$24.85	$21.20
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$20.42	$15.83	$13.91	$14.65	$12.00	$8.96	$14.79	$14.19	$13.33	$12.26
End of period	$21.65	$20.42	$15.83	$13.91	$14.65	$12.00	$8.96	$14.79	$14.19	$13.33
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$13.34	$10.45	$9.33	$9.48	$8.53	$6.98	$11.54	$11.34	$10.15	$10.02
End of period	$14.64	$13.34	$10.45	$9.33	$9.48	$8.53	$6.98	$11.54	$11.34	$10.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$18.46	$13.75	$12.22	$13.17	$10.74	$8.69	$13.77	$14.49	$12.71	$12.57
End of period	$18.75	$18.46	$13.75	$12.22	$13.17	$10.74	$8.69	$13.77	$14.49	$12.71
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$7.48	$6.11	$5.66	$5.85	$5.38	$3.38	$6.16	$5.54	$5.22	$5.26
End of period	$8.76	$7.48	$6.11	$5.66	$5.85	$5.38	$3.38	$6.16	$5.54	$5.22
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$11.88	$9.08	$8.58	$11.47	$9.66	$8.68	$17.02	$14.68	$15.34	N/A
End of period	$12.42	$11.88	$9.08	$8.58	$11.47	$9.66	$8.68	$17.02	$14.68	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$15.32	$12.50	$10.69	$12.00	$10.72	$7.92	$13.81	$13.39	$11.80	$10.69
End of period	$15.15	$15.32	$12.50	$10.69	$12.00	$10.72	$7.92	$13.81	$13.39	$11.80
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.13	$15.92	$15.18	$14.92	$14.30	$12.76	$13.10	$12.47	$12.42	$12.51
End of period	$15.26	$15.13	$15.92	$15.18	$14.92	$14.30	$12.76	$13.10	$12.47	$12.42
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	592	1,265

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$15.39	$14.66	$12.94	$12.74	$11.35	$8.00	$11.90	$12.40	$11.56	$11.72
End of period	$14.95	$15.39	$14.66	$12.94	$12.74	$11.35	$8.00	$11.90	$12.40	$11.56
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$19.96	$14.67	$13.07	$14.22	$12.47	$8.89	$17.36	$18.96	$17.28	$16.98
End of period	$21.79	$19.96	$14.67	$13.07	$14.22	$12.47	$8.89	$17.36	$18.96	$17.28
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.63	$11.47	$10.86	$10.86	$10.29	$9.34	$11.16	$10.82	$10.34	N/A
End of period	$11.64	$11.63	$11.47	$10.86	$10.86	$10.29	$9.34	$11.16	$10.82	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.80	$11.94	$11.10	$11.34	$10.50	$9.12	$11.94	$11.42	$10.66	N/A
End of period	$12.91	$12.80	$11.94	$11.10	$11.34	$10.50	$9.12	$11.94	$11.42	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$34.88	$25.92	$22.48	$23.44	$20.69	$14.86	$26.80	$25.08	$22.73	$22.08
End of period	$36.80	$34.88	$25.92	$22.48	$23.44	$20.69	$14.86	$26.80	$25.08	$22.73
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$53.16	$40.14	$36.42	$38.08	$30.70	$21.54	$37.41	$32.89	$31.74	$28.66
End of period	$58.20	$53.16	$40.14	$36.42	$38.08	$30.70	$21.54	$37.41	$32.89	$31.74
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$18.21	$13.68	$11.82	$12.44	$11.06	$8.31	$14.39	$14.71	$12.63	$12.26
End of period	$20.01	$18.21	$13.68	$11.82	$12.44	$11.06	$8.31	$14.39	$14.71	$12.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$27.60	$23.84	$22.32	$22.27	$20.71	$17.83	$23.18	$22.22	$20.15	$19.72
End of period	$29.43	$27.60	$23.84	$22.32	$22.27	$20.71	$17.83	$23.18	$22.22	$20.15
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$23.92	$18.81	$16.66	$17.53	$15.89	$13.21	$20.42	$19.52	$16.63	$15.85
End of period	$25.84	$23.92	$18.81	$16.66	$17.53	$15.89	$13.21	$20.42	$19.52	$16.63
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	-

APPENDIX A

Jackson National Separate Account I

Financial Statements

December 31, 2014

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Assets
Investments, at fair value (a)	$34,297,475	$104,198,249	$330,092,913	$97,608,053	$78,822,197	$62,044,598	$44,387,395	$156,054,897	$124,347,904	$47,997,450
Receivables:
Investments in Fund shares sold	17,972	19,366	85,661	29,300	35,897	3,356	12,061	4,965	3,960	3,871
Investment Division units sold	11,963	231,988	45,659	12,222	112,585	47,377	—	144,769	83,171	35,782
Total assets	34,327,410	104,449,603	330,224,233	97,649,575	78,970,679	62,095,331	44,399,456	156,204,631	124,435,035	48,037,103

Liabilities
Payables:
Investments in Fund shares purchased	11,963	231,988	45,659	12,222	112,585	47,377	—	144,769	83,171	35,782
Investment Division units redeemed	16,968	16,399	76,222	26,347	33,667	1,544	10,774	582	368	2,463
Insurance fees due to Jackson	1,004	2,967	9,439	2,953	2,230	1,812	1,287	4,383	3,592	1,408
Total liabilities	29,935	251,354	131,320	41,522	148,482	50,733	12,061	149,734	87,131	39,653
Net assets (Note 7)	$34,297,475	$104,198,249	$330,092,913	$97,608,053	$78,822,197	$62,044,598	$44,387,395	$156,054,897	$124,347,904	$47,997,450

(a) Investments in Funds, shares outstanding	3,399,155	10,077,200	31,140,841	8,930,288	5,989,529	4,912,478	4,492,651	13,773,601	10,955,762	4,902,702
Investments in Funds, at cost	$34,031,685	$104,265,229	$325,645,502	$96,839,875	$74,562,445	$57,559,222	$45,064,528	$152,117,545	$118,743,649	$48,523,689

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Assets
Investments, at fair value (a)	$4,658,773	$7,728,002	$10,278,335	$113,731,523	$334,274,451	$476,810,694	$37,647,414	$10,920,077	$92,147,402	$287,493,230
Receivables:
Investments in Fund shares sold	144	222	1,895	32,189	132,684	170,700	54,503	56,100	3,891	17,599
Investment Division units sold	4,709	2,015	38,994	67,718	452,103	1,149,789	115,455	300	10,436	25,723
Total assets	4,663,626	7,730,239	10,319,224	113,831,430	334,859,238	478,131,183	37,817,372	10,976,477	92,161,729	287,536,552

Liabilities
Payables:
Investments in Fund shares purchased	4,709	2,015	38,994	67,718	452,103	1,149,789	115,455	300	10,436	25,723
Investment Division units redeemed	5	2	1,599	29,001	122,957	156,984	53,400	55,784	1,299	9,393
Insurance fees due to Jackson	139	220	296	3,188	9,727	13,716	1,103	316	2,592	8,206
Total liabilities	4,853	2,237	40,889	99,907	584,787	1,320,489	169,958	56,400	14,327	43,322
Net assets (Note 7)	$4,658,773	$7,728,002	$10,278,335	$113,731,523	$334,274,451	$476,810,694	$37,647,414	$10,920,077	$92,147,402	$287,493,230

(a) Investments in Funds, shares outstanding	489,881	790,184	1,071,776	9,186,714	28,066,705	39,900,476	3,853,369	1,132,788	7,815,725	24,977,692
Investments in Funds, at cost	$4,839,948	$7,964,734	$10,730,638	$107,772,323	$326,623,386	$459,230,958	$37,845,628	$11,619,942	$87,093,102	$276,633,054

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Assets
Investments, at fair value (a)	$244,165,670	$57,556,283	$173,807,081	$3,201,218	$6,295,278	$12,692,879	$45,819,993	$109,627,946	$98,242,884	$1,628,094
Receivables:
Investments in Fund shares sold	117,385	37,297	175,657	91	174	397	11,570	18,605	13,470	5,284
Investment Division units sold	138,772	88,798	125,027	24,293	175	—	7,515	43,392	20,128	472
Total assets	244,421,827	57,682,378	174,107,765	3,225,602	6,295,627	12,693,276	45,839,078	109,689,943	98,276,482	1,633,850

Liabilities
Payables:
Investments in Fund shares purchased	138,772	88,798	125,027	24,293	175	—	7,515	43,392	20,128	472
Investment Division units redeemed	110,278	35,671	170,528	—	—	8	10,218	15,408	10,701	5,238
Insurance fees due to Jackson	7,107	1,626	5,129	91	174	389	1,352	3,197	2,769	46
Total liabilities	256,157	126,095	300,684	24,384	349	397	19,085	61,997	33,598	5,756
Net assets (Note 7)	$244,165,670	$57,556,283	$173,807,081	$3,201,218	$6,295,278	$12,692,879	$45,819,993	$109,627,946	$98,242,884	$1,628,094

(a) Investments in Funds, shares outstanding	22,776,648	6,438,063	15,945,604	307,219	554,650	1,308,544	4,131,650	9,204,697	7,916,429	235,956
Investments in Funds, at cost	$233,927,877	$60,679,946	$167,318,678	$3,239,065	$6,208,537	$13,281,705	$44,574,676	$103,998,812	$92,995,472	$1,974,116

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Assets
Investments, at fair value (a)	$31,091,576	$98,155,499	$19,064,846	$3,354,455	$3,892,490	$53,933,018	$7,554,648	$33,714,578	$68,288,775	$14,150,165
Receivables:
Investments in Fund shares sold	5,137	110,735	61,457	98	673	1,616	300	1,007	15,272	12,601
Investment Division units sold	430,887	128,575	15,269	17,147	—	158,596	27,127	46,507	719,765	23,671
Total assets	31,527,600	98,394,809	19,141,572	3,371,700	3,893,163	54,093,230	7,582,075	33,762,092	69,023,812	14,186,437

Liabilities
Payables:
Investments in Fund shares purchased	430,887	128,575	15,269	17,147	—	158,596	27,127	46,507	719,765	23,671
Investment Division units redeemed	4,266	107,953	60,902	3	558	30	83	35	13,324	12,187
Insurance fees due to Jackson	871	2,782	555	95	115	1,586	217	972	1,948	414
Total liabilities	436,024	239,310	76,726	17,245	673	160,212	27,427	47,514	735,037	36,272
Net assets (Note 7)	$31,091,576	$98,155,499	$19,064,846	$3,354,455	$3,892,490	$53,933,018	$7,554,648	$33,714,578	$68,288,775	$14,150,165

(a) Investments in Funds, shares outstanding	2,773,557	6,605,350	1,819,165	361,861	418,098	5,277,203	842,213	2,501,081	6,430,205	1,419,274
Investments in Funds, at cost	$30,418,911	$88,449,667	$19,814,065	$3,644,098	$4,122,725	$53,764,474	$7,835,386	$33,927,151	$67,244,246	$13,692,843

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Assets
Investments, at fair value (a)	$26,393,402	$106,384,844	$17,185,260	$26,805,056	$14,612,567	$14,461,446	$3,124,236	$64,332,150	$34,347,229	$65,410,767
Receivables:
Investments in Fund shares sold	783	71,834	629	38,969	419	59,925	2,855	84,093	10,477	55,000
Investment Division units sold	310,879	234,680	28,112	60,428	2,000	658	8,972	2,186	68,260	5,832
Total assets	26,705,064	106,691,358	17,214,001	26,904,453	14,614,986	14,522,029	3,136,063	64,418,429	34,425,966	65,471,599

Liabilities
Payables:
Investments in Fund shares purchased	310,879	234,680	28,112	60,428	2,000	658	8,972	2,186	68,260	5,832
Investment Division units redeemed	30	68,747	145	38,200	7	59,497	2,765	82,222	9,489	53,111
Insurance fees due to Jackson	753	3,087	484	769	412	428	90	1,871	988	1,889
Total liabilities	311,662	306,514	28,741	99,397	2,419	60,583	11,827	86,279	78,737	60,832
Net assets (Note 7)	$26,393,402	$106,384,844	$17,185,260	$26,805,056	$14,612,567	$14,461,446	$3,124,236	$64,332,150	$34,347,229	$65,410,767

(a) Investments in Funds, shares outstanding	2,231,057	8,614,157	1,828,219	4,474,968	1,278,440	1,427,586	403,648	6,325,678	3,139,600	6,534,542
Investments in Funds, at cost	$26,446,308	$97,041,687	$21,500,529	$38,608,923	$14,691,126	$14,277,962	$3,667,544	$66,981,603	$33,410,049	$65,776,771

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund		Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Assets
Investments, at fair value (a)	$2,421,073	$84,807,913	$46,574,786	$		$14,945,532	$26,144,536	$650,863,142	$1,200,467,262	$1,472,585,837	$1,687,365,975
Receivables:
Investments in Fund shares sold	2,212	149,488	3,026		—	451	8,004	131,520	235,411	401,181	626,551
Investment Division units sold	30,541	703,839	140,963		—	963	72,127	331,785	922,725	167,264	587,496
Total assets	2,453,826	85,661,240	46,718,775		—	14,946,946	26,224,667	651,326,447	1,201,625,398	1,473,154,282	1,688,580,022

Liabilities
Payables:
Investments in Fund shares purchased	30,541	703,839	140,963		—	963	72,127	331,785	922,725	167,264	587,496
Investment Division units redeemed	2,144	147,060	1,679		—	10	7,255	105,580	187,803	343,293	560,831
Insurance fees due to Jackson	68	2,428	1,347		—	441	749	25,940	47,608	57,888	65,720
Total liabilities	32,753	853,327	143,989		—	1,414	80,131	463,305	1,158,136	568,445	1,214,047
Net assets (Note 7)	$2,421,073	$84,807,913	$46,574,786		$—	$14,945,532	$26,144,536	$650,863,142	$1,200,467,262	$1,472,585,837	$1,687,365,975

(a) Investments in Funds, shares outstanding	333,941	7,445,822	3,243,369		—	1,569,909	5,955,475	59,767,047	100,625,923	127,939,690	104,222,729
Investments in Funds, at cost	$3,151,559	$82,752,843	$43,366,737		$—	$15,511,068	$34,315,110	$586,300,317	$1,101,494,550	$1,318,077,980	$1,529,602,561

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Assets
Investments, at fair value (a)	$2,248,151,281	$3,167,812,442	$622,021,169	$18,690,010	$749,736,556	$1,747,476,624	$467,955,526	$370,904,900	$640,593,136	$2,316,145,307
Receivables:
Investments in Fund shares sold	867,177	1,583,239	726,032	626	439,992	1,987,656	282,763	1,213,543	289,772	587,470
Investment Division units sold	117,218	703,066	7,849	117,917	511,211	1,703,592	90,937	65,860	702,617	2,442,183
Total assets	2,249,135,676	3,170,098,747	622,755,050	18,808,553	750,687,759	1,751,167,872	468,329,226	372,184,303	641,585,525	2,319,174,960

Liabilities
Payables:
Investments in Fund shares purchased	117,218	703,066	7,849	117,917	511,211	1,703,592	90,937	65,860	702,617	2,442,183
Investment Division units redeemed	778,171	1,455,859	700,795	104	410,088	1,917,710	263,733	1,198,928	264,420	498,005
Insurance fees due to Jackson	89,006	127,380	25,237	522	29,904	69,946	19,030	14,615	25,352	89,465
Total liabilities	984,395	2,286,305	733,881	118,543	951,203	3,691,248	373,700	1,279,403	992,389	3,029,653
Net assets (Note 7)	$2,248,151,281	$3,167,812,442	$622,021,169	$18,690,010	$749,736,556	$1,747,476,624	$467,955,526	$370,904,900	$640,593,136	$2,316,145,307

(a) Investments in Funds, shares outstanding	136,582,702	190,259,006	39,593,964	1,837,759	60,805,884	102,551,445	44,230,201	27,845,713	49,466,651	136,726,405
Investments in Funds, at cost	$2,070,702,817	$2,972,220,349	$607,010,011	$18,782,577	$700,748,394	$1,361,804,144	$482,925,265	$328,998,907	$595,612,402	$1,862,331,331

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Assets
Investments, at fair value (a)	$679,178,639	$701,140,608	$99,749,786	$843,027,945	$3,274,351,419	$693,280,625	$3,303,299	$853,801,352	$449,386,945	$408,782,494
Receivables:
Investments in Fund shares sold	317,273	618,606	9,252	749,983	2,018,431	548,711	59,536	1,695,476	249,949	261,621
Investment Division units sold	1,240,696	257,897	235,472	608,533	2,233,289	358,007	6,155	761,646	99,852	57,331
Total assets	680,736,608	702,017,111	99,994,510	844,386,461	3,278,603,139	694,187,343	3,368,990	856,258,474	449,736,746	409,101,446

Liabilities
Payables:
Investments in Fund shares purchased	1,240,696	257,897	235,472	608,533	2,233,289	358,007	6,155	761,646	99,852	57,331
Investment Division units redeemed	291,052	590,711	6,362	716,243	1,891,882	521,295	59,440	1,662,866	231,753	244,889
Insurance fees due to Jackson	26,221	27,895	2,890	33,740	126,549	27,416	96	32,610	18,196	16,732
Total liabilities	1,557,969	876,503	244,724	1,358,516	4,251,720	906,718	65,691	2,457,122	349,801	318,952
Net assets (Note 7)	$679,178,639	$701,140,608	$99,749,786	$843,027,945	$3,274,351,419	$693,280,625	$3,303,299	$853,801,352	$449,386,945	$408,782,494

(a) Investments in Funds, shares outstanding	55,083,426	62,657,784	9,693,857	88,090,694	267,731,105	24,654,361	335,020	55,622,238	39,910,031	13,001,988
Investments in Funds, at cost	$632,128,895	$712,840,400	$97,112,978	$926,718,550	$3,050,268,934	$582,692,692	$3,267,181	$839,751,733	$394,632,920	$316,836,362

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Assets
Investments, at fair value (a)	$567,701,179	$1,096,100,961	$128,090,211	$349,714,430	$1,557,952,149	$521,536,485	$737,968,724	$1,997,943,848	$424,813,687	$625,966,359
Receivables:
Investments in Fund shares sold	420,885	680,465	85,122	145,367	842,808	476,127	1,027,456	770,083	261,292	525,097
Investment Division units sold	473,350	412,134	64,366	468,708	381,709	108,789	727,263	4,887,748	471,027	137,133
Total assets	568,595,414	1,097,193,560	128,239,699	350,328,505	1,559,176,666	522,121,401	739,723,443	2,003,601,679	425,546,006	626,628,589

Liabilities
Payables:
Investments in Fund shares purchased	473,350	412,134	64,366	468,708	381,709	108,789	727,263	4,887,748	471,027	137,133
Investment Division units redeemed	398,864	636,315	79,910	131,200	779,405	454,661	998,304	690,554	244,597	499,768
Insurance fees due to Jackson	22,021	44,150	5,212	14,167	63,403	21,466	29,152	79,529	16,695	25,329
Total liabilities	894,235	1,092,599	149,488	614,075	1,224,517	584,916	1,754,719	5,657,831	732,319	662,230
Net assets (Note 7)	$567,701,179	$1,096,100,961	$128,090,211	$349,714,430	$1,557,952,149	$521,536,485	$737,968,724	$1,997,943,848	$424,813,687	$625,966,359

(a) Investments in Funds, shares outstanding	49,842,070	40,194,388	16,193,453	44,323,755	130,154,733	46,441,361	64,115,441	170,327,694	44,483,109	51,141,042
Investments in Funds, at cost	$484,756,014	$982,059,630	$129,441,533	$326,837,246	$1,292,440,358	$477,374,850	$761,078,406	$1,904,895,048	$421,546,980	$496,817,331

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Assets
Investments, at fair value (a)	$590,902,519	$774,772,895	$197,206,893	$718,036,413	$316,098,716	$1,284,167,861	$619,284,985	$565,049,969	$311,142,610	$608,506,397
Receivables:
Investments in Fund shares sold	1,094,747	342,874	161,645	747,825	205,556	1,583,296	444,215	248,055	320,400	972,437
Investment Division units sold	585,104	824,906	84,191	626,787	469,921	884,475	294,914	1,590,038	80,579	790,877
Total assets	592,582,370	775,940,675	197,452,729	719,411,025	316,774,193	1,286,635,632	620,024,114	566,888,062	311,543,589	610,269,711

Liabilities
Payables:
Investments in Fund shares purchased	585,104	824,906	84,191	626,787	469,921	884,475	294,914	1,590,038	80,579	790,877
Investment Division units redeemed	1,071,353	311,377	154,001	718,482	192,712	1,532,119	420,209	225,387	307,765	948,350
Insurance fees due to Jackson	23,394	31,497	7,644	29,343	12,844	51,177	24,006	22,668	12,635	24,087
Total liabilities	1,679,851	1,167,780	245,836	1,374,612	675,477	2,467,771	739,129	1,838,093	400,979	1,763,314
Net assets (Note 7)	$590,902,519	$774,772,895	$197,206,893	$718,036,413	$316,098,716	$1,284,167,861	$619,284,985	$565,049,969	$311,142,610	$608,506,397

(a) Investments in Funds, shares outstanding	38,900,758	65,603,124	18,853,431	61,634,027	26,232,259	118,356,485	48,647,681	37,973,788	19,100,222	29,828,745
Investments in Funds, at cost	$539,374,748	$795,095,859	$241,164,651	$724,030,736	$281,779,319	$1,163,981,562	$558,350,263	$557,851,732	$252,622,146	$527,690,708

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Assets
Investments, at fair value (a)	$2,903,055,412	$431,510,424	$740,280,882	$633,095,753	$492,894,638	$—	$393,768,518	$866,940,930	$652,066,839	$122,345,356
Receivables:
Investments in Fund shares sold	2,509,517	332,919	764,211	396,449	828,441	—	692,770	871,327	428,093	110,424
Investment Division units sold	1,134,941	144,194	299,197	1,134,979	257,892	—	17,404	363,643	2,499,239	34,091
Total assets	2,906,699,870	431,987,537	741,344,290	634,627,181	493,980,971	—	394,478,692	868,175,900	654,994,171	122,489,871

Liabilities
Payables:
Investments in Fund shares purchased	1,134,941	144,194	299,197	1,134,979	257,892	—	17,404	363,643	2,499,239	34,091
Investment Division units redeemed	2,394,658	315,207	735,143	370,527	809,206	—	677,049	836,008	402,092	105,422
Insurance fees due to Jackson	114,859	17,712	29,068	25,922	19,235	—	15,721	35,319	26,001	5,002
Total liabilities	3,644,458	477,113	1,063,408	1,531,428	1,086,333	—	710,174	1,234,970	2,927,332	144,515
Net assets (Note 7)	$2,903,055,412	$431,510,424	$740,280,882	$633,095,753	$492,894,638	$—	$393,768,518	$866,940,930	$652,066,839	$122,345,356

(a) Investments in Funds, shares outstanding	212,833,974	58,869,089	23,169,981	47,281,236	49,437,777	—	34,571,424	49,286,011	55,353,721	26,198,149
Investments in Funds, at cost	$2,691,446,882	$454,773,569	$646,094,232	$647,227,536	$529,251,769	$—	$311,807,115	$787,322,187	$663,415,600	$109,231,645

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund
Assets
Investments, at fair value (a)	$517,690,063	$580,636,341	$98,136,758	$476,725,115	$245,362,210	$556,140,439	$382,907,952	$41,144,304	$1,902,635,394	$681,568,328
Receivables:
Investments in Fund shares sold	308,953	1,602,740	58,366	506,700	754,009	1,437,681	536,914	9,963	2,343,532	265,706
Investment Division units sold	1,782,659	232,366	73,108	232,814	222,003	928,496	355,423	11,768	1,943,177	216,685
Total assets	519,781,675	582,471,447	98,268,232	477,464,629	246,338,222	558,506,616	383,800,289	41,166,035	1,906,922,103	682,050,719

Liabilities
Payables:
Investments in Fund shares purchased	1,782,659	232,366	73,108	232,814	222,003	928,496	355,423	11,768	1,943,177	216,685
Investment Division units redeemed	288,139	1,578,713	54,305	487,623	744,303	1,415,037	521,241	8,463	2,266,593	238,473
Insurance fees due to Jackson	20,814	24,027	4,061	19,077	9,706	22,644	15,673	1,500	76,939	27,233
Total liabilities	2,091,612	1,835,106	131,474	739,514	976,012	2,366,177	892,337	21,731	4,286,709	482,391
Net assets (Note 7)	$517,690,063	$580,636,341	$98,136,758	$476,725,115	$245,362,210	$556,140,439	$382,907,952	$41,144,304	$1,902,635,394	$681,568,328

(a) Investments in Funds, shares outstanding	28,507,162	30,835,706	7,920,642	49,248,462	19,519,667	49,655,396	15,961,148	4,622,956	75,832,419	56,050,027
Investments in Funds, at cost	$435,256,282	$419,329,197	$106,928,932	$503,499,742	$256,789,879	$460,389,018	$283,457,411	$46,487,125	$1,493,210,293	$575,983,115

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund
Assets
Investments, at fair value (a)	$856,844,761	$2,985,709,749	$406,937,386	$750,347,802	$—	$1,140,786,352	$115,033,729	$340,688,159	$1,279,351,644	$3,229,424,582
Receivables:
Investments in Fund shares sold	485,283	3,666,527	458,458	640,523	—	751,919	33,803	308,510	703,814	1,889,979
Investment Division units sold	1,558,735	1,363,709	198,519	1,644,443	—	3,148,047	430,389	66,020	764,202	2,540,411
Total assets	858,888,779	2,990,739,985	407,594,363	752,632,768	—	1,144,686,318	115,497,921	341,062,689	1,280,819,660	3,233,854,972

Liabilities
Payables:
Investments in Fund shares purchased	1,558,735	1,363,709	198,519	1,644,443	—	3,148,047	430,389	66,020	764,202	2,540,411
Investment Division units redeemed	451,532	3,544,370	441,698	610,003	—	705,730	29,313	294,491	652,955	1,761,366
Insurance fees due to Jackson	33,751	122,157	16,760	30,520	—	46,189	4,490	14,019	50,859	128,613
Total liabilities	2,044,018	5,030,236	656,977	2,284,966	—	3,899,966	464,192	374,530	1,468,016	4,430,390
Net assets (Note 7)	$856,844,761	$2,985,709,749	$406,937,386	$750,347,802	$—	$1,140,786,352	$115,033,729	$340,688,159	$1,279,351,644	$3,229,424,582

(a) Investments in Funds, shares outstanding	64,961,695	226,018,906	34,574,119	35,244,143	—	37,975,578	8,415,050	24,562,953	67,334,297	188,744,862
Investments in Funds, at cost	$862,925,510	$2,358,455,383	$336,923,922	$649,649,494	$—	$1,179,728,325	$117,914,340	$324,229,680	$1,120,141,944	$2,579,367,480

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund	JNL/MMRS Growth Fund	JNL/MMRS Moderate Fund	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Assets
Investments, at fair value (a)	$392,884,476	$1,179,021,383	$902,611,207	$43,475,821	$432,099,984	$24,944,185	$17,561,425	$44,028,674	$84,869,532	$333,742,609
Receivables:
Investments in Fund shares sold	342,380	816,459	1,149,552	1,309	833,566	759	493	32,036	286,331	56,540
Investment Division units sold	391,877	716,437	1,200,587	251,080	259,945	19,834	55,998	49,865	36,883	4,376,350
Total assets	393,618,733	1,180,554,279	904,961,346	43,728,210	433,193,495	24,964,778	17,617,916	44,110,575	85,192,746	338,175,499

Liabilities
Payables:
Investments in Fund shares purchased	391,877	716,437	1,200,587	251,080	259,945	19,834	55,998	49,865	36,883	4,376,350
Investment Division units redeemed	326,698	768,927	1,112,975	25	815,730	29	—	30,758	282,916	42,891
Insurance fees due to Jackson	15,682	47,532	36,577	1,284	17,836	730	493	1,278	3,415	13,649
Total liabilities	734,257	1,532,896	2,350,139	252,389	1,093,511	20,593	56,491	81,901	323,214	4,432,890
Net assets (Note 7)	$392,884,476	$1,179,021,383	$902,611,207	$43,475,821	$432,099,984	$24,944,185	$17,561,425	$44,028,674	$84,869,532	$333,742,609

(a) Investments in Funds, shares outstanding	30,790,319	67,526,998	83,807,911	3,668,846	27,522,292	2,377,901	1,682,129	4,209,242	6,553,632	30,646,704
Investments in Funds, at cost	$385,991,589	$1,002,752,552	$741,651,520	$39,419,114	$384,283,459	$24,635,328	$17,446,823	$43,620,790	$83,088,475	$329,927,428

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund
Assets
Investments, at fair value (a)	$693,160,565	$1,317,828,451	$3,192,629,103	$1,190,883,299	$1,605,816,753	$303,239,522	$199,123,929	$202,023,417	$497,608,907	$4,667,940,627
Receivables:
Investments in Fund shares sold	315,624	1,703,739	1,709,135	1,025,165	2,823,064	148,154	180,054	88,816	3,652,629	4,340,907
Investment Division units sold	501,716	470,557	1,705,234	1,008,865	570,315	376,032	78,349	90,840	146,395	6,777,421
Total assets	693,977,905	1,320,002,747	3,196,043,472	1,192,917,329	1,609,210,132	303,763,708	199,382,332	202,203,073	501,407,931	4,679,058,955

Liabilities
Payables:
Investments in Fund shares purchased	501,716	470,557	1,705,234	1,008,865	570,315	376,032	78,349	90,840	146,395	6,777,421
Investment Division units redeemed	287,289	1,650,102	1,579,944	978,337	2,758,306	136,320	171,812	80,618	3,634,321	4,158,731
Insurance fees due to Jackson	28,335	53,637	129,191	46,828	64,758	11,834	8,242	8,198	18,308	182,176
Total liabilities	817,340	2,174,296	3,414,369	2,034,030	3,393,379	524,186	258,403	179,656	3,799,024	11,118,328
Net assets (Note 7)	$693,160,565	$1,317,828,451	$3,192,629,103	$1,190,883,299	$1,605,816,753	$303,239,522	$199,123,929	$202,023,417	$497,608,907	$4,667,940,627

(a) Investments in Funds, shares outstanding	48,848,525	125,987,424	253,182,324	111,820,028	241,476,203	19,513,483	17,684,186	10,462,114	45,610,349	252,730,949
Investments in Funds, at cost	$600,094,690	$1,512,106,079	$3,254,237,455	$1,215,055,720	$1,746,113,225	$268,278,938	$208,309,320	$167,802,848	$469,701,830	$3,823,620,371

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund
Assets
Investments, at fair value (a)	$768,629,162	$2,242,009,582	$2,469,128	$1,041,964,651	$1,593,830,558	$1,508,869,615	$4,602,746,712	$3,148,394,715	$5,884,253,118	$80,070,520
Receivables:
Investments in Fund shares sold	859,313	1,797,986	69	901,526	587,180	1,028,568	2,000,828	1,636,537	2,176,560	118,101
Investment Division units sold	638,113	1,195,166	3,564	5,429,097	560,615	733,615	1,574,135	609,102	1,931,610	245,898
Total assets	770,126,588	2,245,002,734	2,472,761	1,048,295,274	1,594,978,353	1,510,631,798	4,606,321,675	3,150,640,354	5,888,361,288	80,434,519

Liabilities
Payables:
Investments in Fund shares purchased	638,113	1,195,166	3,564	5,429,097	560,615	733,615	1,574,135	609,102	1,931,610	245,898
Investment Division units redeemed	827,596	1,706,423	—	859,008	523,432	965,881	1,816,376	1,509,158	1,939,686	115,046
Insurance fees due to Jackson	31,717	91,563	69	42,518	63,748	62,687	184,452	127,379	236,874	3,055
Total liabilities	1,497,426	2,993,152	3,633	6,330,623	1,147,795	1,762,183	3,574,963	2,245,639	4,108,170	363,999
Net assets (Note 7)	$768,629,162	$2,242,009,582	$2,469,128	$1,041,964,651	$1,593,830,558	$1,508,869,615	$4,602,746,712	$3,148,394,715	$5,884,253,118	$80,070,520

(a) Investments in Funds, shares outstanding	45,507,943	146,824,465	261,007	62,958,589	93,534,657	124,186,800	312,262,328	236,721,407	407,779,149	7,017,574
Investments in Funds, at cost	$686,970,158	$1,937,249,292	$2,483,258	$955,501,969	$1,285,702,940	$1,426,246,053	$3,804,105,803	$2,812,445,773	$5,034,499,678	$76,231,485

See notes to the financial statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2014

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Assets
Investments, at fair value (a)	$582,104,033	$15,934,607	$2,315,475,546	$2,578,873,478	$818,120,643	$1,326,726,370	$4,024,875,657	$1,216,576,030	$668,418,797
Receivables:
Investments in Fund shares sold	1,219,455	3,632	1,922,766	1,369,792	1,223,608	1,270,927	1,163,071	2,624,266	538,680
Investment Division units sold	1,510,217	70,977	1,225,747	1,243,958	1,214,242	665,310	2,056,929	3,744,321	479,772
Total assets	584,833,705	16,009,216	2,318,624,059	2,581,487,228	820,558,493	1,328,662,607	4,028,095,657	1,222,944,617	669,437,249

Liabilities
Payables:
Investments in Fund shares purchased	1,510,217	70,977	1,225,747	1,243,958	1,214,242	665,310	2,056,929	3,744,321	479,772
Investment Division units redeemed	1,195,610	3,174	1,831,171	1,266,227	1,191,003	1,218,620	1,006,977	2,575,417	511,793
Insurance fees due to Jackson	23,845	458	91,595	103,565	32,605	52,307	156,094	48,849	26,887
Total liabilities	2,729,672	74,609	3,148,513	2,613,750	2,437,850	1,936,237	3,220,000	6,368,587	1,018,452
Net assets (Note 7)	$582,104,033	$15,934,607	$2,315,475,546	$2,578,873,478	$818,120,643	$1,326,726,370	$4,024,875,657	$1,216,576,030	$668,418,797

(a) Investments in Funds, shares outstanding	38,626,678	1,656,404	69,764,253	66,346,115	82,889,629	76,956,286	181,382,409	1,216,576,030	27,563,662
Investments in Funds, at cost	$564,346,629	$16,214,885	$1,905,022,927	$2,172,813,702	$829,789,288	$1,118,200,019	$3,408,599,624	$1,216,576,030	$550,888,326

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Investment income
Dividends	$146,272	$614,023	$3,349,838	$619,860	$406,893	$2,049,492	$518,997	$477,362	$1,000,488	$679,794

Expenses
Asset-based charges (Note 3)	282,145	762,024	3,228,646	809,846	699,463	558,929	377,703	1,042,717	1,263,835	441,828
Total expenses	282,145	762,024	3,228,646	809,846	699,463	558,929	377,703	1,042,717	1,263,835	441,828
Net investment income (loss)	(135,873)	(148,001)	121,192	(189,986)	(292,570)	1,490,563	141,294	(565,355)	(263,347)	237,966

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	11,349	23,758	3,988,809	292,261	2,925,046	847,192	—	377,996	1,639,250	59,231
Investments	131,175	185,430	2,528,587	609,170	1,432,896	956,441	105,302	705,637	1,366,577	244,925
Net change in unrealized appreciation
(depreciation) on investments	59,144	(979,662)	(4,139,034)	499,315	(1,385,167)	262,061	(231,400)	1,668,014	(1,218,150)	(889,360)
Net realized and unrealized gain (loss)	201,668	(770,474)	2,378,362	1,400,746	2,972,775	2,065,694	(126,098)	2,751,647	1,787,677	(585,204)

Net increase (decrease) in net assets
from operations	$65,795	$(918,475)	$2,499,554	$1,210,760	$2,680,205	$3,556,257	$15,196	$2,186,292	$1,524,330	$(347,238)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Investment income
Dividends	$34,636	$47,091	$84,591	$604,934	$1,988,567	$2,653,492	$483,486	$102,271	$443,557	$2,276,431

Expenses
Asset-based charges (Note 3)	35,757	67,368	80,249	942,766	2,744,664	3,904,516	311,006	95,813	826,288	2,727,304
Total expenses	35,757	67,368	80,249	942,766	2,744,664	3,904,516	311,006	95,813	826,288	2,727,304
Net investment income (loss)	(1,121)	(20,277)	4,342	(337,832)	(756,097)	(1,251,024)	172,480	6,458	(382,731)	(450,873)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	11,950	14,598	19,491	3,315,028	5,952,954	7,851,232	54,667	9,333	3,201,380	11,637,588
Investments	909	57,777	64,322	1,400,017	2,860,983	2,806,852	173,054	(1,584)	1,261,970	3,038,557
Net change in unrealized appreciation
(depreciation) on investments	(210,315)	(423,192)	(559,612)	(1,674,601)	(3,011,335)	(354,980)	(407,987)	(762,068)	(1,930,116)	(5,731,616)
Net realized and unrealized gain (loss)	(197,456)	(350,817)	(475,799)	3,040,444	5,802,602	10,303,104	(180,266)	(754,319)	2,533,234	8,944,529

Net increase (decrease) in net assets
from operations	$(198,577)	$(371,094)	$(471,457)	$2,702,612	$5,046,505	$9,052,080	$(7,786)	$(747,861)	$2,150,503	$8,493,656

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Investment income
Dividends	$—	$—	$3,115,053	$—	$1,000	$222,033	$345,081	$700,830	$590,395	$22,976

Expenses
Asset-based charges (Note 3)	2,512,953	594,313	1,660,897	18,645	38,844	112,505	430,320	1,037,633	908,345	20,972
Total expenses	2,512,953	594,313	1,660,897	18,645	38,844	112,505	430,320	1,037,633	908,345	20,972
Net investment income (loss)	(2,512,953)	(594,313)	1,454,156	(18,645)	(37,844)	109,528	(85,239)	(336,803)	(317,950)	2,004

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	160,707	280,718	1,655,416	448	1,958	196,674	1,097,969	3,446,743	3,723,779	—
Investments	1,634,636	(778,077)	1,417,882	2,571	(18,013)	23,460	429,246	1,248,563	1,740,969	(138,780)
Net change in unrealized appreciation
(depreciation) on investments	9,853,467	(2,004,531)	5,783,050	(46,970)	63,147	(754,555)	(296,842)	(881,337)	(2,049,979)	(270,573)
Net realized and unrealized gain (loss)	11,648,810	(2,501,890)	8,856,348	(43,951)	47,092	(534,421)	1,230,373	3,813,969	3,414,769	(409,353)

Net increase (decrease) in net assets
from operations	$9,135,857	$(3,096,203)	$10,310,504	$(62,596)	$9,248	$(424,893)	$1,145,134	$3,477,166	$3,096,819	$(407,349)

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment income
Dividends	$41,656	$196,010	$—	$583	$480	$—	$233,042	$—	$166,063	$—

Expenses
Asset-based charges (Note 3)	185,039	714,634	96,118	27,767	31,271	433,466	58,561	261,902	301,916	113,502
Total expenses	185,039	714,634	96,118	27,767	31,271	433,466	58,561	261,902	301,916	113,502
Net investment income (loss)	(143,383)	(518,624)	(96,118)	(27,184)	(30,791)	(433,466)	174,481	(261,902)	(135,853)	(113,502)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	703	138,356	621,850	47,746	4,453	—	—	2,609,394	—	—
Investments	102,283	1,733,660	67,491	(4,659)	(14,917)	234,217	27,881	291,130	160,310	52,090
Net change in unrealized appreciation
(depreciation) on investments	452,107	3,596,437	(737,805)	(364,085)	(213,694)	(145,718)	(288,883)	(2,045,481)	1,077,960	476,459
Net realized and unrealized gain (loss)	555,093	5,468,453	(48,464)	(320,998)	(224,158)	88,499	(261,002)	855,043	1,238,270	528,549

Net increase (decrease) in net assets from operations	$411,710	$4,949,829	$(144,582)	$(348,182)	$(254,949)	$(344,967)	$(86,521)	$593,141	$1,102,417	$415,047

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Investment income
Dividends	$176	$25,308	$638,887	$—	$—	$—	$—	$523,639	$13,015	$—

Expenses
Asset-based charges (Note 3)	224,939	868,672	151,347	277,563	100,821	136,699	12,842	632,364	257,530	707,764
Total expenses	224,939	868,672	151,347	277,563	100,821	136,699	12,842	632,364	257,530	707,764
Net investment income (loss)	(224,763)	(843,364)	487,540	(277,563)	(100,821)	(136,699)	(12,842)	(108,725)	(244,515)	(707,764)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	470,276	—	1,188,712	5,414,728	6,205	—	—	1,146,457	—	—
Investments	25,472	980,101	195,537	139,780	36,130	12,964	(70,251)	66,762	110,251	(153,863)
Net change in unrealized appreciation
(depreciation) on investments	489,526	6,284,390	(5,146,496)	(12,892,044)	(312,742)	400,040	(543,308)	(2,966,806)	1,502,020	(255,976)
Net realized and unrealized gain (loss)	985,274	7,264,491	(3,762,247)	(7,337,536)	(270,407)	413,004	(613,559)	(1,753,587)	1,612,271	(409,839)

Net increase (decrease) in net assets
from operations	$760,511	$6,421,127	$(3,274,707)	$(7,615,099)	$(371,228)	$276,305	$(626,401)	$(1,862,312)	$1,367,756	$(1,117,603)

(a)Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Investment income
Dividends	$81,199	$464,908	$30,523	$—	$—	$72,402	$9,752,615	$24,945,247	$25,589,257	$29,170,749

Expenses
Asset-based charges (Note 3)	27,493	414,993	393,559	60,568	136,859	244,591	8,747,977	16,358,212	19,669,566	24,514,557
Total expenses	27,493	414,993	393,559	60,568	136,859	244,591	8,747,977	16,358,212	19,669,566	24,514,557
Net investment income (loss)	53,706	49,915	(363,036)	(60,568)	(136,859)	(172,189)	1,004,638	8,587,035	5,919,691	4,656,192

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,080,714	1,517,105	—	—	—	20,609,846	50,418,531	60,170,621	18,099,324
Investments	(180,098)	305,940	512,459	(367,190)	(74,340)	(1,400,459)	14,728,559	21,585,621	29,817,962	33,405,153
Net change in unrealized appreciation
(depreciation) on investments	(727,729)	1,893,127	1,950,768	(33,342)	(544,540)	(3,825,012)	(15,657,034)	(38,925,580)	(47,813,859)	(43,403,284)
Net realized and unrealized gain (loss)	(907,827)	4,279,781	3,980,332	(400,532)	(618,880)	(5,225,471)	19,681,371	33,078,572	42,174,724	8,101,193

Net increase (decrease) in net assets
from operations	$(854,121)	$4,329,696	$3,617,296	$(461,100)	$(755,739)	$(5,397,660)	$20,686,009	$41,665,607	$48,094,415	$12,757,385

(a)The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Investment income
Dividends	$37,326,151	$48,399,369	$10,047,853	$82,411	$6,104,833	$15,916,642	$44,547	$804,584	$3,988,113	$13,185,134

Expenses
Asset-based charges (Note 3)	33,801,328	48,033,041	10,252,234	61,270	8,725,370	20,329,178	7,341,834	5,244,451	7,507,882	27,671,003
Total expenses	33,801,328	48,033,041	10,252,234	61,270	8,725,370	20,329,178	7,341,834	5,244,451	7,507,882	27,671,003
Net investment income (loss)	3,524,823	366,328	(204,381)	21,141	(2,620,537)	(4,412,536)	(7,297,287)	(4,439,867)	(3,519,769)	(14,485,869)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	25,737,292	36,992,715	19,616,501	108,233	1,005,179	2,823,245	3,662,858	2,430,828	1,905,788	15,913,922
Investments	45,983,433	56,985,047	11,058,182	(44,213)	8,480,480	46,499,437	(826,578)	14,405,812	7,868,630	64,340,226
Net change in unrealized appreciation
(depreciation) on investments	(65,352,079)	(83,789,059)	(28,104,699)	(92,567)	7,629,027	131,264,727	951,192	(13,848,057)	4,770,307	95,926,694
Net realized and unrealized gain (loss)	6,368,646	10,188,703	2,569,984	(28,547)	17,114,686	180,587,409	3,787,472	2,988,583	14,544,725	176,180,842

Net increase (decrease) in net assets
from operations	$9,893,469	$10,555,031	$2,365,603	$(7,406)	$14,494,149	$176,174,873	$(3,509,815)	$(1,451,284)	$11,024,956	$161,694,973

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Investment income
Dividends	$4,726,304	$5,849,047	$2,283,116	$—	$22,575,410	$—	$—	$4,562,427	$4,117,303	$3,128,064

Expenses
Asset-based charges (Note 3)	8,816,145	10,193,110	875,328	14,740,005	43,460,554	9,212,767	5,635	8,843,835	6,833,496	6,058,031
Total expenses	8,816,145	10,193,110	875,328	14,740,005	43,460,554	9,212,767	5,635	8,843,835	6,833,496	6,058,031
Net investment income (loss)	(4,089,841)	(4,344,063)	1,407,788	(14,740,005)	(20,885,144)	(9,212,767)	(5,635)	(4,281,408)	(2,716,193)	(2,929,967)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,940,630	4,739,191	5,751,382	—	69,056,684	47,151,756	—	24,033,889	—	—
Investments	11,365,970	8,835,266	(251,427)	18,908,989	45,951,373	31,150,903	296	14,069,628	12,605,273	17,024,856
Net change in unrealized appreciation
(depreciation) on investments	(40,374,560)	(82,338,265)	989,358	(161,723,676)	(84,149,029)	(23,727,052)	36,118	(27,474,360)	(14,144,073)	(10,816,433)
Net realized and unrealized gain (loss)	(26,067,960)	(68,763,808)	6,489,313	(142,814,687)	30,859,028	54,575,607	36,414	10,629,157	(1,538,800)	6,208,423

Net increase (decrease) in net assets
from operations	$(30,157,801)	$(73,107,871)	$7,897,101	$(157,554,692)	$9,973,884	$45,362,840	$30,779	$6,347,749	$(4,254,993)	$3,278,456

(a) Commencement of operations September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Investment income
Dividends	$2,788,153	$—	$1,274,261	$2,848,706	$25,518,193	$4,158,618	$26,092,906	$62,269,201	$3,590,072	$4,648,862

Expenses
Asset-based charges (Note 3)	6,592,566	16,311,567	1,921,196	4,924,940	23,588,948	7,613,735	9,925,014	27,594,808	6,404,868	8,960,091
Total expenses	6,592,566	16,311,567	1,921,196	4,924,940	23,588,948	7,613,735	9,925,014	27,594,808	6,404,868	8,960,091
Net investment income (loss)	(3,804,413)	(16,311,567)	(646,935)	(2,076,234)	1,929,245	(3,455,117)	16,167,892	34,674,393	(2,814,796)	(4,311,229)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,108,024	95,363,490	—	—	—	3,509,718	537,332	—	20,507,192	12,168,006
Investments	16,966,027	52,716,959	(851,873)	2,674,617	68,810,517	19,134,583	3,684,049	39,940,656	17,586,680	29,823,186
Net change in unrealized appreciation
(depreciation) on investments	18,797,134	(121,506,536)	5,843,432	29,080,312	(55,392,441)	(43,184,640)	(35,514,257)	(58,727,228)	(86,372,881)	(4,660,487)
Net realized and unrealized gain (loss)	41,871,185	26,573,913	4,991,559	31,754,929	13,418,076	(20,540,339)	(31,292,876)	(18,786,572)	(48,279,009)	37,330,705

Net increase (decrease) in net assets
from operations	$38,066,772	$10,262,346	$4,344,624	$29,678,695	$15,347,321	$(23,995,456)	$(15,124,984)	$15,887,821	$(51,093,805)	$33,019,476

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Investment income
Dividends	$2,167,993	$15,535,708	$3,755,870	$5,143,042	$135,533	$14,337,030	$6,363,347	$289,355	$625,350	$—

Expenses
Asset-based charges (Note 3)	8,443,061	9,909,977	3,213,514	9,674,932	3,322,028	16,110,074	8,350,927	7,891,531	4,196,220	7,676,567
Total expenses	8,443,061	9,909,977	3,213,514	9,674,932	3,322,028	16,110,074	8,350,927	7,891,531	4,196,220	7,676,567
Net investment income (loss)	(6,275,068)	5,625,731	542,356	(4,531,890)	(3,186,495)	(1,773,044)	(1,987,580)	(7,602,176)	(3,570,870)	(7,676,567)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	49,820,296	—	4,484,570	99,816,392	23,353,740	37,155,655	—	99,152,765	6,277,383	21,400,527
Investments	35,135,225	(8,526,030)	(7,317,504)	19,283,903	16,587,754	23,856,057	18,191,355	33,988,981	17,671,314	35,701,700
Net change in unrealized appreciation
(depreciation) on investments	(88,197,332)	26,799,217	(11,099,362)	(43,567,138)	(11,448,124)	71,001,564	(25,209,169)	(91,806,712)	13,348	(17,383,678)
Net realized and unrealized gain (loss)	(3,241,811)	18,273,187	(13,932,296)	75,533,157	28,493,370	132,013,276	(7,017,814)	41,335,034	23,962,045	39,718,549

Net increase (decrease) in net assets
from operations	$(9,516,879)	$23,898,918	$(13,389,940)	$71,001,267	$25,306,875	$130,240,232	$(9,005,394)	$33,732,858	$20,391,175	$32,041,982

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Investment income
Dividends	$32,416,969	$8,848,445	$—	$18,786,771	$9,073,278	$—	$6,721,433	$19,322,362	$19,682,993	$3,422,089

Expenses
Asset-based charges (Note 3)	44,033,888	6,871,042	9,326,129	8,639,579	8,099,014	303,152	5,454,676	13,899,622	8,580,641	1,958,233
Total expenses	44,033,888	6,871,042	9,326,129	8,639,579	8,099,014	303,152	5,454,676	13,899,622	8,580,641	1,958,233
Net investment income (loss)	(11,616,919)	1,977,403	(9,326,129)	10,147,192	974,264	(303,152)	1,266,757	5,422,740	11,102,352	1,463,856

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	145,020,431	—	54,950,237	—	12,132,309	—	12,965,686	88,911,079	6,160,941	—
Investments	95,447,612	4,796,909	46,738,190	(5,127,926)	4,201,952	(1,643,788)	16,150,634	63,367,878	1,125,862	6,115,372
Net change in unrealized appreciation
(depreciation) on investments	(398,855,000)	(62,715,657)	(37,215,702)	15,527,220	(52,106,042)	1,639,445	(5,594,385)	(152,620,471)	3,668,680	(2,770,227)
Net realized and unrealized gain (loss)	(158,386,957)	(57,918,748)	64,472,725	10,399,294	(35,771,781)	(4,343)	23,521,935	(341,514)	10,955,483	3,345,145

Net increase (decrease) in net assets
from operations	$(170,003,876)	$(55,941,345)	$55,146,596	$20,546,486	$(34,797,517)	$(307,495)	$24,788,692	$5,081,226	$22,057,835	$4,809,001

(a) The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund
Investment income
Dividends	$2,619,172	$—	$371,250	$5,318,709	$2,889,559	$4,172,846	$—	$4,325,576	$7,948,769	$9,339,663

Expenses
Asset-based charges (Note 3)	7,038,036	8,702,612	1,214,974	6,719,703	3,547,649	7,079,570	5,811,529	565,702	20,503,794	9,854,514
Total expenses	7,038,036	8,702,612	1,214,974	6,719,703	3,547,649	7,079,570	5,811,529	565,702	20,503,794	9,854,514
Net investment income (loss)	(4,418,864)	(8,702,612)	(843,724)	(1,400,994)	(658,090)	(2,906,724)	(5,811,529)	3,759,874	(12,555,025)	(514,851)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	22,785,903	—	16,928,431	—	—	12,033,948	—	—	16,994,512	27,102,087
Investments	33,482,588	59,121,480	3,428,173	(22,771)	2,608,171	30,218,871	29,356,816	(1,039,971)	79,782,858	25,726,030
Net change in unrealized appreciation
(depreciation) on investments	(11,551,414)	(6,893,424)	(15,548,488)	(27,664,826)	(24,173,624)	12,588,291	8,880,731	(4,025,304)	202,479,356	(27,886,820)
Net realized and unrealized gain (loss)	44,717,077	52,228,056	4,808,116	(27,687,597)	(21,565,453)	54,841,110	38,237,547	(5,065,275)	299,256,726	24,941,297

Net increase (decrease) in net assets
from operations	$40,298,213	$43,525,444	$3,964,392	$(29,088,591)	$(22,223,543)	$51,934,386	$32,426,018	$(1,305,401)	$286,701,701	$24,426,446

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund
Investment income
Dividends	$27,744,856	$60,762,370	$8,035,943	$1,159,239	$1,371,421	$14,314,039	$2,688,910	$2,568,673	$11,029,380	$36,229,792

Expenses
Asset-based charges (Note 3)	11,696,601	45,139,571	6,182,936	7,761,498	844,168	18,047,467	1,532,367	5,411,159	17,293,868	39,957,977
Total expenses	11,696,601	45,139,571	6,182,936	7,761,498	844,168	18,047,467	1,532,367	5,411,159	17,293,868	39,957,977
Net investment income (loss)	16,048,255	15,622,799	1,853,007	(6,602,259)	527,253	(3,733,428)	1,156,543	(2,842,486)	(6,264,488)	(3,728,185)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	38,340,534	—	19,585,271	2,586,127	35,777,790	69,621,744	3,625,300
Investments	18,217,087	148,920,653	22,606,219	39,641,950	9,566,467	49,548,050	2,411,692	16,371,473	66,744,761	127,463,943
Net change in unrealized appreciation
(depreciation) on investments	(103,241,736)	106,934,442	(3,822,502)	10,694,500	(3,692,818)	(221,994,461)	(5,720,619)	(38,562,400)	(43,332,606)	174,935,490
Net realized and unrealized gain (loss)	(85,024,649)	255,855,095	18,783,717	88,676,984	5,873,649	(152,861,140)	(722,800)	13,586,863	93,033,899	306,024,733

Net increase (decrease) in net assets
from operations	$(68,976,394)	$271,477,894	$20,636,724	$82,074,725	$6,400,902	$(156,594,568)	$433,743	$10,744,377	$86,769,411	$302,296,548

(a) The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Investment income
Dividends	$2,302,217	$11,606,299	$4,694,124	$773	$1,051,759	$—	$—	$—	$—	$2,388,773

Expenses
Asset-based charges (Note 3)	5,464,165	17,057,841	10,166,814	208,332	6,922,589	70,683	40,585	119,135	1,200,379	3,401,274
Total expenses	5,464,165	17,057,841	10,166,814	208,332	6,922,589	70,683	40,585	119,135	1,200,379	3,401,274
Net investment income (loss)	(3,161,948)	(5,451,542)	(5,472,690)	(207,559)	(5,870,830)	(70,683)	(40,585)	(119,135)	(1,200,379)	(1,012,501)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	40,397,139	—	13,566,771	—	—	—	—	—	819,348	1,179,745
Investments	19,905,300	55,823,382	36,581,814	290,936	29,828,458	525	13,589	44,838	445,934	1,930,249
Net change in unrealized appreciation
(depreciation) on investments	(51,346,227)	(16,627,934)	73,132,283	4,092,575	(3,293,964)	308,857	114,602	407,884	(6,589,221)	3,211,670
Net realized and unrealized gain (loss)	8,956,212	39,195,448	123,280,868	4,383,511	26,534,494	309,382	128,191	452,722	(5,323,939)	6,321,664

Net increase (decrease) in net assets
from operations	$5,794,264	$33,743,906	$117,808,178	$4,175,952	$20,663,664	$238,699	$87,606	$333,587	$(6,524,318)	$5,309,163

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund
Investment income
Dividends	$3,936,830	$9,697,109	$109,730,008	$28,937,765	$94,863,902	$1,439,423	$484,721	$9,141,327	$34,987,955	$86,792,924

Expenses
Asset-based charges (Note 3)	10,037,805	20,757,735	49,773,322	18,009,755	25,593,055	4,175,266	2,693,074	2,712,910	6,976,635	53,703,952
Total expenses	10,037,805	20,757,735	49,773,322	18,009,755	25,593,055	4,175,266	2,693,074	2,712,910	6,976,635	53,703,952
Net investment income (loss)	(6,100,975)	(11,060,626)	59,956,686	10,928,010	69,270,847	(2,735,843)	(2,208,353)	6,428,417	28,011,320	33,088,972

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	12,817,305	—	11,998,985	2,177,853	24,607,284	15,679,862	29,138,821	—	19,826,728	80,914,780
Investments	30,096,651	(68,828,438)	3,861,973	5,577,151	20,110,948	26,779,791	12,516,354	17,469,331	18,087,428	148,964,329
Net change in unrealized appreciation
(depreciation) on investments	(33,486,979)	103,782,551	5,169,863	(35,233,250)	(138,989,078)	(15,487,375)	(32,438,273)	(6,650,453)	(70,955,953)	212,493,193
Net realized and unrealized gain (loss)	9,426,977	34,954,113	21,030,821	(27,478,246)	(94,270,846)	26,972,278	9,216,902	10,818,878	(33,041,797)	442,372,302

Net increase (decrease) in net assets
from operations	$3,326,002	$23,893,487	$80,987,507	$(16,550,236)	$(24,999,999)	$24,236,435	$7,008,549	$17,247,295	$(5,030,477)	$475,461,274

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)
Investment income
Dividends	$2,006,202	$27,393,548	$—	$6,592,370	$7,135,047	$4,522,808	$23,231,545	$6,324,898	$13,693,925	$—

Expenses
Asset-based charges (Note 3)	10,091,634	30,217,638	3,544	11,335,576	22,380,270	23,720,301	64,881,560	46,856,872	86,245,541	276,517
Total expenses	10,091,634	30,217,638	3,544	11,335,576	22,380,270	23,720,301	64,881,560	46,856,872	86,245,541	276,517
Net investment income (loss)	(8,085,432)	(2,824,090)	(3,544)	(4,743,206)	(15,245,223)	(19,197,493)	(41,650,015)	(40,531,974)	(72,551,616)	(276,517)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	65,293,372	100,125,093	—	94,182,374	40,857,923	16,976,111	98,413,319	42,430,111	97,256,175	—
Investments	29,464,609	65,340,560	633	39,502,962	65,335,677	26,618,091	134,290,804	71,885,221	148,320,038	220,460
Net change in unrealized appreciation
(depreciation) on investments	(28,273,880)	65,354,713	(14,130)	(11,640,327)	(14,230,212)	203,885	(14,488,176)	1,698,051	(2,654,783)	3,839,035
Net realized and unrealized gain (loss)	66,484,101	230,820,366	(13,497)	122,045,009	91,963,388	43,798,087	218,215,947	116,013,383	242,921,430	4,059,495

Net increase (decrease) in net assets
from operations	$58,398,669	$227,996,276	$(17,041)	$117,301,803	$76,718,165	$24,600,594	$176,565,932	$75,481,409	$170,369,814	$3,782,978

(a) Commencement of operations April 28, 2014.
(b) Commencement of operations September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2014

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends	$4,396,813	$—	$—	$3,411,721	$9,260,286	$9,514,405	$46,285,200	$5,938	$9,516,161

Expenses
Asset-based charges (Note 3)	6,748,743	53,223	31,089,039	34,505,316	11,496,036	17,009,022	50,895,755	19,654,195	9,575,253
Total expenses	6,748,743	53,223	31,089,039	34,505,316	11,496,036	17,009,022	50,895,755	19,654,195	9,575,253
Net investment income (loss)	(2,351,930)	(53,223)	(31,089,039)	(31,093,595)	(2,235,750)	(7,494,617)	(4,610,555)	(19,648,257)	(59,092)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	71,373,060	—	195,414,271	206,045,458	—	63,967,765	118,517,687	14,251	26,588,522
Investments	23,430,999	(32,941)	128,858,247	92,625,668	(868,425)	61,764,881	92,523,305	—	33,369,915
Net change in unrealized appreciation
(depreciation) on investments	(36,096,055)	(280,278)	(145,447,510)	(15,927,643)	(5,601,919)	8,652,174	80,712,598	—	261,941
Net realized and unrealized gain (loss)	58,708,004	(313,219)	178,825,008	282,743,483	(6,470,344)	134,384,820	291,753,590	14,251	60,220,378

Net increase (decrease) in net assets
from operations	$56,356,074	$(366,442)	$147,735,969	$251,649,888	$(8,706,094)	$126,890,203	$287,143,035	$(19,634,006)	$60,161,286

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - Alt 100 Conservative Fund	CG - Alt 100 Growth Fund	CG - Alt 100 Moderate Fund	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund
Operations
Net investment income (loss)	$(135,873)	$(148,001)	$121,192	$(189,986)	$(292,570)	$1,490,563	$141,294	$(565,355)	$(263,347)	$237,966
Net realized gain (loss) on investments	142,524	209,188	6,517,396	901,431	4,357,942	1,803,633	105,302	1,083,633	3,005,827	304,156
Net change in unrealized appreciation (depreciation) on investments	59,144	(979,662)	(4,139,034)	499,315	(1,385,167)	262,061	(231,400)	1,668,014	(1,218,150)	(889,360)
Net increase (decrease) in net assets from operations	65,795	(918,475)	2,499,554	1,210,760	2,680,205	3,556,257	15,196	2,186,292	1,524,330	(347,238)

Contract transactions 1
Purchase payments (Note 4)	18,458,822	58,151,007	90,262,414	52,478,514	30,814,530	15,583,548	19,467,424	111,875,238	27,125,728	20,956,828
Surrenders and terminations	(1,153,691)	(1,801,063)	(11,220,851)	(5,509,675)	(3,121,159)	(3,098,758)	(3,319,356)	(2,589,065)	(5,272,974)	(1,861,534)
Transfers between Investment Divisions	(798,440)	11,740,158	(26,491,719)	(5,767,074)	(768,116)	2,855,588	6,185,921	814,870	(6,341,736)	326,039
Contract owner charges (Note 3)	(13,516)	(43,765)	(216,323)	(59,891)	(45,545)	(44,404)	(20,838)	(48,356)	(83,713)	(14,894)
Net increase (decrease) in net assets from contract transactions	16,493,175	68,046,337	52,333,521	41,141,874	26,879,710	15,295,974	22,313,151	110,052,687	15,427,305	19,406,439

Net increase (decrease) in net assets	16,558,970	67,127,862	54,833,075	42,352,634	29,559,915	18,852,231	22,328,347	112,238,979	16,951,635	19,059,201

Net assets beginning of period	17,738,505	37,070,387	275,259,838	55,255,419	49,262,282	43,192,367	22,059,048	43,815,918	107,396,269	28,938,249

Net assets end of period	$34,297,475	$104,198,249	$330,092,913	$97,608,053	$78,822,197	$62,044,598	$44,387,395	$156,054,897	$124,347,904	$47,997,450

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,786,805	3,667,273	26,425,130	5,267,640	3,805,968	3,598,785	2,275,015	4,032,811	9,661,615	2,962,394

Units Issued	2,385,589	7,121,465	9,227,898	5,853,009	2,890,950	1,743,612	3,006,173	11,075,341	2,848,870	2,899,431
Units Redeemed	(728,426)	(597,010)	(4,348,297)	(2,047,524)	(828,863)	(533,476)	(753,875)	(1,175,990)	(1,491,044)	(947,525)

Units Outstanding at December 31, 2014	3,443,968	10,191,728	31,304,731	9,073,125	5,868,055	4,808,921	4,527,313	13,932,162	11,019,441	4,914,300

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	CG - International Conservative Fund	CG - International Growth Fund	CG - International Moderate Fund	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund	CG - Real Assets Fund	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(1,121)	$(20,277)	$4,342	$(337,832)	$(756,097)	$(1,251,024)	$172,480	$6,458	$(382,731)	$(450,873)
Net realized gain (loss) on investments	12,859	72,375	83,813	4,715,045	8,813,937	10,658,084	227,721	7,749	4,463,350	14,676,145
Net change in unrealized appreciation (depreciation) on investments	(210,315)	(423,192)	(559,612)	(1,674,601)	(3,011,335)	(354,980)	(407,987)	(762,068)	(1,930,116)	(5,731,616)
Net increase (decrease) in net assets from operations	(198,577)	(371,094)	(471,457)	2,702,612	5,046,505	9,052,080	(7,786)	(747,861)	2,150,503	8,493,656

Contract transactions 1
Purchase payments (Note 4)	3,258,949	4,097,455	6,434,655	47,788,908	170,983,799	210,284,455	16,679,898	6,141,171	30,844,266	69,385,409
Surrenders and terminations	(173,086)	(181,361)	(319,238)	(2,822,886)	(15,255,870)	(13,697,675)	(1,685,273)	(309,955)	(1,942,433)	(11,390,176)
Transfers between Investment Divisions	(70,623)	(334,513)	(185,336)	587,003	1,559,738	18,438,299	2,464,282	840,689	(4,986,138)	(6,988,130)
Contract owner charges (Note 3)	(1,910)	(6,088)	(5,000)	(75,033)	(118,375)	(255,186)	(11,006)	(2,571)	(57,845)	(195,288)
Net increase (decrease) in net assets from contract transactions	3,013,330	3,575,493	5,925,081	45,477,992	157,169,292	214,769,893	17,447,901	6,669,334	23,857,850	50,811,815

Net increase (decrease) in net assets	2,814,753	3,204,399	5,453,624	48,180,604	162,215,797	223,821,973	17,440,115	5,921,473	26,008,353	59,305,471

Net assets beginning of period	1,844,020	4,523,603	4,824,711	65,550,919	172,058,654	252,988,721	20,207,299	4,998,604	66,139,049	228,187,759

Net assets end of period	$4,658,773	$7,728,002	$10,278,335	$113,731,523	$334,274,451	$476,810,694	$37,647,414	$10,920,077	$92,147,402	$287,493,230

1 Contract unit transactions
Units Outstanding at December 31, 2013	189,390	447,087	485,431	5,422,389	14,869,737	21,931,887	2,091,877	508,538	5,698,163	19,989,081

Units Issued	361,686	540,081	834,197	4,558,371	16,285,102	20,850,285	2,283,619	995,148	3,012,741	6,979,085
Units Redeemed	(57,395)	(189,520)	(239,942)	(866,425)	(3,007,209)	(2,660,027)	(510,696)	(362,179)	(982,107)	(2,602,612)

Units Outstanding at December 31, 2014	493,681	797,648	1,079,686	9,114,335	28,147,630	40,122,145	3,864,800	1,141,507	7,728,797	24,365,554

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund	Curian Focused U.S. Equity Fund	Curian Long Short Credit Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund
Operations
Net investment income (loss)	$(2,512,953)	$(594,313)	$1,454,156	$(18,645)	$(37,844)	$109,528	$(85,239)	$(336,803)	$(317,950)	$2,004
Net realized gain (loss) on investments	1,795,343	(497,359)	3,073,298	3,019	(16,055)	220,134	1,527,215	4,695,306	5,464,748	(138,780)
Net change in unrealized appreciation (depreciation) on investments	9,853,467	(2,004,531)	5,783,050	(46,970)	63,147	(754,555)	(296,842)	(881,337)	(2,049,979)	(270,573)
Net increase (decrease) in net assets from operations	9,135,857	(3,096,203)	10,310,504	(62,596)	9,248	(424,893)	1,145,134	3,477,166	3,096,819	(407,349)

Contract transactions 1
Purchase payments (Note 4)	58,114,563	22,156,448	38,163,738	2,396,018	4,025,071	7,345,782	15,235,071	35,185,757	35,972,741	1,131,758
Surrenders and terminations	(15,420,552)	(2,937,055)	(11,881,178)	(34,058)	(48,099)	(1,044,149)	(2,423,249)	(6,335,173)	(5,033,458)	(65,252)
Transfers between Investment Divisions	(46,148,520)	(13,997,817)	(11,720,614)	477,790	1,772,408	1,241,989	(848,835)	(2,860,049)	(6,295,854)	(246,048)
Contract owner charges (Note 3)	(215,613)	(58,573)	(129,035)	(469)	(1,139)	(2,097)	(20,174)	(74,336)	(78,782)	(936)
Net increase (decrease) in net assets from contract transactions	(3,670,122)	5,163,003	14,432,911	2,839,281	5,748,241	7,541,525	11,942,813	25,916,199	24,564,647	819,522

Net increase (decrease) in net assets	5,465,735	2,066,800	24,743,415	2,776,685	5,757,489	7,116,632	13,087,947	29,393,365	27,661,466	412,173

Net assets beginning of period	238,699,935	55,489,483	149,063,666	424,533	537,789	5,576,247	32,732,046	80,234,581	70,581,418	1,215,921

Net assets end of period	$244,165,670	$57,556,283	$173,807,081	$3,201,218	$6,295,278	$12,692,879	$45,819,993	$109,627,946	$98,242,884	$1,628,094

1 Contract unit transactions
Units Outstanding at December 31, 2013	23,617,733	5,830,292	14,465,574	40,481	49,184	552,471	3,001,678	6,836,993	5,718,342	146,989

Units Issued	5,998,529	2,661,671	4,414,911	301,380	629,026	1,035,459	1,715,644	3,386,048	3,345,366	523,170
Units Redeemed	(6,402,419)	(2,115,040)	(3,118,614)	(30,502)	(116,521)	(297,761)	(634,065)	(1,190,524)	(1,375,530)	(434,963)

Units Outstanding at December 31, 2014	23,213,843	6,376,923	15,761,871	311,359	561,689	1,290,169	4,083,257	9,032,517	7,688,178	235,196

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/American Funds Global Growth Fund	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/Baring International Fixed Income Fund	Curian/BlackRock Global Long Short Credit Fund	Curian/CenterSquare International Real Estate Securities Fund	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Operations
Net investment income (loss)	$(143,383)	$(518,624)	$(96,118)	$(27,184)	$(30,791)	$(433,466)	$174,481	$(261,902)	$(135,853)	$(113,502)
Net realized gain (loss) on investments	102,986	1,872,016	689,341	43,087	(10,464)	234,217	27,881	2,900,524	160,310	52,090
Net change in unrealized appreciation (depreciation) on investments	452,107	3,596,437	(737,805)	(364,085)	(213,694)	(145,718)	(288,883)	(2,045,481)	1,077,960	476,459
Net increase (decrease) in net assets from operations	411,710	4,949,829	(144,582)	(348,182)	(254,949)	(344,967)	(86,521)	593,141	1,102,417	415,047

Contract transactions 1
Purchase payments (Note 4)	22,954,913	42,391,896	10,588,444	1,832,658	3,413,076	31,529,505	4,176,641	15,816,707	41,504,088	5,261,188
Surrenders and terminations	(522,581)	(2,193,035)	(422,495)	(90,963)	(83,692)	(2,515,556)	(203,110)	(729,327)	(1,838,942)	(422,125)
Transfers between Investment Divisions	3,187,633	7,822,866	7,698,645	435,129	(391,689)	2,963,461	606,040	1,856,674	22,375,607	1,447,954
Contract owner charges (Note 3)	(2,920)	(29,810)	(3,186)	(1,295)	(579)	(7,721)	(2,104)	(11,101)	(21,559)	(3,344)

Net increase (decrease) in net assets from contract transactions	25,617,045	47,991,917	17,861,408	2,175,529	2,937,116	31,969,689	4,577,467	16,932,953	62,019,194	6,283,673
Net increase (decrease) in net assets	26,028,755	52,941,746	17,716,826	1,827,347	2,682,167	31,624,722	4,490,946	17,526,094	63,121,611	6,698,720

Net assets beginning of period	5,062,821	45,213,753	1,348,020	1,527,108	1,210,323	22,308,296	3,063,702	16,188,484	5,167,164	7,451,445

Net assets end of period	$31,091,576	$98,155,499	$19,064,846	$3,354,455	$3,892,490	$53,933,018	$7,554,648	$33,714,578	$68,288,775	$14,150,165

1 Contract unit transactions
Units Outstanding at December 31, 2013	461,640	3,335,385	134,410	147,852	126,678	2,224,900	330,504	1,130,300	518,337	788,584

Units Issued	2,584,492	4,119,541	1,967,260	282,155	521,827	4,207,713	715,539	1,644,233	6,494,658	927,807
Units Redeemed	(239,327)	(679,696)	(321,932)	(67,228)	(225,763)	(1,059,471)	(228,988)	(443,576)	(512,612)	(271,495)

Units Outstanding at December 31, 2014	2,806,805	6,775,230	1,779,738	362,779	422,742	5,373,142	817,055	2,330,957	6,500,383	1,444,896

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund	Curian/Neuberger Berman Currency Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(a)	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund
Operations
Net investment income (loss)	$(224,763)	$(843,364)	$487,540	$(277,563)	$(100,821)	$(136,699)	$(12,842)	$(108,725)	$(244,515)	$(707,764)
Net realized gain (loss) on investments	495,748	980,101	1,384,249	5,554,508	42,335	12,964	(70,251)	1,213,219	110,251	(153,863)
Net change in unrealized appreciation (depreciation) on investments	489,526	6,284,390	(5,146,496)	(12,892,044)	(312,742)	400,040	(543,308)	(2,966,806)	1,502,020	(255,976)
Net increase (decrease) in net assets from operations	760,511	6,421,127	(3,274,707)	(7,615,099)	(371,228)	276,305	(626,401)	(1,862,312)	1,367,756	(1,117,603)

Contract transactions 1
Purchase payments (Note 4)	10,162,070	38,895,411	10,243,361	14,195,074	8,844,246	3,382,445	2,423,627	19,203,781	12,867,360	20,947,077
Surrenders and terminations	(953,212)	(3,853,037)	(373,382)	(949,844)	(188,281)	(601,463)	(45,062)	(2,879,747)	(1,325,016)	(3,952,746)
Transfers between Investment Divisions	841,313	5,723,646	71,116	1,894,681	2,892,025	426,624	1,372,107	9,414,558	2,053,236	(14,257,575)
Contract owner charges (Note 3)	(7,501)	(31,541)	(4,821)	(14,234)	(2,280)	(6,130)	(35)	(28,305)	(11,583)	(34,647)
Net increase (decrease) in net assets from contract transactions	10,042,670	40,734,479	9,936,274	15,125,677	11,545,710	3,201,476	3,750,637	25,710,287	13,583,997	2,702,109
Net increase (decrease) in net assets	10,803,181	47,155,606	6,661,567	7,510,578	11,174,482	3,477,781	3,124,236	23,847,975	14,951,753	1,584,506

Net assets beginning of period	15,590,221	59,229,238	10,523,693	19,294,478	3,438,085	10,983,665	—	40,484,175	19,395,476	63,826,261

Net assets end of period	$26,393,402	$106,384,844	$17,185,260	$26,805,056	$14,612,567	$14,461,446	$3,124,236	$64,332,150	$34,347,229	$65,410,767

1 Contract unit transactions
Units Outstanding at December 31, 2013	1,203,658	5,215,087	863,084	2,045,134	298,490	1,124,211	—	3,896,661	1,886,848	6,448,094

Units Issued	1,111,949	4,276,570	1,235,223	2,281,131	1,166,793	675,744	539,335	3,920,432	1,754,054	2,414,998
Units Redeemed	(373,963)	(795,258)	(423,740)	(710,722)	(165,187)	(352,310)	(132,796)	(1,492,722)	(503,244)	(2,147,025)

Units Outstanding at December 31, 2014	1,941,644	8,696,399	1,674,567	3,615,543	1,300,096	1,447,645	406,539	6,324,371	3,137,658	6,716,067

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	Curian/Schroder Emerging Europe Fund	Curian/T. Rowe Price Capital Appreciation Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)	Curian/UBS Global Long Short Fixed Income Opportunities Fund	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund
Operations
Net investment income (loss)	$53,706	$49,915	$(363,036)	$(60,568)	$(136,859)	$(172,189)	$1,004,638	$8,587,035	$5,919,691	$4,656,192
Net realized gain (loss) on investments	(180,098)	2,386,654	2,029,564	(367,190)	(74,340)	(1,400,459)	35,338,405	72,004,152	89,988,583	51,504,477
Net change in unrealized appreciation (depreciation) on investments	(727,729)	1,893,127	1,950,768	(33,342)	(544,540)	(3,825,012)	(15,657,034)	(38,925,580)	(47,813,859)	(43,403,284)
Net increase (decrease) in net assets from operations	(854,121)	4,329,696	3,617,296	(461,100)	(755,739)	(5,397,660)	20,686,009	41,665,607	48,094,415	12,757,385

Contract transactions 1
Purchase payments (Note 4)	1,815,860	49,743,859	15,641,768	1,433,405	8,575,139	12,286,769	127,471,079	156,910,460	225,264,551	139,720,901
Surrenders and terminations	(166,843)	(1,589,714)	(1,711,981)	(224,552)	(1,006,219)	(845,335)	(19,945,389)	(60,131,639)	(50,941,800)	(65,769,149)
Transfers between Investment Divisions	88,168	23,110,487	697,369	(19,169,827)	437,934	8,829,775	8,043,241	48,407,810	49,739,057	(75,210,067)
Contract owner charges (Note 3)	(976)	(14,843)	(12,098)	(2,242)	(25,123)	(20,236)	(7,105,090)	(13,217,379)	(16,305,779)	(21,666,019)
Net increase (decrease) in net assets from contract transactions	1,736,209	71,249,789	14,615,058	(17,963,216)	7,981,731	20,250,973	108,463,841	131,969,252	207,756,029	(22,924,334)

Net increase (decrease) in net assets	882,088	75,579,485	18,232,354	(18,424,316)	7,225,992	14,853,313	129,149,850	173,634,859	255,850,444	(10,166,949)

Net assets beginning of period	1,538,985	9,228,428	28,342,432	18,424,316	7,719,540	11,291,223	521,713,292	1,026,832,403	1,216,735,393	1,697,532,924

Net assets end of period	$2,421,073	$84,807,913	$46,574,786	$—	$14,945,532	$26,144,536	$650,863,142	$1,200,467,262	$1,472,585,837	$1,687,365,975

1 Contract unit transactions
Units Outstanding at December 31, 2013	148,995	877,948	1,948,410	1,865,063	780,745	2,435,614	45,866,327	82,175,928	100,110,377	102,360,408

Units Issued	447,096	6,755,232	1,394,055	172,822	1,244,050	5,103,405	14,939,756	18,113,522	25,474,371	10,161,234
Units Redeemed	(270,668)	(336,301)	(429,595)	(2,037,885)	(426,289)	(1,467,713)	(5,556,603)	(7,871,092)	(8,731,270)	(11,598,032)

Units Outstanding at December 31, 2014	325,423	7,296,879	2,912,870	—	1,598,506	6,071,306	55,249,480	92,418,358	116,853,478	100,923,610

(a) The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(a)	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund
Operations
Net investment income (loss)	$3,524,823	$366,328	$(204,381)	$21,141	$(2,620,537)	$(4,412,536)	$(7,297,287)	$(4,439,867)	$(3,519,769)	$(14,485,869)
Net realized gain (loss) on investments	71,720,725	93,977,762	30,674,683	64,020	9,485,659	49,322,682	2,836,280	16,836,640	9,774,418	80,254,148
Net change in unrealized appreciation (depreciation) on investments	(65,352,079)	(83,789,059)	(28,104,699)	(92,567)	7,629,027	131,264,727	951,192	(13,848,057)	4,770,307	95,926,694
Net increase (decrease) in net assets from operations	9,893,469	10,555,031	2,365,603	(7,406)	14,494,149	176,174,873	(3,509,815)	(1,451,284)	11,024,956	161,694,973

Contract transactions 1
Purchase payments (Note 4)	188,195,227	318,854,385	(60,000)	15,405,310	220,345,588	272,957,153	54,083,932	66,930,595	210,918,445	549,017,858
Surrenders and terminations	(98,547,480)	(133,467,226)	(40,966,302)	(211,260)	(24,915,268)	(54,688,870)	(24,354,768)	(13,791,654)	(16,718,006)	(75,229,330)
Transfers between Investment Divisions	(137,482,673)	(184,751,670)	(77,829,882)	3,504,077	107,437,687	224,322,858	14,128,682	7,381,217	83,896,753	140,639,543
Contract owner charges (Note 3)	(29,173,811)	(40,586,361)	(8,236,648)	(711)	(6,935,778)	(16,352,044)	(5,478,787)	(4,242,229)	(6,218,217)	(21,302,984)
Net increase (decrease) in net assets from contract transactions	(77,008,737)	(39,950,872)	(127,092,832)	18,697,416	295,932,229	426,239,097	38,379,059	56,277,929	271,878,975	593,125,087

Net increase (decrease) in net assets	(67,115,268)	(29,395,841)	(124,727,229)	18,690,010	310,426,378	602,413,970	34,869,244	54,826,645	282,903,931	754,820,060

Net assets beginning of period	2,315,266,549	3,197,208,283	746,748,398	—	439,310,178	1,145,062,654	433,086,282	316,078,255	357,689,205	1,561,325,247

Net assets end of period	$2,248,151,281	$3,167,812,442	$622,021,169	$18,690,010	$749,736,556	$1,747,476,624	$467,955,526	$370,904,900	$640,593,136	$2,316,145,307

1 Contract unit transactions
Units Outstanding at December 31, 2013	136,061,378	188,513,109	43,102,690	—	37,487,069	78,386,378	40,893,421	24,614,194	29,047,750	103,723,182

Units Issued	12,509,362	21,809,873	110,892	2,054,661	29,139,277	33,748,738	13,481,806	9,546,090	25,656,664	47,053,705
Units Redeemed	(17,105,472)	(24,370,108)	(7,382,491)	(223,299)	(4,379,656)	(6,575,244)	(10,073,799)	(5,404,578)	(4,001,544)	(9,287,583)

Units Outstanding at December 31, 2014	131,465,268	185,952,874	35,831,091	1,831,362	62,246,690	105,559,872	44,301,428	28,755,706	50,702,870	141,489,304

(a) Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/American Funds International Fund	JNL/American Funds New World Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(a)	JNL/Brookfield Global Infrastructure and MLP Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund
Operations
Net investment income (loss)	$(4,089,841)	$(4,344,063)	$1,407,788	$(14,740,005)	$(20,885,144)	$(9,212,767)	$(5,635)	$(4,281,408)	$(2,716,193)	$(2,929,967)
Net realized gain (loss) on investments	14,306,600	13,574,457	5,499,955	18,908,989	115,008,057	78,302,659	296	38,103,517	12,605,273	17,024,856
Net change in unrealized appreciation (depreciation) on investments	(40,374,560)	(82,338,265)	989,358	(161,723,676)	(84,149,029)	(23,727,052)	36,118	(27,474,360)	(14,144,073)	(10,816,433)
Net increase (decrease) in net assets from operations	(30,157,801)	(73,107,871)	7,897,101	(157,554,692)	9,973,884	45,362,840	30,779	6,347,749	(4,254,993)	3,278,456

Contract transactions 1
Purchase payments (Note 4)	142,941,197	123,217,259	24,615,480	107,151,960	708,837,551	79,386,832	1,026,937	215,777,106	37,519,676	25,050,136
Surrenders and terminations	(19,520,285)	(22,958,137)	(4,067,788)	(53,936,263)	(108,203,057)	(38,270,996)	(60,361)	(25,238,781)	(29,971,042)	(25,893,744)
Transfers between Investment Divisions	61,124,610	64,396,462	(4,357,251)	(1,300,205)	62,744,635	16,029,405	2,305,978	267,307,743	(9,763,546)	7,358,942
Contract owner charges (Note 3)	(6,829,598)	(8,110,690)	(36,436)	(10,609,031)	(34,572,232)	(6,198,353)	(34)	(5,754,759)	(4,400,064)	(3,713,441)
Net increase (decrease) in net assets from contract transactions	177,715,924	156,544,894	16,154,005	41,306,461	628,806,897	50,946,888	3,272,520	452,091,309	(6,614,976)	2,801,893

Net increase (decrease) in net assets	147,558,123	83,437,023	24,051,106	(116,248,231)	638,780,781	96,309,728	3,303,299	458,439,058	(10,869,969)	6,080,349

Net assets beginning of period	531,620,516	617,703,585	75,698,680	959,276,176	2,635,570,638	596,970,897	—	395,362,294	460,256,914	402,702,145

Net assets end of period	$679,178,639	$701,140,608	$99,749,786	$843,027,945	$3,274,351,419	$693,280,625	$3,303,299	$853,801,352	$449,386,945	$408,782,494

1 Contract unit transactions
Units Outstanding at December 31, 2013	42,420,008	51,449,656	7,255,203	87,201,199	221,416,359	15,995,477	—	26,809,743	33,129,204	12,088,401

Units Issued	17,666,464	18,759,778	3,348,813	16,570,143	73,219,893	4,329,744	352,733	32,868,423	3,886,907	1,467,892
Units Redeemed	(3,448,305)	(5,697,038)	(1,748,518)	(13,283,791)	(20,987,192)	(3,132,221)	(16,689)	(4,987,337)	(4,477,680)	(1,433,322)

Units Outstanding at December 31, 2014	56,638,167	64,512,396	8,855,498	90,487,551	273,649,060	17,193,000	336,044	54,690,829	32,538,431	12,122,971

(a) Commencement of operations September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$(3,804,413)	$(16,311,567)	$(646,935)	$(2,076,234)	$1,929,245	$(3,455,117)	$16,167,892	$34,674,393	$(2,814,796)	$(4,311,229)
Net realized gain (loss) on investments	23,074,051	148,080,449	(851,873)	2,674,617	68,810,517	22,644,301	4,221,381	39,940,656	38,093,872	41,991,192
Net change in unrealized appreciation (depreciation) on investments	18,797,134	(121,506,536)	5,843,432	29,080,312	(55,392,441)	(43,184,640)	(35,514,257)	(58,727,228)	(86,372,881)	(4,660,487)
Net increase (decrease) in net assets rom operations	38,066,772	10,262,346	4,344,624	29,678,695	15,347,321	(23,995,456)	(15,124,984)	15,887,821	(51,093,805)	33,019,476

Contract transactions 1
Purchase payments (Note 4)	103,223,345	136,114,028	15,351,958	28,802,720	168,409,079	74,261,994	146,903,245	352,513,930	84,599,620	65,030,739
Surrenders and terminations	(22,130,641)	(53,694,987)	(6,563,045)	(17,653,817)	(116,069,310)	(25,290,772)	(33,734,360)	(117,916,958)	(20,134,136)	(32,138,752)
Transfers between Investment Divisions	82,133,028	(115,817,418)	(7,570,583)	(16,459,160)	38,787,118	62,691,084	45,999,220	209,702,343	(3,522,085)	7,157,830
Contract owner charges (Note 3)	(4,535,509)	(12,066,134)	(1,453,369)	(3,707,912)	(16,109,739)	(5,581,381)	(6,460,476)	(18,984,765)	(4,486,539)	(6,467,563)
Net increase (decrease) in net assets from contract transactions	158,690,223	(45,464,511)	(235,039)	(9,018,169)	75,017,148	106,080,925	152,707,629	425,314,550	56,456,860	33,582,254

Net increase (decrease) in net assets	196,756,995	(35,202,165)	4,109,585	20,660,526	90,364,469	82,085,469	137,582,645	441,202,371	5,363,055	66,601,730

Net assets beginning of period	370,944,184	1,131,303,126	123,980,626	329,053,904	1,467,587,680	439,451,016	600,386,079	1,556,741,477	419,450,632	559,364,629

Net assets end of period	$567,701,179	$1,096,100,961	$128,090,211	$349,714,430	$1,557,952,149	$521,536,485	$737,968,724	$1,997,943,848	$424,813,687	$625,966,359

1 Contract unit transactions
Units Outstanding at December 31, 2013	15,205,919	29,431,934	15,121,864	45,974,561	124,335,120	38,994,754	50,411,775	113,194,156	38,005,162	48,750,611

Units Issued	8,882,730	4,827,648	5,547,419	9,855,479	21,208,159	16,650,098	23,276,848	44,167,009	12,763,723	9,615,570
Units Redeemed	(2,697,684)	(6,257,735)	(5,687,129)	(11,375,376)	(15,401,094)	(7,509,278)	(10,596,931)	(14,916,901)	(7,766,406)	(6,826,617)

Units Outstanding at December 31, 2014	21,390,965	28,001,847	14,982,154	44,454,664	130,142,185	48,135,574	63,091,692	142,444,264	43,002,479	51,539,564

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund
Operations
Net investment income (loss)	$(6,275,068)	$5,625,731	$542,356	$(4,531,890)	$(3,186,495)	$(1,773,044)	$(1,987,580)	$(7,602,176)	$(3,570,870)	$(7,676,567)
Net realized gain (loss) on investments	84,955,521	(8,526,030)	(2,832,934)	119,100,295	39,941,494	61,011,712	18,191,355	133,141,746	23,948,697	57,102,227
Net change in unrealized appreciation (depreciation) on investments	(88,197,332)	26,799,217	(11,099,362)	(43,567,138)	(11,448,124)	71,001,564	(25,209,169)	(91,806,712)	13,348	(17,383,678)
Net increase (decrease) in net assets from operations	(9,516,879)	23,898,918	(13,389,940)	71,001,267	25,306,875	130,240,232	(9,005,394)	33,732,858	20,391,175	32,041,982

Contract transactions 1
Purchase payments (Note 4)	106,516,743	61,022,983	10,252,078	93,647,823	33,597,157	166,072,835	101,446,265	68,811,806	38,566,996	121,892,897
Surrenders and terminations	(27,791,070)	(51,504,477)	(14,299,137)	(35,324,994)	(13,250,266)	(54,966,892)	(30,855,983)	(32,254,037)	(19,022,286)	(26,198,563)
Transfers between Investment Divisions	(36,356,177)	142,975,304	(21,812,229)	41,973,005	86,638,605	128,782,411	34,713,624	(11,258,752)	14,237,467	10,211,536
Contract owner charges (Note 3)	(5,799,295)	(6,689,871)	(2,148,737)	(7,163,392)	(2,321,849)	(11,135,402)	(5,471,685)	(5,548,280)	(2,739,910)	(5,177,134)
Net increase (decrease) in net assets from contract transactions	36,570,201	145,803,939	(28,008,025)	93,132,442	104,663,647	228,752,952	99,832,221	19,750,737	31,042,267	100,728,736

Net increase (decrease) in net assets	27,053,322	169,702,857	(41,397,965)	164,133,709	129,970,522	358,993,184	90,826,827	53,483,595	51,433,442	132,770,718

Net assets beginning of period	563,849,197	605,070,038	238,604,858	553,902,704	186,128,194	925,174,677	528,458,158	511,566,374	259,709,168	475,735,679

Net assets end of period	$590,902,519	$774,772,895	$197,206,893	$718,036,413	$316,098,716	$1,284,167,861	$619,284,985	$565,049,969	$311,142,610	$608,506,397

1 Contract unit transactions
Units Outstanding at December 31, 2013	30,232,775	24,752,782	17,676,804	30,169,811	15,729,551	62,885,447	25,919,018	29,452,208	10,303,981	19,910,110

Units Issued	9,080,000	12,525,999	1,226,849	12,280,997	11,857,379	22,659,821	8,200,581	10,322,845	3,419,835	10,381,138
Units Redeemed	(7,348,895)	(6,798,702)	(3,345,894)	(7,395,472)	(3,857,399)	(8,724,903)	(3,607,156)	(9,418,917)	(2,296,018)	(6,496,013)

Units Outstanding at December 31, 2014	31,963,880	30,480,079	15,557,759	35,055,336	23,729,531	76,820,365	30,512,443	30,356,136	11,427,798	23,795,235

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund
Operations
Net investment income (loss)	$(11,616,919)	$1,977,403	$(9,326,129)	$10,147,192	$974,264	$(303,152)	$1,266,757	$5,422,740	$11,102,352	$1,463,856
Net realized gain (loss) on investments	240,468,043	4,796,909	101,688,427	(5,127,926)	16,334,261	(1,643,788)	29,116,320	152,278,957	7,286,803	6,115,372
Net change in unrealized appreciation(depreciation) on investments	(398,855,000)	(62,715,657)	(37,215,702)	15,527,220	(52,106,042)	1,639,445	(5,594,385)	(152,620,471)	3,668,680	(2,770,227)
Net increase (decrease) in net assets from operations	(170,003,876)	(55,941,345)	55,146,596	20,546,486	(34,797,517)	(307,495)	24,788,692	5,081,226	22,057,835	4,809,001

Contract transactions 1
Purchase payments (Note 4)	459,392,928	49,846,725	145,586,201	52,985,347	22,242,270	1,293,637	45,202,574	90,509,431	82,207,345	16,525,535
Surrenders and terminations	(135,683,442)	(30,274,578)	(34,502,922)	(48,031,824)	(35,262,666)	(834,670)	(22,304,997)	(69,111,083)	(44,442,454)	(7,213,294)
Transfers between Investment Divisions	(125,273,335)	32,249,616	60,162,692	68,829,208	(46,237,315)	(62,689,818)	(2,130,234)	(94,486,100)	71,155,241	(17,846,245)
Contract owner charges (Note 3)	(33,131,694)	(4,319,935)	(5,938,701)	(5,696,112)	(5,361,309)	(217,315)	(3,938,247)	(8,248,809)	(5,013,793)	(1,283,521)
Net increase (decrease) in net assets from contract transactions	165,304,457	47,501,828	165,307,270	68,086,619	(64,619,020)	(62,448,166)	16,829,096	(81,336,561)	103,906,339	(9,817,525)

Net increase (decrease) in net assets	(4,699,419)	(8,439,517)	220,453,866	88,633,105	(99,416,537)	(62,755,661)	41,617,788	(76,255,335)	125,964,174	(5,008,524)

Net assets beginning of period	2,907,754,831	439,949,941	519,827,016	544,462,648	592,311,175	62,755,661	352,150,730	943,196,265	526,102,665	127,353,880

Net assets end of period	$2,903,055,412	$431,510,424	$740,280,882	$633,095,753	$492,894,638	$—	$393,768,518	$866,940,930	$652,066,839	$122,345,356

1 Contract unit transactions
Units Outstanding at December 31, 2013	202,080,073	28,622,676	14,679,279	27,676,433	44,011,763	4,498,170	29,211,129	40,124,422	38,623,619	17,197,463

Units Issued	41,061,431	7,812,620	8,586,462	16,811,943	2,449,069	255,974	5,244,108	5,253,085	16,236,216	3,628,652
Units Redeemed	(30,253,069)	(4,661,976)	(4,461,726)	(13,537,562)	(7,373,588)	(4,754,144)	(3,874,918)	(8,872,235)	(9,078,244)	(5,034,282)

Units Outstanding at December 31, 2014	212,888,435	31,773,320	18,804,015	30,950,814	39,087,244	—	30,580,319	36,505,272	45,781,591	15,791,833

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund
Operations
Net investment income (loss)	$(4,418,864)	$(8,702,612)	$(843,724)	$(1,400,994)	$(658,090)	$(2,906,724)	$(5,811,529)	$3,759,874	$(12,555,025)	$(514,851)
Net realized gain (loss) on investments	56,268,491	59,121,480	20,356,604	(22,771)	2,608,171	42,252,819	29,356,816	(1,039,971)	96,777,370	52,828,117
Net change in unrealized appreciation (depreciation) on investments	(11,551,414)	(6,893,424)	(15,548,488)	(27,664,826)	(24,173,624)	12,588,291	8,880,731	(4,025,304)	202,479,356	(27,886,820)
Net increase (decrease) in net assets from operations	40,298,213	43,525,444	3,964,392	(29,088,591)	(22,223,543)	51,934,386	32,426,018	(1,305,401)	286,701,701	24,426,446

Contract transactions 1
Purchase payments (Note 4)	76,475,670	44,368,683	22,550,060	101,271,125	84,724,960	80,838,674	14,482,277	4,582,695	313,394,052	69,313,259
Surrenders and terminations	(25,987,839)	(53,141,001)	(4,380,207)	(17,158,941)	(11,287,858)	(26,955,979)	(45,816,412)	(2,444,528)	(71,924,241)	(35,258,354)
Transfers between Investment Divisions	(62,918,275)	(33,677,870)	15,260,532	41,826,751	62,495,311	16,918,652	(28,330,480)	(5,313,038)	403,124,497	(18,433,580)
Contract owner charges (Note 3)	(4,692,129)	(4,720,723)	(929,989)	(4,742,394)	(2,303,523)	(4,872,199)	(2,273,123)	(324,243)	(13,922,355)	(7,454,330)
Net increase (decrease) in net assets from contract transactions	(17,122,573)	(47,170,911)	32,500,396	121,196,541	133,628,890	65,929,148	(61,937,738)	(3,499,114)	630,671,953	8,166,995

Net increase (decrease) in net assets	23,175,640	(3,645,467)	36,464,788	92,107,950	111,405,347	117,863,534	(29,511,720)	(4,804,515)	917,373,654	32,593,441

Net assets beginning of period	494,514,423	584,281,808	61,671,970	384,617,165	133,956,863	438,276,905	412,419,672	45,948,819	985,261,740	648,974,887

Net assets end of period	$517,690,063	$580,636,341	$98,136,758	$476,725,115	$245,362,210	$556,140,439	$382,907,952	$41,144,304	$1,902,635,394	$681,568,328

1 Contract unit transactions
Units Outstanding at December 31, 2013	24,591,441	42,547,415	4,450,497	38,939,727	8,872,035	41,208,882	23,806,473	4,670,685	47,835,348	51,032,986

Units Issued	6,572,518	7,160,227	4,501,405	24,778,164	14,162,325	16,335,055	2,458,468	747,830	36,827,322	7,678,994
Units Redeemed	(7,721,047)	(10,730,442)	(2,217,103)	(12,915,169)	(6,021,200)	(10,953,564)	(6,132,658)	(1,128,085)	(10,088,459)	(7,118,300)

Units Outstanding at December 31, 2014	23,442,912	38,977,200	6,734,799	50,802,722	17,013,160	46,590,373	20,132,283	4,290,430	74,574,211	51,593,680

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund
Operations
Net investment income (loss)	$16,048,255	$15,622,799	$1,853,007	$(6,602,259)	$527,253	$(3,733,428)	$1,156,543	$(2,842,486)	$(6,264,488)	$(3,728,185)
Net realized gain (loss) on investments	18,217,087	148,920,653	22,606,219	77,982,484	9,566,467	69,133,321	4,997,819	52,149,263	136,366,505	131,089,243
Net change in unrealized appreciation (depreciation) on investments	(103,241,736)	106,934,442	(3,822,502)	10,694,500	(3,692,818)	(221,994,461)	(5,720,619)	(38,562,400)	(43,332,606)	174,935,490
Net increase (decrease) in net assets from operations	(68,976,394)	271,477,894	20,636,724	82,074,725	6,400,902	(156,594,568)	433,743	10,744,377	86,769,411	302,296,548

Contract transactions 1
Purchase payments (Note 4)	142,723,582	102,590,828	32,086,165	109,813,477	8,032,072	192,183,210	22,552,357	23,037,756	217,240,533	519,209,019
Surrenders and terminations	(51,861,702)	(357,866,106)	(35,439,313)	(30,133,329)	(4,179,011)	(71,139,335)	(4,531,384)	(37,311,872)	(73,378,829)	(177,314,999)
Transfers between Investment Divisions	110,898,932	(130,297,277)	(4,302,701)	208,399,866	(83,844,859)	85,614,978	6,185,742	(45,083,834)	(30,744,737)	249,612,546
Contract owner charges (Note 3)	(6,935,023)	(20,489,861)	(3,431,740)	(5,060,137)	(473,793)	(12,462,486)	(1,045,355)	(2,518,025)	(10,618,281)	(24,543,273)
Net increase (decrease) in net assets from contract transactions	194,825,789	(406,062,416)	(11,087,589)	283,019,877	(80,465,591)	194,196,367	23,161,360	(61,875,975)	102,498,686	566,963,293

Net increase (decrease) in net assets	125,849,395	(134,584,522)	9,549,135	365,094,602	(74,064,689)	37,601,799	23,595,103	(51,131,598)	189,268,097	869,259,841

Net assets beginning of period	730,995,366	3,120,294,271	397,388,251	385,253,200	74,064,689	1,103,184,553	91,438,626	391,819,757	1,090,083,547	2,360,164,741

Net assets end of period	$856,844,761	$2,985,709,749	$406,937,386	$750,347,802	$—	$1,140,786,352	$115,033,729	$340,688,159	$1,279,351,644	$3,229,424,582

1 Contract unit transactions
Units Outstanding at December 31, 2013	39,548,616	193,763,556	31,601,903	20,891,670	8,915,361	27,240,699	5,928,518	25,979,353	44,573,045	146,683,453

Units Issued	16,692,995	8,203,332	4,702,971	20,953,564	2,611,434	10,089,903	3,201,438	2,811,397	14,430,319	55,020,014
Units Redeemed	(6,440,852)	(33,586,266)	(5,699,560)	(7,100,609)	(11,526,795)	(5,627,132)	(1,816,112)	(7,048,311)	(10,719,808)	(22,028,464)

Units Outstanding at December 31, 2014	49,800,759	168,380,622	30,605,314	34,744,625	—	31,703,470	7,313,844	21,742,439	48,283,556	179,675,003

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(a)	JNL/MMRS Growth Fund(a)	JNL/MMRS Moderate Fund(a)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund
Operations
Net investment income (loss)	$(3,161,948)	$(5,451,542)	$(5,472,690)	$(207,559)	$(5,870,830)	$(70,683)	$(40,585)	$(119,135)	$(1,200,379)	$(1,012,501)
Net realized gain (loss) on investments	60,302,439	55,823,382	50,148,585	290,936	29,828,458	525	13,589	44,838	1,265,282	3,109,994
Net change in unrealized appreciation (depreciation) on investments	(51,346,227)	(16,627,934)	73,132,283	4,092,575	(3,293,964)	308,857	114,602	407,884	(6,589,221)	3,211,670
Net increase (decrease) in net assets from operations	5,794,264	33,743,906	117,808,178	4,175,952	20,663,664	238,699	87,606	333,587	(6,524,318)	5,309,163

Contract transactions 1
Purchase payments (Note 4)	77,324,758	159,458,195	123,656,088	19,744,996	39,364,740	17,435,311	12,739,852	34,438,369	30,173,525	70,095,270
Surrenders and terminations	(20,827,974)	(89,560,777)	(36,423,519)	(1,086,615)	(51,584,472)	(358,572)	(101,590)	(571,990)	(3,729,784)	(12,933,812)
Transfers between Investment Divisions	6,319,601	(82,813,681)	142,903,052	17,671,773	18,824,597	7,629,756	4,840,583	9,830,647	6,637,838	140,223,201
Contract owner charges (Note 3)	(3,318,815)	(9,268,158)	(7,187,077)	(6,600)	(3,455,159)	(1,009)	(5,026)	(1,939)	(1,004,125)	(2,500,279)
Net increase (decrease) in net assets from contract transactions	59,497,570	(22,184,421)	222,948,544	36,323,554	3,149,706	24,705,486	17,473,819	43,695,087	32,077,454	194,884,380

Net increase (decrease) in net assets	65,291,834	11,559,485	340,756,722	40,499,506	23,813,370	24,944,185	17,561,425	44,028,674	25,553,136	200,193,543

Net assets beginning of period	327,592,642	1,167,461,898	561,854,485	2,976,315	408,286,614	—	—	—	59,316,396	133,549,066

Net assets end of period	$392,884,476	$1,179,021,383	$902,611,207	$43,475,821	$432,099,984	$24,944,185	$17,561,425	$44,028,674	$84,869,532	$333,742,609

1 Contract unit transactions
Units Outstanding at December 31, 2013	20,715,143	52,683,092	60,591,683	312,255	30,035,128	—	—	—	4,608,495	13,007,094

Units Issued	10,046,215	12,403,593	33,231,669	3,861,827	11,126,521	2,716,554	1,769,586	4,480,152	7,454,787	22,811,476
Units Redeemed	(6,480,079)	(13,756,156)	(12,365,527)	(520,462)	(11,337,163)	(321,396)	(75,708)	(240,617)	(5,352,481)	(4,354,331)

Units Outstanding at December 31, 2014	24,281,279	51,330,529	81,457,825	3,653,620	29,824,486	2,395,158	1,693,878	4,239,535	6,710,801	31,464,239

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund
Operations
Net investment income (loss)	$(6,100,975)	$(11,060,626)	$59,956,686	$10,928,010	$69,270,847	$(2,735,843)	$(2,208,353)	$6,428,417	$28,011,320	$33,088,972
Net realized gain (loss) on investments	42,913,956	(68,828,438)	15,860,958	7,755,004	44,718,232	42,459,653	41,655,175	17,469,331	37,914,156	229,879,109
Net change in unrealized appreciation (depreciation) on investments	(33,486,979)	103,782,551	5,169,863	(35,233,250)	(138,989,078)	(15,487,375)	(32,438,273)	(6,650,453)	(70,955,953)	212,493,193
Net increase (decrease) in net assets from operations	3,326,002	23,893,487	80,987,507	(16,550,236)	(24,999,999)	24,236,435	7,008,549	17,247,295	(5,030,477)	475,461,274

Contract transactions 1
Purchase payments (Note 4)	85,580,905	115,285,949	293,835,919	363,619,327	281,686,367	56,712,218	25,491,325	16,192,800	75,017,557	1,080,063,773
Surrenders and terminations	(35,269,108)	(93,851,922)	(248,070,937)	(83,075,932)	(136,406,002)	(14,747,968)	(8,566,570)	(15,025,926)	(25,799,376)	(163,926,283)
Transfers between Investment Divisions	44,966,796	(71,538,733)	(316,888,602)	(139,023,911)	(70,189,130)	(15,932,261)	(12,835,953)	14,705,164	(37,612,810)	390,536,835
Contract owner charges (Note 3)	(6,879,361)	(14,782,142)	(34,248,905)	(12,019,196)	(15,823,578)	(2,761,644)	(1,955,566)	(1,457,719)	(3,863,236)	(36,580,472)
Net increase (decrease) in net assets from contract transactions	88,399,232	(64,886,848)	(305,372,525)	129,500,288	59,267,657	23,270,345	2,133,236	14,414,319	7,742,135	1,270,093,853

Net increase (decrease) in net assets	91,725,234	(40,993,361)	(224,385,018)	112,950,052	34,267,658	47,506,780	9,141,785	31,661,614	2,711,658	1,745,555,127

Net assets beginning of period	601,435,331	1,358,821,812	3,417,014,121	1,077,933,247	1,571,549,095	255,732,742	189,982,144	170,361,803	494,897,249	2,922,385,500

Net assets end of period	$693,160,565	$1,317,828,451	$3,192,629,103	$1,190,883,299	$1,605,816,753	$303,239,522	$199,123,929	$202,023,417	$497,608,907	$4,667,940,627

1 Contract unit transactions
Units Outstanding at December 31, 2013	32,481,536	101,677,918	178,424,220	99,527,607	81,105,647	16,839,543	12,721,861	6,708,461	33,391,633	165,123,083

Units Issued	10,835,595	19,896,249	21,435,028	43,030,352	41,566,632	10,060,967	7,332,830	2,547,442	5,469,971	91,922,437
Units Redeemed	(6,100,169)	(24,816,018)	(37,779,323)	(31,433,507)	(39,354,101)	(8,639,041)	(7,301,946)	(2,171,934)	(5,157,770)	(24,020,188)

Units Outstanding at December 31, 2014	37,216,962	96,758,149	162,079,925	111,124,452	83,318,178	18,261,469	12,752,745	7,083,969	33,703,834	233,025,332

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)
Operations
Net investment income (loss)	$(8,085,432)	$(2,824,090)	$(3,544)	$(4,743,206)	$(15,245,223)	$(19,197,493)	$(41,650,015)	$(40,531,974)	$(72,551,616)	$(276,517)
Net realized gain (loss) on investments	94,757,981	165,465,653	633	133,685,336	106,193,600	43,594,202	232,704,123	114,315,332	245,576,213	220,460
Net change in unrealized appreciation (depreciation) on investments	(28,273,880)	65,354,713	(14,130)	(11,640,327)	(14,230,212)	203,885	(14,488,176)	1,698,051	(2,654,783)	3,839,035
Net increase (decrease) in net assets from operations	58,398,669	227,996,276	(17,041)	117,301,803	76,718,165	24,600,594	176,565,932	75,481,409	170,369,814	3,782,978

Contract transactions 1
Purchase payments (Note 4)	104,130,682	227,643,632	1,403,149	155,266,640	213,635,316	126,330,271	517,867,290	305,697,967	565,348,085	25,097,016
Surrenders and terminations	(34,409,817)	(115,197,484)	(6,093)	(39,142,515)	(77,991,063)	(129,009,190)	(239,525,971)	(217,365,330)	(335,468,857)	(558,912)
Transfers between Investment Divisions	30,952,758	141,632,151	1,089,155	210,789,563	(28,123,100)	(63,709,379)	17,325,637	(50,836,827)	(66,427,296)	51,905,129
Contract owner charges (Note 3)	(6,919,033)	(21,652,953)	(42)	(8,027,451)	(16,024,285)	(17,220,542)	(47,937,374)	(35,647,725)	(65,594,850)	(155,691)
Net increase (decrease) in net assets from contract transactions	93,754,590	232,425,346	2,486,169	318,886,237	91,496,868	(83,608,840)	247,729,582	1,848,085	97,857,082	76,287,542

Net increase (decrease) in net assets	152,153,259	460,421,622	2,469,128	436,188,040	168,215,033	(59,008,246)	424,295,514	77,329,494	268,226,896	80,070,520

Net assets beginning of period	616,475,903	1,781,587,960	—	605,776,611	1,425,615,525	1,567,877,861	4,178,451,198	3,071,065,221	5,616,026,222	—

Net assets end of period	$768,629,162	$2,242,009,582	$2,469,128	$1,041,964,651	$1,593,830,558	$1,508,869,615	$4,602,746,712	$3,148,394,715	$5,884,253,118	$80,070,520

1 Contract unit transactions
Units Outstanding at December 31, 2013	32,284,016	111,465,419	—	31,927,884	72,851,677	117,676,849	211,959,654	208,670,035	299,937,000	—

Units Issued	11,781,809	27,625,584	263,606	24,532,096	13,981,086	14,269,842	33,013,462	26,931,014	37,009,934	7,739,617
Units Redeemed	(7,010,413)	(14,088,007)	(1,816)	(9,347,373)	(9,431,635)	(20,614,829)	(21,209,108)	(27,161,487)	(32,514,168)	(655,479)

Units Outstanding at December 31, 2014	37,055,412	125,002,996	261,790	47,112,607	77,401,128	111,331,862	223,764,008	208,439,562	304,432,766	7,084,138

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2014

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(2,351,930)	$(53,223)	$(31,089,039)	$(31,093,595)	$(2,235,750)	$(7,494,617)	$(4,610,555)	$(19,648,257)	$(59,092)
Net realized gain (loss) on investments	94,804,059	(32,941)	324,272,518	298,671,126	(868,425)	125,732,646	211,040,992	14,251	59,958,437
Net change in unrealized appreciation (depreciation) on investments	(36,096,055)	(280,278)	(145,447,510)	(15,927,643)	(5,601,919)	8,652,174	80,712,598	—	261,941
Net increase (decrease) in net assets from operations	56,356,074	(366,442)	147,735,969	251,649,888	(8,706,094)	126,890,203	287,143,035	(19,634,006)	60,161,286

Contract transactions 1
Purchase payments (Note 4)	93,433,086	11,875,480	312,276,368	305,140,503	186,455,685	194,726,344	528,328,410	791,615,124	56,067,558
Surrenders and terminations	(28,953,862)	(213,162)	(121,999,676)	(121,442,233)	(64,135,865)	(69,299,080)	(199,035,545)	(297,677,059)	(40,145,329)
Transfers between Investment Divisions	103,647,343	4,640,916	(22,130,444)	6,798,745	14,956,974	115,415,047	251,030,424	(510,683,030)	(40,252,456)
Contract owner charges (Note 3)	(4,696,928)	(2,185)	(20,163,643)	(24,325,766)	(7,746,393)	(10,482,660)	(37,140,070)	(15,127,974)	(6,088,423)
Net increase (decrease) in net assets from contract transactions	163,429,639	16,301,049	147,982,605	166,171,249	129,530,401	230,359,651	543,183,219	(31,872,939)	(30,418,650)

Net increase (decrease) in net assets	219,785,713	15,934,607	295,718,574	417,821,137	120,824,307	357,249,854	830,326,254	(51,506,945)	29,742,636

Net assets beginning of period	362,318,320	—	2,019,756,972	2,161,052,341	697,296,336	969,476,516	3,194,549,403	1,268,082,975	638,676,161

Net assets end of period	$582,104,033	$15,934,607	$2,315,475,546	$2,578,873,478	$818,120,643	$1,326,726,370	$4,024,875,657	$1,216,576,030	$668,418,797

1 Contract unit transactions
Units Outstanding at December 31, 2013	22,352,627	—	44,000,274	30,964,258	66,830,209	43,152,641	86,719,327	104,583,006	22,497,175

Units Issued	16,385,566	1,886,380	10,366,779	6,231,118	32,186,079	17,796,362	21,616,937	117,877,386	2,903,311
Units Redeemed	(7,399,315)	(218,134)	(7,622,534)	(4,131,185)	(20,036,016)	(8,260,933)	(7,999,382)	(121,454,167)	(3,995,780)

Units Outstanding at December 31, 2014	31,338,878	1,668,246	46,744,519	33,064,191	78,980,272	52,688,070	100,336,882	101,006,225	21,404,706

(a)	Commencement of operations April 28, 2014.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - Conservative Fund	CG - Equity 100 Fund	CG - Equity Income Fund	CG - Fixed Income 100 Fund	CG - Growth Fund(a)	CG - Institutional Alt 100 Conservative Fund(a)	CG - Institutional Alt 100 Growth Fund(a)	CG - Institutional Alt 100 Moderate Fund	CG - Institutional Alt 65 Fund	CG - Interest Rate Opportunities Fund(a)
Operations
Net investment income (loss)	$(154,048)	$(233,695)	$(182,664)	$(94,242)	$(134,407)	$(70,482)	$(132,444)	$(2,351,543)	$(741,305)	$(110,120)
Net realized gain (loss) on investments	154,093	429,122	508,183	(171,425)	192,557	(2,645)	3,784	1,618,403	1,059,873	7,306
Net change in unrealized appreciation (depreciation) on investments	(337,638)	5,575,477	3,855,403	(450,394)	2,269,338	206,646	912,682	5,808,303	5,424,661	363,121
Net increase (decrease) in net assets from operations	(337,593)	5,770,904	4,180,922	(716,061)	2,327,488	133,519	784,022	5,075,163	5,743,229	260,307

Contract transactions 1
Purchase payments (Note 4)	42,393,942	37,008,092	23,055,137	21,852,928	38,027,067	15,430,501	31,997,795	161,607,610	62,871,089	24,105,699
Surrenders and terminations	(3,008,080)	(769,538)	(1,652,075)	(713,528)	(551,619)	(276,513)	(199,529)	(7,952,973)	(3,148,256)	(383,673)
Transfers between Investment Divisions	(8,251,109)	3,836,592	1,337,644	(4,373,874)	4,014,296	2,452,944	4,493,981	(18,796,313)	(4,298,102)	4,957,531
Contract owner charges (Note 3)	(19,184)	(26,467)	(15,489)	(10,179)	(1,314)	(1,946)	(5,882)	(204,661)	(102,309)	(1,615)
Net increase (decrease) in net assets from contract transactions	31,115,569	40,048,679	22,725,217	16,755,347	41,488,430	17,604,986	36,286,365	134,653,663	55,322,422	28,677,942

Net increase (decrease) in net assets	30,777,976	45,819,583	26,906,139	16,039,286	43,815,918	17,738,505	37,070,387	139,728,826	61,065,651	28,938,249

Net assets beginning of period	24,477,443	3,442,699	16,286,228	6,019,762	—	—	—	135,531,012	46,330,618	—

Net assets end of period	$55,255,419	$49,262,282	$43,192,367	$22,059,048	$43,815,918	$17,738,505	$37,070,387	$275,259,838	$107,396,269	$28,938,249

1 Contract unit transactions
Units Outstanding at December 31, 2012	2,327,571	334,672	1,568,040	599,265	—	—	—	13,375,634	4,480,359	—

Units Issued	4,767,080	3,864,801	2,431,366	2,527,277	4,273,895	1,995,337	3,935,698	16,573,004	6,485,233	3,179,405
Units Redeemed	(1,827,011)	(393,505)	(400,621)	(851,527)	(241,084)	(208,532)	(268,425)	(3,523,508)	(1,303,977)	(217,011)

Units Outstanding at December 31, 2013	5,267,640	3,805,968	3,598,785	2,275,015	4,032,811	1,786,805	3,667,273	26,425,130	9,661,615	2,962,394

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	CG - International Opportunities Conservative Fund(a)	CG - International Opportunities Growth Fund(a)	CG - International Opportunities Moderate Fund(a)	CG - Maximum Growth Fund	CG - Moderate Fund	CG - Moderate Growth Fund	CG - Multi-Strategy Income Fund(a)	CG - Real Assets Fund(a)	CG - Tactical Maximum Growth Fund	CG - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(7,669)	$(17,141)	$(15,873)	$(370,389)	$(642,556)	$(1,351,564)	$(85,725)	$(16,809)	$(447,792)	$(1,072,843)
Net realized gain (loss) on investments	8,367	8,991	8,435	657,385	1,037,938	1,536,882	(5,188)	5,962	544,903	2,174,825
Net change in unrealized appreciation (depreciation) on investments	29,140	186,460	107,309	7,062,882	9,620,061	15,927,960	209,773	62,203	6,340,643	14,794,611
Net increase (decrease) in net assets from operations	29,838	178,310	99,871	7,349,878	10,015,443	16,113,278	118,860	51,356	6,437,754	15,896,593

Contract transactions 1
Purchase payments (Note 4)	1,917,425	3,637,844	4,180,412	37,168,431	113,085,349	170,338,440	18,675,191	3,585,742	39,505,179	149,945,319
Surrenders and terminations	(27,321)	(21,591)	(50,858)	(1,211,650)	(5,363,683)	(4,202,052)	(475,463)	(73,336)	(977,768)	(5,235,436)
Transfers between Investment Divisions	(75,841)	729,177	595,786	1,968,321	6,841,972	5,152,365	1,889,114	1,435,881	1,406,661	(2,182,451)
Contract owner charges (Note 3)	(81)	(137)	(500)	(46,413)	(55,204)	(110,144)	(403)	(1,039)	(31,036)	(113,166)
Net increase (decrease) in net assets from contract transactions	1,814,182	4,345,293	4,724,840	37,878,689	114,508,434	171,178,609	20,088,439	4,947,248	39,903,036	142,414,266

Net increase (decrease) in net assets	1,844,020	4,523,603	4,824,711	45,228,567	124,523,877	187,291,887	20,207,299	4,998,604	46,340,790	158,310,859

Net assets beginning of period	—	—	—	20,322,352	47,534,777	65,696,834	—	—	19,798,259	69,876,900

Net assets end of period	$1,844,020	$4,523,603	$4,824,711	$65,550,919	$172,058,654	$252,988,721	$20,207,299	$4,998,604	$66,139,049	$228,187,759

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	—	—	1,976,237	4,558,983	6,298,789	—	—	1,947,960	6,822,506

Units Issued	222,418	484,130	548,188	3,991,652	11,518,622	17,073,886	2,330,320	538,767	4,308,536	15,235,099
Units Redeemed	(33,028)	(37,043)	(62,757)	(545,500)	(1,207,868)	(1,440,788)	(238,443)	(30,229)	(558,333)	(2,068,524)

Units Outstanding at December 31, 2013	189,390	447,087	485,431	5,422,389	14,869,737	21,931,887	2,091,877	508,538	5,698,163	19,989,081

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Growth Fund	Curian Dynamic Risk Advantage - Income Fund	Curian Focused International Equity Fund(b)	Curian Focused U.S. Equity Fund(b)	Curian Long Short Credit Fund(a)	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund	Curian/Aberdeen Latin America Fund(a)
Operations
Net investment income (loss)	$(2,027,111)	$(394,806)	$(1,393,805)	$(899)	$(708)	$(20,550)	$(286,476)	$(546,648)	$(464,546)	$2,456
Net realized gain (loss) on investments	479,467	1,823,907	220,929	2,747	211	12,239	273,121	558,374	678,154	(4,029)
Net change in unrealized appreciation (depreciation) on investments	795,902	(831,335)	67,581	9,123	23,594	165,729	1,299,437	5,979,314	6,764,844	(75,449)
Net increase (decrease) in net assets from operations	(751,742)	597,766	(1,105,295)	10,971	23,097	157,418	1,286,082	5,991,040	6,978,452	(77,022)

Contract transactions 1
Purchase payments (Note 4)	172,605,488	42,029,560	103,356,949	382,736	368,171	4,249,320	18,911,085	50,297,215	39,598,051	1,007,964
Surrenders and terminations	(10,742,952)	(1,493,105)	(7,551,656)	(176)	(1,837)	(164,278)	(1,514,858)	(1,584,601)	(1,422,495)	(24,969)
Transfers between Investment Divisions	(20,700,550)	(4,740,665)	(18,143,692)	31,007	148,358	1,333,964	(2,392,244)	2,324,378	3,943,480	310,055
Contract owner charges (Note 3)	(158,395)	(40,002)	(69,271)	(5)	—	(177)	(32,059)	(29,397)	(33,368)	(107)
Net increase (decrease) in net assets from contract transactions	141,003,591	35,755,788	77,592,330	413,562	514,692	5,418,829	14,971,924	51,007,595	42,085,668	1,292,943

Net increase (decrease) in net assets	140,251,849	36,353,554	76,487,035	424,533	537,789	5,576,247	16,258,006	56,998,635	49,064,120	1,215,921

Net assets beginning of period	98,448,086	19,135,929	72,576,631	—	—	—	16,474,040	23,235,946	21,517,298	—

Net assets end of period	$238,699,935	$55,489,483	$149,063,666	$424,533	$537,789	$5,576,247	$32,732,046	$80,234,581	$70,581,418	$1,215,921

1 Contract unit transactions
Units Outstanding at December 31, 2012	9,840,197	2,024,980	7,067,437	—	—	—	1,593,338	2,227,687	2,043,996	—

Units Issued	17,897,882	4,953,184	10,774,399	63,412	49,464	631,115	2,233,768	5,211,644	4,145,061	168,552
Units Redeemed	(4,120,346)	(1,147,872)	(3,376,262)	(22,931)	(280)	(78,644)	(825,428)	(602,338)	(470,715)	(21,563)

Units Outstanding at December 31, 2013	23,617,733	5,830,292	14,465,574	40,481	49,184	552,471	3,001,678	6,836,993	5,718,342	146,989

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/American Funds Global Growth Fund(b)	Curian/American Funds Growth Fund	Curian/AQR Risk Parity Fund(b)	Curian/Ashmore Emerging Market Small Cap Equity Fund(a)	Curian/Baring International Fixed Income Fund(a)	Curian/BlackRock Global Long Short Credit Fund(a)	Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine Total Return Fund(b)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(a)	Curian/Epoch Global Shareholder Yield Fund
Operations
Net investment income (loss)	$(5,912)	$(204,668)	$(1,931)	$(4,575)	$3,048	$(78,829)	$5,175	$(6,569)	$(29,571)	$359,252
Net realized gain (loss) on investments	2,163	533,035	1,664	4,149	209	19,538	205,236	757	(22,527)	1,636,435
Net change in unrealized appreciation (depreciation) on investments	220,558	5,809,551	(11,414)	74,442	(16,541)	314,262	1,817,320	(33,431)	(19,137)	(570,604)
Net increase (decrease) in net assets from operations	216,809	6,137,918	(11,681)	74,016	(13,284)	254,971	2,027,731	(39,243)	(71,235)	1,425,083

Contract transactions 1
Purchase payments (Note 4)	3,931,144	25,937,927	885,223	1,048,219	942,397	16,284,811	9,541,427	3,922,745	6,276,719	9,932,417
Surrenders and terminations	(21,433)	(739,401)	(2,259)	(5,447)	(44,169)	(418,577)	(114,377)	(19,855)	(415,373)	(182,218)
Transfers between Investment Divisions	936,339	4,023,557	476,878	410,459	325,470	6,189,114	4,227,984	1,303,632	1,662,507	2,770,411
Contract owner charges (Note 3)	(38)	(16,613)	(141)	(139)	(91)	(2,023)	(2,013)	(115)	(1,173)	(3,033)
Net increase (decrease) in net assets from contract transactions	4,846,012	29,205,470	1,359,701	1,453,092	1,223,607	22,053,325	13,653,021	5,206,407	7,522,680	12,517,577

Net increase (decrease) in net assets	5,062,821	35,343,388	1,348,020	1,527,108	1,210,323	22,308,296	15,680,752	5,167,164	7,451,445	13,942,660

Net assets beginning of period	—	9,870,365	—	—	—	—	507,732	—	—	1,647,561

Net assets end of period	$5,062,821	$45,213,753	$1,348,020	$1,527,108	$1,210,323	$22,308,296	$16,188,484	$5,167,164	$7,451,445	$15,590,221

1 Contract unit transactions
Units Outstanding at December 31, 2012	—	932,664	—	—	—	—	50,389	—	—	155,237

Units Issued	469,920	2,733,861	147,057	162,446	200,280	2,410,472	1,179,309	538,450	941,475	1,151,068
Units Redeemed	(8,280)	(331,140)	(12,647)	(14,594)	(73,602)	(185,572)	(99,398)	(20,113)	(152,891)	(102,647)

Units Outstanding at December 31, 2013	461,640	3,335,385	134,410	147,852	126,678	2,224,900	1,130,300	518,337	788,584	1,203,658

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/FAMCO Flex Core Covered Call Fund	Curian/Franklin Templeton Frontier Markets Fund	Curian/Franklin Templeton Natural Resources Fund	Curian/Lazard International Strategic Equity Fund(a)	Curian/Neuberger Berman Currency Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/Schroder Emerging Europe Fund(a)	Curian/T. Rowe Price Capital Appreciation Fund(b)
Operations
Net investment income (loss)	$329,148	$(54,007)	$(137,945)	$(8,455)	$27,797	$(282,908)	$151,143	$(547,902)	$13,443	$11,175
Net realized gain (loss) on investments	259,568	19,471	127,875	6,196	(12,244)	316,561	(198,238)	215,806	(7,640)	11,237
Net change in unrealized appreciation (depreciation) on investments	3,134,363	816,156	1,014,774	234,183	(206,868)	188,953	(672,683)	(222,773)	(2,757)	161,943
Net increase (decrease) in net assets from operations	3,723,079	781,620	1,004,704	231,924	(191,315)	222,606	(719,778)	(554,869)	3,046	184,355

Contract transactions 1
Purchase payments (Note 4)	34,904,674	5,709,243	11,510,284	2,370,721	8,313,695	28,527,596	15,984,286	42,282,713	967,877	7,120,056
Surrenders and terminations	(984,385)	(46,820)	(503,034)	(33,585)	(403,116)	(1,172,638)	(925,111)	(2,077,300)	(8,915)	(89,196)
Transfers between Investment Divisions	6,720,499	3,582,849	782,461	869,261	(501,400)	886,335	(7,918,192)	(2,735,432)	577,010	2,013,233
Contract owner charges (Note 3)	(19,771)	(692)	(10,238)	(236)	(2,224)	(14,765)	(7,280)	(31,072)	(33)	(20)
Net increase (decrease) in net assets from contract transactions	40,621,017	9,244,580	11,779,473	3,206,161	7,406,955	28,226,528	7,133,703	37,438,909	1,535,939	9,044,073

Net increase (decrease) in net assets	44,344,096	10,026,200	12,784,177	3,438,085	7,215,640	28,449,134	6,413,925	36,884,040	1,538,985	9,228,428

Net assets beginning of period	14,885,142	497,493	6,510,301	—	3,768,025	12,035,041	12,981,551	26,942,221	—	—

Net assets end of period	$59,229,238	$10,523,693	$19,294,478	$3,438,085	$10,983,665	$40,484,175	$19,395,476	$63,826,261	$1,538,985	$9,228,428

1 Contract unit transactions
Units Outstanding at December 31, 2012	1,461,488	47,796	741,839	—	374,313	1,184,323	1,228,758	2,698,826	—	—

Units Issued	4,121,679	853,411	1,512,031	308,283	967,781	3,189,611	1,815,957	5,525,024	191,128	890,383
Units Redeemed	(368,080)	(38,123)	(208,736)	(9,793)	(217,883)	(477,273)	(1,157,867)	(1,775,756)	(42,133)	(12,435)

Units Outstanding at December 31, 2013	5,215,087	863,084	2,045,134	298,490	1,124,211	3,896,661	1,886,848	6,448,094	148,995	877,948

(a)	Commencement of operations April 29, 2013.
(b)	Commencement of operations September 16, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund(a)	Curian/Urdang International REIT Fund(a)	Curian/Van Eck International Gold Fund	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund	JNL Institutional Alt 35 Fund
Operations
Net investment income (loss)	$124,819	$(162,375)	$(28,875)	$37,594	$(70,511)	$(1,998,408)	$(816,220)	$(2,677,035)	$9,132,723	$4,386,615
Net realized gain (loss) on investments	2,413,667	(112,466)	(12,144)	5,083	(1,480,620)	20,108,357	34,570,938	44,950,384	47,646,451	73,934,662
Net change in unrealized appreciation (depreciation) on investments	1,114,881	111,222	(20,996)	8,145	(3,976,675)	61,216,577	89,361,587	141,529,615	120,726,003	143,005,705
Net increase (decrease) in net assets from operations	3,653,367	(163,619)	(62,015)	50,822	(5,527,806)	79,326,526	123,116,305	183,802,964	177,505,177	221,326,982

Contract transactions 1
Purchase payments (Note 4)	16,339,144	11,020,291	5,682,463	2,488,854	9,899,022	118,338,187	166,462,238	228,805,956	213,212,531	287,428,868
Surrenders and terminations	(484,514)	(562,831)	(148,267)	(58,373)	(263,347)	(14,668,999)	(38,866,460)	(36,117,898)	(56,720,302)	(77,765,332)
Transfers between Investment Divisions	5,774,979	(1,772,933)	2,248,048	582,505	2,110,556	44,113,398	75,132,935	85,251,239	34,614,457	(43,207,915)
Contract owner charges (Note 3)	(3,977)	(7,462)	(689)	(106)	(5,101)	(4,464,669)	(9,918,594)	(11,033,891)	(19,108,046)	(26,535,398)
Net increase (decrease) in net assets from contract transactions	21,625,632	8,677,065	7,781,555	3,012,880	11,741,130	143,317,917	192,810,119	266,905,406	171,998,640	139,920,223

Net increase (decrease) in net assets	25,278,999	8,513,446	7,719,540	3,063,702	6,213,324	222,644,443	315,926,424	450,708,370	349,503,817	361,247,205

Net assets beginning of period	3,063,433	9,910,870	—	—	5,077,899	299,068,849	710,905,979	766,027,023	1,348,029,107	1,954,019,344

Net assets end of period	$28,342,432	$18,424,316	$7,719,540	$3,063,702	$11,291,223	$521,713,292	$1,026,832,403	$1,216,735,393	$1,697,532,924	$2,315,266,549

1 Contract unit transactions
Units Outstanding at December 31, 2012	285,095	983,898	—	—	564,772	32,168,532	65,741,746	76,257,715	91,277,421	127,330,887

Units Issued	1,826,476	1,429,601	876,628	368,435	2,523,777	18,105,118	24,391,992	32,200,828	19,159,735	22,761,532
Units Redeemed	(163,161)	(548,436)	(95,883)	(37,931)	(652,935)	(4,407,323)	(7,957,810)	(8,348,166)	(8,076,748)	(14,031,041)

Units Outstanding at December 31, 2013	1,948,410	1,865,063	780,745	330,504	2,435,614	45,866,327	82,175,928	100,110,377	102,360,408	136,061,378

(a)	Commencement of operations April 29, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/American Funds Balanced Allocation Fund	JNL/American Funds Blue Chip Income and Growth Fund	JNL/American Funds Global Bond Fund	JNL/American Funds Global Small Capitalization Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Growth-Income Fund	JNL/American Funds International Fund	JNL/American Funds New World Fund
Operations
Net investment income (loss)	$(5,560,993)	$(4,011,612)	$(1,975,498)	$(2,669,669)	$2,611,477	$(1,936,876)	$(1,771,239)	$(7,397,370)	$(2,507,608)	$(4,726,739)
Net realized gain (loss) on investments	73,443,579	27,652,605	3,324,391	31,297,829	293,404	7,987,966	3,710,694	42,532,410	9,176,732	9,106,550
Net change in unrealized appreciation (depreciation) on investments	181,098,667	37,339,069	36,019,104	205,984,715	(23,165,003)	50,677,047	35,729,585	281,743,138	70,190,657	44,475,309
Net increase (decrease) in net assets from operations	248,981,253	60,980,062	37,367,997	234,612,875	(20,260,122)	56,728,137	37,669,040	316,878,178	76,859,781	48,855,120

Contract transactions 1
Purchase payments (Note 4)	454,440,576	(3,061)	174,954,945	228,118,534	55,845,833	64,590,695	154,573,787	373,289,709	101,657,099	111,409,108
Surrenders and terminations	(98,669,393)	(34,931,751)	(9,038,461)	(32,377,292)	(19,754,625)	(8,475,458)	(4,840,285)	(44,584,807)	(12,523,514)	(15,327,017)
Transfers between Investment Divisions	(76,401,819)	(137,734,815)	96,299,602	66,218,370	(23,062,259)	13,881,308	71,910,994	113,208,299	29,606,881	35,536,464
Contract owner charges (Note 3)	(36,246,370)	(9,701,762)	(3,111,483)	(10,264,003)	(4,756,553)	(2,842,735)	(2,244,609)	(12,965,273)	(4,632,973)	(5,812,644)
Net increase (decrease) in net assets from contract transactions	243,122,994	(182,371,389)	259,104,603	251,695,609	8,272,396	67,153,810	219,399,887	428,947,928	114,107,493	125,805,911

Net increase (decrease) in net assets	492,104,247	(121,391,327)	296,472,600	486,308,484	(11,987,726)	123,881,947	257,068,927	745,826,106	190,967,274	174,661,031

Net assets beginning of period	2,705,104,036	868,139,725	142,837,578	658,754,170	445,074,008	192,196,308	100,620,278	815,499,141	340,653,242	443,042,554

Net assets end of period	$3,197,208,283	$746,748,398	$439,310,178	$1,145,062,654	$433,086,282	$316,078,255	$357,689,205	$1,561,325,247	$531,620,516	$617,703,585

1 Contract unit transactions
Units Outstanding at December 31, 2012	173,523,092	54,074,762	13,849,024	58,871,135	40,202,262	18,876,084	9,734,050	71,036,826	32,462,317	40,339,639

Units Issued	36,613,812	264,449	25,696,083	25,265,200	10,804,974	8,847,738	21,460,211	43,974,589	13,717,555	16,858,238
Units Redeemed	(21,623,795)	(11,236,521)	(2,058,038)	(5,749,957)	(10,113,815)	(3,109,628)	(2,146,511)	(11,288,233)	(3,759,864)	(5,748,221)

Units Outstanding at December 31, 2013	188,513,109	43,102,690	37,487,069	78,386,378	40,893,421	24,614,194	29,047,750	103,723,182	42,420,008	51,449,656

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Brookfield Global Infrastructure Fund	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund
Operations
Net investment income (loss)	$1,971,806	$(10,446,911)	$(17,189,878)	$(7,145,634)	$(1,337,135)	$888,709	$(913,300)	$(1,154,888)	$(13,319,397)	$(367,705)
Net realized gain (loss) on investments	256,411	13,793,947	26,014,067	59,698,942	11,134,510	9,250,955	15,591,974	23,641,451	59,514,492	(1,642,690)
Net change in unrealized appreciation (depreciation) on investments	772,727	66,596,159	238,074,708	106,302,358	35,563,171	44,931,108	55,516,585	50,568,008	179,519,345	(8,935,790)
Net increase (decrease) in net assets from operations	3,000,944	69,943,195	246,898,897	158,855,666	45,360,546	55,070,772	70,195,259	73,054,571	225,714,440	(10,946,185)

Contract transactions 1
Purchase payments (Note 4)	48,842,938	108,203,892	718,979,044	37,643,609	128,699,260	39,106,443	25,233,072	67,611,752	153,682,703	16,768,834
Surrenders and terminations	(1,418,400)	(47,484,941)	(73,912,492)	(27,507,456)	(7,309,591)	(27,052,238)	(20,363,163)	(12,388,489)	(43,888,611)	(5,676,735)
Transfers between Investment Divisions	4,775,889	(53,649,542)	241,364,030	(12,037,952)	130,100,045	2,489,610	1,287,485	63,333,510	92,256,271	(15,238,980)
Contract owner charges (Note 3)	(22,602)	(9,496,689)	(23,329,203)	(4,437,581)	(2,053,018)	(3,778,266)	(3,059,732)	(2,389,668)	(9,344,324)	(1,390,557)
Net increase (decrease) in net assets from contract transactions	52,177,825	(2,427,280)	863,101,379	(6,339,380)	249,436,696	10,765,549	3,097,662	116,167,105	192,706,039	(5,537,438)

Net increase (decrease) in net assets	55,178,769	67,515,915	1,110,000,276	152,516,286	294,797,242	65,836,321	73,292,921	189,221,676	418,420,479	(16,483,623)

Net assets beginning of period	20,519,911	891,760,261	1,525,570,362	444,454,611	100,565,052	394,420,593	329,409,224	181,722,508	712,882,647	140,464,249

Net assets end of period	$75,698,680	$959,276,176	$2,635,570,638	$596,970,897	$395,362,294	$460,256,914	$402,702,145	$370,944,184	$1,131,303,126	$123,980,626

1 Contract unit transactions
Units Outstanding at December 31, 2012	2,083,260	87,616,736	144,545,740	16,378,558	8,305,334	32,328,316	12,053,550	9,997,063	23,890,911	15,873,890

Units Issued	5,701,683	15,738,345	88,800,633	2,293,764	19,678,305	4,945,179	1,610,386	6,939,628	8,851,003	5,455,860
Units Redeemed	(529,740)	(16,153,882)	(11,930,014)	(2,676,845)	(1,173,896)	(4,144,291)	(1,575,535)	(1,730,772)	(3,309,980)	(6,207,886)

Units Outstanding at December 31, 2013	7,255,203	87,201,199	221,416,359	15,995,477	26,809,743	33,129,204	12,088,401	15,205,919	29,431,934	15,121,864

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
Operations
Net investment income (loss)	$(1,937,768)	$6,363,639	$(188,737)	$5,004,466	$34,720,183	$(1,242,465)	$(2,805,778)	$(2,276,827)	$7,944,342	$16,119,375
Net realized gain (loss) on investments	(7,308,339)	40,100,948	15,232,016	7,681,130	25,690,244	27,579,063	17,067,921	31,219,550	21,631,244	9,413,511
Net change in unrealized appreciation (depreciation) on investments	(5,824,732)	212,184,767	62,665,405	(6,049,945)	94,734,418	57,180,201	95,285,914	87,764,621	(48,803,754)	(53,289,445)
Net increase (decrease) in net assets from operations	(15,070,839)	258,649,354	77,708,684	6,635,651	155,144,845	83,516,799	109,548,057	116,707,344	(19,228,168)	(27,756,559)

Contract transactions 1
Purchase payments (Note 4)	35,028,840	145,234,262	54,278,316	176,739,207	241,406,823	64,986,264	68,740,977	85,615,121	64,574,182	19,059,289
Surrenders and terminations	(15,238,165)	(93,669,280)	(15,652,159)	(23,171,947)	(74,064,970)	(16,191,205)	(20,993,275)	(20,139,190)	(51,595,040)	(14,689,156)
Transfers between Investment Divisions	(19,105,818)	16,087,872	96,219,678	146,936,885	119,608,138	48,466,601	15,014,417	59,041,149	(114,936,397)	(52,657,470)
Contract owner charges (Note 3)	(3,646,906)	(12,512,198)	(3,147,439)	(4,720,171)	(13,032,203)	(3,079,851)	(4,847,980)	(4,070,625)	(6,337,618)	(2,715,209)
Net increase (decrease) in net assets from contract transactions	(2,962,049)	55,140,656	131,698,396	295,783,974	273,917,788	94,181,809	57,914,139	120,446,455	(108,294,873)	(51,002,546)

Net increase (decrease) in net assets	(18,032,888)	313,790,010	209,407,080	302,419,625	429,062,633	177,698,608	167,462,196	237,153,799	(127,523,041)	(78,759,105)

Net assets beginning of period	347,086,792	1,153,797,670	230,043,936	297,966,454	1,127,678,844	241,752,024	391,902,433	326,695,398	732,593,079	317,363,963

Net assets end of period	$329,053,904	$1,467,587,680	$439,451,016	$600,386,079	$1,556,741,477	$419,450,632	$559,364,629	$563,849,197	$605,070,038	$238,604,858

1 Contract unit transactions
Units Outstanding at December 31, 2012	46,689,948	119,513,314	26,252,753	25,535,422	92,341,143	28,647,061	43,186,639	23,244,036	29,455,873	21,400,333

Units Issued	11,963,639	19,222,234	19,047,542	35,682,636	32,600,945	17,003,439	10,534,140	12,449,696	5,459,913	1,756,296
Units Redeemed	(12,679,026)	(14,400,428)	(6,305,541)	(10,806,283)	(11,747,932)	(7,645,338)	(4,970,168)	(5,460,957)	(10,163,004)	(5,479,825)

Units Outstanding at December 31, 2013	45,974,561	124,335,120	38,994,754	50,411,775	113,194,156	38,005,162	48,750,611	30,232,775	24,752,782	17,676,804

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund
Operations
Net investment income (loss)	$(5,358,653)	$(2,098,456)	$15,524,420	$(1,463,475)	$(4,300,011)	$(3,054,917)	$(4,669,960)	$(1,924,432)	$7,849,305	$(4,852,877)
Net realized gain (loss) on investments	126,028,382	13,441,736	27,478,554	13,691,528	48,151,374	12,264,801	30,325,183	55,014,337	2,895,306	24,125,262
Net change in unrealized appreciation (depreciation) on investments	3,414,742	31,205,497	(42,281,980)	58,231,039	86,022,557	48,869,585	80,654,472	433,114,750	55,687,693	105,591,939
Net increase (decrease) in net asset from operations	124,084,471	42,548,777	720,994	70,459,092	129,873,920	58,079,469	106,309,695	486,204,655	66,432,304	124,864,324

Contract transactions 1
Purchase payments (Note 4)	83,416,494	17,015,942	183,785,896	82,467,214	56,665,559	27,028,697	73,745,321	462,178,314	40,758,242	81,417,277
Surrenders and terminations	(25,691,567)	(8,535,139)	(41,173,190)	(23,504,101)	(23,581,653)	(13,974,335)	(20,043,487)	(90,749,404)	(22,800,708)	(19,923,361)
Transfers between Investment Divisions	6,888,298	13,831,136	67,939,452	34,157,090	23,544,311	(11,797,492)	98,768,335	124,954,986	46,145,457	59,272,401
Contract owner charges (Note 3)	(4,849,488)	(1,490,612)	(8,479,280)	(3,793,974)	(3,757,117)	(1,983,040)	(3,224,258)	(25,556,994)	(3,110,666)	(3,349,263)
Net increase (decrease) in net assets from contract transactions	59,763,737	20,821,327	202,072,878	89,326,229	52,871,100	(726,170)	149,245,911	470,826,902	60,992,325	117,417,054

Net increase (decrease) in net assets	183,848,208	63,370,104	202,793,872	159,785,321	182,745,020	57,353,299	255,555,606	957,031,557	127,424,629	242,281,378

Net assets beginning of period	370,054,496	122,758,090	722,380,805	368,672,837	328,821,354	202,355,869	220,180,073	1,950,723,274	312,525,312	277,545,638

Net assets end of period	$553,902,704	$186,128,194	$925,174,677	$528,458,158	$511,566,374	$259,709,168	$475,735,679	$2,907,754,831	$439,949,941	$519,827,016

1 Contract unit transactions
Units Outstanding at December 31, 2012	26,395,237	13,715,059	49,884,889	21,338,781	26,084,620	10,391,288	12,723,050	165,395,239	24,333,822	11,186,133

Units Issued	10,472,261	5,117,292	22,280,330	8,726,687	9,430,928	2,195,063	11,269,241	51,690,285	8,429,151	6,129,768
Units Redeemed	(6,697,687)	(3,102,800)	(9,279,772)	(4,146,450)	(6,063,340)	(2,282,370)	(4,082,181)	(15,005,451)	(4,140,297)	(2,636,622)

Units Outstanding at December 31, 2013	30,169,811	15,729,551	62,885,447	25,919,018	29,452,208	10,303,981	19,910,110	202,080,073	28,622,676	14,679,279

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund	JNL/M&G Global Leaders Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow 10 Fund
Operations
Net investment income (loss)	$10,211,685	$(768,964)	$426,520	$(394,483)	$1,967,899	$7,916,559	$2,811,929	$793,342	$(2,884,269)	$(8,281,300)
Net realized gain (loss) on investments	(625,327)	17,938,342	1,945,455	8,134,717	15,267,682	84,016,235	1,312,570	6,167,762	37,302,112	47,149,563
Net change in unrealized appreciation (depreciation) on investments	(44,654,145)	(36,871,201)	(520,193)	(889,133)	54,409,929	137,295,401	(28,859,307)	11,020,311	74,799,297	91,323,336
Net increase (decrease) in net assets from operations	(35,067,787)	(19,701,823)	1,851,782	6,851,101	71,645,510	229,228,195	(24,734,808)	17,981,415	109,217,140	130,191,599

Contract transactions 1
Purchase payments (Note 4)	59,639,039	21,165,940	5,872,599	5,548,930	33,580,440	108,185,991	58,462,084	21,835,530	83,732,914	45,070,992
Surrenders and terminations	(53,384,454)	(34,414,732)	(2,853,149)	(1,235,637)	(16,706,588)	(58,734,475)	(44,786,993)	(6,082,730)	(20,089,342)	(49,894,544)
Transfers between Investment Divisions	(246,238,560)	(83,235,484)	(7,381,641)	(49,595,066)	(12,156,231)	68,877,796	(52,882,086)	1,886,874	109,425,688	(129,854)
Contract owner charges (Note 3)	(5,969,078)	(6,206,590)	(687,330)	(326,029)	(3,006,267)	(5,942,398)	(4,508,865)	(1,026,732)	(3,494,851)	(3,792,867)
Net increase (decrease) in net assets from contract transactions	(245,953,053)	(102,690,866)	(5,049,521)	(45,607,802)	1,711,354	112,386,914	(43,715,860)	16,612,942	169,574,409	(8,746,273)

Net increase (decrease) in net assets	(281,020,840)	(122,392,689)	(3,197,739)	(38,756,701)	73,356,864	341,615,109	(68,450,668)	34,594,357	278,791,549	121,445,326

Net assets beginning of period	825,483,488	714,703,864	65,953,400	38,756,701	278,793,866	601,581,156	594,553,333	92,759,523	215,722,874	462,836,482

Net assets end of period	$544,462,648	$592,311,175	$62,755,661	$—	$352,150,730	$943,196,265	$526,102,665	$127,353,880	$494,514,423	$584,281,808

1 Contract unit transactions
Units Outstanding at December 31, 2012	40,223,450	51,917,193	4,866,922	3,136,044	29,122,596	34,601,524	42,018,066	15,048,511	15,046,368	43,453,852

Units Issued	8,270,206	2,531,298	922,655	1,150,424	4,348,506	11,882,683	8,068,660	9,148,899	15,597,324	9,392,958
Units Redeemed	(20,817,223)	(10,436,728)	(1,291,407)	(4,286,468)	(4,259,973)	(6,359,785)	(11,463,107)	(6,999,947)	(6,052,251)	(10,299,395)

Units Outstanding at December 31, 2013	27,676,433	44,011,763	4,498,170	—	29,211,129	40,124,422	38,623,619	17,197,463	24,591,441	42,547,415

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC Dow Dividend Fund(a)	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	JNL/MC Emerging Markets Index Fund	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund	JNL/MC International Index Fund
Operations
Net investment income (loss)	$7,198,348	$(234,389)	$(1,958,174)	$42,873	$(2,164,501)	$(6,545,555)	$(645,577)	$(5,438,253)	$498,363	$6,727,965
Net realized gain (loss) on investments	51,944,801	2,004,528	21,664	1,540,024	25,614,569	30,739,229	(371,275)	51,039,394	28,386,980	12,399,484
Net change in unrealized appreciation (depreciation) on investments	(4,263,792)	6,547,093	(13,402,516)	14,271,884	61,331,624	22,030,291	(291,359)	162,100,959	84,031,513	89,845,662
Net increase (decrease) in net assets from operations	54,879,357	8,317,232	(15,339,026)	15,854,781	84,781,692	46,223,965	(1,308,211)	207,702,100	112,916,856	108,973,111

Contract transactions 1
Purchase payments (Note 4)	36,970,758	12,244,594	90,542,677	24,770,586	74,862,583	19,350,693	9,347,862	183,868,662	69,272,047	94,559,063
Surrenders and terminations	(17,278,061)	(1,793,044)	(10,730,962)	(2,235,982)	(19,624,443)	(48,139,347)	(2,154,337)	(37,545,379)	(23,051,431)	(41,158,935)
Transfers between Investment Divisions	(429,376,544)	36,443,258	114,325,813	67,911,157	85,058,542	(22,759,922)	(5,818,072)	232,900,797	3,609,095	53,256,834
Contract owner charges (Note 3)	(2,528,930)	(302,284)	(2,831,696)	(550,012)	(3,289,915)	(2,113,833)	(377,231)	(6,718,070)	(6,021,892)	(4,627,585)
Net increase (decrease) in net assets from contract transactions	(412,212,777)	46,592,524	191,305,832	89,895,749	137,006,767	(53,662,409)	998,222	372,506,010	43,807,819	102,029,377

Net increase (decrease) in net assets	(357,333,420)	54,909,756	175,966,806	105,750,530	221,788,459	(7,438,444)	(309,989)	580,208,110	156,724,675	211,002,488

Net assets beginning of period	357,333,420	6,762,214	208,650,359	28,206,333	216,488,446	419,858,116	46,258,808	405,053,630	492,250,212	519,992,878

Net assets end of period	$—	$61,671,970	$384,617,165	$133,956,863	$438,276,905	$412,419,672	$45,948,819	$985,261,740	$648,974,887	$730,995,366

1 Contract unit transactions
Units Outstanding at December 31, 2012	45,878,539	668,992	19,952,612	2,404,949	26,844,565	27,156,260	4,586,908	27,467,976	47,204,673	33,781,381

Units Issued	8,038,505	5,337,592	24,704,257	7,468,052	24,124,385	3,144,131	1,212,003	27,189,831	9,774,480	10,830,868
Units Redeemed	(53,917,044)	(1,556,087)	(5,717,142)	(1,000,966)	(9,760,068)	(6,493,918)	(1,128,226)	(6,822,459)	(5,946,167)	(5,063,633)

Units Outstanding at December 31, 2013	—	4,450,497	38,939,727	8,872,035	41,208,882	23,806,473	4,670,685	47,835,348	51,032,986	39,548,616

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 10 Fund(a)	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund
Operations
Net investment income (loss)	$30,177,038	$4,799,503	$(1,960,529)	$1,334,179	$(2,908,952)	$1,917,029	$(2,902,573)	$562,867	$(5,697,497)	$(832,956)
Net realized gain (loss) on investments	64,768,786	10,843,594	30,345,982	(2,536,762)	53,420,713	2,816,422	33,838,227	13,038,395	71,815,659	95,491,062
Net change in unrealized appreciation (depreciation) on investments	661,671,656	80,850,607	67,945,137	14,047,591	150,331,891	897,594	3,639,234	53,504,222	153,632,211	357,604,602
Net increase (decrease) in net assets from operations	756,617,480	96,493,704	96,330,590	12,845,008	200,843,652	5,631,045	34,574,888	67,105,484	219,750,373	452,262,708

Contract transactions 1
Purchase payments (Note 4)	106,495,935	15,140,886	46,979,397	7,144,467	135,801,573	17,815,530	8,196,121	12,216,251	160,404,792	330,838,479
Surrenders and terminations	(298,912,028)	(28,124,850)	(17,575,217)	(4,166,975)	(57,572,954)	(3,303,622)	(22,191,031)	(13,896,775)	(55,767,367)	(114,073,140)
Transfers between Investment Divisions	(144,550,494)	(24,157,542)	22,393,894	(12,789,041)	(7,554,764)	18,130,412	(284,533,928)	264,311,151	165,646,696	420,611,654
Contract owner charges (Note 3)	(17,940,385)	(2,821,602)	(2,635,789)	(533,939)	(9,666,005)	(763,103)	(870,218)	(1,233,324)	(6,999,438)	(14,743,948)
Net increase (decrease) in net assets from contract transactions	(354,906,972)	(39,963,108)	49,162,285	(10,345,488)	61,007,850	31,879,217	(299,399,056)	261,397,303	263,284,683	622,633,045

Net increase (decrease) in net assets	401,710,508	56,530,596	145,492,875	2,499,520	261,851,502	37,510,262	(264,824,168)	328,502,787	483,035,056	1,074,895,753

Net assets beginning of period	2,718,583,763	340,857,655	239,760,325	71,565,169	841,333,051	53,928,364	264,824,168	63,316,970	607,048,491	1,285,268,988

Net assets end of period	$3,120,294,271	$397,388,251	$385,253,200	$74,064,689	$1,103,184,553	$91,438,626	$—	$391,819,757	$1,090,083,547	$2,360,164,741

1 Contract unit transactions
Units Outstanding at December 31, 2012	219,540,023	35,365,061	18,134,020	10,481,364	25,822,105	3,883,957	29,602,328	5,802,155	32,654,324	103,714,160

Units Issued	11,134,384	3,166,644	8,749,956	2,589,511	7,138,374	3,668,281	2,713,801	23,160,904	18,335,198	63,422,068
Units Redeemed	(36,910,851)	(6,929,802)	(5,992,306)	(4,155,514)	(5,719,780)	(1,623,720)	(32,316,129)	(2,983,706)	(6,416,477)	(20,452,775)

Units Outstanding at December 31, 2013	193,763,556	31,601,903	20,891,670	8,915,361	27,240,699	5,928,518	—	25,979,353	44,573,045	146,683,453

(a)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/MC S&P SMid 60 Fund	JNL/MC Select Small-Cap Fund(b)	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(a)	JNL/MC Value Line 30 Fund	JNL/MC VIP Fund(b)	JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$535,041	$589,700	$(2,111,832)	$(3,617,958)	$54,438	$1,311,035	$2,983,761	$(464,340)	$(1,404,273)	$(2,262,742)
Net realized gain (loss) on investments	17,604,202	35,905,401	91,578,750	18,220,106	(5,370)	(711,126)	21,092,617	1,816,220	407,441	16,559,950
Net change in unrealized appreciation (depreciation) on investments	53,300,934	10,402,796	150,683,627	87,052,532	(35,868)	106,750,012	17,113,896	8,075,791	(1,184,534)	89,965,561
Net increase (decrease) in net assets from operations	71,440,177	46,897,897	240,150,545	101,654,680	13,200	107,349,921	41,190,274	9,427,671	(2,181,366)	104,262,769

Contract transactions 1
Purchase payments (Note 4)	51,124,415	11,026,730	111,393,142	69,063,206	2,436,674	16,018,011	6,109,342	19,091,567	50,200,925	75,733,016
Surrenders and terminations	(14,388,164)	(19,845,436)	(59,575,213)	(22,700,600)	(27,400)	(43,035,647)	(16,751,835)	(1,220,285)	(5,182,992)	(25,933,196)
Transfers between Investment Divisions	40,469,673	(288,108,460)	321,554,757	24,497,958	554,097	(27,705,054)	(260,444,306)	20,842,975	25,159,176	75,933,031
Contract owner charges (Note 3)	(2,084,820)	(893,971)	(5,788,295)	(4,507,343)	(256)	(2,339,851)	(953,295)	(333,225)	(1,127,813)	(4,388,195)
Net increase (decrease) in net assets from contract transactions	75,121,104	(297,821,137)	367,584,391	66,353,221	2,963,115	(57,062,541)	(272,040,094)	38,381,032	69,049,296	121,344,656

Net increase (decrease) in net assets	146,561,281	(250,923,240)	607,734,936	168,007,901	2,976,315	50,287,380	(230,849,820)	47,808,703	66,867,930	225,607,425

Net assets beginning of period	181,031,361	250,923,240	559,726,962	393,846,584	—	357,999,234	230,849,820	11,507,693	66,681,136	375,827,906

Net assets end of period	$327,592,642	$—	$1,167,461,898	$561,854,485	$2,976,315	$408,286,614	$—	$59,316,396	$133,549,066	$601,435,331

1 Contract unit transactions
Units Outstanding at December 31, 2012	15,482,587	17,075,434	34,611,596	53,037,859	—	35,092,355	19,596,647	1,212,452	6,392,609	25,291,835

Units Issued	9,757,167	1,846,398	26,132,107	18,431,916	348,175	3,042,028	795,958	4,323,776	10,296,072	10,432,417
Units Redeemed	(4,524,611)	(18,921,832)	(8,060,611)	(10,878,092)	(35,920)	(8,099,255)	(20,392,605)	(927,733)	(3,681,587)	(3,242,716)

Units Outstanding at December 31, 2013	20,715,143	—	52,683,092	60,591,683	312,255	30,035,128	—	4,608,495	13,007,094	32,481,536

(a)	Commencement of operations April 29, 2013.
(b)	The period is from January 1, 2013 through acquisition September 13, 2013.

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund	JNL/S&P Competitive Advantage Fund
Operations
Net investment income (loss)	$(6,763,096)	$(16,038,890)	$5,061,312	$68,975,392	$(1,836,127)	$(1,521,870)	$(309,105)	$31,025,581	$(13,040,488)	$(3,759,792)
Net realized gain (loss) on investments	102,147,913	5,611,186	4,348,691	79,666,231	15,801,956	21,073,715	12,328,224	14,702,141	163,917,753	60,796,991
Net change in unrealized appreciation (depreciation) on investments	(300,792,321)	(139,002,070)	7,438,543	(57,195,824)	48,795,630	19,978,161	33,429,102	91,965,922	475,463,072	88,603,651
Net increase (decrease) in net assets from operations	(205,407,504)	(149,429,774)	16,848,546	91,445,799	62,761,459	39,530,006	45,448,221	137,693,644	626,340,337	145,640,850

Contract transactions 1
Purchase payments (Note 4)	211,962,764	516,444,069	328,040,490	225,908,872	40,990,736	22,196,232	12,681,946	63,654,831	573,088,799	77,124,683
Surrenders and terminations	(111,312,766)	(264,179,903)	(39,880,669)	(92,979,984)	(10,912,018)	(6,537,322)	(12,736,883)	(18,351,523)	(98,374,751)	(23,559,321)
Transfers between Investment Divisions	(694,251,281)	(899,639,600)	500,557,987	(2,944,094)	49,445,897	42,146,073	13,676,119	(30,906,259)	621,925,793	127,852,173
Contract owner charges (Note 3)	(17,248,396)	(37,244,745)	(6,005,603)	(12,677,041)	(1,941,364)	(1,412,174)	(1,021,237)	(3,724,603)	(17,806,229)	(4,074,958)
Net increase (decrease) in net assets from contract transactions	(610,849,679)	(684,620,179)	782,712,205	117,307,753	77,583,251	56,392,809	12,599,945	10,672,446	1,078,833,612	177,342,577

Net increase (decrease) in net assets	(816,257,183)	(834,049,953)	799,560,751	208,753,552	140,344,710	95,922,815	58,048,166	148,366,090	1,705,173,949	322,983,427

Net assets beginning of period	2,175,078,995	4,251,064,074	278,372,496	1,362,795,543	115,388,032	94,059,329	112,313,637	346,531,159	1,217,211,551	293,492,476

Net assets end of period	$1,358,821,812	$3,417,014,121	$1,077,933,247	$1,571,549,095	$255,732,742	$189,982,144	$170,361,803	$494,897,249	$2,922,385,500	$616,475,903

1 Contract unit transactions
Units Outstanding at December 31, 2012	146,137,914	215,752,478	26,437,899	75,591,291	10,587,267	8,512,443	6,164,133	32,793,714	97,618,836	21,654,308

Units Issued	20,432,103	32,972,199	83,010,363	38,661,380	14,569,700	9,781,507	2,936,898	5,310,831	83,754,898	17,044,234
Units Redeemed	(64,892,099)	(70,300,457)	(9,920,655)	(33,147,024)	(8,317,424)	(5,572,089)	(2,392,570)	(4,712,912)	(16,250,651)	(6,414,526)

Units Outstanding at December 31, 2013	101,677,918	178,424,220	99,527,607	81,105,647	16,839,543	12,721,861	6,708,461	33,391,633	165,123,083	32,284,016

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/S&P Dividend Income & Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Total Yield Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
Operations
Net investment income (loss)	$4,429,152	$(1,575,567)	$(8,908,591)	$(15,932,094)	$(20,785,358)	$(30,083,674)	$(49,810,686)	$(679,955)	$(22,649,368)	$(26,929,642)
Net realized gain (loss) on investments	99,880,772	59,034,688	47,070,610	26,505,688	97,286,381	51,965,028	99,749,994	38,409,710	167,428,179	198,630,750
Net change in unrealized appreciation (depreciation) on investments	194,431,826	89,040,640	216,258,862	34,922,269	597,622,486	220,517,650	616,087,032	45,625,350	366,843,323	355,896,318
Net increase (decrease) in net assets from operations	298,741,750	146,499,761	254,420,881	45,495,863	674,123,509	242,399,004	666,026,340	83,355,105	511,622,134	527,597,426

Contract transactions 1
Purchase payments (Note 4)	192,860,576	82,930,415	205,159,128	174,269,059	510,166,344	385,277,264	655,461,101	41,474,732	244,622,091	257,611,274
Surrenders and terminations	(65,444,751)	(25,090,784)	(54,761,466)	(130,352,585)	(177,353,472)	(171,120,434)	(246,452,590)	(14,133,583)	(93,307,393)	(96,961,818)
Transfers between Investment Divisions	545,329,067	175,261,943	43,839,410	(192,377,409)	192,431,068	(25,991,445)	139,470,359	140,937,089	45,615,771	17,906,830
Contract owner charges (Note 3)	(12,630,159)	(4,216,351)	(11,047,449)	(17,317,116)	(35,746,936)	(31,114,282)	(53,290,285)	(2,206,025)	(14,081,951)	(17,107,896)
Net increase (decrease) in net assets from contract transactions	660,114,733	228,885,223	183,189,623	(165,778,051)	489,497,004	157,051,103	495,188,585	166,072,213	182,848,518	161,448,390

Net increase (decrease) in net assets	958,856,483	375,384,984	437,610,504	(120,282,188)	1,163,620,513	399,450,107	1,161,214,925	249,427,318	694,470,652	689,045,816

Net assets beginning of period	822,731,477	230,391,627	988,005,021	1,688,160,049	3,014,830,685	2,671,615,114	4,454,811,297	112,891,002	1,325,286,320	1,472,006,525

Net assets end of period	$1,781,587,960	$605,776,611	$1,425,615,525	$1,567,877,861	$4,178,451,198	$3,071,065,221	$5,616,026,222	$362,318,320	$2,019,756,972	$2,161,052,341

1 Contract unit transactions
Units Outstanding at December 31, 2012	66,372,579	17,948,593	62,718,514	130,694,974	184,989,723	197,840,305	272,199,349	10,414,822	39,722,692	28,526,725

Units Issued	58,016,397	23,447,785	18,511,430	22,961,624	43,995,736	36,275,854	52,204,365	20,128,960	11,631,161	7,315,746
Units Redeemed	(12,923,557)	(9,468,494)	(8,378,267)	(35,979,749)	(17,025,805)	(25,446,124)	(24,466,714)	(8,191,155)	(7,353,579)	(4,878,213)

Units Outstanding at December 31, 2013	111,465,419	31,927,884	72,851,677	117,676,849	211,959,654	208,670,035	299,937,000	22,352,627	44,000,274	30,964,258

See notes to the financial statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2013

	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$(1,177,546)	$(1,624,475)	$1,006,582	$(19,535,789)	$2,328,801
Net realized gain (loss) on investments	660,124	92,012,252	108,397,347	5,275	49,895,962
Net change in unrealized appreciation (depreciation) on investments	(8,946,638)	138,051,048	327,407,297	—	81,300,656
Net increase (decrease) in net assets from operations	(9,464,060)	228,438,825	436,811,226	(19,530,514)	133,525,419

Contract transactions 1
Purchase payments (Note 4)	143,562,840	155,966,744	469,331,859	784,446,124	66,239,894
Surrenders and terminations	(47,130,469)	(49,217,851)	(143,123,136)	(244,777,529)	(30,425,139)
Transfers between Investment Divisions	(30,454,671)	70,246,358	165,322,955	(433,025,095)	43,412,757
Contract owner charges (Note 3)	(6,307,991)	(6,430,787)	(28,076,837)	(14,137,555)	(4,575,200)
Net increase (decrease) in net assets from contract transactions	59,669,709	170,564,464	463,454,841	92,505,945	74,652,312

Net increase (decrease) in net assets	50,205,649	399,003,289	900,266,067	72,975,431	208,177,731

Net assets beginning of period	647,090,687	570,473,227	2,294,283,336	1,195,107,544	430,498,430

Net assets end of period	$697,296,336	$969,476,516	$3,194,549,403	$1,268,082,975	$638,676,161

1 Contract unit transactions
Units Outstanding at December 31, 2012	61,301,432	34,539,227	73,603,848	97,906,679	19,603,130

Units Issued	28,892,662	18,395,134	19,795,408	123,607,118	6,532,196
Units Redeemed	(23,363,885)	(9,781,720)	(6,679,929)	(116,930,791)	(3,638,151)

Units Outstanding at December 31, 2013	66,830,209	43,152,641	86,719,327	104,583,006	22,497,175

See notes to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements
December 31, 2014

Note 1 – Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940.

The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained one-hundred sixty-nine (169) Investment Divisions during 2014, but currently contains one-hundred sixty-six (166) Investment Divisions as of December 31, 2014. These Investment Divisions each invested in Class A of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2014:

Curian Variable Series Trust
CG - Alt 100 Conservative Fund(1)(4)(5)	CG - Tactical Moderate Growth Fund(1)(4)	Curian/DoubleLine Total Return Fund
CG - Alt 100 Growth Fund(1)(4)(5)	Curian Dynamic Risk Advantage – Diversified Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
CG - Alt 100 Moderate Fund(1)(4)(5)	Curian Dynamic Risk Advantage – Growth Fund	Curian/Epoch Global Shareholder Yield Fund
CG - Conservative Fund(1)(4)	Curian Dynamic Risk Advantage – Income Fund	Curian/FAMCO Flex Core Covered Call Fund
CG - Equity 100 Fund(1)(4)	Curian Focused International Equity Fund	Curian/Franklin Templeton Frontier Markets Fund
CG - Equity Income Fund(1)(4)	Curian Focused U.S. Equity Fund	Curian/Franklin Templeton Natural Resources Fund
CG - Fixed Income 100 Fund(1)(4)	Curian Long Short Credit Fund(2)	Curian/Lazard International Strategic Equity Fund
CG - Growth Fund(1)(4)	Curian Tactical Advantage 35 Fund	Curian/Neuberger Berman Currency Fund
CG - Institutional Alt 65 Fund(1)(4)	Curian Tactical Advantage 60 Fund	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
CG - Interest Rate Opportunities Fund(1)(4)	Curian Tactical Advantage 75 Fund	Curian/Nicholas Convertible Arbitrage Fund
CG - International Conservative Fund(1)(4)(5)	Curian/Aberdeen Latin America Fund	Curian/PIMCO Credit Income Fund
CG - International Growth Fund(1)(4)(5)	Curian/American Funds® Global Growth Fund	Curian/PineBridge Merger Arbitrage Fund
CG - International Moderate Fund(1)(4)(5)	Curian/American Funds® Growth Fund	Curian/Schroder Emerging Europe Fund
CG - Maximum Growth Fund(1)(4)	Curian/AQR Risk Parity Fund	Curian/T. Rowe Price Capital Appreciation Fund
CG - Moderate Fund(1)(4)	Curian/Ashmore Emerging Market Small Cap Equity Fund	Curian/The Boston Company Equity Income Fund
CG - Moderate Growth Fund(1)(4)	Curian/Baring International Fixed Income Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(6)
CG - Multi-Strategy Income Fund(1)(4)	Curian/BlackRock Global Long Short Credit Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
CG - Real Assets Fund(1)(4)	Curian/CenterSquare International Real Estate Securities Fund(5)	Curian/Van Eck International Gold Fund
CG - Tactical Maximum Growth Fund(1)(4)	Curian/DFA U.S. Micro Cap Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/Franklin Templeton Mutual Shares Fund	JNL/Morgan Stanley Mid Cap Growth Fund
JNL Disciplined Moderate Fund(1)	JNL/Franklin Templeton Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Oppenheimer Global Growth Fund
JNL Institutional Alt 20 Fund(1)	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PIMCO Real Return Fund
JNL Institutional Alt 35 Fund(1)	JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 50 Fund(1)	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PPM America Floating Rate Income Fund(2)
JNL Institutional Alt 65 Fund(1)(7)	JNL/Invesco Global Real Estate Fund	JNL/PPM America High Yield Bond Fund(2)
JNL/Alliance Bernstein Dynamic Asset Allocation Fund	JNL/Invesco International Growth Fund	JNL/PPM America Mid Cap Value Fund(2)
JNL/American Funds Balanced Allocation Fund(1)	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Small Cap Value Fund(2)
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/PPM America Value Equity Fund(2)
JNL/American Funds Global Bond Fund	JNL/Invesco Small Cap Growth Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Ivy Asset Strategy Fund	JNL/S&P 4 Fund(1)
JNL/American Funds Growth Allocation Fund(1)	JNL/JPMorgan International Value Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P Dividend Income & Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P International 5 Fund
JNL/American Funds New World Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P Intrinsic Value Fund
JNL/AQR Managed Futures Strategy Fund	JNL/M&G Global Basics Fund(2)(6)	JNL/S&P Managed Aggressive Growth Fund
JNL/BlackRock Commodity Securities Strategy Fund	JNL/MC 10 x 10 Fund(1) (3)	JNL/S&P Managed Conservative Fund
JNL/BlackRock Global Allocation Fund	JNL/MC Bond Index Fund(3)	JNL/S&P Managed Growth Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(3)	JNL/S&P Managed Moderate Fund
JNL/Boston Partners Global Long Short Equity Fund	JNL/MC Emerging Markets Index Fund(3)	JNL/S&P Managed Moderate Growth Fund
JNL/Brookfield Global Infrastructure and MLP Fund(5)	JNL/MC European 30 Fund(3)	JNL/S&P Mid 3 Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MC Global Alpha Fund(3)	JNL/S&P Total Yield Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MC Index 5 Fund(1) (3)	JNL/Scout Unconstrained Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/MC International Index Fund(3)	JNL/T. Rowe Price Established Growth Fund
JNL/Eagle SmallCap Equity Fund	JNL/MC Pacific Rim 30 Fund(3)	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Eastspring Investments Asia ex-Japan Fund(2)	JNL/MC S&P 400 MidCap Index Fund(3)	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Eastspring Investments China-India Fund(2)	JNL/MC S&P 500 Index Fund(3)	JNL/T. Rowe Price Value Fund
JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/MC Small Cap Index Fund(3)	JNL/WMC Balanced Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MC Utilities Sector Fund(3)	JNL/WMC Money Market Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MMRS Conservative Fund	JNL/WMC Value Fund
JNL/Franklin Templeton Income Fund	JNL/MMRS Growth Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MMRS Moderate Fund

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MC 25 Fund(3)	JNL/MC Healthcare Sector Fund(3)	JNL/MC S&P® 24 Fund(3)
JNL/MC Communications Sector Fund(3)(7)	JNL/MC JNL 5 Fund(3)	JNL/MC S&P® SMid 60 Fund(3)
JNL/MC Consumer Brands Sector Fund(3)	JNL/MC JNL Optimized 5 Fund(3)	JNL/MC Technology Sector Fund(3)
JNL/MC Dow SM 10 Fund(3)	JNL/MC Nasdaq® 25 Fund(3)	JNL/MC Value Line 30 Fund(3)
JNL/MC Financial Sector Fund(3)	JNL/MC NYSE® International 25 Fund(3)(6)
JNL/MC Global 15 Fund(3)	JNL/MC Oil & Gas Sector Fund(3)

Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC and Curian Capital, LLC (“Curian”) (collectively the “Advisers”) serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both Advisers are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2014, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Brookfield Global Infrastructure Fund	JNL/Brookfield Global Infrastructure and MLP Fund	April 28, 2014
Curian/Urdang International REIT Fund	Curian/CenterSquare International Real Estate Securities Fund	September 15, 2014
CG - Institutional Alt 100 Conservative Fund	CG - Alt 100 Conservative Fund	September 15, 2014
CG - Institutional Alt 100 Growth Fund	CG - Alt 100 Growth Fund	September 15, 2014
CG - Institutional Alt 100 Moderate Fund	CG - Alt 100 Moderate Fund	September 15, 2014
CG - International Opportunities Conservative Fund	CG - International Conservative Fund	September 15, 2014
CG - International Opportunities Growth Fund	CG - International Growth Fund	September 15, 2014
CG - International Opportunities Moderate Fund	CG - International Moderate Fund	September 15, 2014

During the year ended December 31, 2014, the following Fund acquisitions were completed:

ACQUIRED FUND	ACQUIRING FUND	DATE OF ACQUISITION
JNL/M&G Global Basics Fund	JNL/Oppenheimer Global Growth Fund	April 28, 2014
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Curian/Nicholas Convertible Arbitrage Fund	April 28, 2014
JNL/MC NYSE International 25 Fund	JNL/MC International Index Fund	September 15, 2014

(1) The Fund is advised by JNAM or Curian which are affiliates of Jackson.
(2) The Fund is sub-advised by an affiliate of Jackson.
(3) MC denotes the sub-adviser Mellon Capital throughout these financial statements.
(4) CG denotes the Fund of Fund group Curian Guidance throughout these financial statements.
(5) The Fund’s name was changed during the year ended December 31, 2014 and was completed to align the Fund name with its investment strategy.
(6) This Fund is no longer available as of December 31, 2014.
(7) JNL Institutional Alt 65 Fund and JNL/MC Communications Sector Fund are closed to new contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments

The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Separate Account’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The Interpretation requires that management evaluate the tax positions taken in the returns which remain subject to examination by the Internal Revenue Service and other tax jurisdictions. JNAM completed an evaluation of the Separate Account’s tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Separate Account’s financial statements during the year ended December 31, 2014.

FASB ASC Topic 820, “Fair Value Measurement”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of an entity’s investments under FASB ASC Topic 820 guidance. The inputs used to value the securities in the Funds are summarized into three broad categories:

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 2 – Significant Accounting Policies (continued)

·
Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

·
Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, over the counter derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

·
Level 3 includes valuations determined from significant unobservable inputs including an entity’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing Funds are not necessarily an indication of the risk associated with investing in those Funds. The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. As of December 31, 2014, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.

For the year ended December 31, 2014, there were no transfers out of Level 1 securities.

Note 3 – Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson’s for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges

The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge

An annual contract maintenance charge of $35 - $50 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge

During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the Guaranteed Value (“GV”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract, of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.60% to 1.80%, depending on the contract, of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges

The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 3 – Contract Charges (continued)

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.45%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $7,965,508 and $12,920,132 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners.

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2014, cost of purchases and proceeds from sales of the Investment Divisions’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
CG - Alt 100 Conservative Fund	$24,874,078	$8,505,426	Curian Tactical Advantage 75 Fund	$49,545,538	$21,575,062
CG - Alt 100 Growth Fund	77,802,295	9,880,202	Curian/Aberdeen Latin America Fund	4,899,848	4,078,322
CG - Alt 100 Moderate Fund	116,645,045	60,201,522	Curian/American Funds Global Growth Fund	30,549,523	5,075,158
CG - Conservative Fund	66,370,268	25,126,119	Curian/American Funds Growth Fund	64,592,723	16,981,074
CG - Equity 100 Fund	44,296,235	14,784,049	Curian/AQR Risk Parity Fund	23,189,162	4,802,022
CG - Equity Income Fund	26,492,490	8,858,760	Curian/Ashmore Emerging Market Small Cap Equity Fund	3,219,802	1,023,710
CG - Fixed Income 100 Fund	33,800,256	11,345,810	Curian/Baring International Fixed Income Fund	5,341,337	2,430,558
CG - Growth Fund	126,048,683	16,183,355	Curian/BlackRock Global Long Short Credit Fund	46,527,415	14,991,191
CG - Institutional Alt 65 Fund	36,770,959	19,967,751	Curian/CenterSquare International Real Estate Securities Fund	7,106,819	2,354,871
CG - Interest Rate Opportunities Fund	31,969,178	12,265,542	Curian/DFA U.S. Micro Cap Fund	27,686,904	8,406,459
CG - International Conservative Fund	3,700,485	676,327	Curian/DoubleLine Total Return Fund	71,932,493	10,049,153
CG - International Growth Fund	5,845,543	2,275,729	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	9,590,939	3,420,768
CG - International Moderate Fund	9,300,589	3,351,675	Curian/Epoch Global Shareholder Yield Fund	16,408,075	6,119,891
CG - Maximum Growth Fund	63,024,567	14,569,380	Curian/FAMCO Flex Core Covered Call Fund	54,845,407	14,954,293
CG - Moderate Fund	213,511,945	51,145,796	Curian/Franklin Templeton Frontier Markets Fund	18,217,604	6,605,078
CG - Moderate Growth Fund	266,179,894	44,809,793	Curian/Franklin Templeton Natural Resources Fund	29,330,765	9,067,923
CG - Multi-Strategy Income Fund	25,076,681	7,401,633	Curian/Lazard International Strategic Equity Fund	14,634,749	3,183,655
CG - Real Assets Fund	11,054,149	4,369,024	Curian/Neuberger Berman Currency Fund	7,833,562	4,768,785
CG - Tactical Maximum Growth Fund	39,999,068	13,322,568	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	5,150,306	1,412,511
CG - Tactical Moderate Growth Fund	104,480,146	42,481,617	Curian/Nicholas Convertible Arbitrage Fund	46,069,873	19,321,855
Curian Dynamic Risk Advantage – Diversified Fund	69,509,036	75,531,405	Curian/PIMCO Credit Income Fund	20,563,838	7,224,355
Curian Dynamic Risk Advantage – Growth Fund	27,239,787	22,390,379	Curian/PineBridge Merger Arbitrage Fund	26,524,899	24,530,554
Curian Dynamic Risk Advantage – Income Fund	58,760,920	41,218,437	Curian/Schroder Emerging Europe Fund	4,471,576	2,681,661
Curian Focused International Equity Fund	3,222,161	401,078	Curian/T. Rowe Price Capital Appreciation Fund	81,120,191	7,739,774
Curian Focused U.S. Equity Fund	7,071,233	1,358,878	Curian/The Boston Company Equity Income Fund	24,875,217	9,106,089
Curian Long Short Credit Fund	11,601,347	3,753,621	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund*	1,932,105	19,955,889
Curian Tactical Advantage 35 Fund	21,757,642	8,802,099	Curian/UBS Global Long Short Fixed Income Opportunities Fund	12,995,426	5,150,554
Curian Tactical Advantage 60 Fund	45,835,512	16,809,372	Curian/Van Eck International Gold Fund	31,060,003	10,981,218

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$234,918,538	$104,840,214	JNL/Goldman Sachs Core Plus Bond Fund	$388,589,556	$237,159,886
JNL Disciplined Moderate Fund	351,185,087	160,210,269	JNL/Goldman Sachs Emerging Markets Debt Fund	35,779,722	58,760,820
JNL Disciplined Moderate Growth Fund	463,106,114	189,259,773	JNL/Goldman Sachs Mid Cap Value Fund	387,615,679	199,198,735
JNL Institutional Alt 20 Fund	271,476,281	271,645,098	JNL/Goldman Sachs U.S. Equity Flex Fund	202,626,096	77,795,203
JNL Institutional Alt 35 Fund	368,975,037	416,721,658	JNL/Invesco Global Real Estate Fund	503,818,482	239,682,919
JNL Institutional Alt 50 Fund	610,712,940	613,304,769	JNL/Invesco International Growth Fund	227,149,160	129,304,518
JNL Institutional Alt 65 Fund	47,662,750	155,343,462	JNL/Invesco Large Cap Growth Fund	324,442,221	213,140,895
JNL/Alliance Bernstein Dynamic Asset Allocation Fund	21,975,926	3,149,136	JNL/Invesco Mid Cap Value Fund	119,247,050	85,498,270
JNL/American Funds Balanced Allocation Fund	393,532,629	99,215,757	JNL/Invesco Small Cap Growth Fund	336,001,444	221,548,748
JNL/American Funds Blue Chip Income and Growth Fund	630,367,076	205,717,270	JNL/Ivy Asset Strategy Fund	924,557,883	625,849,914
JNL/American Funds Global Bond Fund	181,748,205	147,003,575	JNL/JPMorgan International Value Fund	161,308,684	111,829,452
JNL/American Funds Global Small Capitalization Fund	158,112,333	103,843,443	JNL/JPMorgan MidCap Growth Fund	449,596,141	238,664,763
JNL/American Funds Growth Allocation Fund	360,892,089	90,627,095	JNL/JPMorgan U.S. Government & Quality Bond Fund	419,008,349	340,774,539
JNL/American Funds Growth-Income Fund	900,883,866	306,330,726	JNL/Lazard Emerging Markets Fund	85,459,216	136,971,663
JNL/American Funds International Fund	267,355,931	90,789,218	JNL/M&G Global Basics Fund*	5,000,872	67,752,189
JNL/American Funds New World Fund	273,960,807	117,020,784	JNL/MC 10 x 10 Fund	99,801,890	68,740,351
JNL/AQR Managed Futures Strategy Fund	46,088,836	22,775,661	JNL/MC Bond Index Fund	304,303,374	183,133,742
JNL/BlackRock Commodity Securities Strategy Fund	269,806,770	243,240,315	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund	95,221,148	46,636,045
JNL/BlackRock Global Allocation Fund	1,125,794,193	448,815,757	JNL/MC Emerging Markets Index Fund	307,294,247	187,498,700
JNL/BlackRock Large Cap Select Growth Fund	256,176,375	167,290,498	JNL/MC European 30 Fund	264,737,570	131,766,770
JNL/Boston Partners Global Long Short Equity Fund	3,435,459	168,574	JNL/MC Global Alpha Fund	14,068,469	13,807,709
JNL/Brookfield Global Infrastructure and MLP Fund	623,756,201	151,912,411	JNL/MC Index 5 Fund	165,179,725	130,425,494
JNL/Capital Guardian Global Balanced Fund	78,396,666	87,727,835	JNL/MC International Index Fund	399,731,427	188,857,383
JNL/Capital Guardian Global Diversified Research Fund	70,455,618	70,583,691	JNL/MC Pacific Rim 30 Fund	71,117,264	44,213,233
JNL/DFA U.S. Core Equity Fund	272,748,158	111,754,324	JNL/MC S&P 400 MidCap Index Fund	550,139,856	384,282,860
JNL/Eagle SmallCap Equity Fund	355,878,591	322,291,180	JNL/MC S&P 500 Index Fund	1,210,970,623	644,110,214
JNL/Eastspring Investments Asia ex-Japan Fund	62,469,339	63,351,313	JNL/MC Small Cap Index Fund	386,445,958	414,081,921
JNL/Eastspring Investments China-India Fund	106,604,270	117,698,674	JNL/MC Utilities Sector Fund	44,051,901	7,935,906
JNL/Franklin Templeton Founding Strategy Fund	400,652,072	323,705,679	JNL/MMRS Conservative Fund	28,987,460	4,352,658
JNL/Franklin Templeton Global Growth Fund	233,382,543	127,247,018	JNL/MMRS Growth Fund	18,814,102	1,380,869
JNL/Franklin Templeton Global Multisector Bond Fund	376,234,215	206,821,362	JNL/MMRS Moderate Fund	48,983,728	5,407,777
JNL/Franklin Templeton Income Fund	837,611,763	377,622,820	JNL/Morgan Stanley Mid Cap Growth Fund	108,359,905	76,663,481
JNL/Franklin Templeton International Small Cap Growth Fund	199,606,351	125,457,095	JNL/Neuberger Berman Strategic Income Fund	268,116,141	73,064,518
JNL/Franklin Templeton Mutual Shares Fund	169,385,997	127,946,965	JNL/Oppenheimer Global Growth Fund	264,962,720	169,847,157
JNL/Franklin Templeton Small Cap Value Fund	271,643,199	191,527,771	JNL/PIMCO Real Return Fund	384,081,311	460,028,785

Jackson National Separate Account I
Notes to Financial Statements (continued)
December 31, 2014

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/PIMCO Total Return Bond Fund	$746,488,761	$979,905,615	JNL/S&P Managed Growth Fund	$1,003,103,272	$698,610,386
JNL/PPM America Floating Rate Income Fund	654,872,289	512,266,138	JNL/S&P Managed Moderate Fund	609,312,296	605,566,074
JNL/PPM America High Yield Bond Fund	1,131,364,509	978,218,722	JNL/S&P Managed Moderate Growth Fund	1,067,482,977	944,921,336
JNL/PPM America Mid Cap Value Fund	207,012,852	170,798,488	JNL/S&P Mid 3 Fund	88,134,806	12,123,781
JNL/PPM America Small Cap Value Fund	159,071,690	130,007,985	JNL/S&P Total Yield Fund	428,316,137	195,865,367
JNL/PPM America Value Equity Fund	102,128,844	81,286,107	JNL/Scout Unconstrained Bond Fund	19,544,619	3,296,793
JNL/Red Rocks Listed Private Equity Fund	163,504,770	107,924,587	JNL/T. Rowe Price Established Growth Fund	842,615,297	530,307,461
JNL/S&P 4 Fund	2,164,568,721	780,471,117	JNL/T. Rowe Price Mid-Cap Growth Fund	810,781,762	469,658,651
JNL/S&P Competitive Advantage Fund	359,269,661	208,307,132	JNL/T. Rowe Price Short-Term Bond Fund	481,130,404	353,835,752
JNL/S&P Dividend Income & Growth Fund	745,677,563	415,952,268	JNL/T. Rowe Price Value Fund	607,846,679	321,013,879
JNL/S&P International 5 Fund	2,592,538	109,913	JNL/WMC Balanced Fund	1,181,104,255	524,013,903
JNL/S&P Intrinsic Value Fund	694,008,364	285,682,959	JNL/WMC Money Market Fund	1,980,439,739	2,031,946,684
JNL/S&P Managed Aggressive Growth Fund	418,273,468	301,163,899	JNL/WMC Value Fund	168,360,938	172,250,157
JNL/S&P Managed Conservative Fund	313,144,340	398,974,562

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MC 25 Fund	$304,831,226	$291,833,968	JNL/MC JNL Optimized 5 Fund	$107,489,934	$116,724,515
JNL/MC Communications Sector Fund	41,690,326	50,043,995	JNL/MC Nasdaq 25 Fund	526,912,318	212,154,167
JNL/MC Consumer Brands Sector Fund	210,981,225	209,736,759	JNL/MC NYSE International 25 Fund**	30,420,584	110,358,922
JNL/MC Dow10 Fund	153,553,573	209,427,096	JNL/MC Oil & Gas Sector Fund	581,938,333	371,890,121
JNL/MC Financial Sector Fund	249,699,535	174,643,163	JNL/MC S&P 24 Fund	111,955,768	140,896,438
JNL/MC Global 15 Fund	76,416,099	144,165,367	JNL/MC S&P SMid 60 Fund	245,332,861	148,600,100
JNL/MC Healthcare Sector Fund	1,024,133,387	389,021,946	JNL/MC Technology Sector Fund	443,799,741	212,757,115
JNL/MC JNL 5 Fund	439,546,311	829,985,928	JNL/MC Value Line 30 Fund	224,730,001	227,451,125

*No longer available as of April 28, 2014.
**No longer available as of September 15, 2014.

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded there are no events that require financial statement disclosure or adjustments to the financial statements.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2014, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Investment Division data.  Unit values for Investment Divisions that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Investment Division of the Separate Account.

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.928455		$10.188282		$10.481856		$10.712563		$13.365997		$12.833639		$9.761038		$11.159155		$11.220922		$9.737764
Total Return *	0.12%		0.93%		1.00%		2.43%		3.53%		7.27%		0.87%		2.87%		1.32%		-0.20%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.916106		$10.094602		$10.377791		$10.458910		$12.909766		$11.964132		$9.676527		$10.848221		$11.074681		$9.757449
Total Return *	-1.02	%***	0.65	%***	2.59%		-0.40%		25.57%		15.34%		-3.63%		6.60	%***	7.28%		-2.42	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.115887		$10.501283		$10.280954		$10.372755		$10.041477		n/a		$10.323314		n/a
Total Return *	n/a		n/a		1.38	%***	5.20	%***	1.76	%***	2.32	%***	0.64	%***	n/a		2.67	%***	n/a
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)		CG - Alt 100 Growth Fund(c)		CG - Alt 100 Moderate Fund(a)		CG - Conservative Fund(a)		CG - Equity 100 Fund(b)		CG - Equity Income Fund(a)		CG - Fixed Income 100 Fund(b)		CG - Growth Fund(c)		CG - Institutional Alt 65 Fund(a)		CG - Interest Rate Opportunities Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.995148		$10.256716		$10.603814		$10.837483		$13.489320		$12.983096		$9.851467		$11.234131		$11.351738		$9.803181
Total Return *	0.53%		1.33%		1.41%		2.84%		3.95%		7.70%		1.28%		3.28%		1.73%		0.20%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$9.942871		$10.121845		$10.456632		$10.538630		$12.976876		$12.055147		$9.727185		$10.877509		$11.159072		$9.783791
Total Return *	0.91	%***	4.84	%***	3.00%		0.00%		26.07%		11.94	%***	-2.97	%***	7.44	%***	7.71%		0.65	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.152050		$10.539085		$10.293138		$10.396103		$10.049198		n/a		$10.360450		n/a
Total Return *	n/a		n/a		5.94	%***	6.22	%***	2.62	%***	2.47	%***	0.52	%***	n/a		7.36	%***	n/a
Ratio of Expenses **	n/a		n/a		0.85%		0.85%		0.85%		1.00%		1.00%		n/a		0.85%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - Alt 100 Conservative Fund(c)	CG - Alt 100 Growth Fund(c)	CG - Alt 100 Moderate Fund(a)	CG - Conservative Fund(a)	CG - Equity 100 Fund(b)	CG - Equity Income Fund(a)	CG - Fixed Income 100 Fund(b)	CG - Growth Fund(c)	CG - Institutional Alt 65 Fund(a)	CG - Interest Rate Opportunities Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$34,297	$104,198	$330,093	$97,608	$78,822	$62,045	$44,387	$156,055	$124,348	$47,997
Units Outstanding (in thousands)	3,444	10,192	31,305	9,073	5,868	4,809	4,527	13,932	11,019	4,914
Investment Income Ratio *	0.55%	0.84%	1.09%	0.84%	0.60%	3.93%	1.47%	0.47%	0.83%	1.65%

Period ended December 31, 2013

Net Assets (in thousands)	$17,739	$37,070	$275,260	$55,255	$49,262	$43,192	$22,059	$43,816	$107,396	$28,938
Units Outstanding (in thousands)	1,787	3,667	26,425	5,268	3,806	3,599	2,275	4,033	9,662	2,962
Investment Income Ratio *	0.00%	0.00%	0.03%	0.74%	0.11%	0.49%	0.55%	0.00%	0.17%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$135,531	$24,477	$3,443	$16,286	$6,020	n/a	$46,331	n/a
Units Outstanding (in thousands)	n/a	n/a	13,376	2,328	335	1,568	599	n/a	4,480	n/a
Investment Income Ratio *	n/a	n/a	0.00%	0.00%	0.00%	0.00%	0.00%	n/a	0.00%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$9.411909		$9.653876		$9.488808		$12.393887		$11.811656		$11.816159		$9.712107		$9.534736		$11.846077		$11.728280
Total Return *	-3.25%		-4.45%		-4.41%		2.96%		2.42%		2.82%		0.66%		-2.88%		2.49%		3.14%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$9.727702		$10.103960		$9.926114		$12.036999		$11.532390		$11.492164		$9.648447		$9.817049		$11.558091		$11.371351
Total Return *	-1.17	%***	-0.81	%***	-1.03	%***	17.30%		10.76%		10.37%		-3.61	%***	-2.22	%***	13.92%		11.22%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.261285		$10.412286		$10.412310		n/a		n/a		$10.145630		$10.224428
Total Return *	n/a		n/a		n/a		1.55	%***	3.07	%***	2.82	%***	n/a		n/a		1.01	%***	1.76	%***
Ratio of Expenses **	n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)		CG - International Growth Fund(b)		CG - International Moderate Fund(b)		CG - Maximum Growth Fund(a)		CG - Moderate Fund(a)		CG - Moderate Growth Fund(a)		CG - Multi-Strategy Income Fund(b)		CG - Real Assets Fund(b)		CG - Tactical Maximum Growth Fund(a)		CG - Tactical Moderate Growth Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$9.475144		$9.719272		$9.552464		$12.541681		$11.949381		$11.953965		$9.777290		$9.598681		$11.983690		$11.865096
Total Return *	-3.29	%***	-4.07%		-4.02%		3.38%		2.83%		3.23%		1.06%		-2.04	%***	2.90%		3.55%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$9.744378		$10.131797		$9.952817		$12.131900		$11.620290		$11.579777		$9.674418		$9.833508		$11.645683		$11.458072
Total Return *	-0.62	%***	1.32	%***	0.26	%***	17.78%		11.20%		10.81%		2.00	%***	-3.00	%***	14.38%		11.66%
Ratio of Expenses **	1.00%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	n/a		n/a		n/a		$10.300908		$10.449759		$10.449811		n/a		n/a		$10.181703		$10.261265
Total Return *	n/a		n/a		n/a		6.31	%***	5.03	%***	2.98	%***	n/a		n/a		0.56	%***	2.33	%***
Ratio of Expenses **	n/a		n/a		n/a		0.85%		0.85%		0.85%		n/a		n/a		0.85%		0.85%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	CG - International Conservative Fund(b)	CG - International Growth Fund(b)	CG - International Moderate Fund(b)	CG - Maximum Growth Fund(a)	CG - Moderate Fund(a)	CG - Moderate Growth Fund(a)	CG - Multi-Strategy Income Fund(b)	CG - Real Assets Fund(b)	CG - Tactical Maximum Growth Fund(a)	CG - Tactical Moderate Growth Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$4,659	$7,728	$10,278	$113,732	$334,274	$476,811	$37,647	$10,920	$92,147	$287,493
Units Outstanding (in thousands)	494	798	1,080	9,114	28,148	40,122	3,865	1,142	7,729	24,366
Investment Income Ratio *	1.06%	0.72%	1.12%	0.66%	0.77%	0.71%	1.66%	1.12%	0.55%	0.87%

Period ended December 31, 2013

Net Assets (in thousands)	$1,844	$4,524	$4,825	$65,551	$172,059	$252,989	$20,207	$4,999	$66,139	$228,188
Units Outstanding (in thousands)	189	447	485	5,422	14,870	21,932	2,092	509	5,698	19,989
Investment Income Ratio *	0.00%	0.00%	0.00%	0.17%	0.47%	0.19%	0.00%	0.00%	0.00%	0.38%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	n/a	$20,322	$47,535	$65,697	n/a	n/a	$19,798	$69,877
Units Outstanding (in thousands)	n/a	n/a	n/a	1,976	4,559	6,299	n/a	n/a	1,948	6,823
Investment Income Ratio *	n/a	n/a	n/a	0.00%	0.00%	0.00%	n/a	n/a	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)		Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$10.461190		$8.968955		$10.971928		$10.254829		$11.174002		$9.816534		$11.165427		$12.072145		$12.696731		$6.896162
Total Return *	3.86%		-5.40%		6.82%		-2.17%		2.23%		-2.66%		2.74%		3.23%		3.26%		-16.52%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.072268		$9.481418		$10.271724		$10.481899		$10.930272		$10.084594		$10.868074		$11.694230		$12.295763		$8.260382
Total Return *	0.83%		0.51%		0.17%		4.98	%***	9.67	%***	0.77	%***	5.27%		12.29%		17.00%		-17.40	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$9.989160		$9.433605		$10.254370		n/a		n/a		n/a		$10.323527		$10.413978		$10.508906		n/a
Total Return *	0.11	%***	-6.27	%***	1.96	%***	n/a		n/a		n/a		2.59	%***	2.53	%***	3.28	%***	n/a
Ratio of Expenses **	1.25%		1.25%		1.25%		n/a		n/a		n/a		1.25%		1.25%		1.25%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)		Curian Dynamic Risk Advantage - Growth Fund(a)		Curian Dynamic Risk Advantage - Income Fund(a)		Curian Focused International Equity Fund(c)		Curian Focused U.S. Equity Fund(c)		Curian Long Short Credit Fund(b)		Curian Tactical Advantage 35 Fund(a)		Curian Tactical Advantage 60 Fund(a)			Curian Tactical Advantage 75 Fund(a)		Curian/Aberdeen Latin America Fund(b)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$10.583109		$9.073296		$11.099876		$10.307880		$11.231800		$9.882562		$11.295623		$12.212884		n/a	$12.844747		$6.942013
Total Return *	4.28%		-5.03%		7.25%		-4.03	%***	0.35	%***	-2.27%		3.15%		3.65%		n/a	3.67%		-16.18%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		n/a	0.85%		0.85%

Period ended December 31, 2013

Unit Value	$10.148979		$9.553428		$10.350015		$10.489484		$10.936958		$10.111898		$10.950909		$11.783332		n/a	$12.389453		$8.282110
Total Return *	1.24%		0.91%		0.57%		4.81	%***	8.95	%***	4.42	%***	5.70%		12.74%		n/a	17.47%		-16.31	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		1.00%		1.00%		0.85%		0.85%		0.85%		n/a	0.85%		0.85%

Period ended December 31, 2012

Unit Value	$10.025057		$9.467308		$10.291284		n/a		n/a		n/a		$10.360690		$10.451438		n/a	$10.546713		n/a
Total Return *	2.20	%***	-2.40	%***	4.56	%***	n/a		n/a		n/a		5.48	%***	7.21	%***	n/a	7.02	%***	n/a
Ratio of Expenses **	0.85%		0.85%		0.85%		n/a		n/a		n/a		0.85%		0.85%		n/a	0.85%		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a	n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic Risk Advantage - Diversified Fund(a)	Curian Dynamic Risk Advantage - Growth Fund(a)	Curian Dynamic Risk Advantage - Income Fund(a)	Curian Focused International Equity Fund(c)	Curian Focused U.S. Equity Fund(c)	Curian Long Short Credit Fund(b)	Curian Tactical Advantage 35 Fund(a)	Curian Tactical Advantage 60 Fund(a)	Curian Tactical Advantage 75 Fund(a)	Curian/Aberdeen Latin America Fund(b)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$244,166	$57,556	$173,807	$3,201	$6,295	$12,693	$45,820	$109,628	$98,243	$1,628
Units Outstanding (in thousands)	23,214	6,377	15,762	311	562	1,290	4,083	9,033	7,688	235
Investment Income Ratio *	0.00%	0.00%	2.02%	0.00%	0.03%	2.20%	0.86%	0.72%	0.67%	1.14%

Period ended December 31, 2013

Net Assets (in thousands)	$238,700	$55,489	$149,064	$425	$538	$5,576	$32,732	$80,235	$70,581	$1,216
Units Outstanding (in thousands)	23,618	5,830	14,466	40	49	552	3,002	6,837	5,718	147
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.07%

Period ended December 31, 2012

Net Assets (in thousands)	$98,448	$19,136	$72,577	n/a	n/a	n/a	$16,474	$23,236	$21,517	n/a
Units Outstanding (in thousands)	9,840	2,025	7,067	n/a	n/a	n/a	1,593	2,228	2,044	n/a
Investment Income Ratio *	0.00%	0.00%	2.78%	n/a	n/a	n/a	2.03%	2.11%	2.12%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)		Curian/American Funds Growth Fund(a)		Curian/AQR Risk Parity Fund(d)		Curian/Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/Baring International Fixed Income Fund(c)		Curian/BlackRock Global Long Short Credit Fund(c)		Curian/CenterSquare International Real Estate Securities Fund(c)		Curian/DFA U.S. Micro Cap Fund(b)		Curian/DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$11.046628		$14.397281		$10.686030		$9.214513		$9.180810		$10.008361		$9.215906		$14.398327		$10.478400		$9.763453
Total Return *	0.79%		6.64%		6.61%		-10.67%		-3.80%		-0.07%		-0.46%		0.78%		5.17%		3.43%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$10.960118		$13.500581		$10.023542		$10.314606		$9.543746		$10.015265		$9.258153		$14.286592		$9.963764		$9.440043
Total Return *	7.92	%***	27.84%		-1.04	%***	2.64	%***	-4.56	%***	0.38	%***	-7.42	%***	41.85%		-0.35	%***	-5.95	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	n/a		$10.560434		n/a		n/a		n/a		n/a		n/a		$10.071414		n/a		n/a
Total Return *	n/a		4.07	%***	n/a		n/a		n/a		n/a		n/a		0.79	%***	n/a		n/a
Ratio of Expenses **	n/a		1.25%		n/a		n/a		n/a		n/a		n/a		1.25%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)		Curian/American Funds Growth Fund(a)		Curian/AQR Risk Parity Fund(d)		Curian/Ashmore Emerging Market Small Cap Equity Fund(c)		Curian/Baring International Fixed Income Fund(c)		Curian/BlackRock Global Long Short Credit Fund(c)		Curian/CenterSquare International Real Estate Securities Fund(c)		Curian/DFA U.S. Micro Cap Fund(b)		Curian/DoubleLine Total Return Fund(d)		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$11.103818		$14.565242		$10.741330		$9.276444		$9.242422		$10.075609		$9.277903		$14.531571		$10.532615		$9.829141
Total Return *	1.19%		7.07%		7.16	%***	-10.31%		-3.42%		0.33%		-3.13	%***	1.19%		5.59%		3.84%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$10.972881		$13.603559		$10.030850		$10.342473		$9.569436		$10.042304		$9.273814		$14.361241		$9.975345		$9.465616
Total Return *	5.73	%***	28.35%		-0.97	%***	17.95	%***	-1.59	%***	0.47	%***	-6.98	%***	38.46	%***	-1.43	%***	-1.37	%***
Ratio of Expenses **	0.85%		0.85%		1.00%		0.85%		0.85%		0.85%		1.00%		0.85%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	n/a		$10.598506		n/a		n/a		n/a		n/a		n/a		$10.079232		n/a		n/a
Total Return *	n/a		1.54	%***	n/a		n/a		n/a		n/a		n/a		3.60	%***	n/a		n/a
Ratio of Expenses **	n/a		0.85%		n/a		n/a		n/a		n/a		n/a		1.00%		n/a		n/a

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/American Funds Global Growth Fund(d)	Curian/American Funds Growth Fund(a)	Curian/AQR Risk Parity Fund(d)	Curian/Ashmore Emerging Market Small Cap Equity Fund(c)	Curian/Baring International Fixed Income Fund(c)	Curian/BlackRock Global Long Short Credit Fund(c)	Curian/CenterSquare International Real Estate Securities Fund(c)	Curian/DFA U.S. Micro Cap Fund(b)	Curian/DoubleLine Total Return Fund(d)	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund(c)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$31,092	$98,155	$19,065	$3,354	$3,892	$53,933	$7,555	$33,715	$68,289	$14,150
Units Outstanding (in thousands)	2,807	6,775	1,780	363	423	5,373	817	2,331	6,500	1,445
Investment Income Ratio *	0.23%	0.28%	0.00%	0.02%	0.02%	0.00%	4.21%	0.00%	0.57%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$5,063	$45,214	$1,348	$1,527	$1,210	$22,308	$3,064	$16,188	$5,167	$7,451
Units Outstanding (in thousands)	462	3,335	134	148	127	2,225	331	1,130	518	789
Investment Income Ratio *	0.00%	0.19%	0.00%	0.04%	1.34%	0.00%	3.03%	1.14%	0.00%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	$9,870	n/a	n/a	n/a	n/a	n/a	$508	n/a	n/a
Units Outstanding (in thousands)	n/a	933	n/a	n/a	n/a	n/a	n/a	50	n/a	n/a
Investment Income Ratio *	n/a	0.00%	n/a	n/a	n/a	n/a	n/a	0.00%	n/a	n/a

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Epoch Global Shareholder Yield Fund(a)		Curian/FAMCO Flex Core Covered Call Fund(a)		Curian/Franklin Templeton Frontier Markets Fund(b)		Curian/Franklin Templeton Natural Resources Fund(a)		Curian/Lazard International Strategic Equity Fund(c)		Curian/Neuberger Berman Currency Fund(b)		Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/Nicholas Convertible Arbitrage Fund(a)		Curian/PIMCO Credit Income Fund(a)		Curian/PineBridge Merger Arbitrage Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$13.515623		$12.166470		$10.210372		$7.370775		$11.197435		$9.949394		$7.674929		$10.116505		$10.884088		$9.684090
Total Return *	4.74%		7.49%		-16.03%		-21.58%		-2.65%		2.08%		-23.25	%***	-2.30%		6.28%		-1.83%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2013

Unit Value	$12.904367		$11.319214		$12.159927		$9.399502		$11.501897		$9.746359		n/a		$10.354623		$10.241245		$9.864683
Total Return *	21.80%		11.31%		16.92%		7.30%		12.70	%***	-3.13%		n/a		2.06%		-2.92%		-1.03%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2012

Unit Value	$10.595041		$10.169345		$10.400205		$8.760391		n/a		$10.061519		n/a		$10.145496		$10.549088		$9.967386
Total Return *	2.34	%***	0.51	%***	4.52	%***	-10.04	%***	n/a		0.62	%***	n/a		1.68	%***	6.40	%***	-0.41	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		n/a		1.25%		n/a		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Epoch Global Shareholder Yield Fund(a)		Curian/FAMCO Flex Core Covered Call Fund(a)		Curian/Franklin Templeton Frontier Markets Fund(b)		Curian/Franklin Templeton Natural Resources Fund(a)		Curian/Lazard International Strategic Equity Fund(c)		Curian/Neuberger Berman Currency Fund(b)		Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(d)		Curian/Nicholas Convertible Arbitrage Fund(a)		Curian/PIMCO Credit Income Fund(a)		Curian/PineBridge Merger Arbitrage Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$13.673002		$12.308186		$10.304870		$7.456477		$11.273334		$10.041467		$7.695611		$10.234182		$11.011005		$9.796913
Total Return *	5.16%		7.92%		-15.70%		-21.27%		-2.26%		2.49%		-23.15	%***	-1.91%		6.70%		-1.44%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$13.002517		$11.405341		$12.223473		$9.470833		$11.533634		$9.797282		n/a		$10.433262		$10.319305		$9.939768
Total Return *	22.28%		11.75%		17.39%		7.73%		17.39	%***	-2.74%		n/a		2.47%		-2.53%		-0.63%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		n/a		0.85%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	$10.633015		$10.205813		$10.412815		$8.791627		n/a		$10.073701		n/a		$10.181738		$10.587055		$10.003149
Total Return *	9.59	%***	-2.44	%***	2.52	%***	14.55	%***	n/a		-0.13	%***	n/a		0.43	%***	5.12	%***	-0.01	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		n/a		0.85%		n/a		0.85%		0.85%		0.85%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Epoch Global Shareholder Yield Fund(a)	Curian/FAMCO Flex Core Covered Call Fund(a)	Curian/Franklin Templeton Frontier Markets Fund(b)	Curian/Franklin Templeton Natural Resources Fund(a)	Curian/Lazard International Strategic Equity Fund(c)	Curian/Neuberger Berman Currency Fund(b)	Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund(d)	Curian/Nicholas Convertible Arbitrage Fund(a)	Curian/PIMCO Credit Income Fund(a)	Curian/PineBridge Merger Arbitrage Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$26,393	$106,385	$17,185	$26,805	$14,613	$14,461	$3,124	$64,332	$34,347	$65,411
Units Outstanding (in thousands)	1,942	8,696	1,675	3,616	1,300	1,448	407	6,324	3,138	6,716
Investment Income Ratio *	0.00%	0.03%	4.34%	0.00%	0.00%	0.00%	0.00%	0.88%	0.05%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$15,590	$59,229	$10,524	$19,294	$3,438	$10,984	n/a	$40,484	$19,395	$63,826
Units Outstanding (in thousands)	1,204	5,215	863	2,045	298	1,124	n/a	3,897	1,887	6,448
Investment Income Ratio *	5.64%	1.99%	0.00%	0.00%	0.00%	1.40%	n/a	0.01%	1.86%	0.00%

Period ended December 31, 2012

Net Assets (in thousands)	$1,648	$14,885	$497	$6,510	n/a	$3,768	n/a	$12,035	$12,982	$26,942
Units Outstanding (in thousands)	155	1,461	48	742	n/a	374	n/a	1,184	1,229	2,699
Investment Income Ratio *	3.09%	2.32%	0.00%	1.24%	n/a	0.00%	n/a	0.00%	2.20%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund		JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$7.413804		$11.592747		$15.903884		$9.591200		$9.322874		$4.286313		$10.299709		$10.865604	$11.000732	$15.220732
Total Return *	-28.14%		10.34%		9.69%		-2.57%		-5.61%		-7.30%		1.73%		1.53%	1.81%	-0.87%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		3.145%		3.695%	3.145%	3.06%

Period ended December 31, 2013

Unit Value	$10.316294		$10.506291		$14.498494		$9.843897		$9.876458		$4.623635		$10.124402		$10.702137	$10.805322	$15.353836
Total Return *	3.17	%***	4.44	%***	35.12%		-2.12%		-1.31	%***	-48.54%		20.22%		12.86%	18.88%	10.45%
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		3.145%		3.695%	3.145%	3.06%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.730038		$10.056710		n/a		$8.985564		$8.421673		$9.482585	$9.089241	$13.901659
Total Return *	n/a		n/a		7.21	%***	-1.21	%***	n/a		-10.14	%***	11.03%		9.18%	10.67%	7.79%
Ratio of Expenses **	n/a		n/a		1.25%		1.25%		n/a		1.25%		3.145%		3.695%	3.145%	3.06%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$7.585200		$8.685114	$8.213126	$12.897292
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-8.17	%***	-2.93%	-3.93%	-5.49%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.145%		3.695%	3.145%	3.06%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.123943		$8.947058	$8.548681	$13.647188
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		9.39%		7.07%	9.78%	9.65%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.01%		3.695%	3.145%	3.06%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)		Curian/T. Rowe Price Capital Appreciation Fund(d)		Curian/The Boston Company Equity Income Fund(a)		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)		Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)		Curian/Van Eck International Gold Fund(b)		JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$7.463620		$11.652755		$16.085206		$9.676021		$9.385498		$4.326027		$12.713071	$14.010500	$13.577278	$17.130262
Total Return *	-27.85%		10.78%		10.13%		-2.44%		-5.23%		-6.92%		4.46%	4.82%	4.54%	1.20%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2013

Unit Value	$10.344151		$10.518508		$14.605261		$9.918444		$9.903103		$4.647848		$12.170487	$13.365738	$12.987966	$16.927727
Total Return *	10.61	%***	5.76	%***	35.66%		-1.72%		-1.88	%***	-48.34%		23.44%	16.53%	22.07%	12.75%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2012

Unit Value	n/a		n/a		$10.765905		$10.092424		n/a		$8.996557		$9.859384	$11.470238	$10.640048	$15.014170
Total Return *	n/a		n/a		14.37	%***	-1.42	%***	n/a		-12.37	%***	14.01%	12.74%	13.64%	10.04%
Ratio of Expenses **	n/a		n/a		0.85%		0.85%		n/a		0.85%		0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.647683	$10.174362	$9.362785	$13.644637
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-3.62%	0.22%	-1.36%	-4.59	%***
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.50%	0.50%	0.50%	1.00%

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$8.972673	$10.152509	$9.491603	$14.119848
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		12.17%	10.55%	12.72%	11.82%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		0.50%	0.50%	0.50%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/Schroder Emerging Europe Fund(c)	Curian/T. Rowe Price Capital Appreciation Fund(d)	Curian/The Boston Company Equity Income Fund(a)	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund(a)(e)	Curian/UBS Global Long Short Fixed Income Opportunities Fund(c)	Curian/Van Eck International Gold Fund(b)	JNL Disciplined Growth Fund	JNL Disciplined Moderate Fund	JNL Disciplined Moderate Growth Fund	JNL Institutional Alt 20 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,421	$84,808	$46,575	$—	$14,946	$26,145	$650,863	$1,200,467	$1,472,586	$1,687,366
Units Outstanding (in thousands)	325	7,297	2,913	—	1,599	6,071	55,249	92,418	116,853	100,924
Investment Income Ratio *	3.11%	1.18%	0.08%	0.00%	0.00%	0.31%	1.63%	2.22%	1.88%	1.70%

Period ended December 31, 2013

Net Assets (in thousands)	$1,539	$9,228	$28,342	$18,424	$7,720	$11,291	$521,713	$1,026,832	$1,216,735	$1,697,533
Units Outstanding (in thousands)	149	878	1,948	1,865	781	2,436	45,866	82,176	100,110	102,360
Investment Income Ratio *	2.80%	0.66%	2.03%	0.00%	0.00%	0.24%	0.98%	1.38%	1.18%	2.03%

Period ended December 31, 2012

Net Assets (in thousands)	n/a	n/a	$3,063	$9,911	n/a	$5,078	$299,069	$710,906	$766,027	$1,348,029
Units Outstanding (in thousands)	n/a	n/a	285	984	n/a	565	32,169	65,742	76,258	91,277
Investment Income Ratio *	n/a	n/a	2.66%	0.00%	n/a	0.00%	1.28%	1.64%	1.48%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$168,700	$427,042	$473,993	$871,892
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	20,490	44,150	53,139	64,683
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.09%	1.34%	1.12%	1.00%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$128,516	$322,588	$350,989	$591,940
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	14,919	33,094	38,463	42,185
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	1.41%	1.11%	1.20%	0.70%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.
(c)	Commencement of operations April 29, 2013.
(d)	Commencement of operations September 16, 2013.
(e)
The period is from January 1, 2014 through the date the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund was acquired by Curian/Nicholas Convertible Arbitrage Fund on April 28, 2014.  Unit values disclosed are as of April 25, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(c)		JNL/American Funds Balanced Allocation Fund(b)		JNL/American Funds Blue Chip Income and Growth Fund(a)		JNL/American Funds Global Bond Fund(a)		JNL/American Funds Global Small Capitalization Fund(a)		JNL/American Funds Growth Allocation Fund(b)		JNL/American Funds Growth-Income Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$15.597831		$15.066773		$15.363890	$10.190116		$11.528573		$15.152218		$9.771061		$11.956709		$12.170692		$15.088660
Total Return *	-1.16%		-1.75%		-1.96%	1.50	%***	1.09%		11.19%		-1.97%		-1.26%		1.15%		6.76%
Ratio of Expenses **	3.05%		3.61%		3.61%	1.25%		3.095%		3.36%		3.16%		3.06%		2.845%		3.16%

Period ended December 31, 2013

Unit Value	$15.780815		$15.334913		$15.671773	n/a		$11.404526		$13.627303		$9.967742		$12.109692		$12.032273		$14.133382
Total Return *	9.08%		6.44%		5.61%	n/a		5.14	%***	28.05%		-5.97%		24.04%		17.47%		28.80%
Ratio of Expenses **	3.05%		3.61%		3.61%	n/a		3.095%		3.36%		3.16%		3.06%		2.845%		3.16%

Period ended December 31, 2012

Unit Value	$14.467107		$14.406968		$14.838820	n/a		$10.232479		$10.641810		$10.600572		$9.762384		$10.242546		$10.973233
Total Return *	7.97%		6.93%		7.01%	n/a		4.92	%***	9.67%		2.48%		14.34%		0.92	%***	13.28%
Ratio of Expenses **	3.05%		3.61%		3.61%	n/a		2.71%		3.36%		3.16%		3.06%		2.845%		3.16%

Period ended December 31, 2011

Unit Value	$13.398793		$13.472850		$13.866809	n/a		n/a		$9.703216		$10.344191		$8.538274		n/a		$9.687223
Total Return *	-6.69%		-8.00%		-8.78%	n/a		n/a		-4.51%		0.25	%***	-21.85%		n/a		-5.34%
Ratio of Expenses **	3.05%		3.61%		3.61%	n/a		n/a		3.36%		3.16%		3.06%		n/a		3.16%

Period ended December 31, 2010

Unit Value	$14.360051		$14.644693		$15.200878	n/a		n/a		$10.161091		$10.254727		$10.926025		n/a		$10.233282
Total Return *	9.17	%***	10.51	%***	11.74%	n/a		n/a		9.13	%***	3.64	%***	15.68	%***	n/a		7.04	%***
Ratio of Expenses **	3.05%		3.61%		3.61%	n/a		n/a		3.36%		2.845%		3.06%		n/a		3.16%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund		JNL Institutional Alt 50 Fund		JNL Institutional Alt 65 Fund		JNL/ AllianceBernstein Dynamic Asset Allocation Fund(c)		JNL/American Funds Balanced Allocation Fund(b)		JNL/American Funds Blue Chip Income and Growth Fund(a)		JNL/American Funds Global Bond Fund(a)		JNL/American Funds Global Small Capitalization Fund(a)		JNL/American Funds Growth Allocation Fund(b)		JNL/American Funds Growth-Income Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$17.544505		$17.500552		$17.845286		$10.217741		$12.192220		$16.914989		$10.804894		$13.162274		$12.785507		$16.804732
Total Return *	0.89%		0.85%		0.63	%***	-0.04	%***	3.23	%***	13.85%		0.17%		0.79%		3.03	%***	9.25%
Ratio of Expenses **	1.00%		1.00%		1.00%		0.85%		1.00%		1.00%		1.00%		1.00%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$17.390028		$17.353083		$17.650593		n/a		$11.791486		$14.857839		$10.786833		$13.058859		$12.388475		$15.381331
Total Return *	11.34%		9.26%		8.30%		n/a		14.00%		31.11%		-3.92%		26.63%		19.54%		31.81%
Ratio of Expenses **	1.00%		1.00%		1.10%		n/a		1.10%		1.00%		1.00%		1.00%		1.10%		0.85%

Period ended December 31, 2012

Unit Value	$15.619143		$15.882983		$16.298169		n/a		$10.343515		$11.332119		$11.226519		$10.312913		$10.363348		$11.669432
Total Return *	10.22%		9.77%		9.74%		n/a		8.83	%***	12.30%		4.71%		16.72%		1.97	%***	2.11	%***
Ratio of Expenses **	1.00%		1.00%		1.10%		n/a		1.10%		1.00%		1.00%		1.00%		1.10%		0.85%

Period ended December 31, 2011

Unit Value	$14.171169		$14.469467		$14.851990		n/a		n/a		$10.090978		$10.721765		$8.835361		n/a		$10.041099
Total Return *	-8.52	%***	-9.64	%***	-6.46%		n/a		n/a		-6.39	%***	3.28%		-22.38	%***	n/a		-3.27%
Ratio of Expenses **	1.00%		1.00%		1.10%		n/a		n/a		1.00%		1.00%		1.00%		n/a		1.00%

Period ended December 31, 2010

Unit Value	$14.854626		$15.297268		$15.878350		n/a		n/a		$10.314502		$10.380934		$11.068974		n/a		$10.380945
Total Return *	13.11%		13.65%		14.59%		n/a		n/a		10.72	%***	0.95	%***	20.23	%***	n/a		5.26	%***
Ratio of Expenses **	1.10%		1.10%		1.10%		n/a		n/a		1.10%		1.00%		1.10%		n/a		1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Institutional Alt 35 Fund	JNL Institutional Alt 50 Fund	JNL Institutional Alt 65 Fund	JNL/ AllianceBernstein Dynamic Asset Allocation Fund(c)	JNL/American Funds Balanced Allocation Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Allocation Fund(b)	JNL/American Funds Growth-Income Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,248,151	$3,167,812	$622,021	$18,690	$749,737	$1,747,477	$467,956	$370,905	$640,593	$2,316,145
Units Outstanding (in thousands)	131,465	185,953	35,831	1,831	62,247	105,560	44,301	28,756	50,703	141,489
Investment Income Ratio *	1.60%	1.48%	1.46%	0.93%	1.02%	1.14%	0.01%	0.22%	0.77%	0.68%

Period ended December 31, 2013

Net Assets (in thousands)	$2,315,267	$3,197,208	$746,748	n/a	$439,310	$1,145,063	$433,086	$316,078	$357,689	$1,561,325
Units Outstanding (in thousands)	136,061	188,513	43,103	n/a	37,487	78,386	40,893	24,614	29,048	103,723
Investment Income Ratio *	1.67%	1.31%	1.00%	n/a	0.78%	1.17%	2.11%	0.70%	0.61%	0.83%

Period ended December 31, 2012

Net Assets (in thousands)	$1,954,019	$2,705,104	$868,140	n/a	$142,838	$658,754	$445,074	$192,196	$100,620	$815,499
Units Outstanding (in thousands)	127,331	173,523	54,075	n/a	13,849	58,871	40,202	18,876	9,734	71,037
Investment Income Ratio *	1.78%	1.88%	2.38%	n/a	0.00%	1.02%	2.05%	0.73%	0.00%	0.85%

Period ended December 31, 2011

Net Assets (in thousands)	$1,349,313	$1,759,138	$942,913	n/a	n/a	$379,981	$322,987	$121,399	n/a	$430,286
Units Outstanding (in thousands)	96,468	123,288	64,231	n/a	n/a	37,953	30,387	13,853	n/a	43,195
Investment Income Ratio *	0.88%	0.86%	0.73%	n/a	n/a	0.67%	1.01%	0.37%	n/a	0.53%

Period ended December 31, 2010

Net Assets (in thousands)	$866,696	$1,045,302	$686,359	n/a	n/a	$139,612	$99,514	$74,487	n/a	$164,649
Units Outstanding (in thousands)	58,741	68,822	43,558	n/a	n/a	13,568	9,619	6,748	n/a	15,914
Investment Income Ratio *	0.76%	0.77%	0.67%	n/a	n/a	0.00%	0.00%	0.00%	n/a	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations April 30, 2012.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)		JNL/American Funds New World Fund(a)		JNL/AQR Managed Futures Strategy Fund(c)		JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund		JNL/Boston Partners Global Long Short Equity Fund(e)		JNL/Brookfield Global Infrastructure and MLP Fund(d)		JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$10.950184		$10.036717		$11.193091		$7.800985	$10.905275		$26.763737		$9.823957		$14.820786		$9.741960	$21.719323
Total Return *	-6.24%		-11.07%		7.73%		-17.36%	-1.76%		5.02%		-0.94	%***	4.08%		-3.26%	-1.53%
Ratio of Expenses **	3.36%		3.16%		1.25%		3.695%	3.61%		3.61%		1.25%		3.095%		3.86%	3.86%

Period ended December 31, 2013

Unit Value	$11.679176		$11.285850		$10.389716		$9.439520	$11.100488		$25.483258		n/a		$14.240412		$10.070530	$22.056040
Total Return *	17.10%		7.43%		5.75%		5.54%	10.26%		34.06%		n/a		19.68%		11.17%	18.57%
Ratio of Expenses **	3.36%		3.16%		1.25%		3.695%	3.61%		3.61%		n/a		3.095%		3.86%	3.86%

Period ended December 31, 2012

Unit Value	$9.973414		$10.504839		$9.824353		$8.944331	$10.067701		$19.008526		n/a		$11.899161		$9.058602	$18.602188
Total Return *	13.52%		13.72%		4.11	%***	-2.88%	5.69%		6.68%		n/a		1.43	%***	8.75%	12.58%
Ratio of Expenses **	3.36%		3.16%		1.25%		3.695%	3.61%		3.61%		n/a		3.095%		3.86%	3.86%

Period ended December 31, 2011

Unit Value	$8.785597		$9.237794		n/a		$9.209368	$9.525680		$17.818001		n/a		$10.347709		$8.329723	$16.523644
Total Return *	-17.20%		-16.96%		n/a		-10.72%	-7.22%		-2.81%		n/a		3.30	%***	-8.35%	-8.11%
Ratio of Expenses **	3.36%		3.16%		n/a		3.695%	3.61%		3.61%		n/a		2.395%		3.86%	3.86%

Period ended December 31, 2010

Unit Value	$10.610960		$11.124419		n/a		$10.315078	$10.267439		$18.334060		n/a		n/a		$9.088924	$17.982846
Total Return *	7.01	%***	2.97	%***	n/a		13.18%	2.04	%***	4.02	%***	n/a		n/a		4.89%	7.54%
Ratio of Expenses **	3.36%		3.16%		n/a		3.695%	3.61%		3.61%		n/a		n/a		3.86%	3.86%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)		JNL/American Funds New World Fund(a)		JNL/AQR Managed Futures Strategy Fund(c)		JNL/BlackRock Commodity Securities Strategy Fund		JNL/BlackRock Global Allocation Fund(b)		JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)		JNL/Brookfield Global Infrastructure and MLP Fund(d)		JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$12.309601		$11.100310		$11.343131		$9.782449		$12.252870		$44.690461	$9.835465		$15.872403		$14.820796	$38.084548
Total Return *	-3.86%		-9.13%		8.16%		-14.97%		0.99%		7.80%	1.46	%***	6.44%		-0.46%	1.33%
Ratio of Expenses **	0.85%		1.00%		0.85%		0.85%		0.85%		1.00%	0.85%		0.85%		1.00%	1.00%

Period ended December 31, 2013

Unit Value	$12.803656		$12.215079		$10.486958		$11.505133		$12.132655		$41.455971	n/a		$14.912251		$14.888685	$37.584509
Total Return *	6.10	%***	9.78%		6.18%		8.58%		13.34%		37.61%	n/a		22.39%		14.40%	22.01%
Ratio of Expenses **	0.85%		1.00%		0.85%		0.85%		0.85%		1.00%	n/a		0.85%		1.00%	1.00%

Period ended December 31, 2012

Unit Value	$10.620354		$11.126783		$9.876725		$10.595790		$10.704258		$30.126232	n/a		$12.184270		$13.014978	$30.805189
Total Return *	16.24%		16.21%		5.06	%***	14.31	%***	5.99	%***	9.51%	n/a		7.91	%***	11.91%	15.85%
Ratio of Expenses **	1.00%		1.00%		0.85%		0.85%		0.85%		1.00%	n/a		0.85%		1.00%	1.00%

Period ended December 31, 2011

Unit Value	$9.136696		$9.575052		n/a		$10.524754		$9.833592		$27.509862	n/a		$9.044877		$11.629393	$26.589486
Total Return *	-19.39	%***	-17.68	%***	n/a		-8.29%		-4.85	%***	-0.25%	n/a		-9.72	%***	-5.70%	4.60	%***
Ratio of Expenses **	1.00%		1.00%		n/a		1.00%		1.00%		1.00%	n/a		1.15%		1.00%	1.00%

Period ended December 31, 2010

Unit Value	$10.771157		$11.277446		n/a		$11.475773		$10.324763		$27.579329	n/a		n/a		$12.332504	$27.688199
Total Return *	16.37	%***	25.58	%***	n/a		16.27%		2.89	%***	11.55%	n/a		n/a		7.93%	10.55%
Ratio of Expenses **	1.10%		1.10%		n/a		1.00%		1.10%		1.00%	n/a		n/a		1.00%	1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/AQR Managed Futures Strategy Fund(c)	JNL/BlackRock Commodity Securities Strategy Fund	JNL/BlackRock Global Allocation Fund(b)	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund(e)	JNL/Brookfield Global Infrastructure and MLP Fund(d)	JNL/Capital Guardian Global Balanced Fund	JNL/Capital Guardian Global Diversified Research Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$679,179	$701,141	$99,750	$843,028	$3,274,351	$693,281	$3,303	$853,801	$449,387	$408,782
Units Outstanding (in thousands)	56,638	64,512	8,855	90,488	273,649	17,193	336	54,691	32,538	12,123
Investment Income Ratio *	0.76%	0.84%	2.77%	0.00%	0.74%	0.00%	0.00%	0.71%	0.90%	0.77%

Period ended December 31, 2013

Net Assets (in thousands)	$531,621	$617,704	$75,699	$959,276	$2,635,571	$596,971	n/a	$395,362	$460,257	$402,702
Units Outstanding (in thousands)	42,420	51,450	7,255	87,201	221,416	15,995	n/a	26,810	33,129	12,088
Investment Income Ratio *	0.85%	0.56%	5.22%	0.39%	0.63%	0.03%	n/a	0.85%	1.71%	1.25%

Period ended December 31, 2012

Net Assets (in thousands)	$340,653	$443,043	$20,520	$891,760	$1,525,570	$444,455	n/a	$100,565	$394,421	$329,409
Units Outstanding (in thousands)	32,462	40,340	2,083	87,617	144,546	16,379	n/a	8,305	32,328	12,054
Investment Income Ratio *	1.20%	1.08%	0.00%	0.00%	0.00%	0.15%	n/a	0.07%	2.04%	1.22%

Period ended December 31, 2011

Net Assets (in thousands)	$200,814	$261,975	n/a	$797,267	$494,125	$424,724	n/a	$981	$351,568	$286,172
Units Outstanding (in thousands)	22,150	27,587	n/a	77,839	50,563	17,111	n/a	95	32,124	12,111
Investment Income Ratio *	0.72%	0.60%	n/a	0.58%	0.67%	0.34%	n/a	0.00%	1.08%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$97,917	$128,284	n/a	$685,623	$172,036	$395,677	n/a	n/a	$339,313	$289,989
Units Outstanding (in thousands)	9,113	11,407	n/a	61,152	16,678	15,939	n/a	n/a	29,149	11,595
Investment Income Ratio *	0.00%	0.00%	n/a	0.36%	0.00%	0.27%	n/a	n/a	1.11%	0.73%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$18.490528	$25.094707	$7.354734	$6.762681	$10.110812	$9.162504	$11.133070		$11.691774	$8.470816	$10.637323
Total Return *	6.15%	-1.15%	1.91%	7.45%	-0.97%	-5.83%	-3.45%		-0.42%	-12.63%	3.98%
Ratio of Expenses **	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	3.06%		3.56%	3.61%	3.145%

Period ended December 31, 2013

Unit Value	$17.418947	$25.385548	$7.216675	$6.293696	$10.210041	$9.729365	$11.530902		$11.741541	$9.695790	$10.230559
Total Return *	30.65%	25.47%	-9.38%	-5.81%	19.57%	25.73%	0.41%		10.09%	27.72%	24.32%
Ratio of Expenses **	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	3.06%		3.56%	3.61%	3.145%

Period ended December 31, 2012

Unit Value	$13.332700	$20.232227	$7.963310	$6.681762	$8.538913	$7.738394	$11.484302		$10.665178	$7.591647	$8.229251
Total Return *	9.89%	9.46%	18.19%	19.09%	11.83%	17.72%	8.62	%***	8.27%	22.74%	10.14%
Ratio of Expenses **	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	3.06%		3.56%	3.61%	3.145%

Period ended December 31, 2011

Unit Value	$12.133220	$18.484335	$6.737610	$5.610913	$7.635375	$6.573777	$10.047064		$9.850961	$6.185254	$7.471934
Total Return *	-4.15%	-6.05%	-23.98%	-30.44%	-4.85%	-9.40%	-0.11	%***	-1.04%	-17.41%	-3.73%
Ratio of Expenses **	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	2.60%		3.56%	3.61%	3.145%

Period ended December 31, 2010

Unit Value	$12.658211	$19.673973	$8.863133	$8.066327	$8.024647	$7.256056	n/a		$9.954979	$7.488896	$7.761267
Total Return *	8.12%	30.45%	15.17%	12.78%	6.47%	3.27%	n/a		8.63%	16.27%	8.00%
Ratio of Expenses **	3.40%	3.91%	3.61%	3.61%	3.61%	3.61%	n/a		3.56%	3.61%	3.145%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund		JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund		JNL/Eastspring Investments China-India Fund		JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund		JNL/Franklin Templeton Global Multisector Bond Fund(a)		JNL/Franklin Templeton Income Fund		JNL/Franklin Templeton International Small Cap Growth Fund		JNL/Franklin Templeton Mutual Shares Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$29.480809		$42.740674	$8.941792		$8.222087		$12.445079	$11.276954		$11.909965		$14.787338		$10.298111		$12.616592
Total Return *	8.89	%***	1.77%	4.77%		10.46%		1.65%	-3.34	%***	-1.29%		2.31%		-10.19%		6.23%
Ratio of Expenses **	0.85%		1.00%	0.85%		0.85%		1.00%	1.00%		0.85%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$26.381392		$41.995913	$8.535085		$7.443575		$12.243449	$11.585596		$12.065929		$14.453221		$11.466425		$11.876608
Total Return *	33.82%		29.18%	-6.84%		-3.17%		22.73%	28.92%		2.65%		7.41	%***	31.29%		27.02%
Ratio of Expenses **	1.00%		1.00%	0.85%		0.85%		1.00%	1.10%		0.85%		0.85%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	$19.713784		$32.510616	$9.161710		$7.687385		$9.975693	$8.986353		$11.754500		$12.650659		$8.733615		$9.350544
Total Return *	12.56%		12.70%	1.96	%***	2.48	%***	14.80%	20.72%		13.28	%***	11.08%		26.34	%***	12.53%
Ratio of Expenses **	1.00%		1.00%	0.85%		0.85%		1.00%	1.10%		0.85%		1.00%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	$17.513600		$28.847748	$7.494181		$6.241003		$8.689677	$7.444175		$10.054309		$11.388721		$6.851335		$8.309360
Total Return *	-1.83%		-3.28%	-21.98%		-28.61%		-2.34%	-7.11%		0.75	%***	1.51%		-15.31%		-1.65	%***
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.00%	1.10%		1.15%		1.00%		1.10%		1.00%

Period ended December 31, 2010

Unit Value	$17.839236		$29.826055	$9.605093		$8.741630		$8.897977	$8.013670		n/a		$11.218832		$8.090292		$8.415078
Total Return *	10.74%		34.30%	18.22%		15.76%		9.29%	5.90%		n/a		11.45%		19.23%		10.24%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.00%	1.10%		n/a		1.00%		1.10%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/DFA U.S. Core Equity Fund	JNL/Eagle SmallCap Equity Fund	JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Eastspring Investments China-India Fund	JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Franklin Templeton Global Multisector Bond Fund(a)	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton Mutual Shares Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$567,701	$1,096,101	$128,090	$349,714	$1,557,952	$521,536	$737,969	$1,997,944	$424,814	$625,966
Units Outstanding (in thousands)	21,391	28,002	14,982	44,455	130,142	48,136	63,092	142,444	43,002	51,540
Investment Income Ratio *	0.60%	0.00%	0.99%	0.86%	1.63%	0.82%	3.83%	3.33%	0.81%	0.77%

Period ended December 31, 2013

Net Assets (in thousands)	$370,944	$1,131,303	$123,981	$329,054	$1,467,588	$439,451	$600,386	$1,556,741	$419,451	$559,365
Units Outstanding (in thousands)	15,206	29,432	15,122	45,975	124,335	38,995	50,412	113,194	38,005	48,751
Investment Income Ratio *	1.01%	0.08%	1.24%	0.93%	2.02%	1.44%	2.51%	4.10%	1.10%	0.91%

Period ended December 31, 2012

Net Assets (in thousands)	$181,723	$712,883	$140,464	$347,087	$1,153,798	$230,044	$297,966	$1,127,679	$241,752	$391,902
Units Outstanding (in thousands)	9,997	23,891	15,874	46,690	119,513	26,253	25,535	92,341	28,647	43,187
Investment Income Ratio *	0.93%	0.00%	0.64%	0.75%	2.20%	1.65%	0.34%	4.85%	1.60%	1.54%

Period ended December 31, 2011

Net Assets (in thousands)	$136,793	$624,638	$100,655	$272,734	$1,002,736	$150,197	$3,209	$830,111	$159,531	$310,557
Units Outstanding (in thousands)	8,442	23,617	13,732	44,632	118,697	20,586	319	75,202	23,703	38,323
Investment Income Ratio *	0.56%	0.00%	0.41%	0.34%	1.46%	0.95%	0.00%	4.30%	1.52%	2.60%

Period ended December 31, 2010

Net Assets (in thousands)	$109,852	$414,824	$141,098	$362,908	$980,170	$120,991	n/a	$647,703	$147,477	$242,092
Units Outstanding (in thousands)	6,677	15,142	14,944	42,196	112,773	15,358	n/a	59,311	18,484	29,259
Investment Income Ratio *	0.29%	0.20%	0.13%	0.00%	2.99%	1.46%	n/a	4.19%	1.30%	0.02%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$14.571079	$15.820330	$11.055727	$16.217712	$11.754462	$13.446442	$12.454771	$13.791536	$18.854467	$19.493406
Total Return *	-3.69%	1.35%	-8.31%	8.80%	10.49%	10.84%	-3.61%	4.35%	5.29%	4.27%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.695%	3.51%

Period ended December 31, 2013

Unit Value	$15.129820	$15.609001	$12.057957	$14.906547	$10.638287	$12.131548	$12.920911	$13.217218	$17.907494	$18.695987
Total Return *	29.23%	-4.85%	-11.11%	27.64%	30.15%	-0.98%	14.41%	34.44%	26.15%	34.87%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.695%	3.51%

Period ended December 31, 2012

Unit Value	$11.707585	$16.403977	$13.564714	$11.678392	$8.173614	$12.251585	$11.293065	$9.831170	$14.195139	$13.862312
Total Return *	13.10%	3.62%	15.78%	13.48%	15.98%	23.63%	11.31%	8.34%	3.83%	13.61%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.695%	3.51%

Period ended December 31, 2011

Unit Value	$10.351574	$15.830973	$11.716134	$10.291465	$7.047439	$9.910099	$10.145789	$9.074299	$13.672144	$12.202050
Total Return *	-6.45%	2.19%	-8.04%	-10.11%	-13.32%	-9.67%	-10.45%	-10.11%	-9.08%	-4.75%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.695%	3.51%

Period ended December 31, 2010

Unit Value	$11.065011	$15.491362	$12.740806	$11.449489	$8.130127	$10.970794	$11.329284	$10.094858	$15.037352	$12.811152
Total Return *	21.97%	3.50%	11.95%	19.63%	5.42%	12.88%	8.00%	13.09%	18.61%	21.86%
Ratio of Expenses **	3.91%	3.91%	3.61%	3.91%	3.06%	3.71%	3.91%	3.75%	3.695%	3.51%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund		JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund		JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund		JNL/Invesco Global Real Estate Fund		JNL/Invesco International Growth Fund		JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$19.585778		$28.017891	$13.131852		$21.486406	$14.013720		$17.727784		$22.716419		$19.814012	$29.683007	$27.674511
Total Return *	-0.70%		4.35%	-5.75%		12.01%	7.88	%***	14.05%		-0.61%		7.25%	8.16%	7.08%
Ratio of Expenses **	0.85%		1.00%	0.85%		1.00%	0.85%		0.85%		0.85%		1.00%	1.00%	0.85%

Period ended December 31, 2013

Unit Value	$19.723876		$26.850742	$13.932381		$19.182812	$12.277330		$15.543249		$22.856352		$18.473783	$27.442472	$25.845666
Total Return *	33.25%		-2.04%	-8.62%		31.41%	32.86%		1.89%		17.97%		38.19%	29.60%	38.51%
Ratio of Expenses **	0.85%		1.00%	0.85%		1.00%	1.00%		0.85%		0.85%		1.00%	1.00%	0.85%

Period ended December 31, 2012

Unit Value	$14.802516		$27.408901	$15.246667		$14.597526	$9.240592		$15.254441		$19.374720		$13.368320	$21.174982	$18.660443
Total Return *	16.84	%***	6.69%	13.70	%***	16.84%	18.40%		10.94	%***	15.08	%***	11.37%	6.67%	11.09	%***
Ratio of Expenses **	0.85%		1.00%	0.85%		1.00%	1.00%		0.85%		0.85%		1.00%	1.00%	0.85%

Period ended December 31, 2011

Unit Value	$12.566719		$25.690746	$12.747546		$12.493934	$7.804539		$11.871410		$16.465808		$12.003511	$19.851042	$15.751828
Total Return *	-3.69%		5.20%	-5.62%		-7.47%	-11.52%		-7.19%		-7.81%		-7.61%	-6.60%	-2.34%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.00%	1.00%

Period ended December 31, 2010

Unit Value	$13.048587		$24.420522	$13.506371		$13.502182	$8.820425		$12.791583		$17.860560		$12.992248	$21.254205	$16.129274
Total Return *	25.58%		6.56%	14.91%		23.16%	7.62%		15.98%		11.19%		16.24%	21.85%	24.96%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.00%	1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Small Cap Value Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Large Cap Growth Fund	JNL/Invesco Mid Cap Value Fund	JNL/Invesco Small Cap Growth Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$590,903	$774,773	$197,207	$718,036	$316,099	$1,284,168	$619,285	$565,050	$311,143	$608,506
Units Outstanding (in thousands)	31,964	30,480	15,558	35,055	23,730	76,820	30,512	30,356	11,428	23,795
Investment Income Ratio *	0.38%	2.33%	1.68%	0.80%	0.06%	1.30%	1.09%	0.05%	0.22%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$563,849	$605,070	$238,605	$553,903	$186,128	$925,175	$528,458	$511,566	$259,709	$475,736
Units Outstanding (in thousands)	30,233	24,753	17,677	30,170	15,730	62,885	25,919	29,452	10,304	19,910
Investment Income Ratio *	0.95%	2.68%	7.14%	0.40%	0.17%	3.26%	1.13%	0.41%	0.19%	0.13%

Period ended December 31, 2012

Net Assets (in thousands)	$326,695	$732,593	$317,364	$370,054	$122,758	$722,381	$368,673	$328,821	$202,356	$220,180
Units Outstanding (in thousands)	23,244	29,456	21,400	26,395	13,715	49,885	21,339	26,085	10,391	12,723
Investment Income Ratio *	0.25%	2.43%	0.00%	1.12%	0.39%	0.78%	1.76%	0.00%	0.26%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$261,576	$576,804	$325,784	$282,268	$92,895	$408,952	$283,951	$301,831	$206,248	$167,008
Units Outstanding (in thousands)	21,600	24,660	26,008	23,437	12,224	35,711	18,827	26,626	11,308	11,220
Investment Income Ratio *	0.28%	2.12%	4.64%	0.63%	0.12%	2.76%	0.70%	0.16%	0.67%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$235,996	$471,544	$363,805	$235,722	$109,598	$355,581	$273,458	$266,462	$196,396	$139,754
Units Outstanding (in thousands)	18,698	21,206	27,289	18,038	12,702	28,708	16,716	21,671	10,055	9,144
Investment Income Ratio *	0.48%	2.52%	1.30%	0.60%	0.66%	4.61%	0.82%	0.28%	0.52%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.169467		$9.008259	$26.190385	$13.179311	$10.435151	$12.427481	$11.312659	$16.099934	$10.379965	$5.494634
Total Return *	-7.44%		-13.97%	7.25%	1.52%	-8.62%	-1.11%	4.91%	-1.91%	1.56%	1.68%
Ratio of Expenses **	3.61%		3.91%	3.61%	3.75%	3.61%	3.545%	3.145%	4.00%	3.91%	3.71%

Period ended December 31, 2013

Unit Value	$13.147456		$10.470642	$24.419652	$12.981881	$11.419062	$12.567066	$10.783580	$16.413606	$10.220022	$5.403797
Total Return *	19.27%		16.82%	37.00%	-7.07%	-4.60%	0.83%	23.75%	31.49%	-6.46%	16.61%
Ratio of Expenses **	3.61%		3.91%	3.61%	3.75%	3.61%	3.545%	3.145%	4.00%	3.91%	3.71%

Period ended December 31, 2012

Unit Value	$11.023491		$8.963371	$17.824941	$13.968818	$11.969985	$12.463550	$8.714196	$12.482322	$10.925875	$4.634014
Total Return *	13.09%		12.65%	12.11%	-0.18%	17.86%	4.13%	12.36%	13.07%	-0.37%	15.94%
Ratio of Expenses **	3.61%		3.91%	3.61%	3.75%	3.61%	3.545%	3.145%	4.00%	3.91%	3.71%

Period ended December 31, 2011

Unit Value	$9.747802		$7.956627	$15.899613	$13.994311	$10.156056	$11.969358	$7.755443	$11.039085	$10.966479	$3.996745
Total Return *	-10.77%		-16.20%	-9.22%	5.80%	-20.66%	-14.95%	-5.11%	4.62%	3.05%	-6.70%
Ratio of Expenses **	3.61%		3.91%	3.61%	3.75%	3.61%	3.545%	3.145%	4.00%	3.91%	3.71%

Period ended December 31, 2010

Unit Value	$10.923852		$9.494509	$17.514872	$13.226942	$12.800285	$14.073788	$8.173251	$10.552032	$10.641541	$4.283972
Total Return *	1.72	%***	3.46%	21.14%	3.39%	17.59%	18.80%	12.83%	18.03%	1.81%	18.07%
Ratio of Expenses **	3.61%		3.91%	3.61%	3.75%	3.61%	3.545%	3.145%	4.00%	3.91%	3.71%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund		JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund		JNL/JPMorgan U.S. Government & Quality Bond Fund		JNL/Lazard Emerging Markets Fund		JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund		JNL/MC Communications Sector Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$14.069911		$14.705015	$45.031588		$23.291806		$13.255328		$14.313308	$13.234120	$25.626056	$15.434299		$8.560585
Total Return *	-4.85%		-11.43%	10.25%		0.30	%***	-6.06%		-0.31%	7.07%	1.08%	4.72%		4.63%
Ratio of Expenses **	0.85%		1.00%	0.85%		0.85%		0.85%		1.00%	1.10%	1.00%	0.85%		0.85%

Period ended December 31, 2013

Unit Value	$14.786813		$16.601959	$40.843937		$21.674062		$14.110266		$14.358472	$12.359803	$25.353152	$14.738494		$8.181687
Total Return *	22.61%		20.27%	40.83%		-4.47%		-1.93%		3.43%	26.30%	35.50%	-3.55%		14.72	%***
Ratio of Expenses **	0.85%		1.00%	0.85%		1.00%		0.85%		1.00%	1.10%	1.00%	0.85%		0.85%

Period ended December 31, 2012

Unit Value	$12.060489		$13.804428	$29.002075		$22.689155		$14.388358		$13.882337	$9.785758	$18.710849	$15.281543		$6.681961
Total Return *	11.75	%***	15.99%	9.41	%***	2.61%		18.02	%***	6.82%	14.69%	16.53%	-0.46	%***	19.14%
Ratio of Expenses **	0.85%		1.00%	0.85%		1.00%		0.85%		1.00%	1.10%	1.00%	0.85%		1.00%

Period ended December 31, 2011

Unit Value	$10.338760		$11.901546	$24.544669		$22.112284		$11.774602		$12.995956	$8.532328	$16.057054	$14.655253		$5.608553
Total Return *	-8.41%		-13.73%	-6.83%		8.74%		-18.57%		-12.77%	-3.16%	7.79%	6.09%		-4.15%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.10%	1.00%	1.00%		1.00%

Period ended December 31, 2010

Unit Value	$11.288377		$13.795686	$26.343380		$20.334353		$14.458958		$14.897910	$8.810460	$14.896187	$13.814234		$5.851318
Total Return *	8.72%		6.51%	24.35%		6.28%		20.70%		21.86%	15.16%	21.63%	4.82%		21.31%
Ratio of Expenses **	1.00%		1.00%	1.00%		1.00%		1.00%		1.00%	1.10%	1.00%	1.00%		1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014. Unit values disclosed are as of April 25, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Fund	JNL/JPMorgan International Value Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/M&G Global Basics Fund(a)	JNL/MC 10 x 10 Fund	JNL/MC 25 Fund	JNL/MC Bond Index Fund	JNL/MC Communications Sector Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$2,903,055	$431,510	$740,281	$633,096	$492,895	$—	$393,769	$866,941	$652,067	$122,345
Units Outstanding (in thousands)	212,888	31,773	18,804	30,951	39,087	—	30,580	36,505	45,782	15,792
Investment Income Ratio *	1.07%	1.94%	0.00%	3.27%	1.62%	0.00%	1.81%	2.08%	3.40%	2.64%

Period ended December 31, 2013

Net Assets (in thousands)	$2,907,755	$439,950	$519,827	$544,463	$592,311	$62,756	$352,151	$943,196	$526,103	$127,354
Units Outstanding (in thousands)	202,080	28,623	14,679	27,676	44,012	4,498	29,211	40,124	38,624	17,197
Investment Income Ratio *	1.41%	3.66%	0.19%	3.09%	1.37%	2.23%	2.10%	2.54%	2.02%	2.28%

Period ended December 31, 2012

Net Assets (in thousands)	$1,950,723	$312,525	$277,546	$825,483	$714,704	$65,953	$278,794	$601,581	$594,553	$92,760
Units Outstanding (in thousands)	165,395	24,334	11,186	40,223	51,917	4,867	29,123	34,602	42,018	15,049
Investment Income Ratio *	0.11%	4.69%	0.00%	2.32%	1.92%	1.11%	2.39%	2.21%	2.11%	2.54%

Period ended December 31, 2011

Net Assets (in thousands)	$1,322,819	$263,258	$199,952	$715,934	$738,739	$54,019	$244,930	$501,984	$597,160	$53,185
Units Outstanding (in thousands)	129,612	23,696	9,357	35,866	64,678	4,233	29,259	33,587	43,197	10,225
Investment Income Ratio *	0.15%	2.74%	0.00%	2.84%	1.00%	0.20%	1.49%	2.59%	2.94%	2.69%

Period ended December 31, 2010

Net Assets (in thousands)	$843,628	$302,225	$171,540	$491,104	$973,071	$42,221	$228,626	$487,532	$533,405	$59,388
Units Outstanding (in thousands)	75,384	23,388	7,588	26,522	69,140	2,870	26,356	35,167	40,776	10,912
Investment Income Ratio *	0.01%	2.81%	0.00%	2.71%	0.59%	0.79%	2.09%	2.46%	2.62%	2.66%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2014 through the date the JNL/M&G Global Basics Fund was acquired by JNL/Oppenheimer Global Growth Fund on April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund		JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund		JNL/MC Index 5 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$15.868311		$10.132420	$14.100516		$8.792418		$13.007919		$8.592294	$12.909036	$8.855775		$18.342209		$11.201085
Total Return *	6.88%		5.49%	3.82%		-6.92%		-9.38	%***	9.05%	6.51%	-4.12%		20.70%		1.57%
Ratio of Expenses **	3.61%		4.00%	2.745%		3.41%		3.095%		3.61%	4.00%	2.845%		3.61%		3.61%

Period ended December 31, 2013

Unit Value	$14.846381		$9.605048	$13.581782		$9.445726		$13.923146		$7.879192	$12.119740	$9.236370		$15.196576		$11.028228
Total Return *	36.10%		25.40%	8.18	%***	-7.37%		26.68%		28.62%	8.86%	-4.14%		35.89%		19.36%
Ratio of Expenses **	3.61%		4.00%	2.745%		3.41%		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%

Period ended December 31, 2012

Unit Value	$10.908085		$7.659550	$10.050283		$10.197331		$10.990367		$6.125976	$11.133770	$9.635187		$11.182591		$9.239827
Total Return *	19.08%		6.89%	-1.04	%***	4.72	%***	5.37%		21.64%	18.08%	-4.65%		14.34%		9.90%
Ratio of Expenses **	3.61%		4.00%	2.495%		3.41%		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%

Period ended December 31, 2011

Unit Value	$9.160024		$7.166008	n/a		$8.995976		$10.430452		$5.036198	$9.429313	$10.104784		$9.780146		$8.407176
Total Return *	2.77%		13.37%	n/a		-1.25	%***	-10.13%		-15.97%	-11.85%	0.00%		6.96%		-5.55%
Ratio of Expenses **	3.61%		4.00%	n/a		2.76%		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%

Period ended December 31, 2010

Unit Value	$8.913488		$6.321014	n/a		n/a		$11.605989		$5.993357	$10.697139	$10.104302		$9.143940		$8.900767
Total Return *	23.58	%***	19.77%	n/a		n/a		-3.53	%***	9.46%	10.19%	2.13	%***	0.19	%***	11.68%
Ratio of Expenses **	3.61%		4.00%	n/a		n/a		3.05%		3.61%	4.00%	2.845%		3.61%		3.61%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund		JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)		JNL/MC Emerging Markets Index Fund(a)		JNL/MC European 30 Fund		JNL/MC Financial Sector Fund		JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund		JNL/MC Healthcare Sector Fund		JNL/MC Index 5 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$24.344867		$16.127848	$14.771573		$9.577086		$14.963565		$13.180218		$20.547277	$9.836620		$28.140409		$13.843271
Total Return *	9.87%		8.70%	4.06	%***	-4.50	%***	-4.22	%***	12.10%		9.76%	-2.17%		24.08%		1.80	%***
Ratio of Expenses **	0.85%		1.00%	1.00%		0.85%		0.85%		0.85%		1.00%	0.85%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$22.156954		$14.836565	$13.961531		$9.993648		$15.500268		$11.757308		$18.720798	$10.055266		$22.679696		$13.039753
Total Return *	39.91%		29.22%	37.62%		-5.11%		29.31%		16.38	%***	12.17%	-2.21%		39.70%		22.39%
Ratio of Expenses **	0.85%		1.00%	1.10%		1.00%		1.00%		0.85%		1.00%	0.85%		0.85%		1.10%

Period ended December 31, 2012

Unit Value	$15.836182		$11.481733	$10.145041		$10.531939		$11.986924		$8.714376		$16.689518	$10.282233		$16.234801		$10.654331
Total Return *	1.63	%***	10.15%	0.80	%***	7.18	%***	0.27	%***	24.86%		21.68%	-0.24	%***	-3.43	%***	12.71%
Ratio of Expenses **	0.85%		1.00%	1.10%		1.00%		1.00%		1.00%		1.00%	0.85%		0.85%		1.10%

Period ended December 31, 2011

Unit Value	$12.695583		$10.423578	n/a		$10.354126		$11.108943		$6.979045		$13.715652	$10.510301		$13.555164		$9.453252
Total Return *	5.48%		16.81%	n/a		16.86	%***	-8.37%		-13.75%		-9.17%	1.76%		9.78%		-3.15%
Ratio of Expenses **	1.00%		1.00%	n/a		1.15%		1.10%		1.00%		1.00%	1.10%		1.00%		1.10%

Period ended December 31, 2010

Unit Value	$12.036436		$8.923432	n/a		n/a		$12.123107		$8.092060		$15.101143	$10.328476		$12.347713		$9.760839
Total Return *	21.54%		23.42%	n/a		n/a		1.02%		12.36%		13.55%	4.84%		2.84%		14.52%
Ratio of Expenses **	1.00%		1.00%	n/a		n/a		1.10%		1.00%		1.00%	1.10%		1.00%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC Consumer Brands Sector Fund	JNL/MC Dow 10 Fund	JNL/MC Dow Jones U.S. Contrarian Opportunities Index Fund(b)	JNL/MC Emerging Markets Index Fund(a)	JNL/MC European 30 Fund	JNL/MC Financial Sector Fund	JNL/MC Global 15 Fund	JNL/MC Global Alpha Fund	JNL/MC Healthcare Sector Fund	JNL/MC Index 5 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$517,690	$580,636	$98,137	$476,725	$245,362	$556,140	$382,908	$41,144	$1,902,635	$681,568
Units Outstanding (in thousands)	23,443	38,977	6,735	50,803	17,013	46,590	20,132	4,290	74,574	51,594
Investment Income Ratio *	0.56%	0.00%	0.46%	1.17%	1.19%	0.89%	0.00%	10.32%	0.58%	1.39%

Period ended December 31, 2013

Net Assets (in thousands)	$494,514	$584,282	$61,672	$384,617	$133,957	$438,277	$412,420	$45,949	$985,262	$648,975
Units Outstanding (in thousands)	24,591	42,547	4,450	38,940	8,872	41,209	23,806	4,671	47,835	51,033
Investment Income Ratio *	0.71%	0.00%	0.80%	0.83%	1.59%	0.91%	0.00%	0.00%	0.75%	1.56%

Period ended December 31, 2012

Net Assets (in thousands)	$215,723	$462,836	$6,762	$208,650	$28,206	$216,488	$419,858	$46,259	$405,054	$492,250
Units Outstanding (in thousands)	15,046	43,454	669	19,953	2,405	26,845	27,156	4,587	27,468	47,205
Investment Income Ratio *	0.49%	0.00%	0.00%	0.06%	3.88%	1.00%	0.00%	0.00%	0.90%	1.58%

Period ended December 31, 2011

Net Assets (in thousands)	$107,189	$491,868	n/a	$3,375	$19,793	$151,291	$400,433	$50,622	$252,885	$380,323
Units Outstanding (in thousands)	9,082	50,814	n/a	374	1,806	23,421	31,453	4,865	20,056	40,956
Investment Income Ratio *	0.56%	0.00%	n/a	0.00%	1.93%	0.79%	0.00%	0.78%	0.93%	1.04%

Period ended December 31, 2010

Net Assets (in thousands)	$74,764	$376,875	n/a	n/a	$16,887	$172,834	$522,951	$38,606	$159,186	$302,372
Units Outstanding (in thousands)	6,641	45,320	n/a	n/a	1,406	22,949	37,238	3,759	13,810	31,427
Investment Income Ratio *	0.53%	0.00%	n/a	n/a	0.07%	1.25%	0.00%	0.00%	1.06%	1.14%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations August 29, 2011.
(b)	Commencement of operations April 30, 2012.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$12.508248	$14.155449	$10.998057	$17.382007	$7.704011	$24.719171	$14.209829	$13.456611	$19.300451	$13.052758
Total Return *	-9.67%	7.29%	3.11%	14.24%	6.56%	-13.79%	0.10%	1.81%	5.06%	8.75%
Ratio of Expenses **	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%	3.26%	3.895%	3.895%

Period ended December 31, 2013

Unit Value	$13.847698	$13.194238	$10.666349	$15.215740	$7.229997	$28.674301	$14.195485	$13.217836	$18.371028	$12.002518
Total Return *	16.79%	26.91%	27.48%	36.10%	18.76%	20.54%	9.26%	36.00%	27.91%	26.61%
Ratio of Expenses **	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%	3.26%	3.895%	3.895%

Period ended December 31, 2012

Unit Value	$11.856901	$10.396853	$8.366950	$11.180078	$6.088157	$23.788550	$12.992143	$9.719095	$14.362100	$9.479910
Total Return *	13.50%	13.75%	10.15%	15.40%	7.72%	0.34%	8.64%	7.94%	12.75%	10.95%
Ratio of Expenses **	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%	3.26%	3.895%	3.895%

Period ended December 31, 2011

Unit Value	$10.446888	$9.140074	$7.595955	$9.687756	$5.651868	$23.708642	$11.959022	$9.004054	$12.737916	$8.544069
Total Return *	-15.61%	-5.61%	-13.10%	-1.62%	-26.55%	-0.68%	-4.82%	1.55%	-5.87%	-2.40%
Ratio of Expenses **	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%	3.26%	3.895%	3.895%

Period ended December 31, 2010

Unit Value	$12.378630	$9.683474	$8.741516	$9.847499	$7.694809	$23.870558	$12.565053	$8.866352	$13.532357	$8.753917
Total Return *	2.73%	12.86%	9.55%	13.04%	-1.36%	14.54%	9.49%	12.82%	21.03%	10.07%
Ratio of Expenses **	3.895%	3.695%	3.695%	3.61%	3.61%	3.91%	3.06%	3.26%	3.895%	3.895%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC International Index Fund		JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund		JNL/MC NYSE International 25 Fund(a)		JNL/MC Oil & Gas Sector Fund		JNL/MC Pacific Rim 30 Fund		JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund		JNL/MC S&P 500 Index Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$18.559336		$18.655036	$13.892526	$23.060138		$9.442397		$39.723065		$16.309187		$16.369538	$28.637481		$19.367270
Total Return *	-6.88%		10.22%	5.93%	17.43%		8.63	%***	-11.11%		2.34%		4.13%	8.31%		12.11%
Ratio of Expenses **	0.85%		1.00%	1.00%	0.85%		0.85%		0.85%		0.85%		1.00%	0.85%		0.85%

Period ended December 31, 2013

Unit Value	$19.930514		$16.925899	$13.115219	$19.636662		$8.605944		$44.690102		$15.936592		$15.719755	$26.440862		$17.274803
Total Return *	15.30	%***	30.37%	30.96%	39.91%		21.90%		24.28%		-3.10	%***	39.11%	31.87%		30.52%
Ratio of Expenses **	0.85%		1.00%	1.00%	0.85%		1.00%		0.85%		0.85%		1.00%	0.85%		0.85%

Period ended December 31, 2012

Unit Value	$16.284647		$12.982674	$10.014324	$14.035644		$7.060098		$35.958048		$14.176805		$11.300460	$20.050957		$13.234863
Total Return *	16.84%		16.87%	13.17%	-1.15	%***	10.58%		-2.23	%***	10.91%		10.42%	2.44	%***	1.28	%***
Ratio of Expenses **	1.00%		1.00%	1.00%	0.85%		1.00%		0.85%		1.00%		1.00%	0.85%		0.85%

Period ended December 31, 2011

Unit Value	$13.937538		$11.108993	$8.849116	$11.702614		$6.384835		$34.109903		$12.782667		$10.234481	$16.994019		$11.398882
Total Return *	-13.13%		-3.04%	-10.74%	0.97%		-24.61%		2.25%		-2.85%		3.87%	-3.11%		0.46%
Ratio of Expenses **	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%		1.00%

Period ended December 31, 2010

Unit Value	$16.044721		$11.457330	$9.913614	$11.590048		$8.469371		$33.360487		$13.157268		$9.853359	$17.540101		$11.346466
Total Return *	5.75%		15.94%	12.54%	16.03%		1.25%		17.92%		11.77%		15.40%	24.58%		13.30%
Ratio of Expenses **	1.00%		1.00%	1.00%	1.00%		1.00%		1.00%		1.00%		1.00%	1.00%		1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)
The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.  Unit values disclosed are as of September 12, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC International Index Fund	JNL/MC JNL 5 Fund	JNL/MC JNL Optimized 5 Fund	JNL/MC Nasdaq 25 Fund	JNL/MC NYSE International 25 Fund(a)	JNL/MC Oil & Gas Sector Fund	JNL/MC Pacific Rim 30 Fund	JNL/MC S&P 24 Fund	JNL/MC S&P 400 MidCap Index Fund	JNL/MC S&P 500 Index Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$856,845	$2,985,710	$406,937	$750,348	$—	$1,140,786	$115,034	$340,688	$1,279,352	$3,229,425
Units Outstanding (in thousands)	49,801	168,381	30,605	34,745	—	31,703	7,314	21,742	48,284	179,675
Investment Income Ratio *	3.45%	2.04%	1.98%	0.22%	1.72%	1.19%	2.54%	0.72%	0.94%	1.33%

Period ended December 31, 2013

Net Assets (in thousands)	$730,995	$3,120,294	$397,388	$385,253	$74,065	$1,103,185	$91,439	$391,820	$1,090,084	$2,360,165
Units Outstanding (in thousands)	39,549	193,764	31,602	20,892	8,915	27,241	5,929	25,979	44,573	146,683
Investment Income Ratio *	2.62%	2.59%	2.88%	0.88%	3.56%	1.24%	3.93%	1.87%	0.86%	1.46%

Period ended December 31, 2012

Net Assets (in thousands)	$519,993	$2,718,584	$340,858	$239,760	$71,565	$841,333	$53,928	$63,317	$607,048	$1,285,269
Units Outstanding (in thousands)	33,781	219,540	35,365	18,134	10,481	25,822	3,884	5,802	32,654	103,714
Investment Income Ratio *	2.80%	2.90%	2.84%	0.25%	3.90%	1.10%	1.89%	0.48%	1.08%	1.74%

Period ended December 31, 2011

Net Assets (in thousands)	$407,505	$2,666,784	$325,680	$147,276	$66,407	$796,202	$41,344	$53,979	$463,970	$892,032
Units Outstanding (in thousands)	30,833	250,692	38,068	13,156	10,686	25,205	3,288	5,444	28,874	81,632
Investment Income Ratio *	2.60%	3.14%	1.82%	0.58%	1.97%	0.76%	1.51%	0.50%	0.63%	1.83%

Period ended December 31, 2010

Net Assets (in thousands)	$473,953	$3,150,482	$408,700	$113,840	$95,366	$593,299	$35,549	$45,375	$465,805	$811,001
Units Outstanding (in thousands)	31,092	285,784	42,419	10,220	11,519	19,159	2,735	4,730	27,996	74,196
Investment Income Ratio *	1.94%	2.09%	2.00%	0.21%	2.20%	1.08%	0.00%	0.31%	0.70%	1.42%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	The period is from January 1, 2014 through the date the JNL/MC NYSE International 25 Fund was acquired by JNL/MC International Index Fund on September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)		JNL/MMRS Growth Fund(c)		JNL/MMRS Moderate Fund(c)		JNL/Morgan Stanley Mid Cap Growth Fund(a)		JNL/Neuberger Berman Strategic Income Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$13.719307	$16.718627	$7.847701	$11.866305		$11.580311	$10.401640		$10.351860		$10.371888		$12.154486		$10.180932
Total Return *	-0.17%	0.65%	16.22%	24.63%		3.81%	3.43	%***	2.96	%***	3.41	%***	-3.29%		0.26	%***
Ratio of Expenses **	3.61%	3.895%	3.71%	1.25%		3.695%	1.25%		1.25%		1.25%		2.95%		3.05%

Period ended December 31, 2013

Unit Value	$13.742661	$16.610102	$6.752509	$9.520999		$11.154790	n/a		n/a		n/a		$12.568236		$10.031476
Total Return *	32.04%	33.15%	21.59%	-5.07	%***	29.94%	n/a		n/a		n/a		12.43	%***	0.91	%***
Ratio of Expenses **	3.61%	3.895%	3.71%	1.25%		3.695%	n/a		n/a		n/a		2.95%		2.90%

Period ended December 31, 2012

Unit Value	$10.408048	$12.475036	$5.553673	n/a		$8.584787	n/a		n/a		n/a		$9.405834		$10.341022
Total Return *	9.80%	11.45%	7.17%	n/a		5.19%	n/a		n/a		n/a		1.41	%***	3.61	%***
Ratio of Expenses **	3.61%	3.895%	3.71%	n/a		3.695%	n/a		n/a		n/a		2.845%		2.845%

Period ended December 31, 2011

Unit Value	$9.479046	$11.193412	$5.182166	n/a		$8.160986	n/a		n/a		n/a		n/a		n/a
Total Return *	-10.98%	-7.98%	-3.95%	n/a		-25.77%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	3.61%	3.895%	3.71%	n/a		3.695%	n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	$10.648049	$12.164682	$5.395146	n/a		$10.994154	n/a		n/a		n/a		n/a		n/a
Total Return *	16.48%	21.50%	8.02%	n/a		18.01%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	3.61%	3.895%	3.71%	n/a		3.695%	n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC S&P SMid 60 Fund		JNL/MC Small Cap Index Fund		JNL/MC Technology Sector Fund		JNL/MC Utilities Sector Fund(b)		JNL/MC Value Line 30 Fund		JNL/MMRS Conservative Fund(c)		JNL/MMRS Growth Fund(c)		JNL/MMRS Moderate Fund(c)		JNL/Morgan Stanley Mid Cap Growth Fund(a)		JNL/Neuberger Berman Strategic Income Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$16.955507		$24.806629		$12.226761		$11.946061		$15.496900		$10.429832		$10.380118		$10.400011		$12.770519		$10.725547
Total Return *	2.62	%***	3.77%		19.59%		18.24	%***	6.81%		2.34	%***	-0.65	%***	1.74	%***	-1.49%		3.75%
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		0.85%		1.10%		1.10%

Period ended December 31, 2013

Unit Value	$16.358028		$23.906412		$10.223802		$9.537077		$14.508738		n/a		n/a		n/a		$12.963200		$10.338020
Total Return *	35.53%		37.26%		25.11%		-4.63	%***	4.05	%***	n/a		n/a		n/a		36.22%		-1.19%
Ratio of Expenses **	1.00%		0.85%		0.85%		1.00%		0.85%		n/a		n/a		n/a		1.10%		1.10%

Period ended December 31, 2012

Unit Value	$12.069629		$17.416440		$8.171569		n/a		$10.719987		n/a		n/a		n/a		$9.516360		$10.462631
Total Return *	12.71%		3.62	%***	-6.20	%***	n/a		8.07%		n/a		n/a		n/a		5.43	%***	0.97	%***
Ratio of Expenses **	1.00%		0.85%		0.85%		n/a		1.00%		n/a		n/a		n/a		1.10%		1.10%

Period ended December 31, 2011

Unit Value	$10.708353		$14.933609		$7.272040		n/a		$9.919046		n/a		n/a		n/a		n/a		n/a
Total Return *	-8.63%		-5.29%		-1.32%		n/a		-23.75%		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		1.00%		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	$11.719891		$15.767515		$7.369022		n/a		$13.008158		n/a		n/a		n/a		n/a		n/a
Total Return *	19.56%		25.07%		10.99%		n/a		21.23%		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.00%		1.00%		1.00%		n/a		1.00%		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MC S&P SMid 60 Fund	JNL/MC Small Cap Index Fund	JNL/MC Technology Sector Fund	JNL/MC Utilities Sector Fund(b)	JNL/MC Value Line 30 Fund	JNL/MMRS Conservative Fund(c)	JNL/MMRS Growth Fund(c)	JNL/MMRS Moderate Fund(c)	JNL/Morgan Stanley Mid Cap Growth Fund(a)	JNL/Neuberger Berman Strategic Income Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$392,884	$1,179,021	$902,611	$43,476	$432,100	$24,944	$17,561	$44,029	$84,870	$333,743
Units Outstanding (in thousands)	24,281	51,331	81,458	3,654	29,824	2,395	1,694	4,240	6,711	31,464
Investment Income Ratio *	0.62%	1.01%	0.69%	0.00%	0.23%	0.00%	0.00%	0.00%	0.00%	1.06%

Period ended December 31, 2013

Net Assets (in thousands)	$327,593	$1,167,462	$561,854	$2,976	$408,287	n/a	n/a	n/a	$59,316	$133,549
Units Outstanding (in thousands)	20,715	52,683	60,592	312	30,035	n/a	n/a	n/a	4,608	13,007
Investment Income Ratio *	1.74%	1.26%	0.72%	4.57%	1.92%	n/a	n/a	n/a	0.00%	0.19%

Period ended December 31, 2012

Net Assets (in thousands)	$181,031	$559,727	$393,847	n/a	$357,999	n/a	n/a	n/a	$11,508	$66,681
Units Outstanding (in thousands)	15,483	34,612	53,038	n/a	35,092	n/a	n/a	n/a	1,212	6,393
Investment Income Ratio *	0.84%	1.82%	0.28%	n/a	0.06%	n/a	n/a	n/a	0.67%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$158,327	$411,164	$313,873	n/a	$366,236	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	15,191	29,011	46,394	n/a	38,660	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.71%	0.77%	0.20%	n/a	0.00%	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	$174,748	$444,511	$272,752	n/a	$547,478	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	15,266	29,615	39,671	n/a	43,841	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.09%	0.65%	0.17%	n/a	0.60%	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.
(b)	Commencement of operations April 29, 2013.
(c)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$ 13.952717	$ 11.503020	$ 13.116391	$ 10.024199	$ 13.506244	$ 14.330078	$ 13.551685	$ 19.361326	$ 12.893861	$ 17.164728
Total Return *	-1.71%	-0.37%	-0.01%	-2.86%	-3.42%	6.53%	2.10%	8.51%	-2.85%	10.34%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%

Period ended December 31, 2013

Unit Value	$ 14.194996	$ 11.545747	$ 13.117925	$ 10.318816	$ 13.984681	$ 13.451379	$ 13.273272	$ 17.843244	$ 13.272425	$ 15.555573
Total Return *	21.76%	-12.35%	-5.83%	1.12%	4.36%	36.08%	32.48%	35.26%	36.78%	38.54%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%

Period ended December 31, 2012

Unit Value	$ 11.657821	$ 13.172528	$ 13.930277	$ 10.204321	$ 13.399916	$ 9.884915	$ 10.018823	$ 13.192250	$ 9.703725	$ 11.228262
Total Return *	16.25%	4.58%	3.93%	4.52%	12.60%	12.29%	15.43%	11.55%	25.76%	12.10%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%

Period ended December 31, 2011

Unit Value	$ 10.027837	$ 12.596112	$ 13.403110	$ 9.763142	$ 11.900255	$ 8.802847	$ 8.679633	$ 11.826380	$ 7.716122	$ 10.016290
Total Return *	-11.47%	7.76%	0.82%	3.18%***	0.97%	-10.69%	-11.28%	-8.61%	-20.79%	2.12%
Ratio of Expenses **	3.61%	3.61%	3.91%	3.11%	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%

Period ended December 31, 2010

Unit Value	$ 11.326454	$ 11.688683	$ 13.294261	n/a	$ 11.785726	$ 9.855985	$ 9.782878	$ 12.941093	$ 9.741513	$ 9.807963
Total Return *	11.29%	0.26%***	3.45%	n/a	11.53%	24.98%	23.18%	9.65%***	8.76%***	9.76%
Ratio of Expenses **	3.61%	3.61%	3.91%	n/a	3.61%	3.61%	3.61%	3.61%	3.51%	3.61%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund		JNL/PIMCO Total Return Bond Fund		JNL/PPM America Floating Rate Income Fund(a)		JNL/PPM America High Yield Bond Fund		JNL/PPM America Mid Cap Value Fund		JNL/PPM America Small Cap Value Fund		JNL/PPM America Value Equity Fund		JNL/Red Rocks Listed Private Equity Fund		JNL/S&P 4 Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$19.936239	$14.328320		$21.957377		$10.971037		$21.495467		$17.266208		$16.163947		$32.328263		$15.220263		$20.867215
Total Return *	0.89%	2.42%		3.10%		-0.63%		-0.72%		9.51%		4.80%		11.38	%***	-0.23%		13.43%
Ratio of Expenses **	1.00%	0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		1.00%		0.85%		0.85%

Period ended December 31, 2013

Unit Value	$19.759860	$13.990021		$21.298086		$11.041085		$21.650988		$15.766223		$15.423975		$28.490768		$15.255852		$18.396130
Total Return *	24.98%	-9.90%		-2.91%		3.43%		7.28%		39.89%		35.99%		38.69%		40.46%		42.42%
Ratio of Expenses **	1.00%	0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		1.10%		0.85%		0.85%

Period ended December 31, 2012

Unit Value	$15.809947	$15.526658		$21.935375		$10.674570		$20.180869		$11.270586		$11.342241		$20.542233		$10.861040		$12.917126
Total Return *	19.34%	2.48	%***	0.51	%***	4.60	%***	10.59	%***	12.87	%***	18.49%		14.39%		20.39	%***	1.46	%***
Ratio of Expenses **	1.00%	0.85%		0.85%		0.85%		0.85%		0.85%		1.00%		1.10%		0.85%		0.85%

Period ended December 31, 2011

Unit Value	$13.248085	$14.335478		$20.048385		$9.970069		$17.085087		$9.672001		$9.572316		$17.957638		$8.368520		$11.140221
Total Return *	-9.13%	10.61%		3.79%		-1.04	%***	3.63%		-8.42%		12.25	%***	-6.30%		-18.78%		12.09	%***
Ratio of Expenses **	1.00%	1.00%		1.00%		1.00%		1.00%		1.10%		1.00%		1.10%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	$14.579247	$12.960938		$19.316750		n/a		$16.486250		$10.561409		$10.483034		$19.164505		$10.303812		$10.595861
Total Return *	14.23%	6.65%		6.50%		n/a		14.48%		28.16%		26.31%		16.17%		25.06%		12.55%
Ratio of Expenses **	1.00%	1.00%		1.00%		n/a		1.00%		1.10%		1.10%		1.10%		1.00%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 1, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Real Return Fund	JNL/PIMCO Total Return Bond Fund	JNL/PPM America Floating Rate Income Fund(a)	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Value Equity Fund	JNL/Red Rocks Listed Private Equity Fund	JNL/S&P 4 Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$693,161	$1,317,828	$3,192,629	$1,190,883	$1,605,817	$303,240	$199,124	$202,023	$497,609	$4,667,941
Units Outstanding (in thousands)	37,217	96,758	162,080	111,124	83,318	18,261	12,753	7,084	33,704	233,025
Investment Income Ratio *	0.59%	0.70%	3.28%	2.34%	5.53%	0.51%	0.27%	5.03%	6.82%	2.34%

Period ended December 31, 2013

Net Assets (in thousands)	$601,435	$1,358,822	$3,417,014	$1,077,933	$1,571,549	$255,733	$189,982	$170,362	$494,897	$2,922,386
Units Outstanding (in thousands)	32,482	101,678	178,424	99,528	81,106	16,840	12,722	6,708	33,392	165,123
Investment Income Ratio *	1.04%	1.15%	1.11%	2.27%	6.30%	0.64%	0.43%	1.31%	8.93%	0.83%

Period ended December 31, 2012

Net Assets (in thousands)	$375,828	$2,175,079	$4,251,064	$278,372	$1,362,796	$115,388	$94,059	$112,314	$346,531	$1,217,212
Units Outstanding (in thousands)	25,292	146,138	215,752	26,438	75,591	10,587	8,512	6,164	32,794	97,619
Investment Income Ratio *	1.07%	2.08%	2.19%	3.34%	6.26%	0.37%	1.01%	1.33%	0.00%	1.89%

Period ended December 31, 2011

Net Assets (in thousands)	$284,666	$1,526,239	$2,980,927	$129,210	$870,828	$87,886	$65,195	$97,154	$308,657	$956,114
Units Outstanding (in thousands)	22,760	109,600	161,304	13,038	55,802	9,255	6,964	6,104	37,524	87,824
Investment Income Ratio *	0.62%	0.99%	3.19%	0.00%	6.97%	0.10%	0.19%	1.12%	8.66%	4.94%

Period ended December 31, 2010

Net Assets (in thousands)	$247,329	$972,580	$2,500,105	n/a	$721,610	$83,276	$58,322	$106,819	$279,890	$797,263
Units Outstanding (in thousands)	17,907	76,831	140,076	n/a	47,902	8,009	5,650	6,283	27,501	76,365
Investment Income Ratio *	0.85%	1.48%	2.29%	n/a	7.60%	0.00%	0.21%	1.21%	0.25%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations January 1, 2011.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)

Highest expense ratio
Period ended December 31, 2014

Unit Value	$17.874961	$15.548089	$9.425466		$19.046941	$14.048148	$10.847182	$13.923369	$12.038796	$12.646828	$11.210961
Total Return *	6.15%	9.77%	-5.92	%***	13.85%	2.65%	-0.62%	1.69%	0.21%	0.40%	10.80	%***
Ratio of Expenses **	3.61%	3.51%	1.25%		3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	2.65%

Period ended December 31, 2013

Unit Value	$16.838644	$14.163602	n/a		$16.729426	$13.685008	$10.914940	$13.691565	$12.013979	$12.596786	n/a
Total Return *	37.87%	26.27%	n/a		44.63%	21.14%	0.73%	18.01%	6.42%	11.29%	n/a
Ratio of Expenses **	3.61%	3.51%	n/a		3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a

Period ended December 31, 2012

Unit Value	$12.213561	$11.216816	n/a		$11.566954	$11.296479	$10.835956	$11.601845	$11.289240	$11.318630	n/a
Total Return *	12.48%	8.90%	n/a		10.05%	11.57%	4.82%	11.03%	6.89%	9.26%	n/a
Ratio of Expenses **	3.61%	3.51%	n/a		3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a

Period ended December 31, 2011

Unit Value	$10.858481	$10.299783	n/a		$10.510325	$10.125196	$10.337958	$10.449663	$10.561571	$10.359662	n/a
Total Return *	6.62%	8.56%	n/a		2.75%	-8.29%	-0.61%	-6.74%	-2.81%	-5.14%	n/a
Ratio of Expenses **	3.61%	3.51%	n/a		3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a

Period ended December 31, 2010

Unit Value	$10.184414	$9.488017	n/a		$10.229163	$11.040307	$10.401392	$11.205082	$10.867131	$10.920968	n/a
Total Return *	8.63%	14.16%	n/a		10.33%	12.78%	4.76%	11.79%	7.27%	8.73%	n/a
Ratio of Expenses **	3.61%	3.51%	n/a		3.61%	3.75%	3.695%	3.80%	3.695%	4.01%	n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Competitive Advantage Fund		JNL/S&P Dividend Income & Growth Fund		JNL/S&P International 5 Fund(b)		JNL/S&P Intrinsic Value Fund		JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund		JNL/S&P Managed Moderate Growth Fund		JNL/S&P Mid 3 Fund(a)

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$21.731616		$18.769716		$9.436455		$23.157505		$22.261653	$14.294772	$22.245717	$15.865164		$20.928576		$11.344545
Total Return *	13.35	%***	7.26	%***	-1.26	%***	16.41	%***	5.52%	2.09%	4.58%	2.94%		3.47%		10.07	%***
Ratio of Expenses **	0.85%		0.85%		0.85%		0.85%		1.00%	1.00%	1.00%	1.00%		1.00%		0.85%

Period ended December 31, 2013

Unit Value	$19.734087		$16.498730		n/a		$19.606971		$21.097901	$14.001567	$21.271309	$15.411454		$20.227633		n/a
Total Return *	41.51%		29.48%		n/a		48.46%		24.52%	3.48%	21.36%	9.33%		14.69%		n/a
Ratio of Expenses **	1.00%		1.00%		n/a		1.00%		1.00%	1.00%	1.00%	1.00%		1.00%		n/a

Period ended December 31, 2012

Unit Value	$13.944943		$12.742209		n/a		$13.207260		$16.943113	$13.530606	$17.526999	$14.096669		$17.636234		n/a
Total Return *	15.46%		11.68%		n/a		12.97%		14.69%	7.69%	14.19%	9.82%		12.60%		n/a
Ratio of Expenses **	1.00%		1.00%		n/a		1.00%		1.00%	1.00%	1.00%	1.00%		1.00%		n/a

Period ended December 31, 2011

Unit Value	$12.077498		$11.409605		n/a		$11.690770		$14.773287	$12.564577	$15.349276	$12.836407		$15.662054		n/a
Total Return *	9.43%		11.31%		n/a		5.46%		-5.74%	2.10%	-4.10%	-0.16	%***	-2.25	%***	n/a
Ratio of Expenses **	1.00%		1.00%		n/a		1.00%		1.00%	1.00%	1.00%	1.00%		1.00%		n/a

Period ended December 31, 2010

Unit Value	$11.036703		$10.250525		n/a		$11.085669		$15.672705	$12.306413	$16.005626	$12.777857		$15.820096		n/a
Total Return *	11.50%		17.06%		n/a		13.25%		15.92%	7.62%	14.96%	10.09%		11.94%		n/a
Ratio of Expenses **	1.00%		1.00%		n/a		1.00%		1.00%	1.00%	1.00%	1.10%		1.10%		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund(b)	JNL/S&P Intrinsic Value Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund	JNL/S&P Mid 3 Fund(a)

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$768,629	$2,242,010	$2,469	$1,041,965	$1,593,831	$1,508,870	$4,602,747	$3,148,395	$5,884,253	$80,071
Units Outstanding (in thousands)	37,055	125,003	262	47,113	77,401	111,332	223,764	208,440	304,433	7,084
Investment Income Ratio *	0.30%	1.36%	0.00%	0.88%	0.47%	0.29%	0.53%	0.20%	0.23%	0.00%

Period ended December 31, 2013

Net Assets (in thousands)	$616,476	$1,781,588	n/a	$605,777	$1,425,616	$1,567,878	$4,178,451	$3,071,065	$5,616,026	n/a
Units Outstanding (in thousands)	32,284	111,465	n/a	31,928	72,852	117,677	211,960	208,670	299,937	n/a
Investment Income Ratio *	0.69%	1.89%	n/a	1.16%	0.72%	0.58%	0.90%	0.47%	0.50%	n/a

Period ended December 31, 2012

Net Assets (in thousands)	$293,492	$822,731	n/a	$230,392	$988,005	$1,688,160	$3,014,831	$2,671,615	$4,454,811	n/a
Units Outstanding (in thousands)	21,654	66,373	n/a	17,949	62,719	130,695	184,990	197,840	272,199	n/a
Investment Income Ratio *	0.65%	1.67%	n/a	0.91%	0.94%	2.59%	1.27%	1.88%	1.55%	n/a

Period ended December 31, 2011

Net Assets (in thousands)	$153,398	$529,069	n/a	$197,440	$748,866	$1,187,614	$2,273,056	$1,942,414	$3,240,548	n/a
Units Outstanding (in thousands)	12,987	47,429	n/a	17,293	54,285	98,525	158,754	157,318	222,293	n/a
Investment Income Ratio *	1.01%	1.84%	n/a	0.97%	0.66%	2.39%	0.73%	1.97%	1.64%	n/a

Period ended December 31, 2010

Net Assets (in thousands)	$83,408	$216,196	n/a	$105,541	$694,558	$886,035	$1,946,317	$1,514,845	$2,629,579	n/a
Units Outstanding (in thousands)	7,689	21,452	n/a	9,700	47,392	74,750	130,135	122,023	176,006	n/a
Investment Income Ratio *	0.75%	1.79%	n/a	0.75%	0.76%	2.60%	1.05%	2.16%	1.39%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 28, 2014.
(b)	Commencement of operations September 15, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)		JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Highest expense ratio
Period ended December 31, 2014

Unit Value	$15.994421	$9.538972		$30.831434	$48.770099	$8.594441	$17.534083	$25.197477	$7.714836	$23.761523
Total Return *	11.78%	-4.61	%***	4.54%	8.50%	-3.14%	8.90%	5.77%	-3.68%	7.29%
Ratio of Expenses **	3.61%	1.25%		3.91%	3.91%	3.61%	3.91%	3.80%	3.75%	3.70%

Period ended December 31, 2013

Unit Value	$14.308556	n/a		$29.492504	$44.948972	$8.872603	$16.100834	$23.823488	$8.009515	$22.147785
Total Return *	46.30%	n/a		33.35%	31.27%	-3.45%	31.88%	14.88%	-3.68%	26.29%
Ratio of Expenses **	3.61%	n/a		3.91%	3.91%	3.61%	3.91%	3.80%	3.75%	3.70%

Period ended December 31, 2012

Unit Value	$9.780077	n/a		$22.116964	$34.241931	$9.189697	$12.209024	$20.737850	$8.315507	$17.537698
Total Return *	17.50%	n/a		14.27%	9.22%	-1.20%	14.74%	5.98%	-3.69%	12.11%
Ratio of Expenses **	3.61%	n/a		3.91%	3.91%	3.61%	3.91%	3.80%	3.75%	3.70%

Period ended December 31, 2011

Unit Value	$8.323496	n/a		$19.355494	$31.351508	$9.301062	$10.640263	$19.567657	$8.634066	$15.643046
Total Return *	-8.75%	n/a		-4.96%	-5.23%	-2.21%	-5.82%	-0.57%	-3.67%	-5.61%
Ratio of Expenses **	3.61%	n/a		3.91%	3.91%	3.61%	3.91%	3.80%	3.75%	3.70%

Period ended December 31, 2010

Unit Value	$9.121174	n/a		$20.365095	$33.080837	$9.510825	$11.297764	$19.680014	$8.962684	$16.572366
Total Return *	6.18%	n/a		12.29%	22.96%	-0.72%	11.45%	6.70%	-3.68%	9.57%
Ratio of Expenses **	3.61%	n/a		3.91%	3.91%	3.61%	3.91%	3.80%	3.75%	3.70%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Fund		JNL/Scout Unconstrained Bond Fund(a)		JNL/T. Rowe Price Established Growth Fund		JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund		JNL/T. Rowe Price Value Fund		JNL/WMC Balanced Fund		JNL/WMC Money Market Fund		JNL/WMC Value Fund

Lowest expense ratio
Period ended December 31, 2014

Unit Value	$19.445573		$9.564819		$56.232932		$86.374715	$10.919125		$27.470071		$44.970145		$13.634536		$33.080372
Total Return *	12.91	%***	-3.82	%***	7.79%		11.71%	-0.42%		12.29%		8.93%		-0.84%		10.22%
Ratio of Expenses **	0.85%		0.85%		0.85%		1.00%	0.85%		0.85%		0.85%		0.85%		1.00%

Period ended December 31, 2013

Unit Value	$16.769144		n/a		$52.169689		$77.323934	$10.965640		$24.464416		$41.281946		$13.750691		$30.012344
Total Return *	50.17%		n/a		37.49%		35.15%	-0.75%		35.97%		18.32%		-0.85%		29.74%
Ratio of Expenses **	1.00%		n/a		0.85%		1.00%	0.85%		0.85%		0.85%		0.85%		1.00%

Period ended December 31, 2012

Unit Value	$11.166615		n/a		$37.943892		$57.215482	$11.048330		$17.991908		$34.890392		$13.867935		$23.132132
Total Return *	20.62%		n/a		6.85	%***	12.45%	-0.12	%***	15.29	%***	-0.97	%***	-0.30	%***	15.19%
Ratio of Expenses **	1.00%		n/a		0.85%		1.00%	0.85%		0.85%		0.85%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	$9.258036		n/a		$31.410950		$50.879218	$10.785135		$14.943349		$31.176294		$13.642602		$20.081933
Total Return *	-6.34%		n/a		-2.16%		-2.44%	0.37%		-3.05%		2.24%		-0.99%		-3.03%
Ratio of Expenses **	1.00%		n/a		1.00%		1.00%	1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2010

Unit Value	$9.884599		n/a		$32.104002		$52.149990	$10.745000		$15.412882		$30.491815		$13.778726		$20.709679
Total Return *	8.98%		n/a		15.60%		26.59%	1.91%		14.74%		9.73%		-1.00%		12.57%
Ratio of Expenses **	1.00%		n/a		1.00%		1.00%	1.00%		1.00%		1.00%		1.00%		1.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

**
Annualized contract expenses of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 28, 2014.

Jackson National Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund(a)	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/WMC Balanced Fund	JNL/WMC Money Market Fund	JNL/WMC Value Fund

Investment Division data
Period ended December 31, 2014

Net Assets (in thousands)	$582,104	$15,935	$2,315,476	$2,578,873	$818,121	$1,326,726	$4,024,876	$1,216,576	$668,419
Units Outstanding (in thousands)	31,339	1,668	46,745	33,064	78,980	52,688	100,337	101,006	21,405
Investment Income Ratio *	1.00%	0.00%	0.00%	0.15%	1.19%	0.81%	1.30%	0.00%	1.47%

Period ended December 31, 2013

Net Assets (in thousands)	$362,318	n/a	$2,019,757	$2,161,052	$697,296	$969,477	$3,194,549	$1,268,083	$638,676
Units Outstanding (in thousands)	22,353	n/a	44,000	30,964	66,830	43,153	86,719	104,583	22,497
Investment Income Ratio *	1.27%	n/a	0.08%	0.00%	1.34%	1.29%	1.49%	0.00%	1.92%

Period ended December 31, 2012

Net Assets (in thousands)	$112,891	n/a	$1,325,286	$1,472,007	$647,091	$570,473	$2,294,283	$1,195,108	$430,498
Units Outstanding (in thousands)	10,415	n/a	39,723	28,527	61,301	34,539	73,604	97,907	19,603
Investment Income Ratio *	0.96%	n/a	0.00%	0.21%	1.03%	1.32%	1.33%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$80,015	n/a	$901,594	$1,176,491	$493,477	$431,971	$1,709,811	$1,010,793	$362,133
Units Outstanding (in thousands)	8,851	n/a	31,868	25,681	47,268	30,832	59,618	82,015	18,923
Investment Income Ratio *	1.22%	n/a	0.00%	0.02%	1.27%	1.37%	1.18%	0.00%	1.03%

Period ended December 31, 2010

Net Assets (in thousands)	$64,956	n/a	$782,772	$981,793	$334,098	$411,509	$1,228,148	$676,914	$353,077
Units Outstanding (in thousands)	6,691	n/a	27,158	21,009	31,935	28,398	43,834	54,428	17,861
Investment Income Ratio *	0.74%	n/a	0.04%	0.20%	1.38%	1.03%	1.44%	0.00%	1.02%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the underlying Fund.

(a)	Commencement of operations April 28, 2014.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
Contract Owners of Jackson National Separate Account I:

We have audited the accompanying statement of assets and liabilities of each Investment Division within Jackson National Separate Account I (the “Company”), as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each Investment Division within the Company as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 25, 2015

KPMG LLP is a Delaware limited liability partnership,the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company and Subsidiaries

Index to Consolidated Financial Statements
December 31, 2014 and 2013

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated income statements, consolidated statements of comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
March 6, 2015

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

1

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2014	2013
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2014, $48,245,495; 2013, $48,620,014, including $142,642 and $164,803 at fair value under the fair value option at December 31, 2014 and 2013, respectively)	$50,978,577	$49,729,105
Trading securities, at fair value	530,418	541,228
Commercial mortgage loans, net of allowance	5,998,253	6,080,080
Policy loans (includes $3,156,550 and $3,131,161 at fair value under the fair value option at
December 31, 2014 and 2013, respectively)	4,477,083	4,477,040
Derivative instruments	1,428,084	1,267,974
Other invested assets (includes $1,176,633 and $1,310,369 at fair value under the fair value option
at December 31, 2014 and 2013, respectively)	1,381,684	1,470,800
Total investments	64,794,099	63,566,227
Cash and cash equivalents	1,399,091	986,383
Accrued investment income	687,503	682,149
Deferred acquisition costs	7,455,336	6,212,220
Reinsurance recoverable	9,323,159	9,285,104
Deferred income taxes, net	13,956	110,393
Other assets	1,119,762	2,192,276
Separate account assets	127,459,274	108,787,279
Total assets	$212,252,180	$191,822,031

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$13,574,469	$11,974,963
Other contract holder funds	57,685,319	57,884,519
Funds held under reinsurance treaties, at fair value under fair value option	3,431,854	3,396,987
Debt	328,737	284,489
Securities lending payable	196,633	95,754
Derivative instruments	391,805	852,953
Other liabilities	2,542,453	2,506,665
Separate account liabilities	127,459,274	108,787,279
Total liabilities	205,610,544	185,783,609

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13,800	13,800
Additional paid-in capital	3,816,079	3,801,965
Shares held in trust	(27,084)	(22,752)
Equity compensation reserve	14,130	18,448
Accumulated other comprehensive income, net of tax expense (benefit)
of $398,736 in 2014 and $(113,674) in 2013	1,478,565	526,947
Retained earnings	1,311,175	1,657,406
Total stockholder's equity	6,606,665	5,995,814
Noncontrolling interests	34,971	42,608
Total equity	6,641,636	6,038,422
Total liabilities and equity	$212,252,180	$191,822,031

See accompanying Notes to Consolidated Financial Statements.

2

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Revenues
Fee income	$4,512,152	$3,801,275	$2,787,122
Premium	264,341	286,771	176,270
Net investment income	3,002,581	3,144,646	2,780,562
Net realized losses on investments:
Total other-than-temporary impairments	(56,161)	(49,930)	(172,730)
Portion of other-than-temporary impairments included in
other comprehensive income	29,549	29,146	85,876
Net other-than-temporary impairments	(26,612)	(20,784)	(86,854)
Other net investment losses	(3,377,910)	(1,969,669)	(630,252)
Total net realized losses on investments	(3,404,522)	(1,990,453)	(717,106)
Other income	98,338	154,714	80,056
Total revenues	4,472,890	5,396,953	5,106,904
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,183,680	1,026,392	614,214
Interest credited on other contract holder funds, net of deferrals	1,563,202	1,636,071	1,460,021
Interest expense	38,417	42,036	44,561
Operating costs and other expenses, net of deferrals	1,616,062	1,480,719	1,251,244
Amortization of deferred acquisition and sales inducement costs	(263,564)	284,618	443,676
Total benefits and expenses	4,137,797	4,469,836	3,813,716
Pretax income before noncontrolling interests	335,093	927,117	1,293,188
Income tax (benefit) expense	(10,407)	166,997	355,433
Net income	345,500	760,120	937,755
Less: Net (loss) income attributable to noncontrolling interests	(5,269)	4,958	(1,736)
Net income attributable to Jackson	$350,769	$755,162	$939,491

See accompanying Notes to Consolidated Financial Statements.

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Net income	$345,500	$760,120	$937,755

Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities not other-than-temporarily impaired (net of tax expense (benefit) of: 2014 $543,831; 2013 $(807,429); 2012 $403,751)	1,007,605	(1,487,770)	764,562

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2014 $8,410; 2013 $7,984; 2012 $25,563)	(15,618)	(14,826)	(47,474)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2014 $23,011; 2013 $43,708; 2012 $27,836)	(42,737)	(81,170)	(51,696)

Total other comprehensive income (loss)	949,250	(1,583,766)	665,392
Comprehensive income (loss)	1,294,750	(823,646)	1,603,147
Less: Comprehensive (loss) income attributable to noncontrolling interests	(7,637)	1,876	13,003
Comprehensive income (loss) attributable to Jackson	$1,302,387	$(825,522)	$1,590,144

See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In thousands)

					Accumulated
		Additional		Equity	Other		Total	Non-
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's	Controlling	Total
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity	Interests	Equity
Balances as of December 31, 2011	$13,800	$3,730,901	$(16,779)	$7,967	$1,456,978	$869,753	$6,062,620	$27,729	$6,090,349
Net income	—	—	—	—	—	939,491	939,491	(1,736)	937,755
Change in unrealized investment gains and losses, net of tax	—	—	—	—	650,653	—	650,653	14,739	665,392
Capital contribution	—	36,011	—	—	—	—	36,011	—	36,011
Dividends to stockholder	—	—	—	—	—	(400,000)	(400,000)	—	(400,000)
Shares acquired at cost	—	—	(25,220)	—	—	—	(25,220)	—	(25,220)
Shares distributed at cost	—	—	16,934	—	—	—	16,934	—	16,934
Reserve for equity compensation plans	—	—	—	17,107	—	—	17,107	—	17,107
Fair value of shares issued under equity
compensation plans	—	—	—	(12,131)	—	—	(12,131)	—	(12,131)
Balances as of December 31, 2012	13,800	3,766,912	(25,065)	12,943	2,107,631	1,409,244	7,285,465	40,732	7,326,197

Net income	—	—	—	—	—	755,162	755,162	4,958	760,120
Change in unrealized investment gains and losses, net of tax	—	—	—	—	(1,580,684)	—	(1,580,684)	(3,082)	(1,583,766)
Capital contribution	—	35,053	—	—	—	—	35,053	—	35,053
Dividends to stockholder	—	—	—	—	—	(507,000)	(507,000)	—	(507,000)
Shares acquired at cost	—	—	(21,208)	—	—	—	(21,208)	—	(21,208)
Shares distributed at cost	—	—	23,521	—	—	—	23,521	—	23,521
Reserve for equity compensation plans	—	—	—	13,129	—	—	13,129	—	13,129
Fair value of shares issued under equity
compensation plans	—	—	—	(7,624)	—	—	(7,624)	—	(7,624)
Balances as of December 31, 2013	13,800	3,801,965	(22,752)	18,448	526,947	1,657,406	5,995,814	42,608	6,038,422

Net income	—	—	—	—	—	350,769	350,769	(5,269)	345,500
Change in unrealized investment gains and losses, net of tax	—	—	—	—	951,618	—	951,618	(2,368)	949,250
Capital contribution	—	14,114	—	—	—	—	14,114	—	14,114
Dividends to stockholder	—	—	—	—	—	(697,000)	(697,000)	—	(697,000)
Shares acquired at cost	—	—	(32,640)	—	—	—	(32,640)	—	(32,640)
Shares distributed at cost	—	—	28,308	—	—	—	28,308	—	28,308
Reserve for equity compensation plans	—	—	—	10,266	—	—	10,266	—	10,266
Fair value of shares issued under equity
compensation plans	—	—	—	(14,584)	—	—	(14,584)	—	(14,584)
Balances as of December 31, 2014	$13,800	$3,816,079	$(27,084)	$14,130	$1,478,565	$1,311,175	$6,606,665	$34,971	$6,641,636

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities:
Net income	$345,500	$760,120	$937,755
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized gains on investments	(83,997)	(81,145)	(28,487)
Net losses on derivatives	3,236,398	1,865,137	585,288
Interest credited on other contract holder funds, gross	1,577,180	1,650,459	1,473,482
Mortality, expense and surrender charges	(745,227)	(743,799)	(462,531)
Amortization of discount and premium on investments	67,724	49,408	39,699
Deferred income tax expense	(415,974)	277,078	53,323
Share-based compensation	46,384	39,947	32,946
Change in:
Accrued investment income	(5,354)	(3,707)	(10,276)
Deferred sales inducements and acquisition costs	(1,387,067)	(848,133)	(832,841)
Trading portfolio activity, net	10,810	(128,415)	(88,260)
Income taxes receivable (payable)	134,624	86,261	25,030
Other assets and liabilities, net	395,956	85,812	245,722
Net cash provided by operating activities	3,176,957	3,009,023	1,970,850

Cash flows from investing activities:
Sales, maturities and repayments of:
Fixed maturities	5,644,799	5,798,733	6,507,615
Commercial mortgage loans	1,392,066	1,339,273	918,780
Purchases of:
Fixed maturities	(5,242,317)	(5,543,494)	(5,294,561)
Commercial mortgage loans	(1,314,647)	(1,654,026)	(1,137,725)
Purchase of REALIC, net of cash acquired	—	(17,696)	(354,172)
Other investing activities	(1,087,486)	(2,489,841)	(1,413,375)
Net cash used in investing activities	(607,585)	(2,567,051)	(773,438)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	26,279,026	25,196,030	23,226,461
Withdrawals	(13,386,586)	(11,810,633)	(9,101,692)
Net transfers to separate accounts	(14,267,126)	(14,094,490)	(14,164,019)
Net (payments on) proceeds from repurchase agreements	(125,646)	415,271	(100,709)
Net proceeds from (payments on) Federal Home Loan Bank notes	—	200,000	(150,000)
Net proceeds from (payments on) debt	45,000	(7,500)	(5,000)
Shares held in trust at cost, net	(4,332)	2,313	(8,286)
Payment of cash dividends to Parent	(697,000)	(507,000)	(400,000)
Net cash used in financing activities	(2,156,664)	(606,009)	(703,245)

Net increase (decrease) in cash and cash equivalents	412,708	(164,037)	494,167

Cash and cash equivalents, beginning of year	986,383	1,150,420	656,253
Cash and cash equivalents, end of year	$1,399,091	$986,383	$1,150,420

Supplemental Cash Flow Information
Income tax paid (received)	$256,829	$(241,921)	$241,201
Interest paid	$21,798	$21,900	$22,011

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

1.	Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:

•
Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Squire Reassurance Company LLC (“Squire Re”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;

•
Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

•	PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides information technology services to Jackson and certain affiliates;
•	Hermitage Management, LLC, a wholly owned subsidiary that holds and manages certain real estate related investments;
•	Other insignificant wholly owned subsidiaries; and
•	Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson has a controlling interest or is deemed the primary beneficiary.

Acquisition
On September 4, 2012, the Company acquired 100% of the equity of SRLC America Holding Corp. (“SRLC”) from Swiss Re Life Capital Ltd (“Swiss Re”) for a preliminary purchase price of $663.3 million, which was reduced by a $73.9 million current net operating loss carryback income tax recoverable, resulting in an initial cash payment of $589.4 million at the time of sale. Subsequent adjustments through December 31, 2012 reduced the preliminary purchase price from $663.3 million to $587.3 million, which was subject to final agreement with Swiss Re. In 2013, after finalizing the opening balance sheet and the resolution of purchase price discussions with Swiss Re, the final purchase price was settled at $605.1 million.

SRLC’s primary subsidiary was Reassure America Life Insurance Company (“REALIC”), which was merged into Jackson as of December 31, 2012. REALIC’s primary business activity involved the acquisition of blocks of life insurance, including corporate owned life insurance, disability income and/or annuity contracts in force. In addition to REALIC, SRLC had other insignificant subsidiaries. Subsequent to the purchase, SRLC was dissolved and its subsidiaries became direct subsidiaries of Jackson.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2013 notes to the consolidated financial statements have been reclassified to conform to the 2014 presentation.

During 2014, the Company identified certain balance sheet misclassifications through the application of its internal controls over financial reporting. After consideration was given to both qualitative and quantitative factors, the misclassifications were considered to be immaterial to the previously issued December 31, 2013 consolidated financial statements. The 2013 balances were corrected and resulted in a reduction of reinsurance recoverable and reserves for future policy benefits and claims payable of $761.6 million and a reclassification from reserves for future policy benefits and claims payable to other contract holder funds of $4,411.4 million. These items had no impact on the consolidated income statements, consolidated statements of comprehensive income, consolidated statements of equity or consolidated statements of cash flows.

7

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to establishment of loan loss reserves, allowances on receivables, liabilities for lawsuits and state guaranty fund assessments; 7) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” in order to explicitly define the financial statement presentation requirements in GAAP. ASU No. 2013-11 provides that unrecognized tax benefits should be presented as a reduction of a deferred tax asset for a net operating loss or other tax credit carryforward when settlement in this manner is available under the tax law. Effective January 1, 2014, the Company adopted ASU No. 2013-11 with no impact on the Company’s consolidated financial statements.

In June 2013, the FASB issued ASU No. 2013-08, “Financial Services – Investment Companies – Amendments to the Scope, Measurement, and Disclosure Requirements,” which amends the criteria a company must meet to qualify as an investment company and provides comprehensive accounting guidance for assessing whether an entity is an investment company. Effective January 1, 2014, the Company adopted ASU No. 2013-08 with no impact on the Company’s consolidated financial statements.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2014, the FASB issued ASU No. 2014-15, “Presentation of Financial Statements – Going Concern,” which defines management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern and to provide related disclosures in the footnotes. Management is required to evaluate for each annual period whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued, or available to be issued. ASU No. 2014-15 is effective for periods beginning after December 15, 2016 and is not expected to have an impact on the Company’s consolidated financial statements.

In June 2014, the FASB issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures.” The new guidance changes the accounting for repurchase-to-maturity transactions and repurchase financing such that they will be consistent with secured borrowing accounting. In addition, the guidance requires new disclosures for all repurchase agreements and securities lending transactions. ASU No. 2014-11 is effective for periods beginning after December 15, 2014 and is not expected to have a material impact on the Company’s consolidated financial statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which clarifies the principles of recognizing revenue. This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. The FASB defines a five-step process which systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. This guidance does not apply to insurance contracts within the scope of Accounting Standards Codification Topic 944, “Financial Services – Insurance.” Early adoption is not permitted. ASU No. 2014-09 is effective retrospectively for periods beginning after December 15, 2016. The Company is currently assessing the impact of the guidance on the Company’s consolidated financial statements and disclosures.

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $662.8 million and $826.3 million as of December 31, 2014 and 2013, respectively.

Fixed maturities are generally classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, impairments or allowance for loan losses.

On a periodic basis, the Company assesses the commercial mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process and a portfolio reserve for probable incurred but not specifically identified losses for performing loans. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. In determining the portfolio reserve for incurred but not specifically identified losses, Jackson considers the current credit composition of the portfolio based on the results of its loan modeling analysis, which considers property type, default statistics, historical losses and other relevant factors to determine probability of default and other default loss estimates. Model assumptions are updated each quarter and, based upon actual loan

9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

experience, are considered together with other relevant qualitative factors in making the final portfolio reserve calculations. The valuation allowance for commercial mortgage loans can increase or decrease from period to period based on these factors. Changes in the allowance for loan losses are recorded in net investment income.

Separately, the Company also reviews individual loans in the portfolio for impairment based on an assessment of the factors identified above. Impairment charges recognized are recorded initially against the established loan loss allowance and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. In connection with the acquisition of REALIC, the Company elected the fair value option upon acquisition of policy loans held as collateral for reinsurance, further described below. At December 31, 2014 and 2013, $3.2 billion and $3.1 billion of these loans were carried at fair value, respectively, which the Company believes is equal to the unpaid principal balances plus accrued investment income. At both December 31, 2014 and 2013, the Company had $1.3 billion of policy loans not held as collateral for reinsurance, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in limited partnerships and real estate. The Company has elected the fair value option for limited partnerships, which is consistent with the role of these investments within the investment portfolio. Carrying values for limited partnership investments are determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value.

Real estate is carried at the lower of depreciated cost or fair value.

The Company holds interests in VIEs that represent primary beneficial interests. These consolidated VIEs are comprised of entities structured to hold and manage investments.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

In connection with the acquisition of REALIC, the Company elected the fair value option for certain assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

The changes in unrealized gains and losses on certain investments, which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Derivative Instruments and Embedded Derivatives
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2014, 2013, or 2012.

The Company generally uses freestanding derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered

10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

in connection with variable annuities issued by the Company, may contain embedded derivative instruments. Further details regarding Jackson’s derivative positions are included in Note 4. The Company generally does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from freestanding derivative instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in net income, as further detailed in Note 4.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Limited partnership interests and those embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred acquisition costs decreased by $725.9 million and $591.0 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.4% for both 2014 and 2013, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2014 and 2013, projected returns after the next five years were set at 7.4%. At December 31, 2014 and 2013, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2014, 2013, and 2012.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

equity as a component of other comprehensive income. At December 31, 2014 and 2013, deferred sales inducements decreased by $129.9 million and $104.8 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2014, 2013, and 2012.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business. Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers. Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

In connection with and prior to the previously mentioned acquisition, REALIC entered into three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC.

As a result of these retro treaties, the Company holds certain assets, primarily in the form of policy loans and fixed maturities, as collateral for the reinsurance recoverable. Investment income and realized gains or losses earned on assets held as collateral are paid by the Company to SRZ, pursuant to the terms of the treaties. Investment income and realized gains and losses are reported net of investment income and realized gains and losses on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, at acquisition, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Value of Business Acquired
As a result of the acquisition of SRLC in 2012, the Company recorded an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for the acquired traditional life insurance products and deferred annuity contracts, as a result of the acquisition of SRLC. This intangible asset will be amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that aren’t included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the lesser of the amount calculated on a separate company basis or Jackson’s pro-rata share of the actual liability as determined under the consolidated return taking into account only Jackson and Brooke Life.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Mortality assumptions range from 25% to 175% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.5% to 6.0%. Lapse and expense assumptions are based on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserves is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business. For deferred annuities, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. For the fixed option on variable annuities, guaranteed investment contracts and other

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

investment contracts, the liability is the policyholder’s account value. The liability for index linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract and 2) the fair value of the embedded option component of the contract.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in other investment losses.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company’s financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2014 and 2013, the assets and liabilities associated with variable life and annuity contracts were $127.5 billion and $108.8 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 9 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account – II, which had balances of $332.0 million and $290.6 million at December 31, 2014 and 2013, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance. Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding. Refer to Note 10 for further information regarding the Company’s debt.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Share-Based Compensation
As more fully described in Note 14, the Company has certain share award plans that are either equity settled or liability settled. For equity settled share award plans, the Company recognizes compensation expense based on a grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model, ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, the associated compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to cash settlement alternatives.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 6, 2015, which is the date the consolidated financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2014, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2014, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $256.6 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of TotalFixed MaturitiesCarrying Value
Investment Rating	December 31, 2014
AAA	22.2%
AA	6.4%
A	31.6%
BBB	34.8%
Investment grade	95.0%
BB	2.8%
B and below	2.2%
Below investment grade	5.0%
Total fixed maturities	100.0%

At December 31, 2014, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 83% were investment grade, 7% were below investment grade and 10% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 28% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2014, the industries accounting for the larger percentage of unrealized losses included energy (31% of fixed maturities gross unrealized losses) and basic industry (8%). The largest unrealized loss related to a single corporate obligor was $7.4 million at December 31, 2014.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale fixed maturities, including $142.6 million and $164.8 million in securities carried at fair value under the fair value option, were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2014	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$4,839,189	$318,904	$23,373	$5,134,720	$—
Other government securities	1,061,471	5,088	9,445	1,057,114	—
Public utilities	4,197,016	445,398	5,803	4,636,611	—
Corporate securities	31,436,874	1,923,803	191,462	33,169,215	—
Residential mortgage-backed	2,365,030	90,801	23,545	2,432,286	(46,350)
Commercial mortgage-backed	3,397,229	226,476	16,766	3,606,939	137
Other asset-backed securities	948,686	28,005	34,999	941,692	(21,846)
Total fixed maturities	$48,245,495	$3,038,475	$305,393	$50,978,577	$(68,059)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2013	Cost (1)	Gains	Losses	Value	OTTI (2)
Fixed Maturities
U.S. government securities	$4,923,547	$116,113	$522,827	$4,516,833	$—
Other government securities	1,160,904	247	163,165	997,986	(150)
Public utilities	4,190,566	323,127	61,707	4,451,986	—
Corporate securities	30,876,619	1,732,115	550,449	32,058,285	—
Residential mortgage-backed	2,901,888	61,468	60,532	2,902,824	(17,496)
Commercial mortgage-backed	3,578,810	293,747	45,670	3,826,887	(4,154)
Other asset-backed securities	987,680	19,266	32,642	974,304	(3,790)
Total fixed maturities	$48,620,014	$2,546,083	$1,436,992	$49,729,105	$(25,590)

(1)Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

(2) Represents the amount of non-credit OTTI gains (losses) recognized in other comprehensive income on securities for which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2014, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized (1)	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Due in 1 year or less	$1,492,621	$26,739	$90	$1,519,270
Due after 1 year through 5 years	8,990,596	775,738	8,001	9,758,333
Due after 5 years through 10 years	22,076,976	1,165,875	138,291	23,104,560
Due after 10 years through 20 years	2,967,120	246,546	9,184	3,204,482
Due after 20 years	6,007,237	478,295	74,517	6,411,015
Residential mortgage-backed	2,365,030	90,801	23,545	2,432,286
Commercial mortgage-backed	3,397,229	226,476	16,766	3,606,939
Other asset-backed securities	948,686	28,005	34,999	941,692
Total	$48,245,495	$3,038,475	$305,393	$50,978,577

(1)Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

18

 Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Fixed maturities with a carrying value of $116.0 million and $105.4 million at December 31, 2014 and 2013, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

At December 31, 2014 and 2013, fixed maturities include $129.7 million and $144.6 million, respectively, held in trust pursuant to the retro treaties with SRZ.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
Prime	$404,048	$17,209	$3,973	$417,284
Alt-A	361,607	19,156	2,854	377,909
Subprime	371,339	7,715	13,931	365,123
Total non-agency RMBS	$1,136,994	$44,080	$20,758	$1,160,316

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value
Prime	$516,277	$13,852	$6,730	$523,399
Alt-A	443,920	6,093	5,451	444,562
Subprime	442,376	6,433	25,475	423,334
Total non-agency RMBS	$1,402,573	$26,378	$37,656	$1,391,295

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2014			December 31, 2013

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$518	$36,181	4	$40,578	$1,090,585	10
Other government securities	100	31,717	2	81,564	556,464	34
Public utilities	496	47,956	12	48,065	978,938	90
Corporate securities	95,577	2,722,165	267	398,549	8,198,063	693
Residential mortgage-backed	1,190	109,022	20	21,660	747,039	77
Commercial mortgage-backed	728	171,336	10	23,436	772,286	61
Other asset-backed securities	13,647	201,095	31	2,454	201,089	31
Total temporarily impaired
securities	$112,256	$3,319,472	346	$616,306	$12,544,464	996

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$22,854	$1,387,984	14	$482,249	$1,631,975	11
Other government securities	9,345	577,550	22	81,601	352,888	14
Public utilities	5,307	195,916	29	13,642	84,753	22
Corporate securities	95,886	2,658,508	255	151,900	1,176,967	142
Residential mortgage-backed	22,355	385,243	91	38,872	614,345	142
Commercial mortgage-backed	16,038	319,483	36	22,234	132,909	21
Other asset-backed securities	21,352	165,403	26	30,188	164,027	28
Total temporarily impaired
securities	$193,137	$5,690,087	473	$820,686	$4,157,864	380

	Total			Total
	Gross			Gross
	Unrealized		# of	Unrealized		# of
	Losses	Fair Value	securities	Losses	Fair Value	securities
U.S. government securities	$23,372	$1,424,165	18	$522,827	$2,722,560	21
Other government securities	9,445	609,267	24	163,165	909,352	48
Public utilities	5,803	243,872	41	61,707	1,063,691	112
Corporate securities	191,463	5,380,673	522	550,449	9,375,030	835
Residential mortgage-backed	23,545	494,265	111	60,532	1,361,384	219
Commercial mortgage-backed	16,766	490,819	46	45,670	905,195	82
Other asset-backed securities	34,999	366,498	57	32,642	365,116	59
Total temporarily impaired
securities	$305,393	$9,009,559	819	$1,436,992	$16,702,328	1,376

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2014 and 2013, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2014 and 2013, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson does not intend to sell the security and it is not more likely than not that Jackson will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized losses on investments (in thousands):

	Years Ended December 31,
	2014	2013	2012
Available-for-sale securities
Realized gains on sale	$166,300	$135,023	$173,337
Realized losses on sale	(57,383)	(34,448)	(65,495)
Impairments:
Total other-than-temporary impairments	(56,161)	(49,930)	(172,730)
Portion of other-than-temporary impairments
included in other comprehensive income	29,549	29,146	85,876
Net other-than-temporary impairments	(26,612)	(20,784)	(86,854)
Other	1,692	1,354	7,499
Net realized gains on non-derivative investments	83,997	81,145	28,487
Net losses on derivative instruments	(3,488,519)	(2,071,598)	(745,593)
Total net realized losses on investments	$(3,404,522)	$(1,990,453)	$(717,106)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2014, 2013, and 2012 was $790.3 million, $640.4 million, and $649.0 million, respectively, which was approximately 93%, 95%, and 91% of book value, respectively.

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2014	2013
Cumulative credit loss beginning balance	$318,204	$364,186
Additions:
New credit losses	8,802	5,310
Incremental credit losses	14,522	12,268
Reductions:
Securities sold, paid down or disposed of	(56,384)	(60,996)
Securities where there is intent to sell	(8,272)	(2,564)
Cumulative credit loss ending balance	$276,872	$318,204

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Commercial Mortgage Loans
Commercial mortgage loans of $6.0 billion and $6.1 billion at December 31, 2014 and 2013, respectively, are reported net of an allowance for loan losses of $5.8 million and $11.5 million at each date, respectively. At December 31, 2014, commercial mortgage loans were collateralized by properties located in 44 states. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans. Jackson periodically reviews these loans for impairment and, during 2014, 2013, and 2012, recognized impairment charges against the allowance for loan losses of $9.0 million, $1.0 million, and $8.4 million, respectively. In addition, Jackson recorded impairments as a realized loss of $2.7 million during 2014 and $3.2 million during 2013. In 2012, Jackson did not record any impairments as a realized loss.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following table provides a summary of the allowance for losses in the Company’s commercial mortgage loan portfolio at December 31, 2014 and 2013 (in thousands):

	Years Ended December 31,
Allowance for loan losses:	2014	2013
Balance at beginning of year	$11,532	$20,395
Charge-offs	(9,043)	(1,049)
Recoveries	524	—
Net charge-offs	(8,519)	(1,049)
Provision (reduction) for loan losses	2,741	(7,814)
Balance at end of year	$5,754	$11,532

The following table provides a summary of the allowance for losses in Jackson’s commercial mortgage loan portfolio (in thousands):

	December 31, 2014		December 31, 2013
	Allowance for Loan Losses	Recorded Investment	Allowance for Loan Losses	Recorded Investment

Individually evaluated for impairment	$—	$20,701	$352	$79,371
Collectively evaluated for impairment	5,754	5,977,552	11,180	6,000,709
Total	$5,754	$5,998,253	$11,532	$6,080,080

As of December 31, 2014 and 2013, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Under Jackson’s policy for monitoring commercial mortgage loans, all impaired commercial mortgage loans are closely evaluated subsequent to impairment. The table below summarizes the recorded investment, unpaid principal balance, related loan allowance, average recorded investment and investment income recognized on impaired loans during 2014 and 2013 (in thousands):

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2014:
Impaired Loans with a Valuation Allowance
Office	$—	$—	$—	$663	$34
Impaired Loans without a Valuation Allowance
Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	13,850	3,507
Warehouse	—	—	—	2,678	344
Total	20,701	20,701	—	59,129	6,652
Total Impaired Loans
Apartment	821	821	—	839	66
Hotel	19,880	19,880	—	41,762	2,735
Office	—	—	—	14,513	3,541
Warehouse	—	—	—	2,678	344
Total	$20,701	$20,701	$—	$59,792	$6,686

	Recorded Investment	Unpaid Principal Balance	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
December 31, 2013:
Impaired Loans with a Valuation Allowance
Office	$7,950	$9,173	$352	$5,827	$391
Impaired Loans without a Valuation Allowance
Apartment	863	863	—	15,175	843
Hotel	49,721	52,978	—	61,608	3,266
Office	20,837	20,837	—	25,013	1,169
Warehouse	—	—	—	2,100	164
Total	71,421	74,678	—	103,896	5,442
Total Impaired Loans
Apartment	863	863	—	15,175	843
Hotel	49,721	52,978	—	61,608	3,266
Office	28,787	30,010	352	30,840	1,560
Warehouse	—	—	—	2,100	164
Total	$79,371	$83,851	$352	$109,723	$5,833

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following tables provide information about the credit quality of commercial mortgage loans (in thousands):

	December 31, 2014
			Greater than	In the	Total
	In Good		90 Days	Process of	Carrying
	Standing	Restructured	Delinquent	Foreclosure	Value
Apartment	$1,917,788	$—	$—	$—	$1,917,788
Hotel	529,418	19,880	—	—	549,298
Office	707,001	—	—	—	707,001
Retail	1,149,619	—	—	—	1,149,619
Warehouse	1,674,547	—	—	—	1,674,547
Total	$5,978,373	$19,880	$—	$—	$5,998,253

	December 31, 2013
			Greater than	In the	Total
	In Good		90 Days	Process of	Carrying
	Standing	Restructured	Delinquent	Foreclosure	Value
Apartment	$1,891,670	$—	$—	$—	$1,891,670
Hotel	494,660	49,721	—	—	544,381
Office	740,004	28,787	—	—	768,791
Retail	1,149,405	—	—	—	1,149,405
Warehouse	1,725,833	—	—	—	1,725,833
Total	$6,001,572	$78,508	$—	$—	$6,080,080

During 2014, there were no commercial mortgage loans involved in troubled debt restructuring.

The following table provides information about commercial mortgage loans involved in a troubled debt restructuring during 2013 (in thousands, except number of contracts):

		Pre-Modification	Post-Modification
	Number of	Outstanding	Outstanding
	Contracts	Recorded Investment	Recorded Investment
Troubled Debt Restructuring
Office	1	$6,477	$7,950

Securitizations
In 2001, Jackson executed the Morgan Stanley Dean Witter Capital I, Series 2001-PPM (“MSDW”) securitization transaction, contributing commercial mortgages to MSDW and retaining a beneficial interest. Effective January 1, 2010, as a result of adoption of accounting guidance on certain investment funds, the Company was deemed to be the primary beneficiary of MSDW and, therefore, consolidated MSDW. As such, Jackson’s consolidated financial statements include MSDW assets of $14.6 million and $25.4 million at December 31, 2014 and 2013, respectively.

In 2004, Jackson acquired a $47.5 million debt interest in a limited purpose entity, SERVES 2004-1 (“SERVES 3”), formed to pass through leveraged investment returns based on the performance of an underlying reference pool of syndicated bank loans totaling up to $300.0 million. As a result of the additional exposure to SERVES 3 upon entering into option put and forbearance agreements in 2008 and 2009, Jackson determined that it was the primary beneficiary and, accordingly, consolidated SERVES 3 in its financial statements. In August 2013, SERVES 3 was unwound.

Other Invested Assets
Other invested assets primarily include investments in limited partnerships and real estate. At December 31, 2014 and 2013, investments in limited partnerships had carrying values of $1,176.6 million and $1,310.4 million, respectively. At December 31, 2014 and 2013, real estate totaling $205.1 million and $160.4 million, respectively, included foreclosed properties with a book value of $0.7 million in both years.

26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2014 and 2013, the estimated fair value of loaned securities was $189.2 million and $93.6 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2014 and 2013, cash collateral received in the amount of $196.6 million and $95.8 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

     Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2014 and 2013, short-term borrowings under such agreements averaged $97.6 million and $229.4 million, respectively, with weighted average interest rates of 0.12% and 0.08% during 2014 and 2013, respectively. At December 31, 2014 and 2013, the outstanding balance was $289.6 million and $415.3 million, respectively, which was included within other liabilities in the consolidated balance sheets. Interest expense totaled $0.1 million, $0.2 million, and $0.3 million in 2014, 2013, and 2012, respectively. The highest level of short-term borrowings at any month end was $289.6 million in 2014 and $691.5 million in 2013.

Investment Income
The sources of net investment income were as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Fixed maturities	$2,271,890	$2,240,592	$2,134,759
Commercial mortgage loans	296,056	307,361	294,581
Limited partnerships	153,378	267,892	136,649
Derivative instruments	252,121	206,461	160,305
Policy loans	395,857	391,089	172,212
Other investment income	4,926	56,838	30,442
Total investment income	3,374,228	3,470,233	2,928,948
Less: income on funds held under reinsurance treaties	(305,760)	(263,196)	(93,021)
Less: investment expenses	(65,887)	(62,391)	(55,365)
Net investment income	$3,002,581	$3,144,646	$2,780,562

Investment income of $3.6 million, $64.9 million, and $25.0 million was recognized on trading securities held at December 31, 2014, 2013 and 2012, respectively. In addition, investment income (loss) of $9.1 million, $(25.1) million and $0.8 million, respectively, was recognized on securities carried at fair value recorded through income.

During 2014, investment income was reduced by $305.8 million for expense incurred on the liability for funds held under reinsurance treaties, including $296.1 million on policy loans, $2.5 million of fixed maturity income and a $7.2 million gain on fixed maturities with fair value recorded through the income statement. During 2013, investment income was reduced by $263.2 million for expense incurred on the liability for funds held under reinsurance treaties, including $287.1 million on policy loans, $5.5 million of fixed maturity income and a $29.6 million loss on fixed maturities with fair value recorded through the income statement. The net investment income on derivative instruments included in the above table is further detailed in Note 4.

4.	Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and

27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in other investment losses.

Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in other net investment losses.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value. These insurance products contain embedded options whose fair values are reported in other contract holder funds and reserves for future policy benefits and claims payable.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding derivative instruments is as follows (in thousands):

	December 31, 2014
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Cross-currency swaps	$10,530	$2,241	$—	$—	$2,241
Equity index call options	6,500,000	14,324	—	—	14,324
Equity index futures	—	—	6,567,680	—	—
Equity index put options	72,750,000	342,284	—	—	342,284
Interest rate swaps	15,000,000	974,643	8,150,000	(391,475)	583,168
Put-swaptions	5,750,000	94,592	250,000	(330)	94,262
Total	$100,010,530	$1,428,084	$14,967,680	$(391,805)	$1,036,279

	December 31, 2013
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Credit default swaps	$—	$—	$25,000	$(363)	$(363)
Cross-currency swaps	358,896	79,846	—	—	79,846
Equity index call options	5,548,700	218,624	—	—	218,624
Equity index futures	—	—	6,075,630	—	—
Equity index put options	42,550,000	119,739	—	—	119,739
Interest rate swaps	12,000,000	794,520	13,200,000	(796,468)	(1,948)
Put-swaptions	1,500,000	55,245	6,500,000	(56,122)	(877)
Total	$61,957,596	$1,267,974	$25,800,630	$(852,953)	$415,021

(1) The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following tables reflect the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in thousands):

	Year Ended December 31, 2014
	Other	Net
	Investment	Investment
	Gains (Losses)	Income	Net Gain (Loss)
Credit default swaps	$363	$(363)	$—
Equity index call options	(47,177)	—	(47,177)
Equity index futures	(751,595)	—	(751,595)
Equity index put options	(725,175)	—	(725,175)
Fixed index annuity embedded derivatives	(267,544)	—	(267,544)
Interest rate swaps	585,021	252,381	837,402
Put-swaptions	198,504	103	198,607
Variable annuity embedded derivatives	(2,480,916)	—	(2,480,916)
Total	$(3,488,519)	$252,121	$(3,236,398)

	Year Ended December 31, 2013
	Other	Net
	Investment	Investment
	Gains (Losses)	Income	Net Gain (Loss)
Credit default swaps	$6,791	$(7,479)	$(688)
Equity index call options	187,474	—	187,474
Equity index futures	(1,746,460)	—	(1,746,460)
Equity index put options	(800,394)	—	(800,394)
Fixed index annuity embedded derivatives	(455,149)	—	(455,149)
Interest rate swaps	(895,185)	210,166	(685,019)
Put-swaptions	(248,510)	48	(248,462)
Total return swaps	—	3,726	3,726
Variable annuity embedded derivatives	1,879,835	—	1,879,835
Total	$(2,071,598)	$206,461	$(1,865,137)

	Year Ended December 31, 2012
	Other	Net
	Investment	Investment
	Gains (Losses)	Income	Net Gain (Loss)
Credit default swaps	$2,376	$(10,046)	$(7,670)
Equity index call options	(48,567)	—	(48,567)
Equity index futures	(855,912)	—	(855,912)
Equity index put options	(783,303)	—	(783,303)
Fixed index annuity embedded derivatives	(156,489)	—	(156,489)
Interest rate swaps	167,075	171,600	338,675
Put-swaptions	106,914	(727)	106,187
Total return swaps	—	(522)	(522)
Variable annuity embedded derivatives	822,313	—	822,313
Total	$(745,593)	$160,305	$(585,288)

30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2014 and 2013, the fair value of Jackson’s net derivative assets by counterparty were $1,050.8 million and $692.8 million, respectively, and held collateral was $1,065.1 million and $787.7 million, respectively, related to these agreements. At December 31, 2014 and 2013, the fair value of Jackson’s net derivative liabilities by counterparty was $14.5 million and $277.7 million, respectively, and provided collateral was $18.5 million and $208.2 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2014 or 2013, in aggregate, Jackson would have had to disburse $10.3 million and $164.5 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in thousands):

	December 31, 2014
		Gross
		Amounts	Net Amounts	Gross Amounts Not Offset
	Gross	Offset in the	Presented in	in the Consolidated Balance Sheets
	Amounts	Consolidated	the Consolidated	Financial	Cash	Securities	Net
	Recognized	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral (2)	Amount
Financial Assets:
Derivative assets	$1,428,084	$—	$1,428,084	$377,316	$108,563	$894,033	$48,172

Financial Liabilities:
Derivative liabilities	$391,805	$—	$391,805	$377,316	$—	$8,848	$5,641
Securities loaned	196,633	—	196,633	—	196,633	—	—
Repurchase agreements	289,625	—	289,625	—	—	289,625	—
Total financial liabilities	$878,063	$—	$878,063	$377,316	$196,633	$298,473	$5,641

	December 31, 2014
		Gross
		Amounts	Net Amounts	Gross Amounts Not Offset
	Gross	Offset in the	Presented in	in the Consolidated Balance Sheets
	Amounts	Consolidated	the Consolidated	Financial	Cash	Securities	Net
	Recognized	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral (2)	Amount
Financial Assets:
Derivative assets	$1,267,974	$—	$1,267,974	$575,206	$6,540	$686,228	$—

Financial Liabilities:
Derivative liabilities	$852,953	$—	$852,953	$575,206	$—	$208,221	$69,526
Securities loaned	95,754	—	95,754	—	95,754	—	—
Repurchase agreements	415,271	—	415,271	—	—	415,271	—
Total financial liabilities	$1,363,978	$—	$1,363,978	$575,206	$95,754	$623,492	$69,526

(1) Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2) Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $3,090.3 million and $343.9 million for 2014 and 2013, respectively, as these derivatives are not subject to master

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.

5.	Fair Value Measurements

The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

	December 31, 2014		December 31, 2013

	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Fixed maturities(1)	$50,978,577	$50,978,577	$49,729,105	$49,729,105
Trading securities	530,418	530,418	541,228	541,228
Commercial mortgage loans	5,998,253	6,289,683	6,080,080	6,302,268
Policy loans (1)	4,477,083	4,477,083	4,477,040	4,477,040
Derivative instruments	1,428,084	1,428,084	1,267,974	1,267,974
Limited partnerships	1,176,633	1,176,633	1,310,369	1,310,369
Cash and cash equivalents	1,399,091	1,399,091	986,383	986,383
GMIB reinsurance recoverable	338,694	338,694	136,147	136,147
Embedded derivative assets	—	—	939,224	939,224
Separate account assets	127,459,274	127,459,274	108,787,279	108,787,279

Liabilities
Other contract holder funds and reserves for future policy
benefits and claims payable
Annuity reserves (2)	$39,788,696	$43,818,946	$38,809,845	$40,927,655
Reserves for guaranteed investment contracts	1,878,038	1,890,937	1,840,191	1,840,641
Trust instruments supported by funding agreements	1,315,639	1,335,450	803,688	821,224
Federal Home Loan Bank funding agreements	1,873,843	1,839,594	1,773,829	1,773,014
Funds held under reinsurance treaties	3,431,854	3,431,854	3,396,987	3,396,987
Debt	328,737	394,309	284,489	346,601
Securities lending payable	196,633	196,633	95,754	95,754
Derivative instruments	391,805	391,805	852,953	852,953
Repurchase agreements	289,625	289,625	415,271	415,271
Federal Home Loan Bank advances	200,015	200,015	200,011	200,011
Separate account liabilities	127,459,274	127,459,274	108,787,279	108,787,279

(1) Includes items carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2) Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2014 and 2013, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in other investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Limited Partnerships
Fair value for limited partnership interests, which are included in other invested assets, is determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2014 or 2013.

The Company’s limited partnership investments are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The term of Jackson’s interest in the partnerships is generally ten years, but may be extended for a period of time under provisions within the partnership agreements, if applicable. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. It is not probable and there is no instance where Jackson contemplated selling a limited partnership interest for an amount different from its NAV equivalent.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including index linked annuities, are determined using projected future cash flows discounted at current market interest rates.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans and fixed maturities.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models. Such prices are derived from market observable

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

inputs and are classified as Level 2. Values for mortgage loans issued by consolidated VIEs are based on the VIEs’ values, which may include unobservable inputs and are classified as Level 3 and are also included in debt.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs and GMABs are recorded at fair value with changes in fair value recorded in other investment losses. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Jackson discontinued offering the GMAB in 2011.

Jackson’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in other investment losses. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, fund allocation, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson’s own credit risk. Other risk margins, particularly for

35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$5,134,720	$5,134,720	$—	$—
Other government securities	1,057,114	—	1,057,114	—
Public Utilities	4,636,611	—	4,636,611	—
Corporate securities	33,169,215	—	33,168,934	281
Residential mortgage-backed	2,432,286	—	2,432,275	11
Commercial mortgage-backed	3,606,939	—	3,597,553	9,386
Other asset-backed securities	941,692	—	930,202	11,490
Trading securities	530,418	493,692	—	36,726
Policy loans	3,156,550	—	—	3,156,550
Derivative instruments	1,428,084	—	1,428,084	—
Limited partnerships	1,176,633	—	—	1,176,633
GMIB reinsurance recoverable	338,694	—	—	338,694
Separate account assets	127,459,274	127,459,274	—	—
Total	$185,068,230	$133,087,686	$47,250,773	$4,729,771

Liabilities
Embedded derivative liabilities (1)	$3,090,287	$—	$1,346,047	$1,744,240
Funds held under reinsurance treaties	3,431,854	—	—	3,431,854
Derivative instruments	391,805	—	391,805	—
Separate account liabilities (2)	127,459,274	127,459,274	—	—
Total	$134,373,220	$127,459,274	$1,737,852	$5,176,094

(1) Includes the embedded derivative liabilities related to GMWB reserves and fixed index annuities.
(2) The value of the separate account liabilities is set equal to the value of the separate account assets.

36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

	December 31, 2014
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
U.S. government securities	$4,516,833	$4,516,833	$—	$—
Other government securities	997,986	—	997,986	—
Public Utilities	4,451,985	—	4,451,985	—
Corporate securities	32,058,285	—	32,039,272	19,013
Residential mortgage-backed	2,902,825	—	2,902,811	14
Commercial mortgage-backed	3,826,887	—	3,826,429	458
Other asset-backed securities	974,304	—	964,755	9,549
Trading securities	541,228	470,752	—	70,476
Policy loans	3,131,161	—	—	3,131,161
Derivative instruments	1,267,974	—	1,267,974	—
Limited partnerships	1,310,369	—	—	1,310,369
GMIB reinsurance recoverable	136,147	—	—	136,147
Embedded derivative assets (1)	939,224	—	—	939,224
Separate account assets	108,787,279	108,787,279	—	—
Total	$165,842,487	$113,774,864	$46,451,212	$5,616,411

Liabilities
Embedded derivative liabilities (2)	$1,283,153	$—	$1,283,153	$—
Funds held under reinsurance treaties	3,396,987	—	—	3,396,987
Derivative instruments	852,953	—	852,953	—
Separate account liabilities (3)	108,787,279	108,787,279	—	—
Total	$114,320,372	$108,787,279	$2,136,106	$3,396,987

(1) Includes the embedded derivatives related to GMWB reserves.
(2) Includes the embedded derivative liabilities related to fixed index annuities.
(3) The value of the separate account liabilities is set equal to the value of the separate account assets.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

	December 31, 2014
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$281	$281	$—
Residential mortgage-backed	11	11	—
Commercial mortgage-backed	9,386	9,386	—
Other asset-backed securities	11,490	11,490	—
Trading securities	36,726	249	36,477
Policy loans	3,156,550	3,156,550	—
Limited partnerships	1,176,633	—	1,176,633
GMIB reinsurance recoverable	338,694	338,694	—
Total	$4,729,771	$3,516,661	$1,213,110

Liabilities
Embedded derivative liabilities (1)	$1,744,240	$1,744,240	$—
Funds held under reinsurance treaties	3,431,854	3,431,854	—
Total	$5,176,094	$5,176,094	$—

	December 31, 2013
Assets	Total	Internal	External
Fixed Maturities
Corporate securities	$19,013	$19,013	$—
Residential mortgage-backed	14	14	—
Commercial mortgage-backed	458	458	—
Other asset-backed securities	9,549	9,549	—
Trading securities	70,476	249	70,227
Policy loans	3,131,161	3,131,161	—
Limited partnerships	1,310,369	—	1,310,369
GMIB reinsurance recoverable	136,147	136,147	—
Embedded derivative assets (1)	939,224	939,224	—
Total	$5,616,411	$4,235,815	$1,380,596

Liabilities
Funds held under reinsurance treaties	$3,396,987	$3,396,987	$—

(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available. Limited partnership interests are valued using externally prepared financial statements provided by partnership management.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	As ofDecember 31, 2014
					Impact of Increase
				Range in bps	in Input on Fair
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	(Weighted Average)	Value
Assets
Fixed maturities
Commercial mortgage-backed	$9,386	Discounted cash flow	Discount rate	0-275 (138)	Decrease
Other asset-backed securities	11,490	Discounted cash flow	Discount rate	262-486 (414)	Decrease
Policy loans	3,156,550	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	338,694	Discounted cash flow	See below	See below	See below
Total	$3,516,120

Liabilities
Embedded derivative liabilities	$1,744,240	Discounted cash flow	See below	See below	See below
Funds held under reinsurance treaties	3,431,854	Carrying value of asset	N/A	N/A	N/A
Total	$5,176,094

	As ofDecember 31, 2013
					Impact of Increase
				Range in bps	in Input on Fair
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	(Weighted Average)	Value
Assets
Fixed maturities
Corporate securities	$19,013	Discounted cash flow	Discount rate	1054-1129 (1092)	Decrease
Other asset-backed securities	9,549	Discounted cash flow	Discount rate	239-529 (447)	Decrease
Policy loans	3,131,161	Outstanding balance	N/A	N/A	N/A
GMIB reinsurance recoverable	136,147	Discounted cash flow	See below	See below	See below
Embedded derivative assets	939,224	Discounted cash flow	See below	See below	See below
Total	$4,235,094

Liabilities
Funds held under reinsurance treaties	$3,396,987	Carrying value of asset	N/A	N/A	N/A

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

Internally-priced corporate securities classified in Level 3 include private debt securities for which no price comparatives or spread levels can be observed. For these securities, a discounted cash flow model was used and the primary unobservable input is an internally-developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

Commercial mortgage-backed securities and other asset-backed securities classified in Level 3 are fair valued using a discounted cash flow model. Unobservable inputs include an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

As of December 31, 2014, corporate securities of $281 thousand, residential mortgage-backed securities of $11 thousand, and trading securities of $249 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. As of December 31, 2013, residential mortgage-backed securities of $14 thousand, commercial mortgage-backed securities of $458 thousand, and trading securities of $249 thousand are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The tables below provide rollforwards for 2014 and 2013 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using beginning of period balances.

		Total Realized/Unrealized Gains
		(Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2014	Income	Income	Settlements	Level 3	2014
Assets
Fixed maturities
Corporate securities	$19,013	$822	$1,642	$(21,196)	$—	$281
Residential mortgage-backed	14	17	—	(20)	—	11
Commercial mortgage-backed	458	(2,175)	1,882	(526)	9,747	9,386
Other asset-backed securities	9,549	272	100	4,055	(2,486)	11,490
Trading securities	70,476	(4,151)	—	(29,599)	—	36,726
Policy loans	3,131,161	2,251	—	23,138	—	3,156,550
Limited partnerships	1,310,369	(125,719)	—	(8,017)	—	1,176,633
GMIB reinsurance recoverable	136,147	202,547	—	—	—	338,694

Liabilities
Embedded derivative liabilities	$939,224	$(2,683,464)	$—	$—	$—	$(1,744,240)
Funds held under reinsurance treaties	(3,396,987)	(15,879)	—	(18,988)	—	(3,431,854)

		Total Realized/Unrealized Gains
		(Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in thousands)	2013	Income	Income	Settlements	Level 3	2013
Assets
Fixed maturities
Corporate securities	$42,739	$793	$(1,754)	$(11,406)	$(11,359)	$19,013
Residential mortgage-backed	31	(2)	—	(15)	—	14
Commercial mortgage-backed	—	1,068	(1,068)	—	458	458
Other asset-backed securities	6,623	2,879	651	(8,776)	8,172	9,549
Trading securities	69,823	2,237	—	(1,584)	—	70,476
Policy loans	2,994,756	6,787	—	129,618	—	3,131,161
Limited partnerships	1,219,515	252,955	—	(162,101)	—	1,310,369
GMIB reinsurance recoverable	416,528	(280,381)	—	—	—	136,147

Liabilities
Embedded derivative liabilities	$(1,220,993)	$2,160,217	$—	$—	$—	$939,224
Derivative instruments	(3,765)	3,765	—	—	—	—
Funds held under reinsurance treaties	(3,285,118)	4,924	—	(116,793)	—	(3,396,987)

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The components of the amounts included in purchases, sales, issuances and settlements for years ended December 31, 2014 and 2013 shown above are as follows (in thousands):

	December 31, 2014
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$42	$(21,238)	$—	$—	$(21,196)
Residential mortgage-backed	—	(20)	—	—	(20)
Commercial mortgage-backed	—	(526)	—	—	(526)
Other asset-backed securities	5,000	(945)	—	—	4,055
Trading securities	1,009	(30,608)	—	—	(29,599)
Policy loans	—	—	312,213	(289,075)	23,138
Limited partnerships	166,539	(174,556)	—	—	(8,017)
Total	$172,590	$(227,893)	$312,213	$(289,075)	$(32,165)

Liabilities
Funds held under reinsurance treaties	$—	$—	$(478,489)	$459,501	$(18,988)

	December 31, 2013
	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$239	$(11,645)	$—	$—	$(11,406)
Residential mortgage-backed	—	(15)	—	—	(15)
Other asset-backed securities	—	(8,776)	—	—	(8,776)
Trading securities	625	(2,209)	—	—	(1,584)
Policy loans	—	—	226,647	(97,029)	129,618
Limited partnerships	132,713	(294,814)	—	—	(162,101)
Total	$133,577	$(317,459)	$226,647	$(97,029)	$(54,264)

Liabilities
Funds held under reinsurance treaties	$—	$—	$(341,662)	$224,869	$(116,793)

As a result of the Company being able to obtain pricing from an independent pricing service utilizing significant observable inputs, securities with a fair value of $2.5 million and $34.4 million were transferred from Level 3 to Level 2 during 2014 and 2013, respectively. During 2014 and 2013, the Company transferred securities with a fair value of $9.7 million and $31.7 million, respectively, from Level 2 to Level 3 as a result of the use of significant unobservable inputs as the Company was not able to obtain pricing from an independent, third-party price service. There were no transfers between Level 1 and 2 of the fair value hierarchy in 2014 or 2013.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2014 and 2013 was as follows (in thousands):

	2014	2013
Assets
Fixed maturities
Corporate securities	$—	$(1,013)
Residential mortgage-backed	17	12
Commercial mortgage-backed	(292)	—
Other asset-backed securities	100	3,394
Trading securities	(4,136)	2,237
Limited partnerships	(125,309)	253,187
GMIB reinsurance recoverable	202,547	(280,381)

Liabilities
Embedded derivative liabilities	$(2,683,464)	$2,160,217
Funds held under reinsurance treaties	(13,959)	10,915

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2014		December 31, 2013
	Fair Value
	Hierarchy
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$5,998,253	$6,289,683	$6,080,080	$6,302,268
Policy loans	Level 3	1,320,533	1,320,533	1,345,879	1,345,879

Liabilities
Other contract holder funds
Annuity reserves (1)	Level 3	$36,698,409	$40,728,659	$37,526,692	$39,644,502
Reserves for guaranteed investment contracts	Level 3	1,878,038	1,890,937	1,840,191	1,840,641
Trust instruments supported by funding agreements	Level 3	1,315,639	1,335,450	803,688	821,224
Federal Home Loan Bank funding agreements	Level 3	1,873,843	1,839,594	1,773,829	1,773,014
Debt - mortgage loans (2)	Level 3	29,309	29,309	30,088	30,088
Debt - all other	Level 2	299,428	365,000	254,401	316,513
Securities lending payable	Level 2	196,633	196,633	95,754	95,754
Repurchase agreements	Level 2	289,625	289,625	415,271	415,271
Federal Home Loan Bank advances	Level 2	200,015	200,015	200,011	200,011

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) Represents mortgage loans associated with certain consolidated VIEs.

Fair Value Option
As described in Note 2, in connection with the acquisition of REALIC, the Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

6.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):
	2014	2013	2012
Balance, beginning of year	$6,212,220	$4,822,587	$4,395,174
Deferrals of acquisition costs	1,093,265	1,077,016	1,105,124
Amortization related to:
Operations	(708,735)	(544,047)	(443,296)
Derivatives	1,012,613	217,606	147,992
Net realized gains	(19,141)	(14,905)	(3,594)
Total amortization	284,737	(341,346)	(298,898)
Unrealized investment (gains) losses	(134,886)	653,963	(378,813)
Balance, end of year	$7,455,336	$6,212,220	$4,822,587

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in thousands):

	2014	2013	2012
Balance, beginning of year	$784,285	$560,141	$602,486
Deferrals of sales inducements	30,238	55,735	171,393
Amortization related to:
Operations	(122,943)	(135,270)	(131,317)
Derivatives	105,082	194,553	(12,796)
Net realized gains	(3,312)	(2,555)	(665)
Total amortization	(21,173)	56,728	(144,778)
Unrealized investment (gains) losses	(25,078)	111,681	(68,960)
Balance, end of year	$768,272	$784,285	$560,141

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

7.	Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance, or modified coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in other net investment losses.

As a pre-closing condition to the acquisition, and after receipt of all required regulatory approvals, REALIC entered into three retro treaties with SRZ. Pursuant to these retro treaties, REALIC ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business written or assumed by REALIC. These blocks of business include the disability income and accident and health business written or assumed by REALIC, a mix of life and annuity insurance business written or assumed by REALIC, and the corporate owned life insurance business assumed by REALIC. The effective date of the three retrocession agreements was July 1, 2012.

Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and fixed maturities, as collateral. This collateral is reported as a liability as funds held under reinsurance treaties on the consolidated balance sheets. At both December 31, 2014 and 2013, this funds held liability was $3.4 billion.

The effect of reinsurance on premium was as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Direct premium:
Life	$642,010	$668,878	$411,112
Accident and health	65,024	70,214	28,989
Plus reinsurance assumed:
Life	67,558	66,242	28,233
Accident and health	11,893	13,602	4,765
Less reinsurance ceded:
Life	(427,173)	(429,499)	(243,470)
Annuity guaranteed benefits	(18,054)	(18,850)	(19,605)
Accident and health	(76,917)	(83,816)	(33,754)
Total premium	$264,341	$286,771	$176,270

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The effect of reinsurance on benefits was as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Direct benefits:
Life	$1,407,976	$1,331,828	$939,727
Accident and health	108,323	142,827	55,005
Annuity guaranteed benefits	60,121	69,403	86,651
Plus reinsurance assumed:
Life	244,807	384,181	118,284
Accident and health	32,694	32,723	11,941
Less reinsurance ceded:
Life	(599,852)	(577,884)	(292,834)
Accident and health	(141,017)	(175,550)	(66,946)
Deferral of contract enhancements	(16,258)	(41,396)	(157,931)
Change in reserves, net of reinsurance	86,886	(139,740)	(79,683)
Total benefits	$1,183,680	$1,026,392	$614,214

Components of the Company’s reinsurance recoverable as of December 31 were as follows (in thousands):

	December 31,
	2014	2013
Reserves:
Life	$7,134,878	$7,197,629
Accident and health	623,795	658,165
Guaranteed minimum income benefits	338,694	136,147
Other annuity benefits	240,385	252,601
Claims liability	977,022	1,032,977
Other	8,385	7,585
Total	$9,323,159	$9,285,104

Included in the reinsurance recoverable were reserves ceded to Brooke Life of $39.3 million and $42.1 million at December 31, 2014 and 2013, respectively. The largest amount ceded to any reinsurer at December 31, 2014 totaled $6.3 billion, which was primarily related to the retro treaties, which are fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in millions):

	December 31,
	2014	2013
Direct life insurance in-force	$249,709	$266,587
Amounts assumed from other companies	23,592	24,733
Amounts ceded to other companies	(150,422)	(160,270)
Net life insurance in-force	$122,879	$131,050

Prior to the Company’s acquisition of REALIC, reserve requirements for certain term policies with a ceding insurer were in dispute between the ceding insurer and Swiss Re. Under the terms of the purchase agreement, Jackson was obligated to continue the negotiations. In October 2013, all parties agreed on a resolution, which resulted in the ceding insurer recapturing a portion of the business that was ceded to the Company, resulting in additional income of $10.9 million. There were no similar transactions in 2014.

46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

8.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2014	2013
Traditional life	$6,610,023	$6,877,626
Guaranteed benefits	3,526,259	1,496,350
Claims payable	867,401	907,389
Accident and health	1,436,681	1,505,714
Other	1,134,105	1,187,884
Total	$13,574,469	$11,974,963

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances as of December 31 (in thousands):

	2014	2013
Interest-sensitive life	$13,369,749	$13,523,818
Variable annuity fixed option	6,808,521	6,950,944
Fixed annuity	19,843,325	20,260,118
Fixed index annuity	12,596,205	12,731,932
GICs, funding agreements and FHLB advances	5,067,519	4,417,707
Total	$57,685,319	$57,884,519

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to the REALIC acquired business, which is further discussed below. The liability for fixed index annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. For fixed annuities and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to the REALIC acquired business. At December 31, 2014, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.65% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5% and a 2.47% average guaranteed rate.

Upon acquisition of REALIC, the Company recorded a fair value adjustment related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate. This adjustment was recorded in reserves for future policy benefits and claims payable. This component of the acquired reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

At both December 31, 2014 and 2013, approximately 88% of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2014
Minimum	Account Value
Guaranteed Interest Rate	Fixed	Fixed Index	Variable	Total
1.0%	$2,071.1	$1,477.2	$2,571.4	$6,119.7
>1.0% - 2.0%	1,903.4	7,463.8	2,906.6	12,273.8
>2.0% - 3.0%	9,294.1	3,655.2	1,330.5	14,279.8
>3.0% - 4.0%	1,932.2	—	—	1,932.2
>4.0% - 5.0%	2,442.8	—	—	2,442.8
>5.0% - 5.5%	321.9	—	—	321.9
Total	$17,965.5	$12,596.2	$6,808.5	$37,370.2

	2013
Minimum	Account Value
Guaranteed Interest Rate	Fixed	Fixed Index	Variable	Total
1.0%	$1,480.2	$1,108.7	$2,395.9	$4,984.8
>1.0% - 2.0%	2,666.1	7,922.6	3,202.4	13,791.1
>2.0% - 3.0%	9,390.1	3,700.6	1,352.6	14,443.3
>3.0% - 4.0%	2,010.6	—	—	2,010.6
>4.0% - 5.0%	2,481.6	—	—	2,481.6
>5.0% - 5.5%	327.1	—	—	327.1
Total	$18,355.7	$12,731.9	$6,950.9	$38,038.5

At December 31, 2014 and 2013, approximately 81% and 82%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties, at December 31 (in millions):

Minimum	Account Value - Interest Sensitive Life
Guaranteed Interest Rate	2014	2013
>2.0% - 3.0%	$303.6	$301.0
>3.0% - 4.0%	3,532.7	3,613.5
>4.0% - 5.0%	3,074.1	3,160.0
>5.0% - 6.0%	2,360.2	2,412.6
Subtotal	9,270.6	9,487.1
Retro treaties	4,099.1	4,036.7
Total	$13,369.7	$13,523.8

The Company has established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled nil and $0.2 billion at December 31, 2014 and 2013, respectively.

The Company has established a $12.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance

48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

of funding agreements. The carrying values at December 31, 2014 and 2013 totaled $1.3 billion and $0.6 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in net other investment losses.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At December 31, 2014 and 2013, the Company held $108.1 million and $115.1 million, respectively, of FHLBI capital stock, supporting $2.1 billion and $2.0 billion in funding agreements, short-term and long-term borrowing capacity in 2014 and 2013, respectively.

9.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), at specified dates during the accumulation period (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in other net investment losses. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

At December 31, 2014 and 2013, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

						Average
						Period
					Weighted	until
December 31, 2014	Minimum		Account	Net Amount	Average	Expected
	Return		Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%		$100,332.3	$2,282.0	65.0 years
GMWB - Premium only	0%		3,354.6	50.0
GMWB	0-5%	*	411.7	26.1
GMAB - Premium only	0%		82.2	0.1
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB			10,261.6	301.4	65.0 years
GMWB - Highest anniversary only			3,322.4	133.2
GMWB			1,293.7	90.9
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%		6,202.9	471.4	67.5 years
GMIB	0-6%		2,486.9	561.6		1.4 years
GMWB	0-8%	*	89,383.7	3,169.6

						Average
						Period
					Weighted	until
December 31, 2013	Minimum		Account	Net Amount	Average	Expected
	Return		Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%		$87,759.0	$2,067.8	64.7 years
GMWB - Premium only	0%		3,742.8	59.2
GMWB	0-5%	*	478.5	29.7
GMAB - Premium only	0%		95.1	0.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB			9,146.4	221.2	64.6 years
GMWB - Highest anniversary only			3,376.5	154.0
GMWB			1,449.3	104.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%		5,833.0	360.1	66.9 years
GMIB	0-6%		2,720.0	524.5		2.4 years
GMWB	0-8%	*	76,340.6	1,801.2

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2014	2013
Equity	$78,075.2	$67,128.6
Bond	17,369.3	16,633.6
Balanced	20,117.6	17,884.1
Money market	1,052.1	1,164.1
Total	$116,614.2	$102,810.4

GMDB liabilities reflected in the general account were as follows (in millions):

	2014	2013
Balance at January 1	$579.1	$480.1
Incurred guaranteed benefits	266.9	167.5
Paid guaranteed benefits	(59.3)	(68.5)
Balance at December 31	$786.7	$579.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2014 and 2013 (except where otherwise noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 61% to 100% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 40.0%, with an average of 4.0% during the surrender charge period and 9.0% thereafter in 2014 and 2013.

5)	Discount rates: 7.4% on 2014 and 2013 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $1,744.4 million at December 31, 2014, and was reported in reserves for future policy benefits and claims payable. The fair valued GMWB had an asset value of $938.7 million at December 31, 2013 and was reported in other assets.

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2014 and 2013, these GMWB reserves totaled $53.0 million and $9.7 million, respectively, and were reported in reserves for future policy benefits and claims payable.

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value of $0.2 million and $0.5 million at December 31, 2014 and 2013, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2014 and 2013 are consistent with those used for calculating the GMDB liability. At December 31, 2014 and 2013, GMIB reserves before reinsurance totaled $29.4 million and $20.7 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life (“UL”) plans with secondary guarantees, interest-sensitive life (“ISWL”) plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the surrender value, plus the annuitization reserve.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2014			December 31, 2013
			Weighted			Weighted
		Net Amount	Average		Net Amount	Average
	Liability	at Risk	Attained	Liability	at Risk	Attained
Benefit Type	(in millions)	(in millions)	Age	(in millions)	(in millions)	Age
UL insurance benefit *	$809.8	$28,103.8	59.5 years	$793.3	$29,865.8	58.8 years
Two-tier annuitization	2.5	22.4	66.2 years	2.9	23.6	65.5 years
ISWL account balance
adjustment	100.4	n/a	n/a	90.8	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2014 and 2013:
1)	Use of a series of deterministic premium persistency scenarios.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to credited interest rates, approximately 4.0% to 5.5%.

The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2014 and 2013:
1)	Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
2)	Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)	Discount rates equal to credited interest rates, approximately 3.0% to 4.0%.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

10.	Debt

The aggregate carrying value of borrowings was as follows (in thousands):

	2014	2013
Surplus notes	$249,428	$249,401
Mortgage loans	29,309	30,088
FHLBI mortgage loan	—	5,000
FHLBI bank loan	50,000	—
Total	$328,737	$284,489

Due in less than 1 year	$15,492
Due in more than 1 to 5 years	13,817
Due after 5 years	299,428
Total	$328,737

Surplus notes
On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity.

Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.4 million in 2014, 2013, and 2012.

Mortgage loans
At December 31, 2014 and 2013, certain consolidated real estate VIEs had outstanding mortgage loans with a weighted average interest rate of 4.4%, with maturities through 2016. Interest expense totaled $1.3 million, $1.3 million, and $1.4 million in 2014, 2013, and 2012, respectively.

Federal Home Loan Bank Loan
In 2014, the Company received a loan from the FHLBI under its community investment program, which is due January 31, 2034. The loan accrues interest at 0.14% and the outstanding balance was $50.0 million at December 31, 2014. During 2014, interest expense totaled $71 thousand. At December 31, 2014, the loan was collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $67.4 million.

11.	Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $200.0 million were outstanding at December 31, 2014 and 2013 and were recorded in other liabilities. The Company paid interest of $23 thousand, $0.1 million and $0.3 million on such advances in 2014, 2013 and 2012, respectively. At December 31, 2014, advances were collateralized by mortgage-related securities and commercial mortgage loans with a value of $270.7 million.

53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

12.	Income Taxes

The components of the provision for federal, state and local income taxes were as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Current tax expense (benefit)	$405,567	$(110,081)	$302,110
Deferred tax (benefit) expense	(415,974)	277,078	53,323
Federal income tax (benefit) expense	$(10,407)	$166,997	$355,433

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 35% for 2014, 2013 and 2012 as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Income taxes at statutory rate	$117,283	$324,491	$452,615
Dividends received deduction	(125,394)	(136,844)	(107,412)
Other	(2,296)	(20,650)	10,230
Federal income tax (benefit) expense	$(10,407)	$166,997	$355,433

Effective tax rate	-3.1%	18.0%	27.5%

Federal income taxes paid (refunded) were $ 256.8 million, $(241.9) million, and $241.2 million in 2014, 2013, and 2012, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2014	2013
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$3,616,046	$2,807,663
Other-than-temporary impairments and other investment items	70,069	107,736
Deferred compensation	73,761	62,302
Net operating loss carryforward	86,270	89,696
Other, net	63,740	28,847
Total gross deferred tax asset	3,909,886	3,096,244

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,460,711)	(2,034,230)
Net unrealized gains on available for sale securities	(1,417,521)	(925,387)
Other, net	(17,698)	(26,234)
Total gross deferred tax liability	(3,895,930)	(2,985,851)

Net deferred tax asset	$13,956	$110,393

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2014, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2014 and 2013, the Company did not have a valuation allowance.

At December 31, 2014, the Company had a federal tax ordinary loss carryforward of $246.5 million which begins to expire in 2026, that was attributable to the Company’s acquisition of REALIC. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition NOLs that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million.

In 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction (“DRD”) on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department’s and the IRS’s intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. In February 2014, the IRS issued Revenue Ruling 2014-7, which merely republishes the noncontroversial first holding of Revenue 2007-54 regarding the amount of life insurance reserves taken into account for tax purposes for a variable annuity when some or all of the reserves are part of the Company’s separate account reserves. The new revenue ruling modifies and supersedes Revenue Ruling 2007-54, which effectively revokes the controversial second holding of Revenue Ruling 2007-54 that had a negative impact on DRD computations. The new ruling also states that Revenue Ruling 2007-61 is obsolete. This administrative action does not foreclose future regulations on the computation of the Company’s share of the DRD. However, it is likely that any regulations that the IRS proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue, for the years under examination, in favor of the Company after obtaining approval from the Joint Committee on Taxation.

In February 2012, Brooke Life received a Notice of Proposed Adjustment from the IRS, regarding an assessment related to its tax treatment of interest expense on intercompany debt in 2007 and 2008. Due to the intercompany tax sharing agreement, the effect of an adjustment, if any, would impact Jackson’s total stockholder’s equity. The total aggregate exposure to the Company’s stockholder’s equity is approximately $160.4 million. Brooke Life did not agree with the assessment, believed its current position was sustainable and filed a protest with the Appellate Division of the IRS. In March 2014, the IRS fully conceded the debt/equity issue for years under examination in favor of the Company.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2014, 2013, or 2012.

Based on information available as of December 31, 2014, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

13.	Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company’s financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2014 and 2013, Jackson recorded accruals totaling $8.5 million and $18.4 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $5.4 million and $21.7 million at the end of 2014 and 2013, respectively. Related premium tax offsets were $3.0 million and $9.1 million at December 31, 2014 and 2013, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

In the first quarter of 2014, Jackson commenced a review of its wholly owned subsidiaries (Curian Capital, LLC and Curian Clearing, LLC). During its review, Jackson discovered that Curian Capital’s receipt of certain fees may have been inconsistent with applicable regulations. Jackson promptly reported these issues to regulatory authorities and retained independent outside legal counsel to conduct a thorough investigation. As of December 31, 2014, Curian Capital has recorded expenses of $61.5 million related to actual expenses incurred/customer payments and a provision for currently estimable outstanding exposures related to these issues. The reserve represents Jackson’s best estimate of the outstanding exposure as of December 31, 2014. Continuing work and regulatory discussions may result in future expenses. These expenses are not estimable at this time. Based on current information, however, management believes that any additional exposure is unlikely to be material to Jackson.

At December 31, 2014, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $516.5 million. At December 31, 2014, unfunded commitments related to fixed-rate commercial mortgage loans and other fixed maturities totaled $114.2 million.

The Company has received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Concurrently, some regulators and state legislatures have required life insurance companies to take additional steps to identify unreported deceased policy and contract holders. Additionally, certain states are contracting with independent firms to perform specific unclaimed property audits or targeted market conduct examinations covering claims settlement practices and procedures for escheating unclaimed property. Any regulatory audits, related examination activity and internal reviews may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

Jackson continually reviews active and recently terminated policies compared to vendors’ databases of known deaths. At December 31, 2014 and 2013, Jackson accrued $20.0 million and $21.1 million, respectively, for estimated remaining exposure relating to these inquiries.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten-year terms and expire in 2019 and 2020.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2014, Jackson recorded a liability of $8.8 million for future lease payments. Lease expense was $29.8 million, $30.7 million, and $28.1 million in 2014, 2013, and 2012, respectively. At December 31, 2014, future minimum payments under these noncancellable operating leases were as follows (in thousands):

2015	$20,386
2016	18,110
2017	11,732
2018	10,048
2019	9,400
Thereafter	24,347
Total	$94,023

14.	Share-Based Compensation

Certain officers participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADR’s”) that are tradable on the New York Stock Exchange and are described below.

The Group Performance Share Plan (“GPSP”) is a Prudential incentive plan in which all executive directors of Prudential and other senior executives can participate. Awards are granted in the form of a nil cost option with a vesting period of three years. The performance measure for the awards is that Prudential’s Total Shareholder Return (“TSR”) outperforms an index comprised of peer companies over a three-year period. Vesting of the awards between each performance period is on a straight line sliding scale basis ranging from 0% (less than the peer index TSR return) to 100% (more than 120% of the peer index TSR return). Participants are entitled to the value of reinvested dividends that would have accrued on the shares that vest.

The Business Unit Performance Plan (“BUPP”) is a Prudential incentive plan created to provide a common framework under which awards would be made to Chief Executive Officers (“CEO”) of Prudential’s business units. Awards under this nil cost plan for Jackson’s CEO are based on compound annual growth in Jackson Shareholder Capital Value on a European Embedded Value (“EEV”) basis with performance measured over three years. Awards granted in 2009 and later are settled in ADR’s after vesting. Participants are entitled to receive the value of reinvested dividends over the performance period for those shares/ADR’s that vest. The compound annual growth parameters for the awards are based on factors relevant to the U.S. business and vesting between each performance point is on a straight line sliding scale basis ranging from 0% (less than 8% growth) to 100% (more than 12% growth).

In 2011, the Company granted one-off type retention awards to certain key senior executives within Jackson. These awards were subject to the prior approval of the Jackson Remuneration Committee and are nil cost options with a contingent right to receive Prudential ADR’s. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.

The Company classifies all of the above plans as equity settled plans and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the statement of equity. At December 31, 2014 and 2013, the Company had $14.1 million and $18.4 million, respectively, reserved for future payments under these plans.

The Company also has a performance-related share award plan which, subject to the prior approval of the Jackson Remuneration Committee, may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADR’s, or a conditional allocation of Prudential ADR’s. These share awards are based on the compound annual EEV imputed growth in shareholder value of the U.S. business, have vesting periods of four years and are at nil cost to the employee. Share awards vest between 0% (less than 8% growth) and 150% (more than 17.5% growth) of the grant amounts dependent on the compound annual growth rate attained over the performance period. Award holders do not have any right to dividends or voting rights attached to the ADR’s granted during the performance period. In 2013, this plan was replaced by the Prudential Long-Term Incentive Plan (“PLTIP”) as further described below.

57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADR’s, or a conditional allocation of Prudential ADR’s, subject to the prior approval of the Jackson Remuneration Committee. These share awards vest based on the achievement of planned IFRS pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee. Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period. Award holders do not have any right to dividends or voting rights attached to the ADR’s granted during the performance period. Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies these plans as liability settled plans and, therefore, reflects the accrued compensation expense and the value of the shares distributed under the plans within other liabilities. At December 31, 2014 and 2013, the Company had $54.2 million and $31.3 million, respectively, accrued for future payments under these plans.

The Company either acquires shares/ADR’s or reimburses Prudential for the costs of any shares/ADR’s that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADR’s acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADR’s held within the consolidated statement of equity as shares held in trust. At December 31, 2014 and 2013, the Company had $27.1 million and $22.8 million of shares/ADR’s held at cost in the trust, respectively.

The Company recognizes share-based compensation expense associated with the equity settled plans based on the grant-date award fair value as determined using either the Black-Scholes model or the Monte Carlo model ratably over the requisite service period of each individual grant, which generally equals the vesting period. For the liability settled share award plans, compensation expense is recognized based on the change in fair value of the award at the end of each reporting period due to the plans’ cash settlement alternatives.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

		For the Years Ended December 31,
	2014	2013	2012
Group Performance Share Plan	$3.9	$4.9	$8.0
Business Unit Performance Plan	3.4	5.0	7.2
Retention Share Plan	2.9	3.2	2.0
Jackson performance plan	5.6	16.8	15.8
Prudential LTIP plan	30.6	10.0	—
Total compensation expense related to
incentive plans	$46.4	$39.9	$33.0

Income tax benefit	$16.2	$14.0	$11.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2014 was $64.4 million with a weighted average remaining period of 2.26 years.

During 2014, there were no new grants under the GPSP, BUPP, retention or performance plans.

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The weighted average share/ADR fair values of share-based awards granted by plan during 2014, 2013 and 2012 were as follows:

	2014	2013	2012
Weighted Average Fair Value:
Group Performance Share Plan	$—	$—	$12.11
Business Unit Performance Plan	$—	$—	$20.89
Jackson performance plan	$—	$—	$24.24
Prudential LTIP plan	$42.89	$32.55	—

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

The following assumptions were used in 2012 in determining the GPSP fair value:

2012
Dividend yield	3.63%
Expected volatility	32.80%
Risk-free interest rate	0.30%
Expected life	3 years
Weighted average share price	$12.11

The expected volatility is measured as the standard deviation of expected share price returns based on statistical analysis of daily share prices over a period up to the grant date equal to the expected life of the options. Risk-free interest rates are United Kingdom gilt rates with projections for three-year terms to match corresponding vesting periods. Dividend yield is determined as the average yield over the year of the grant and expected dividends are not incorporated into the measurement of fair value. For the GPSP, volatility and correlation between Prudential and an index constructed from a simple average of the Total Shareholder Return growth of ten companies is required. Changes to the subjective input assumptions could materially affect the fair value estimate. At December 31, 2014 and 2013, there were no outstanding non-vested Prudential shares granted.

59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

Outstanding non-vested Prudential ADR’s granted were as follows:

	GPSP		BUPP		Performance Award Plan		Prudential LTIP plan

		Weighted		Weighted		Weighted		Weighted
		Average		Average		Average Grant		Average
		Grant Date		Grant Date		Date Fair		Grant Date
	ADR's	Fair Value	ADR's	Fair Value	ADR's	Value	ADR's	Fair Value
At December 31, 2012	349,673	$10.68	349,673	$18.83	849,017	$16.19	—	$—

Granted	—	—	—	—	—	—	1,395,667	32.55
Exercised	100,813	8.33	100,813	15.48	346,957	10.31	—	—
Lapsed/Forfeited	50,408	8.33	50,408	15.48	25,036	21.19	19,444	32.14
At December 31, 2013	198,452	12.47	198,452	21.39	477,024	20.21	1,376,223	32.56

Granted	—	—	—	—	—	—	1,115,709	42.89
Exercised	98,824	12.84	99,824	21.89	217,638	15.97	—	—
Lapsed/Forfeited	—	—	—	—	16,844	23.75	117,301	35.57
At December 31, 2014	99,628	$12.11	98,628	$20.89	242,542	$23.76	2,374,631	$37.26

At December 31, 2014, there were 94,971 non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $19.09.

15.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, while Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend, ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus). At December 31, 2014, the adjusted earned surplus of the Company was $934.6 million. Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31. The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2015, is estimated to be $857.9 million, subject to the availability of adjusted earned surplus as of the dividend date.

The Company received capital contributions from its parent of $14.1 million, $35.1 million, and $36.0 million in 2014, 2013, and 2012, respectively, from Brooke Life’s forgiveness of intercompany tax liabilities. Dividend payments from the Company to its parent were $697.0 million, $507.0 million, and $400.0 million in 2014, 2013, and 2012, respectively.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.5 billion and $4.4 billion at December 31, 2014 and 2013, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $878.3 million, $741.3 million, and $847.2 million in 2014, 2013, and 2012, respectively.

The commissioner has granted Jackson a permitted practice that allows Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson is required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. This permitted practice expires on October 1, 2015. At December 31, 2014 and 2013,

60

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

the effect of the permitted practice (decreased) increased statutory surplus by $(555.1) million and $1.2 million, net of tax, respectively. The permitted practice had no impact on statutory net income.

Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. In relation to the acquisition of REALIC and pursuant to Michigan Insurance Law, the Company reported $376.6 million and $425.8 million of statutory basis VOBA at December 31, 2014 and 2013, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2014, the Company’s TAC was more than 400% of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2014 and 2013, there were no significant exceptions with any ratios.

16.	Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor, and PPM Finance, Inc. (collectively, “PPM”). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $45.0 million, $45.7 million, and $38.7 million to PPM for investment advisory services during 2014, 2013, and 2012, respectively.

National Planning Holdings, Inc. (“NPH”), Jackson’s affiliated broker-dealer network, distributes products issued by Jackson and receives commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2014, 2013, and 2012 totaled $106.4 million, $102.1 million, and $99.6 million, respectively.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $9.8 million, $7.1 million, and $7.3 million of certain management and corporate services costs to these affiliates in 2014, 2013, and 2012, respectively.

Jackson provides a $40.0 million revolving credit facility to Nicole Finance, Inc., an upstream holding company. The loan, executed in 2011, is unsecured, matures in December 2016, accrues interest at 1.27% per annum and has a commitment fee of 0.10% per annum. The outstanding balance at December 31, 2014 and 2013 was nil and $9.5 million, respectively. The highest outstanding loan balance during 2014 and 2013 was $16.8 million and $26.0 million, respectively. During 2014, 2013, and 2012, interest and commitment fees totaled $0.1 million, $0.2 million, and $0.2 million, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2018, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. There were no advances on the loan in 2014 or 2013. Interest and commitment fees totaled $0.1 million each year for 2014, 2013, and 2012.

Jackson provides a $20.0 million revolving credit facility to Brooke Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2019, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at December 31, 2014 and 2013 was $0.1 million and nil, respectively. The highest outstanding loan balance during 2014 and 2013 was $0.1 million and nil, respectively. Interest and commitment fees totaled $0.1 million each year for 2014, 2013, and 2012.

Jackson provides, through its PGDS subsidiary, information technology services to certain Prudential affiliates. Jackson recognized $18.6 million, $20.2 million, and $21.6 million of revenue associated with these services during

61

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

2014, 2013, and 2012, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in general and administrative expenses in the consolidated income statements.

17.	Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $25.9 million, $25.4 million, and $20.9 million in 2014, 2013, and 2012, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2014 and 2013, the liability for such plans totaled $496.9 million and $419.5 million, respectively, and is reported in other liabilities. Jackson invests in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company’s expense related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan, was $30.2 million, $56.4 million, and $25.5 million in 2014, 2013, and 2012, respectively. Investment income from the mutual funds totaled $13.2 million, $40.7 million, and $18.9 million in 2014, 2013, and 2012, respectively.

18.	Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in thousands):

	For the Years Ended December 31,
	2014	2013	2012
Commission expenses	$1,922,651	$1,752,884	$1,646,678
General and administrative expenses	786,676	804,851	709,690
Deferral of policy acquisition costs	(1,093,265)	(1,077,016)	(1,105,124)
Total operating costs and other expenses	$1,616,062	$1,480,719	$1,251,244

19.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2014	2013
Balance, beginning of year	$526,947	$2,107,631
OCI before reclassifications	991,987	(1,502,596)
Amounts reclassified from AOCI	(42,737)	(81,170)
Less: Comprehensive loss attributable
to noncontrolling interest	2,368	3,082
Balance, end of year	$1,478,565	$526,947

62

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2014 and 2013

The following table represents amounts reclassified out of AOCI (in thousands):

	Amounts Reclassified		Affected Line Item in the
AOCI Components	from AOCI		Consolidated Income Statement
December 31,
	2014	2013
Net unrealized investment loss:
Net realized loss on investments	$(59,422)	$(123,157)	Other net investment losses
Other-than-temporary impairments	(6,326)	(1,721)	Total other-than-temporary impairments
Net unrealized loss before income taxes	(65,748)	(124,878)
Income tax benefit	23,011	43,708
Reclassifications, net of income taxes	$(42,737)	$(81,170)

63

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
                       Statements of Assets and Liabilities as of December 31, 2014
                       Statements of Operations for the period ended December 31, 2014
                       Statements of Changes in Net Assets for the periods ended December 31, 2014 and 2013
                       Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
                       Consolidated Balance Sheets as of December 31, 2014 and 2013
                       Consolidated Income Statements for the years ended December 31, 2014, 2013, and 2012
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2014, 2013, and 2012
                       Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013, and 2012
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                Description
No.

1.	Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated May 24, 1995, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	General Distributor Agreement dated June 30, 1998, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

e.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

f.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

g.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant's Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

4.

a.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d.
Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h.	Specimen of Combination Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j.
Specimen of 20% Additional   Free   Withdrawal   Benefit   Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k.
Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o.	Specimen of 5% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q.
Specimen of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos.333-70472 and 811-08664).

u.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v.
Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w.	Specimen of Fixed Account Options Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y.	Specimen of 5% Compounded Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June11, 2003 (File Nos. 333-70472 and 811-08664).

z.	Specimen of Combination Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd.	Specimen of 4% Compounded Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June11, 2003 (File Nos. 333-70472 and 811-08664).

ee.	Specimen of Combination Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff.	Specimen of 3 Year Withdrawal Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr.	Specimen of 5 Year Withdrawal Charge Schedule, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss.	Specimen of 3 Year Withdrawal Charge Schedule, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos.333-70472 and 811-08664).

tt.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos.333-118368 and 811-08664).

vv.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

ww.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos.333-70472 and 811-08664).

eee.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No.24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual   Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii.	Specimen of 5% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

lll.	Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm.
Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos.333-70472 and 811-08664).

qqq.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

rrr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

sss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.  34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ttt.
Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

uuu.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

vvv.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

www.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

xxx.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

yyy.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

zzz.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

aaaa.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up   Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2006 (File Nos. 333-70472 and 811-08664).

bbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos.333-70472 and 811-08664).

cccc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.  41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

dddd.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

eeee.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ffff.
Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

gggg.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.  333-70472 and 811-08664).

hhhh.
Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on     December 27, 2007 (File Nos. 333-70472 and 811-08664).

iiii.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

jjjj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up   Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

kkkk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

llll.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

nnnn.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

oooo.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

pppp.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

qqqq.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

rrrr.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (Freedom) Endorsement  (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

ssss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement  (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

tttt.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed   Withdrawal   Balance Adjustment and Annual Step-Up  (DB) Endorsement  (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 63, filed on December 31, 2008 (File Nos.333-70472 and 811-08664).

uuuu.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

vvvv.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

wwww.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

xxxx.
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.  67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

yyyy.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No.67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

zzzz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up  (LifeGuard Freedom DB) Endorsement  (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

aaaaa.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

bbbbb.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

ccccc.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up  (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

ddddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up  (LifeGuard Freedom 6 DB(SM) Endorsement  (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

eeeee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select(SM)) Endorsement (7617 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

fffff.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Select With Joint Option) (7618 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

ggggg.
Specimen of the [2%] Contract Enhancement Endorsement (7567 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

hhhhh.
Specimen of the [3%] Contract Enhancement Endorsement (7568 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

iiiii.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

jjjjj.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

kkkkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

lllll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

mmmmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

nnnnn.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

ooooo.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

ppppp.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

qqqqq.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

rrrrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

sssss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

ttttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

uuuuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

vvvvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

wwwww.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

xxxxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

yyyyy.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

zzzzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

aaaaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

bbbbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

cccccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

dddddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

eeeeee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

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Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

gggggg.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

hhhhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

iiiiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

jjjjjj.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

kkkkkk.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

llllll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

mmmmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

nnnnnn.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

oooooo.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

pppppp.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

qqqqqq.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

rrrrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

ssssss.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

tttttt.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

uuuuuu.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant's Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

j.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

k.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No.33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post- Effective Amendment No.33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

n.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

p.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 44 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

q.
Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.45 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

r.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.46 filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

s.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49 filed on March 26, 2007 (File Nos. 333-70472 and 811-08664).

t.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.59, filed on October 3, 2008 (File Nos. 333-70472 and 811-08664).

u.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

v.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos.333-70472 and 811-08664).

w.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos.333-70472 and 811-08664).

x.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos.333-70472 and 811-08664).

y.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

z.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 88, filed on October 5, 2010 (File Nos. 333-70472 and 811-08664).

aa.
Form of the Perspective II Variable and Fixed Annuity Application (V620 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 94, filed on April 27, 2011 (File Nos. 333-70472 and 811-08664).

bb.
Form of the Variable and Fixed Annuity Application (V3573 05/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 94, filed on April 27, 2011 (File Nos. 333-70472 and 811-08664).

cc.
Form of the Perspective II Variable and Fixed Annuity Application (V620 08/11), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 96, filed on August 26, 2011 (File Nos. 333-70472 and 811-08664).

dd.
Form of the Variable and Fixed Annuity Application (V3573 08/11), incorporated herein by reference to the Registrant's Registration Statement, filed on July 22, 2011 (File Nos. 333-175718 and 811-08664).

ee.
Form of the Perspective II Variable and Fixed Annuity Application (V620 12/11), incorporated herein by reference to Registrant's Post-Effective Amendment No. 100, filed on November 29, 2011 (File Nos. 333-70472 and 811-08664).

ff.
Form of the Variable and Fixed Annuity Application (V3573 12/11), incorporated herein by reference to Registrant's Post-Effective Amendment No. 100, filed on November 29, 2011 (File Nos. 333-70472 and 811-08664).

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, Effective December 31, 2002 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b.
Variable Annuity GMIB Reinsurance Agreement, effective January 1, 2002 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c.
Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d.
Amendment #4 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 30, 2004 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e.
Variable Annuity GMIB Reinsurance Agreement, effective March 1, 2005 and incorporated herein by reference to the Registrant's Post-Effective Amendment No.19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f.
Amendment No. 3 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective July 31, 2006 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g.
Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h.
Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, effective January 16, 2007 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 9 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, effective December 3, 2007 and incorporated herein by reference to the Registrant's Post-Effective Amendment No. 49 filed on March 26, 2008 (File Nos. 333-70472 and 811-08664).

j.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 59, filed on October 3, 2008 (File Nos.333-70472 and 811-08664).

k.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date October 6, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 63, filed on December 31, 2008 (File Nos. 333-70472 and 811-08664).

l.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD.  ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

m.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 67, filed on April 2, 2009 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

o.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

p.
Amendment to Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date December 31, 2008, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

q.
Amendment to Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement effective December 31, 2002, with effective date March 31, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 71, filed on September 24, 2009 (File Nos. 333-70472 and 811-08664).

r.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

s.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80, filed on April 30, 2010 (File Nos. 333-70472 and 811-08664).

t.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

u.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

v.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD., with effective date May 2, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 94, filed on April 27, 2011 (File Nos. 333-70472 and 811-08664).

w.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 94, filed on April 27, 2011 (File Nos. 333-70472 and 811-08664).

x.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date of August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 96, filed on August 26, 2011 (File Nos. 333-70472 and 811-08664).

y.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 96, filed on August 26, 2011 (File Nos. 333-70472 and 811-08664).

z.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 104, filed on April 24, 2012 (File Nos. 333-70472 and 811-08664).

aa.
Amendment No. 22 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date of December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 104, filed on April 24, 2012 (File Nos. 333-70472 and 811-08664).

bb.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

cc.
Amendment No. 23 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2002 between Jackson National Life Insurance Company and ACE Tempest Life Reinsurance LTD, with effective date of April 28, 2014, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

8.	Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Richard D. Ash	Senior Vice President, Chief Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

Steve P. Binioris	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis A. Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John H. Brown	Vice President
1 Corporate Way
Lansing, MI 48951

Gregory P. Cicotte	Executive Vice President, Head of U.S. Wealth Management and Distribution
7601 Technology Way
Denver, CO 80237

David A. Collins	Vice President & Deputy Chief Risk Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Costello	Senior Vice President, Treasurer & Controller
1 Corporate Way
Lansing, MI 48951

James B. Croom	Vice President
1 Corporate Way
Lansing, MI 48951

William Devanney	Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field, Jr.	Vice President
300 Innovation Drive
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Devkumar D. Ganguly	Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley	Senior Vice President, Chief Compliance & Governance Officer
1 Corporate Way	& Assistant Secretary
Lansing, MI 48951

Guillermo E. Guerra	Vice President
1 Corporate Way
Lansing, MI 48951

John K. Haack	Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Senior Vice President, Chief Risk Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas A. Janda	Vice President
1 Corporate Way
Lansing, MI 48951

Scott Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Toni L. Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Leandra R. Knes	Director
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Richard C. Liphardt	Vice President
1 Corporate Way
Lansing, MI 48951

Machelle A. McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
5913 Executive Drive
Lansing, MI 48911

Thomas J. Meyer	Senior Vice President,
1 Corporate Way	General Counsel & Secretary
Lansing, MI 48951

Dean M. Miller	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 07922

Keith R. Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin	Vice President
300 Connell Drive
Suite 2100
Berkeley Heights, NJ 09722

P. Chad Myers	Executive Vice President, Chief Financial Officer & Director
1 Corporate Way
Lansing, MI 48951

Russell E. Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn	Senior Vice President & Chief Administration Officer
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier	Vice President
5913 Executive Drive
Lansing, MI 48911

Stacey L. Schabel	Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha	Chief Operating Officer & Director
1 Corporate Way
Lansing, MI 48951

Kenneth H. Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie G. Wasgatt	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Michael A. Wells	President, Chief Executive Officer & Chairman
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company ("Depositor"), a stock life insurance company organized under the laws of the state of Michigan.  The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 19, filed on April 20, 2015 (File Nos. 333-183048 and 811-08664).

Item 27. Number of Contract Owners as of February 18, 2015

Perspective II Contracts:

Qualified – 307,408
Non-Qualified – 143,807

Fifth/Third Perspective Contracts:

Qualified – 495
Non-Qualified – 398

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Curian Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager
7601 Technology Way
Denver, CO 80237

Michael A. Costello	Manager
1 Corporate Way
Lansing, MI 48951

Thomas P. Hyatte	Manager
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
7601 Technology Way
Denver, CO 80237

Richard Catts	Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Mark Godfrey	Vice President
7601 Technology Way
Denver, CO 80237

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Elizabeth Griffith	Vice President
300 Innovation Drive
Franklin, TN 37067

Kelli Hill	Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Meyer	Vice President
7601 Technology Way
Denver, CO 80237

Steven O'Connor	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Vice President
7601 Technology Way
Denver, CO 80237

John Poulsen	Executive Vice President, Sales Strategy
1640 Powers Ferry Road
Bldg. 20
Marietta, GA 30067

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Kristan L. Richardson	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Scott Romine	President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Kezia Samuel	Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Marc Socol	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Melissa Sommer	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of April, 2015.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By:   /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By:    /s/ THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 21, 2015
Michael A. Wells, President, Chief
Executive Officer, Director and Chairman

*	April 21, 2015
James R. Sopha, Chief Operating Officer
and Director

*	April 21, 2015
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	April 21, 2015
Michael A. Costello, Senior Vice President,
Treasurer and Controller

*	April 21, 2015
Leandra R. Knes, Director

*	April 21, 2015
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

* By:    /s/ THOMAS J. MEYER
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration  statements,  and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and  requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, and 333-192971), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 28th day of October, 2014.

/s/ MICHAEL A. WELLS
_____________________________________________
Michael A. Wells, President, Chief Executive Officer, Chairman and Director

/s/ JAMES R. SOPHA
_____________________________________________
James R. Sopha, Chief Operating Officer and Director

/s/ P. CHAD MYERS
_____________________________________________
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ THOMAS P. HYATTE
_____________________________________________
Thomas P. Hyatte, Senior Vice President, Chief Risk Officer and Director

/s/ MICHAEL A. COSTELLO
_____________________________________________
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ LEANDRA R. KNES
_____________________________________________
Leandra R. Knes, Director

EXHIBIT LIST

Exhibit No.                          Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 5 related submissions. This submission is the fifth of the 5 related submissions. The accession numbers of the previous related submissions are as follows:

0000927730-15-000060
0000927730-15-000061
0000927730-15-000062
0000927730-15-000063